UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 07121 )

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2010

Date of reporting period: October 1, 2009 — March 31, 2010

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOLS
(CLASS A SHARES)

PAEAX: Growth Portfolio
PABAX: Balanced Portfolio
PACAX: Conservative Portfolio

Putnam Asset Allocation Funds

Semiannual report 3|31|10

A world of investing.™
Putnam INVESTMENTS
ASSET ALLOCATION FUNDS invest in a mix of many different types of investments to help weather changing market environments.

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam
Asset Allocation
Funds

Semiannual report
3 | 31 | 10

Message from the Trustees	2

About the funds	4

Performance snapshots	6

Interview with your fund’s portfolio manager	7

Your fund’s performance	12

Your fund’s expenses	15

Terms and definitions	18

Trustee approval of management contract	19

Other information for shareholders	31

Financial statements	32

Shareholder meeting results	242

Message from the Trustees

Dear Fellow Shareholder:

Global equity markets have continued to rebound from last year’s lows, bolstered by strengthening economic growth and robust earnings results. Major stock indexes have hit highs not seen since the fall of 2008. And although opportunities in fixed income are somewhat diminished following the bond market’s historic rally last year, pockets of attractive valuations and opportunity remain.

Last year, investors who deployed cash in the markets were generally rewarded across a range of asset categories. This year, success is requiring more analysis, insight, and expertise. Active money management — Putnam’s core strength — is very important during times like these.

One lesson that can be drawn from the painful downturn of 2008 and early 2009 is the importance of diversification and asset allocation, which mutual funds offer. Although diversificaton does not guarantee a profit or protect against loss, it remains an important investment principle and one we believe is worth pursuing in all market environments.

Lastly, we would like to thank all shareholders who took the time to vote by proxy on a number of issues, including shareholder-friendly management fee changes, which went into effect earlier this year. We also would like to welcome new shareholders to the fund and thank all of our investors for your continued confidence in Putnam.

About the funds

Portfolios for investors with different goals and appetites for risk

Putnam Asset Allocation Funds provide balanced diversification through three portfolios — Growth, Balanced, and Conservative — designed for investors with different goals and tolerance for risk. Each portfolio has a distinct objective and a target mix of stocks and bonds. The mix of holdings is rebalanced regularly as the funds’ managers take profits on investments that have outperformed and invest the proceeds in areas they believe offer greater future potential. Spreading fund holdings across a variety of asset classes has been shown time and again to be a prudent strategy for long-term investors because it can help to smooth the ups and downs of the market.

Combining insights gained from proprietary research with expertise in the tools and concepts of diversification, Putnam’s asset allocation specialists create investment strategies for each of the Putnam Asset Allocation Funds. These strategies integrate the global perspective of experienced portfolio managers, flexible weightings of asset classes in accordance with their perceived attractiveness, and individual security analysis to add value within each asset class.

The funds’ managers also draw on the resources of Putnam’s global research group, which covers securities worldwide; on the recommendations of Putnam’s investment-style teams, which are based on their in-depth analysis of specific market segments; and on input from the firm’s economists, market strategists, and currency specialists.

This comprehensive approach, incorporating the insights of many specialists, helps the managers keep the portfolios true to their investment objectives in the context of ever-changing market conditions.

Consider these risks before investing:

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The funds invest some or all of their assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

The portfolios invest in a wide range of securities across many asset classes and are actively rebalanced to manage risk.

Performance snapshots

Putnam Asset Allocation Funds

Class A share annualized total return (%) comparison as of 3/31/10

	Growth Portfolio		Balanced Portfolio		Conservative Portfolio
(inception dates)	(2/8/94)		(2/7/94)		(2/7/94)

	Before sales	After sales	Before sales	After sales	Before sales	After sales
	charge	charge	charge	charge	charge	charge

Annual average
(life of fund)	6.96%	6.57%	6.35%	5.96%	5.73%	5.34%

10 years	19.10	12.26	20.02	13.10	40.49	32.45
Annual average	1.76	1.16	1.84	1.24	3.46	2.85

5 years	18.68	11.85	16.59	9.93	19.35	12.44
Annual average	3.48	2.27	3.12	1.91	3.60	2.37

3 years	–9.44	–14.66	–4.77	–10.24	4.04	–1.94
Annual average	–3.25	–5.15	–1.62	–3.54	1.33	–0.65

1 year	54.69	45.80	47.01	38.52	34.61	26.86

6 months*	10.51	4.18	10.60	4.23	8.19	2.02

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. After-sales-charge returns reflect the maximum sales charge of 5.75%. See pages 7 and 12–15 for additional performance information. For a portion of the periods, these funds may have limited expenses, without which returns would have been lower. A 1% short-term trading fee may apply. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

Interview with your
fund’s portfolio manager

Jeffrey Knight

Jeff, let’s begin by reviewing what we have seen from financial markets during the past six months.

We have seen the rally continuing in global financial markets. We can trace this rally back about a year, to March 2009. At that time, a sharp drop in stock prices halted and reversed course, as markets showed confidence that new policies would stabilize U.S. and global economies. Fixed-income securities continued to rally alongside stocks, despite a setback in February when Greece’s debt crisis intensified. Although market gains during the semiannual period were substantially lower than in the six months preceding September, stocks in the United States generally advanced more than 10%, and international stocks also rose. A portion of the international gains was offset by foreign currency weakness. The lagging fund investments over the past six months were in global bond markets, which were hurt by the debt crisis that developed in Greece. Although Greece is quite small in the world economy, the situation directed investors’ attention to government debt problems that were rapidly increasing in many markets, including other European Union nations, the United States, and Japan.

How did the funds perform during the period?

When we look at class A shares, the Growth Portfolio returned 10.51% at net asset value (NAV), which was ahead of its custom benchmark, but behind the 12.19% return of its equity benchmark, the Russell 3000 Index.

Broad market index and fund performance

This chart shows the performance of broad market indexes for the six months ended 3/31/10. See the previous page and pages 12–15 for fund performance information. Index descriptions can be found on page 18.

The Balanced Portfolio had an even better return of 10.60%, and was also ahead of its custom benchmark, but behind the Russell 3000. The Conservative Portfolio returned a strong 8.19%, outperforming both its custom benchmark and its fixed-income benchmark, the Barclays Capital Aggregate Bond Index. All three portfolios ranked well above the average of their Lipper peer groups, [the Mixed-Asset Target Allocation Growth, Moderate, and Conservative groups, respectively]. In fact, reflecting the strong results of our active asset allocation and security-selection strategies, all three ranked in the top 10% of their respective Lipper peer groups.

How did you achieve these results?

Fixed-income holdings made a big difference in the funds’ returns. When you look at the markets, stocks finished well ahead of bonds during the period, but in our funds, bonds contributed to performance nearly as much as the stocks did. The Balanced Portfolio narrowly outperformed the Growth Portfolio due to its larger fixed-income weighting. Bond holdings also explain why the Conservative Portfolio, with about 70% invested in bonds, performed nearly as well as the other two portfolios. The reason for the strong fixed-income performance, as we have described in previous reports, is that the portfolios held a large selection of residential and commercial mortgage-backed bonds and other issues in securitized debt sectors that were punished excessively during the 2008 financial crisis. The crisis compelled many investors to liquidate these securities at previously unthinkable price levels. This created an enormous gap between their prices and what we considered to be their intrinsic value. Now, nearly two years later, markets continue to recognize this value. These securities have significantly outperformed the broader bond market. After bonds, currency strategies also helped results. In particular, the portfolios had overweight exposure to the Australian dollar and the Canadian dollar, and an underweight to the weakening euro. Lastly, I would mention

Growth Portfolio:
Comparison of equity and fixed-income investment
strategy weightings

This chart shows how the fund’s top investment strategy weightings have changed over the past six months. Weightings are shown as a percentage of net assets and may not reflect the underlying security-specific sector risks within the fund. Holdings will vary over time.

“In the stock market, we believe
the recovery is at the stage when
returns become more subdued and
attractive opportunities become
more scattered.”

Jeff Knight

tactical asset allocation decisions and stock selection, two of our other strategies, contributed modestly to performance.

Did you have any disappointments in the funds’ overall performance over the period?

The past year has been one of the strongest in both absolute return and value added from active management in the 16 years that I have been involved with these funds. In that sense, my disappointments are few for this period. One example is that we may have underestimated the return potential of commodities, and our allocations to them remained quite low. Despite small exceptions like these, our team is pleased with performance over the past year.

What do you see ahead in the markets?

In the stock market, we believe the recovery is at the stage when returns become more subdued and attractive opportunities become more scattered. For that reason, we are being more selective with positioning. From a sector perspective, we expect that technology, materials, and industrials stocks may lead, while utilities, telecom, and energy stocks appear less attractive. With regard to stocks, we think that companies with strong cash flow, improving sales, and upward earnings revisions by analysts are likely to outpace volatile, lower-quality companies. Looking across global markets, there is a similar theme in that geography matters again. National markets have already recorded a wide range of outcomes this year, from sharp losses in Spain to hefty gains in Japan. To some extent, this reflects differences in economic policies, growth rates, and public indebtedness. In

Balanced Portfolio:
Comparison of equity and fixed-income investment
strategy weightings

This chart shows how the fund’s top investment strategy weightings have changed over the past six months. Weightings are shown as a percentage of net assets and may not reflect the underlying security-specific sector risks within the fund. Holdings will vary over time.

addition to being selective with securities, we are being selective with markets.

For bonds, does the concern about government borrowing, like the crisis in Greece, pose a problem?

There’s little doubt we will see a huge wave of government bond issuance in the United States and in other markets this year. This could push up yields as investors require a higher return because of the greater risk of a government financial crunch. While it’s unclear whether any government will default, we expect that borrowing will come at a higher cost. We consider this risk as we select bonds. Across all three portfolios, we have an unfavorable view of government bonds while continuing to pursue attractive opportunities in specialized sectors such as high yield, collateralized mortgage obligations, and other mortgage-backed securities. We believe these areas continue to offer attractive potential returns with less volatility than stocks, and these sectors are less affected by the risks ahead for government bonds.

Jeff, thanks for discussing the three portfolios today.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.

Please note that portfolio holdings discussed in this report may not have been held by each fund for the entire period. Portfolio composition is subject to review in accordance with each fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Putnam Asset Allocation: Growth Portfolio, Balanced Portfolio, and Conservative Portfolio are series of Putnam Asset Allocation Funds, a registered investment company.

Conservative Portfolio:
Comparison of equity and fixed-income investment
strategy weightings

This chart shows how the fund’s top investment strategy weightings have changed over the past six months. Weightings are shown as a percentage of net assets and may not reflect the underlying security-specific sector risks within the fund. Holdings will vary over time.

Of special interest

Thanks to higher interest income from bond holdings, the Conservative Portfolio has instituted an increase in its dividend. Beginning in April 2010, class A share monthly dividend rates rose from $0.024 to $0.026, an increase of 8.33%. The changes in the dividend rates of other share classes vary.

Portfolio Manager Jeffrey Knight is Head of Global Asset Allocation at Putnam. He holds an M.B.A. from the Tuck School of Business at Dartmouth College and a B.A. from Colgate University. A CFA charterholder, he joined Putnam in 1993 and has been in the investment industry since 1987.

In addition to Jeff, your fund’s portfolio managers are James Fetch, Robert Kea, Robert Schoen, and Jason Vaillancourt.

IN THE NEWS

The Federal Reserve Board (the Fed) has started to tap the brakes on its unprecedented stimulus efforts. The central bank recently ended its 15-month $1.25 trillion mortgage-bond purchase program, which helped financial institutions find a market for their mortgage-backed assets, and kept mortgage rates low in an effort to buoy the battered real estate market. The program was part of the government’s “quantitative easing” campaign designed to inject liquidity into the frozen credit markets in the wake of the 2008 Lehman Brothers collapse. Despite the Fed’s exit, mortgage rates and mortgage-bond prices are expected to remain stable over the near term. The Fed has said it will keep its benchmark federal funds rate at near zero, where it has been since December 2008, for an “extended period.”

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended March 31, 2010, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Growth Portfolio

Fund performance Total return for periods ended 3/31/10

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(2/8/94)		(2/16/94)		(9/1/94)		(2/3/95)		(1/21/03)	(7/14/94)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Annual average
(life of fund)	6.96%	6.57%	6.17%	6.17%	6.13%	6.13%	6.43%	6.19%	6.68%	7.22%

10 years	19.10	12.26	10.52	10.52	10.51	10.51	13.36	9.37	15.86	21.94
Annual average	1.76	1.16	1.01	1.01	1.00	1.00	1.26	0.90	1.48	2.00

5 years	18.68	11.85	14.37	12.37	14.35	14.35	15.75	11.69	16.97	19.92
Annual average	3.48	2.27	2.72	2.36	2.72	2.72	2.97	2.24	3.18	3.70

3 years	–9.44	–14.66	–11.32	–13.76	–11.40	–11.40	–10.71	–13.81	–10.29	–8.88
Annual average	–3.25	–5.15	–3.93	–4.81	–3.95	–3.95	–3.71	–4.83	–3.55	–3.05

1 year	54.69	45.80	53.52	48.52	53.55	52.55	54.05	48.69	54.07	54.87

6 months	10.51	4.18	10.08	5.08	10.05	9.05	10.22	6.40	10.31	10.58

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.75% and 3.50% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and, except for class Y shares, the higher operating expenses for such shares.

For a portion of the periods, this fund may have limited expenses, without which returns would have been lower.

A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

Fund price and distribution information For the six-month period ended 3/31/10

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.485		$0.406	$0.413	$0.439		$0.469	$0.510

Capital gains	—		—	—	—		—	—

Total	$0.485		$0.406	$0.413	$0.439		$0.469	$0.510

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

9/30/09	$11.03	$11.70	$10.85	$10.66	$10.86	$11.25	$10.88	$11.12

3/31/10	11.67	12.38	11.51	11.29	11.50	11.92	11.50	11.75

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

Balanced Portfolio

Fund performance Total return for periods ended 3/31/10

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(2/7/94)		(2/11/94)		(9/1/94)		(2/6/95)		(1/21/03)	(7/5/94)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Annual average
(life of fund)	6.35%	5.96%	5.57%	5.57%	5.52%	5.52%	5.84%	5.60%	6.06%	6.61%

10 years	20.02	13.10	11.45	11.45	11.35	11.35	14.19	10.18	16.68	23.05
Annual average	1.84	1.24	1.09	1.09	1.08	1.08	1.34	0.97	1.55	2.10

5 years	16.59	9.93	12.44	10.46	12.27	12.27	13.60	9.65	14.92	17.95
Annual average	3.12	1.91	2.37	2.01	2.34	2.34	2.58	1.86	2.82	3.36

3 years	–4.77	–10.24	–6.80	–9.32	–6.85	–6.85	–6.23	–9.50	–5.55	–4.10
Annual average	–1.62	–3.54	–2.32	–3.21	–2.34	–2.34	–2.12	–3.27	–1.89	–1.39

1 year	47.01	38.52	45.84	40.83	45.96	44.96	46.23	41.14	46.46	47.30

6 months	10.60	4.23	10.11	5.11	10.16	9.16	10.24	6.34	10.42	10.72

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.75% and 3.50% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and, except for class Y shares, the higher operating expenses for such shares.

For a portion of the periods, this fund may have limited expenses, without which returns would have been lower.

A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

Fund price and distribution information For the six-month period ended 3/31/10

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	2		2	2	2		2	2

Income	$0.409		$0.369	$0.371	$0.384		$0.397	$0.421

Capital gains	—		—	—	—		—	—

Total	$0.409		$0.369	$0.371	$0.384		$0.397	$0.421

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

9/30/09	$9.82	$10.42	$9.78	$9.65	$9.81	$10.17	$9.77	$9.83

3/31/10	10.43	11.07	10.38	10.24	10.41	10.79	10.37	10.44

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

Conservative Portfolio

Fund performance Total return for periods ended 3/31/10

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(2/7/94)		(2/18/94)		(9/1/94)		(2/7/95)		(1/21/03)	(7/14/94)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Annual average
(life of fund)	5.73%	5.34%	4.93%	4.93%	4.93%	4.93%	5.18%	4.95%	5.57%	6.00%

10 years	40.49	32.45	30.11	30.11	30.35	30.35	33.28	28.62	39.39	44.26
Annual average	3.46	2.85	2.67	2.67	2.69	2.69	2.91	2.55	3.38	3.73

5 years	19.35	12.44	15.06	13.09	15.27	15.27	16.55	12.43	19.28	21.44
Annual average	3.60	2.37	2.85	2.49	2.88	2.88	3.11	2.37	3.59	3.96

3 years	4.04	–1.94	1.94	–0.80	1.86	1.86	2.64	–0.93	4.04	5.30
Annual average	1.33	–0.65	0.64	–0.27	0.62	0.62	0.87	–0.31	1.33	1.74

1 year	34.61	26.86	33.56	28.56	33.63	32.63	33.76	29.14	34.55	35.06

6 months	8.19	2.02	7.73	2.73	7.75	6.75	7.88	4.09	8.13	8.32

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.75% and 3.50% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and, except for class Y shares, the higher operating expenses for such shares.

For a portion of the periods, this fund may have limited expenses, without which returns would have been lower.

A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

Fund price and distribution information For the six-month period ended 3/31/10

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		6	6	6		6	6

Income	$0.331		$0.299	$0.299	$0.310		$0.319	$0.343

Capital gains	—		—	—	—		—	—

Total	$0.331		$0.299	$0.299	$0.310		$0.319	$0.343

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

9/30/09	$8.60	$9.12	$8.54	$8.53	$8.53	$8.84	$8.75	$8.62

3/31/10	8.96	9.51	8.89	8.88	8.88	9.20	9.13	8.98

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

Comparative index returns For periods ended 3/31/10

			Lipper Mixed-Asset	Lipper Mixed-Asset	Lipper Mixed-Asset
	Barclays Capital		Target Allocation	Target Allocation	Target Allocation
	Aggregate	Russell 3000	Growth Funds	Moderate Funds	Conservative Funds
	Bond Index	Index	category average*	category average†	category average‡

Annual average
(life of fund)	6.20%	7.86%	6.84%	6.35%	4.96%

10 years	83.98	–0.73	22.87	33.78	40.74
Annual average	6.29	–0.07	1.92	2.80	3.36

5 years	30.33	12.54	15.93	17.68	18.80
Annual average	5.44	2.39	2.96	3.26	3.46

3 years	19.57	–11.50	–4.98	–1.84	4.22
Annual average	6.14	–3.99	–1.74	–0.68	1.32

1 year	7.69	52.44	40.02	35.05	27.20

6 months	1.99	12.19	8.06	7.05	5.60

Index and Lipper results should be compared to fund performance at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/10, there were 599, 583, 497, 389, 214, and 73 funds, respectively, in this Lipper category.

† Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/10, there were 557, 537, 457, 347, 183, and 42 funds, respectively, in this Lipper category.

‡ Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/10, there were 474, 462, 381, 238, 83, and 14 funds, respectively, in this Lipper category.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Growth Portfolio

Total annual operating expenses for the fiscal year
ended 9/30/09*	1.29%	2.04%	2.04%	1.79%	1.54%	1.04%

Annualized expense ratio for the six-month period
ended 3/31/10	1.20%	1.95%	1.95%	1.70%	1.45%	0.95%

Balanced Portfolio

Total annual operating expenses for the fiscal year
ended 9/30/09†	1.17%	1.92%	1.92%	1.67%	1.42%	0.92%

Annualized expense ratio for the six-month period
ended 3/31/10‡	1.22%	1.97%	1.97%	1.72%	1.47%	0.97%

Conservative Portfolio

Total annual operating expenses for the fiscal year
ended 9/30/09†	1.13%	1.88%	1.88%	1.63%	1.38%	0.88%

Annualized expense ratio for the six-month period
ended 3/31/10‡	1.19%	1.94%	1.94%	1.69%	1.44%	0.94%

* Reflects projected expenses under a new management contract effective 1/1/10 and a new expense arrangement.

† Reflects projected expenses under a new management contract effective 1/1/10. Excludes estimated interest accruing in connection with the termination of certain derivatives contracts.

‡ Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.05% and 0.05% of average net assets for Balanced Portfolio and Conservative Portfolio, respectively, for the six months ended 3/31/10.

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each of the three Putnam Asset Allocation Funds from October 1, 2009, to March 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Growth Portfolio

Expenses paid per $1,000*†	$6.30	$10.21	$10.21	$8.91	$7.60	$4.99

Ending value (after expenses)	$1,105.10	$1,100.80	$1,100.50	$1,102.20	$1,103.10	$1,105.80

Balanced Portfolio

Expenses paid per $1,000*†	$6.41	$10.32	$10.32	$9.02	$7.71	$5.10

Ending value (after expenses)	$1,106.00	$1,101.10	$1,101.60	$1,102.40	$1,104.20	$1,107.20

Conservative Portfolio

Expenses paid per $1,000*†	$6.18	$10.05	$10.05	$8.76	$7.47	$4.88

Ending value (after expenses)	$1,081.90	$1,077.30	$1,077.50	$1,078.80	$1,081.30	$1,083.20

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/10. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended March 31, 2010, use the following calculation method. To find the value of your investment on October 1, 2009, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Growth Portfolio

Expenses paid per $1,000*†	$6.04	$9.80	$9.80	$8.55	$7.29	$4.78

Ending value (after expenses)	$1,018.95	$1,015.21	$1,015.21	$1,016.45	$1,017.70	$1,020.19

Balanced Portfolio

Expenses paid per $1,000*†	$6.14	$9.90	$9.90	$8.65	$7.39	$4.89

Ending value (after expenses)	$1,018.85	$1,015.11	$1,015.11	$1,016.36	$1,017.60	$1,020.09

Conservative Portfolio

Expenses paid per $1,000*†	$5.99	$9.75	$9.75	$8.50	$7.24	$4.73

Ending value (after expenses)	$1,019.00	$1,015.26	$1,015.26	$1,016.50	$1,017.75	$1,020.24

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/10. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays Capital Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA (Bank of America) Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”), the sub-management contract, with respect to your fund, between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL, and another affiliate, Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2009, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. At the Trustees’ June 12, 2009 meeting, the Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management, sub-management, and sub-advisory contracts, effective July 1, 2009. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That such fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers pending other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Consideration of strategic
pricing proposal

The Trustees considered that the Contract Committee had been engaged in a detailed review of Putnam Management’s strategic pricing proposal that was first presented to the Committee at its May 2009 meeting. The proposal included proposed changes to the basic structure of the management fees in place for all open-end funds (except the Putnam RetirementReady® Funds and Putnam Money Market Liquidity Fund), including implementation of a breakpoint structure based on the aggregate net assets of all such funds in lieu of the individual breakpoint structures in place for each fund, as well as implementation of performance fees for certain funds. In addition, the proposal recommended substituting separate expense limitations on investor servicing fees and on other expenses as a group in lieu of the total expense limitations in place for many funds.

While the Contract Committee noted the likelihood that the Trustees and Putnam Management would reach agreement on the strategic pricing matters in later months, the terms of the management contracts required that the Trustees approve the continuance of the contracts in order to prevent their expiration at June 30, 2009. The Contract Committee’s recommendations in June reflect its conclusion that the terms of the contractual arrangements for your fund continued to be appropriate for the upcoming term, absent any possible agreement with respect to the matters addressed in Putnam Management’s proposal.

The Trustees were mindful of the significant changes that had occurred at Putnam Management in the past two years, including a change of ownership, the installation of a new senior management team at Putnam Management, the substantial decline in assets under management resulting from extraordinary market forces as well as continued net redemptions in many funds, the introduction of new fund products representing novel investment strategies and the introduction of performance fees for certain new funds. The Trustees were also mindful that many other leading firms in the industry had also been experiencing significant challenges due to the changing financial and competitive environment. For these reasons, even though the Trustees believed that the current contractual arrangements in place between the funds and Putnam Management and its affiliates have served shareholders well and continued to be appropriate for the near term, the Trustees believed that it was an appropriate time to reconsider the current structure of the funds’ contractual arrangements with Putnam Management with a view to possible changes that might better serve the interests of shareholders in this new environment. The Trustees concluded their review of Putnam Management’s strategic pricing proposal in July 2009, and their considerations regarding the proposal are discussed below under the heading “Subsequent approval of strategic pricing proposal.” With the exception of the discussion under this heading, the following discussion generally addresses only the Trustees’ reasons for recommending the continuance of the current contractual arrangements as, at the time the Trustees determined to make this recommendation, the Trustees had not yet reached any conclusions with respect to the strategic pricing proposal.

Management fee schedules and
categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. The general fee structure has been carefully developed over the years and re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees noted that shareholders of all funds voted by overwhelming majorities in 2007 to approve new management contracts containing identical fee schedules.

In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund at that time but, as indicated above, based on their detailed review of the current fee structure, were prepared to consider possible changes to this arrangement that might better serve the interests of shareholders in the future. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., each fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees) as of December  31, 2008 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

Actual
	Management	Total
	Fee	Expense
	(percentile	(percentile
	rank)	rank)

Putnam Asset Allocation:
Balanced Portfolio	34th	31st

Putnam Asset Allocation:
Conservative Portfolio	71st	59th

Putnam Asset Allocation:
Growth Portfolio	35th	50th

The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees (as applicable) and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints. The Trustees expressed their intention to monitor the funds’ percentile rankings in management fees and in total expenses to ensure that fees and expenses of the funds continue to meet evolving competitive standards.

The Trustees noted that the expense ratio increases described above were being controlled by expense limitations initially implemented in January 2004. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception and, while the Contract Committee was reviewing proposed alternative expense limitation arrangements as noted above, the Trustees received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2010, or such earlier time as the Trustees and Putnam Management reach agreement on alternative arrangements.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2009, or until such earlier time as the Trustees and Putnam Management reach agreement on alternative expense limitation arrangements, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation is applicable to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation was not applied to your fund because it had a below-average expense ratio relative to its custom peer group.

• Economies of scale. Your fund currently has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale, which means that the effective management fee rate of the fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds. Conversely, as the fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale at that time but, as noted above, were in the process of reviewing a proposal to eliminate individual fund breakpoints for all of the open-end funds (except for the Putnam RetirementReady® Funds and Putnam Money Market Liquidity Fund) in favor of a breakpoint structure based on the aggregate net assets of all such funds.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds.

In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process  — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Trustees noted the disappointing investment performance of many of the funds for periods ended March 31, 2009. They discussed with senior management of Putnam Management the factors contributing to such underperformance and the actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including Putnam Management’s continuing efforts to strengthen the equity research function, recent changes in portfolio managers including increased accountability of individual managers rather than teams, recent changes in Putnam Management’s approach to incentive compensation, including emphasis on top quartile performance over a rolling three-year period, and the recent arrival of a new chief investment officer. The Trustees also recognized the substantial improvement in performance of many funds since the implementation of those changes. The Trustees indicated their intention to continue to monitor performance trends  to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that your fund’s class A share cumulative total return performance at net asset value was in the percentiles of its Lipper Inc. peer group for the one-year, three-year and five-year periods ended March 31, 2009 in the following table. Where applicable, the table also shows the number of funds in the peer groups for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best-performing funds and the 100th percentile denotes the worst-performing funds. Past performance is no guarantee of future results.

	One-year	Three-year	Five-year
	period rank	period rank	period rank
	(# of funds	(# of funds	(# of funds
	in category)	in category)	in category)

Putnam Asset Allocation: Balanced Portfolio	87th	89th	83rd
Lipper Mixed-Asset Target Allocation Moderate Funds	(522)	(391)	(289)

Putnam Asset Allocation: Conservative Portfolio	76th	82nd	82nd
Lipper Mixed-Asset Target Allocation Conservative Funds	(433)	(336)	(201)

Putnam Asset Allocation: Growth Portfolio	92nd	90th	77th
Lipper Mixed-Asset Target Allocation Growth Funds	(682)	(542)	(449)

The Trustees noted the disappointing performance for certain funds, as well as certain circumstances that may have contributed to that performance and the actions taken by Putnam Management to address these funds’ performance. The Trustees also considered the four broad initiatives that Putnam Management has implemented to improve its investment approach, to reduce the likelihood of fourth quartile results, and to deliver on its long-term investment goals. Specifically, Putnam Management has:

1. Increased accountability and reduced complexity in the portfolio management process for the Putnam equity funds by replacing a team management structure with a decision-making process that vests full authority and responsibility with individual portfolio managers;

2. Clarified Putnam Management’s investment process by affirming a fundamental-driven approach to investing, with quantitative analysis providing additional input for investment decisions;

3. Strengthened Putnam Management’s large-cap equity research capability by adding multiple new investment personnel to the team and by bringing U.S. and international research under common leadership; and

4. Realigned compensation structure for portfolio managers and research analysts so that only those who achieve top-quartile returns over a rolling three-year basis are eligible for full bonuses.

The Trustees noted the disappointing performance for your fund for the one-year, three-year and five-year periods ended March  31, 2009. The Trustees considered Putnam Management’s belief that significant volatility and illiquidity in the markets contributed to the fund’s relative underperformance during these periods. In addition, the Trustees considered Putnam Management’s decision to implement initiative 4 described above. The Trustees also considered Putnam Management’s continued belief that the fund’s investment strategy and process are designed to produce attractive relative performance over longer periods, and noted improvements in the fund’s recent year-to-date performance as of March 31, 2009 as the markets began to show signs of stabilizing.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations;
other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered a change made, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy commencing in 2009, which increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees noted that a portion of available soft dollars continue to be allocated to the payment of fund expenses, although the amount allocated for this purpose has declined in recent years. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

The Trustees’ annual review of your fund’s management contract also included the review of the investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”), which agreement provides benefits to an affiliate of Putnam Management. The Trustees considered that effective January 1, 2009, the Trustees, PSERV and Putnam Management entered into a new fee schedule that includes for the open-end funds (other than funds of Putnam Variable Trust and Putnam Money Market Liquidity Fund) an expense limitation but, as noted above, also considered that this expense limitation is subject to review as part of the Trustees’ pending review of Putnam’s strategic pricing proposal.

In the case of your fund, the Trustees’ annual review of the fund’s management contract also included the review of the fund’s distributor’s contract and distribution plans with Putnam Retail Management Limited Partnership, which contract and plans also provide benefits to an affiliate of Putnam Management.

Comparison of retail and institutional
fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Subsequent approval of strategic
pricing proposal

As mentioned above, at a series of meetings beginning in May 2009 and ending on July 10, 2009, the Contract Committee and the Trustees engaged in a detailed review of Putnam Management’s strategic pricing proposal. Following this review, the Trustees of each fund, including all of the Independent Trustees, voted unanimously on July 10, 2009 to approve proposed management contracts reflecting the proposal, as modified based on discussions between the Independent Trustees and Putnam Management, for each fund (other than Putnam Money Market Liquidity Fund and the Putnam RetirementReady® Funds). In considering the proposed contracts, the Independent Trustees focused largely on the specific proposed changes described below relating to management fees. They also took into account the factors that they considered in connection with their most recent annual approval on June 12, 2009 of the continuance of the funds’ current management contracts and the extensive materials that they had reviewed in connection with that approval process, as described above.

In late 2009, shareholders approved the proposed management contract for your fund. The new management contract was implemented on January 1, 2010.

• Considerations relating to Fund Family fee rate calculations. The Independent Trustees considered that the proposed management contracts would change the manner in which fund shareholders share in potential economies of scale associated with the management of the funds. Under the current management contracts, shareholders of a fund (other than Putnam Money Market Liquidity Fund and the Putnam RetirementReady® Funds, which do not pay management fees to Putnam Management) benefit from increased fund size through reductions in the effective management fee paid to Putnam Management once the fund’s net assets exceed the first breakpoint in the fund’s fee schedule ($500 million for most funds). Conversely, in the case of funds with net assets above the level of the first breakpoint, the effective management fee increases as the fund’s average net assets decline below a breakpoint. These breakpoints are measured solely by the net assets of each individual fund and are not affected by possible growth (or decline) of net assets of other funds in the Fund Family. (“Fund Family” for purposes of this discussion refers to all open-end mutual funds sponsored by Putnam Management, except for the Putnam RetirementReady® Funds and Putnam Money Market Liquidity Fund.) Under the proposed management contracts, potential economies of scale would be shared ratably among shareholders of all funds, regardless of their size. The management fees paid by a fund (and indirectly by shareholders) would no longer be affected by the growth (or decline) of assets of the particular fund, but rather would be affected solely by the growth (or decline) of the aggregate net assets of all funds in the Fund Family, regardless of whether the net assets of the particular fund are growing or declining.

The table below shows the proposed effective management fee rate for your fund, based on June 30, 2009 net assets of the Fund Family ($52.3 billion). This table also shows the effective management fee rate payable by your fund under its current management contract, based on the net assets of the fund as of June  30, 2009. Finally, this table shows the difference in the effective management fees, based on net assets as of June 30, 2009, between the proposed management contract and the current contract.

	Proposed Effective	Current Effective
Name of Fund	Contractual Rate	Contractual Rate	Difference

Putnam Asset Allocation: Balanced Portfolio	0.542%	0.624%	(0.082%)

Putnam Asset Allocation: Conservative Portfolio	0.542%	0.654%	(0.112)%

Putnam Asset Allocation: Growth Portfolio	0.612%	0.611%	0.001%

As shown in the foregoing table, based on June 30, 2009 net asset levels, the proposed management contract for Putnam Asset Allocation: Balanced Portfolio and Putnam Asset Allocation: Conservative Portfolio would provide for payment of a management fee rate that is lower than the management fee rate payable under the current management contract, and the proposed management contract for Putnam Asset Allocation: Growth Portfolio would provide for payment of a management fee rate that is slightly higher than the management fee rate payable under the current management contract. Most funds would experience a management fee reduction under the proposed management contracts. For a small number of funds, however, including Putnam Asset Allocation: Growth Portfolio, the management fee rate would be slightly higher under the proposed contract at June 30, 2009 net asset levels, but by only immaterial amounts. In the aggregate, the financial impact on Putnam Management of implementing this proposed change for all funds at June 30, 2009 net asset levels is a reduction in annual management fee revenue of approximately $24.0  million. (Putnam Management has already incurred a significant portion of this revenue reduction through the waiver of a portion of its current management fees for certain funds pending shareholder consideration of the proposed management contracts. Putnam is not obliged to continue such waivers beyond July 31, 2010 in the event that the proposed contracts are not approved by shareholders.) The Independent Trustees carefully considered the implications of this proposed change under a variety of economic circumstances. They considered the fact that at current asset levels the management fees paid by the funds under the proposed contract would be lower for almost all funds, and would not be materially higher for any fund. They considered the possibility that under some circumstances, the current management contract could result in a lower fee for a particular fund than the proposed management contract. Such circumstances might occur, for example, if the aggregate net assets of the Fund Family remain largely unchanged and the net assets of an individual fund grew substantially, or if the net assets of an individual fund remain largely unchanged and the aggregate net assets of the Fund Family declined substantially.

The Independent Trustees noted that future changes in the net assets of individual funds are inherently unpredictable and that experience has shown that funds often grow in size and decline in size over time depending on market conditions and the changing popularity of particular investment styles and asset classes. They noted that, while the aggregate net assets of the Fund Family have changed substantially over time, basing a management fee on the aggregate level of assets of the Fund Family would likely reduce fluctuations in costs paid by individual funds and lead to greater stability and predictability of fund operating costs over time.

The Independent Trustees considered that the proposed management contract would likely be advantageous for newly organized funds that have yet to attract significant assets and for funds in specialty asset classes that are unlikely to grow to a significant size. In each case, such funds would participate in the benefits of scale made possible by the aggregate size of the Fund Family to an extent that would not be possible based solely on their individual size.

The Independent Trustees also considered that for funds that have achieved or are likely to achieve considerable scale on their own, the proposed management contract could result in sharing of economies which might lead to slightly higher costs under some circumstances, but they noted that any such increases are immaterial at current asset levels and that over time such funds are likely to realize offsetting benefits from their opportunity to participate, both through the exchange privilege and through the Fund Family breakpoint fee structure, in the improved growth prospects of a diversified Fund Family able to offer competitively priced products.

The Independent Trustees noted that the implementation of the proposed management contracts would result in a reduction in aggregate fee revenues for Putnam Management at current asset levels. They also noted that applying various projections of growth equally to the aggregate net assets of the Fund Family and to the net assets of individual funds also showed revenue reductions for Putnam Management. They recognized, however, the possibility that under some scenarios Putnam Management might realize greater future revenues, with respect to certain funds, under the proposed contracts than under the current contracts, but considered such circumstances to be both less likely and inherently unpredictable.

The Independent Trustees considered the extent to which Putnam Management may realize economies of scale in connection with the management of the funds. In this regard, they considered the possibility that such economies of scale as may exist in the management of mutual funds may be associated more closely with the size of the aggregate assets of the mutual fund complex than with the size of any individual fund. In this regard the Independent Trustees considered the financial information provided to them by Putnam Management over a period of many years regarding the allocation of costs involved in calculating the profitability of its mutual fund business as a whole and the profitability of individual funds. The Independent Trustees noted that the methodologies for such cost allocations had been reviewed on a number of occasions in the past by independent financial consultants engaged by the Independent Trustees. The Independent Trustees noted that these methodologies support Putnam Management’s assertion that many of its operating costs and any associated economies of scale are related more to the aggregate net assets under management in various sectors of its business than to the size of individual funds. They noted that on a number of occasions in the past the Independent Trustees had separately considered the possibility of calculating management fees in whole or in part based on aggregate net assets of the Putnam funds.

The Independent Trustees considered the fact that the proposed contracts would result in a sharing among the affected funds of economies of scale that for the most part are now enjoyed by the larger funds, without materially increasing the current costs of any of the larger funds. They concluded that this sharing of economies among funds was appropriate in light of the diverse investment opportunities available to shareholders of all funds through the existence of the exchange privilege. They also considered that the proposed change in management fee structure would allow Putnam Management to introduce new investment products at more attractive pricing levels than may currently be the case.

After considering all of the foregoing, the Independent Trustees concluded that the proposed calculation of management fees based on the aggregate net assets of the Fund Family represented a fair and reasonable means of sharing possible economies of scale among the shareholders of all funds.

• Considerations relating to addition of fee rate adjustments based on investment performance for certain funds. The Independent Trustees considered that Putnam’s proposal to add fee rate adjustments based on investment performance to the management contracts of certain funds reflected a desire by Putnam Management to align its fee revenues more closely with investment performance in the case of certain funds. They noted that Putnam Management already has a significant financial interest in achieving good performance results for the funds it manages. Putnam Management’s fees are based on the assets under its management (whether calculated on an individual fund or complex-wide basis). Good performance results in higher asset levels and therefore higher revenues to Putnam Management. Moreover, good performance also tends to attract additional investors to particular funds or the complex generally, also resulting in higher revenues. Nevertheless, the Independent Trustees concluded that adjusting management fees based on performance for certain selected funds could provide additional benefits to shareholders.

The Independent Trustees noted that Putnam Management proposed the addition of performance adjustments only for certain of the funds (performance adjustments were not proposed for your fund) and considered whether similar adjustments might be appropriate for other funds. In this regard, they considered Putnam Management’s belief that the addition of performance adjustments would be most appropriate for shareholders of U.S. growth funds, international equity funds and Putnam Global Equity Fund. They also considered Putnam Management’s view that it would continue to monitor whether performance fees would be appropriate for other funds. Accordingly, the Independent Trustees concluded that it would be desirable to gain further experience with the operation of performance adjustments for certain funds and the market’s receptivity to such fee structures before giving further consideration to whether similar performance adjustments would be appropriate for other funds as well.

• Considerations relating to standardization of payment terms. The proposed management contracts for all funds provide that management fees will be computed and paid monthly within 15 days after the end of each month. The current contracts of the funds contain quarterly computation and payment terms in some cases. These differences largely reflect practices in place at earlier times when many of the funds were first organized. Under the proposed contract, certain funds would make payments to Putnam Management earlier than they do under their current contract. This would reduce a fund’s opportunity to earn income on accrued but unpaid management fees by a small amount, but would not have a material effect on a fund’s operating costs.

The Independent Trustees considered the fact that standardizing the payment terms for all funds would involve an acceleration in the timing of payments to Putnam Management for some funds and a corresponding loss of a potential opportunity for such funds to earn income on accrued but unpaid management fees. The Independent Trustees did not view this change as having a material impact on shareholders of any fund. In this regard, the Independent Trustees noted that the proposed contracts conform to the payment terms included in management contracts for all Putnam funds organized in recent years and that standardizing payment terms across all funds would reduce administrative burdens for both the funds and Putnam Management.

• Considerations relating to comparisons with management fees and total expenses of competitive funds. As part of their evaluation of the proposed management contracts, the Independent Trustees also reviewed the general approach taken by Putnam Management and the Independent Trustees in recent years in imposing appropriate limits on total fund expenses. As part of the annual contract review process in recent years, Putnam Management agreed to waive fees as needed to limit total fund expenses to a maximum level equal to the average total expenses of comparable competitive funds in the mutual fund industry. In connection with its proposal to implement new management contracts, Putnam Management also proposed, and the Independent Trustees approved, certain changes in this approach that shift the focus from controlling total expenses to imposing separate limits on certain categories of expenses, as required. As a general matter, Putnam Management and the Independent Trustees concluded that management fees for the Putnam funds are competitive with the fees charged by comparable funds in the industry. Nevertheless, the Independent Trustees considered specific management fee waivers proposed to be implemented as of August 1, 2009 by Putnam Management with respect to the current management fees of certain funds, as well as projected reductions in management fees for almost all funds that would result under the proposed contracts. Putnam Management and the Independent Trustees also agreed to impose separate expense limitations of 37.5 basis points on the general category of shareholder servicing expenses and 20 basis points on the general category of other ordinary operating expenses. These new expense limitations, as well as the fee waivers, were implemented for all funds effective as of August 1, 2009, replacing the expense limitation referred to above.

These changes resulted in lower total expenses for many funds, but in the case of some funds total expenses increased after application of the new waivers and expense limitations (as compared with the results obtained using the expense limitation method previously in place). In this regard, the Independent Trustees considered the likelihood that total expenses for most of these funds would have increased in any event in the normal course under the previous expense limitation arrangement, as the reported total expense levels of many competitive funds increased in response to the major decline in asset values that began in September 2008. These new waivers and expense limitations will continue in effect until at least July 31, 2010 and will be re-evaluated by the Independent Trustees as part of the annual contract review process prior to their scheduled expiration. However, the management fee waivers referred to above would largely become permanent reductions in fees as a result of the implementation of the proposed management contracts.

Under these new expense limitation arrangements effective August 1, 2009, the fixed income funds and asset allocation funds, including your fund, were subject to management fee waivers that reduced these funds’ management fees pending implementation of the proposed management contracts, and in any event, through July 31, 2010. In addition, your fund is subject to expense limitations of 37.5 basis points on the category of shareholder servicing fees and 20 basis points on the general category of other ordinary operating expenses.

Other information for shareholders

Important notice regarding delivery
of shareholder documents

In accordance with SEC regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009, are available in the Individual Investors section of putnam.com, and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the Public Reference Room.

Trustee and employee
fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of March 31, 2010, Putnam employees had approximately $340,000,000 and the Trustees had approximately $48,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

The funds’ portfolios 3/31/10 (Unaudited)

COMMON STOCKS*	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Basic materials		4.3%		3.2%		2.3%
Acciona SA (Spain)	3,183	$353,014	2,666	$295,675	1,524	$169,021

Agrium, Inc. (Canada)	9,053	640,704	6,686	473,185	5,226	369,857

Akzo Nobel NV (Netherlands)	3,615	206,029	2,795	159,295	2,087	118,944

Albemarle Corp.	7,865	335,285	6,332	269,933	3,937	167,834

AMCOL International Corp.	6,722	182,838	5,368	146,010	3,353	91,202

Ameron International Corp.	3,002	188,796	2,515	158,168	1,437	90,373

Ampco-Pittsburgh Corp.	10,989	272,747	7,543	187,217	3,342	82,948

Andersons, Inc. (The)	23,300	780,084	16,252	544,117	8,225	275,373

Antofagasta PLC
(United Kingdom)	217,943	3,440,483	111,278	1,756,652	45,712	721,617

Arafura Resources, Ltd.
(Australia) †	66,674	36,061	53,244	28,797	33,254	17,986

ArcelorMittal (Luxembourg)	125,290	5,498,257	69,589	3,053,861	35,062	1,538,669

Archer Daniels Midland Co. SG SB	79,992	2,311,769	65,730	1,899,597	29,754	859,891

Armstrong World Industries, Inc. †	16,000	580,960	12,600	457,506	6,100	221,491

Ashland, Inc.	37,100	1,957,767	29,000	1,530,330	14,300	754,611

Austevoll Seafood ASA
(Norway) †	28,828	216,945	24,111	181,447	13,919	104,748

Avalon Rare Metals, Inc.
(Canada) †	16,701	41,473	13,337	33,119	8,329	20,683

Balfour Beatty PLC
(United Kingdom)	66,636	295,551	33,670	149,337	12,043	53,414

BASF SE (Germany)	10,576	655,967	7,979	494,891	6,001	372,207

BHP Billiton, Ltd. (Australia)	24,490	978,595	18,281	730,490	14,026	560,464

BlueScope Steel, Ltd.
(Australia) †	107,830	287,647	82,438	219,911	61,543	164,172

Brenntag AG 144A (Germany)	2,041	151,623	1,621	120,422	1,218	90,483

Broadwind Energy, Inc. † SG SC	22,270	99,547	17,606	78,699	10,944	48,920

Cameco Corp. (Canada)
(New York Exchange)	3,544	97,141	2,813	77,104	1,749	47,940

Cameco Corp. (Canada)
(Toronto Exchange)	2,468	67,634	1,981	54,288	1,231	33,735

Canada Lithium Corp. (Canada) †	60,798	31,753	48,552	25,357	30,324	15,837

Celanese Corp. Ser. A	83,167	2,648,869	64,878	2,066,364	31,921	1,016,684

CF Industries Holdings, Inc.	13,442	1,225,642	10,411	949,275	5,192	473,407

Chicago Bridge & Iron Co., NV
(Netherlands) †	19,284	448,546	12,942	301,031	6,064	141,049

China Green Holdings, Ltd.
(China) SG SB SC	855,000	1,077,023	231,000	290,985	180,000	226,742

China National Building
Material Co., Ltd. (China)	106,000	205,340	80,000	154,974	60,000	116,230

China Rare Earth Holdings, Ltd.
(China) †	176,000	42,844	140,000	34,081	88,000	21,422

Cia de Minas Buenaventura
SA ADR (Peru)	12,754	394,991	—	—	—	—

Clearwater Paper Corp. †	6,951	342,337	4,669	229,948	2,175	107,119

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Basic materials cont.
Denison Mines Corp. (Canada) †	21,000	$30,627	18,300	$26,689	9,700	$14,147

DIC Corp. (Japan)	120,000	259,418	93,000	201,049	69,000	149,165

Dow Chemical Co. (The)	30,097	889,968	24,355	720,177	11,190	330,888

E.I. du Pont de Nemours & Co.	62,800	2,338,672	50,500	1,880,620	23,900	890,036

Eastman Chemical Co.	23,100	1,471,008	18,400	1,171,712	8,900	566,752

Elementos, Ltd. (Australia) †	4,000	697	3,194	556	1,995	347

Energy Resources of
Australia, Ltd. (Australia)	3,992	69,164	3,388	58,699	1,936	33,542

Eurasian Natural Resources
Corp. (United Kingdom)	56,155	1,016,033	19,018	344,100	14,381	260,201

Extract Resources, Ltd.
(Australia) †	5,847	41,486	4,693	33,298	2,917	20,697

Fletcher Building, Ltd.
(New Zealand)	112,636	667,292	57,510	340,708	24,423	144,690

FMC Corp.	1,133	68,592	905	54,789	565	34,205

Freeport-McMoRan Copper &
Gold, Inc. Class B	33,300	2,781,882	26,200	2,188,748	12,700	1,060,958

Gold Fields, Ltd. (South Africa)	85,466	1,082,651	—	—	—	—

Hawkins, Inc. SG	10,687	258,625	7,492	181,306	3,354	81,167

HeidelbergCement AG
(Germany)	11,110	619,759	7,948	443,371	6,216	346,753

Hitachi Chemical Co., Ltd.
(Japan)	80,500	1,740,261	41,100	888,506	16,800	363,185

Horsehead Holding Corp. †	36,408	431,071	24,891	294,709	11,264	133,366

HQ Sustainable Maritime
Industries, Inc. †	8,221	49,326	6,876	41,256	3,969	23,814

Huntsman Corp.	70,891	854,237	52,927	637,770	26,894	324,073

Impregilo SpA (Italy)	77,887	269,054	65,248	225,394	37,281	128,784

Innophos Holdings, Inc.	10,472	292,169	6,865	191,534	3,213	89,643

Insituform Technologies, Inc. †	9,515	253,194	7,971	212,108	4,555	121,209

International Paper Co.	55,200	1,358,472	43,400	1,068,074	21,100	519,271

JFE Holdings, Inc. (Japan)	30,100	1,212,826	18,800	757,513	11,600	467,402

KapStone Paper and
Packaging Corp. †	16,591	196,935	11,292	134,036	5,145	61,071

Kazakhmys PLC
(United Kingdom) †	11,106	257,419	7,897	183,039	6,361	147,437

Koninklijke DSM NV
(Netherlands)	19,373	863,907	9,892	441,118	4,071	181,540

Koppers Holdings, Inc.	24,260	687,043	16,630	470,962	7,805	221,038

Korea Zinc Co., Ltd.
(South Korea)	5,549	990,893	787	140,536	582	103,929

Layne Christensen Co. †	11,402	304,547	9,552	255,134	5,458	145,783

Lithium Corp. † SG SB	24,392	25,368	19,478	20,257	12,165	12,652

Lubrizol Corp. (The)	21,600	1,981,152	17,300	1,586,756	8,200	752,104

Lynas Corp., Ltd. (Australia) †	140,862	62,627	112,488	50,012	70,256	31,236

MeadWestvaco Corp.	47,365	1,210,176	36,977	944,762	18,111	462,736

Mechel OAO ADR (Russia)	24,829	705,640	—	—	—	—

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Basic materials cont.
Mitsui Chemicals, Inc. (Japan)	863,000	$2,613,752	441,000	$1,335,649	181,000	$548,191

Mitsui Mining & Smelting Co.,
Ltd. (Japan) †	345,000	1,033,818	176,000	527,397	72,000	215,753

Nitto Denko Corp. (Japan)	12,400	481,721	8,000	310,788	4,400	170,933

Northwest Pipe Co. †	3,859	84,319	3,233	70,641	1,847	40,357

OJI Paper Co., Ltd. (Japan)	40,000	175,514	22,000	96,533	7,000	30,715

OM Group, Inc. †	15,561	527,207	10,460	354,385	4,888	165,605

OneSteel, Ltd. (Australia)	326,082	1,165,786	166,492	595,231	70,143	250,770

Orocobre, Ltd. (Australia) †	16,083	32,878	12,843	26,254	8,021	16,397

Paladin Energy, Ltd. (Australia) †	24,074	87,171	20,390	73,831	11,650	42,184

Pescanova SA (Spain)	4,882	146,389	4,083	122,431	2,356	70,646

Plum Creek Timber
Company, Inc. R	12,200	474,702	9,900	385,209	4,600	178,986

POSCO (South Korea)	1,246	581,584	—	—	—	—

Quest Uranium Corp. (Canada) †	12,397	39,703	9,900	31,706	6,183	19,802

Rare Element Resources, Ltd.
(Canada) †	8,661	30,127	6,916	24,057	4,319	15,024

Rayonier, Inc. R	15,300	695,079	12,300	558,789	6,000	272,580

Reliance Steel & Aluminum Co.	20,700	1,019,061	15,900	782,757	8,000	393,840

Rio Tinto PLC
(United Kingdom)	2,116	125,424	1,566	92,823	1,226	72,670

Rio Tinto, Ltd. (Australia)	20,071	1,442,488	14,983	1,076,817	11,646	836,990

Rock-Tenn Co. Class A	11,574	527,427	7,860	358,180	3,626	165,237

Rockwood Holdings, Inc. †	2,389	63,595	1,908	50,791	1,191	31,704

Sealed Air Corp.	32,100	676,668	25,200	531,216	12,300	259,284

Siam Cement PCL NVDR
(Thailand)	41,100	327,019	—	—	—	—

Sigma-Adrich Corp.	1,273	68,309	1,016	54,519	635	34,074

Sociedad Quimica y Minera de
Chile SA ADR (Chile)	1,647	61,581	1,315	49,168	821	30,697

Sterlite Industries (India), Ltd.
(India)	43,867	830,580	—	—	—	—

Sterlite Industries (India), Ltd.
ADR (India)	30,407	565,874	—	—	—	—

STR Holdings, Inc. †	3,484	81,874	2,796	65,706	1,738	40,843

Suzano Papel e Celulose SA
(Preference) (Brazil)	57,113	779,908	—	—	—	—

Tantalus Rare Earths AG
(Germany) †	314	53,015	250	42,209	156	26,339

Thompson Creek
Metals Co., Inc. (Canada) †	25,632	346,801	16,963	229,509	8,069	109,174

Tutor Perini Corp. †	14,082	306,284	9,405	204,559	4,421	96,157

UEX Corp. (Canada) †	29,500	24,709	25,700	21,526	13,700	11,475

Umicore NV/SA (Belgium)	11,407	398,359	5,597	195,460	2,134	74,524

United Co., RUSAL PLC
(Russia) † SG	600,000	695,527	144,000	166,926	120,000	139,105

United Phosphorus, Ltd.
(India)	57,539	191,241	44,296	147,226	33,166	110,233

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Basic materials cont.
Uranium One, Inc. (Canada) †	21,390	$56,489	18,070	$47,721	10,325	$27,267

USEC, Inc. †	10,560	60,931	8,709	50,251	4,977	28,717

Vale SA ADR (Preference)
(Brazil)	41,341	1,147,626	—	—	—	—

Vale SA ADR (Brazil)	25,347	815,920	—	—	—	—

Vedanta Resources PLC
(United Kingdom)	11,432	481,709	8,534	359,596	6,617	278,820

voestalpine AG (Austria)	52,361	2,118,184	26,735	1,081,523	11,192	452,755

W.R. Grace & Co. †	41,556	1,153,595	27,775	771,034	12,924	358,770

Welspun-Gujarat Stahl, Ltd.
(India)	70,728	430,450	—	—	—	—

Western Lithium Canada Corp.
(Canada) †	22,107	30,063	17,654	24,007	11,026	14,994

Xstrata PLC (United Kingdom) †	54,177	1,026,707	40,906	775,209	30,187	572,073

		75,513,621		45,032,998		23,522,579

Capital goods		3.8%		3.2%		2.2%
Abengoa SA (Spain) SG SB	9,408	271,366	7,802	225,042	4,458	128,587

Aecom Technology Corp. † SG	12,577	356,809	10,536	298,906	6,020	170,787

Aisin Seiki Co., Ltd. (Japan)	45,300	1,357,449	25,600	767,123	13,300	398,545

Alstom SA (France)	4,351	271,336	3,248	202,551	2,474	154,283

Altra Holdings, Inc. †	20,857	286,367	14,120	193,868	6,538	89,767

Applied Industrial
Technologies, Inc. SG	9,589	238,287	6,344	157,648	3,003	74,625

Argon ST, Inc. † SB SC	4,613	122,752	3,633	96,674	2,269	60,378

ATC Technology Corp. †	7,645	131,188	5,033	86,366	2,414	41,424

Avery Dennison Corp.	19,200	699,072	14,800	538,868	7,400	269,434

AZZ, Inc.	5,518	186,784	3,851	130,356	1,706	57,748

Bio-Treat Technology, Ltd.
(China) † SG SB	678,000	43,632	536,000	34,494	308,000	19,821

Bucyrus International, Inc.
Class A	644	42,498	539	35,569	335	22,107

Calgon Carbon Corp. †	7,444	127,441	6,236	106,760	3,563	60,999

Canon, Inc. (Japan)	67,850	3,144,162	40,000	1,853,596	22,400	1,038,014

Capstone Turbine Corp. † SG SB SC	137,215	174,263	121,400	154,178	69,725	88,551

Caterpillar, Inc.	24,600	1,546,110	19,400	1,219,290	9,400	590,790

China High Speed Transmission
Equipment Group Co., Ltd.
(China)	100,000	221,023	83,000	183,449	48,000	106,091

China National Materials
Co., Ltd. (China)	1,092,000	727,165	—	—	—	—

CLARCOR, Inc.	3,731	128,682	3,126	107,816	1,786	61,599

Cobham PLC (United Kingdom)	44,216	172,487	30,324	118,294	23,591	92,029

Conergy AG (Germany) † SG SB SC	50,305	53,067	41,534	43,814	23,731	25,034

Crown Holdings, Inc. †	37,500	1,011,000	30,300	816,888	14,100	380,136

Daelim Industrial Co.
(South Korea)	10,007	663,477	—	—	—	—

Deere (John) & Co.	9,136	543,227	7,722	459,150	3,445	204,840

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Capital goods cont.
Doosan Heavy Industries and
Construction Co., Ltd.
(South Korea)	5,807	$465,094	4,865	$389,647	2,780	$222,656

Dover Corp.	25,337	1,184,505	20,558	961,087	9,576	447,678

Ebara Corp. (Japan) †	89,000	454,334	75,000	382,866	43,000	219,510

EMCOR Group, Inc. † SG	24,730	609,100	16,638	409,794	7,774	191,474

Emerson Electric Co.	46,525	2,342,069	38,249	1,925,455	17,317	871,738

Energy Recovery, Inc. † SG SB SC	19,294	121,552	16,163	101,827	9,235	58,181

EnergySolutions, Inc.	9,878	63,516	8,106	52,122	4,631	29,777

EnPro Industries, Inc. †	5,448	158,428	3,621	105,299	1,672	48,622

Epure International, Ltd.
(China)	64,000	43,246	59,000	39,868	34,000	22,975

European Aeronautic Defense
and Space Co. (France)	170,638	3,433,011	87,125	1,752,840	35,790	720,047

Exide Technologies †	22,929	131,842	19,530	112,298	11,159	64,164

Federal Signal Corp.	28,163	253,749	19,147	172,514	8,840	79,648

Foster Wheeler AG
(Switzerland) †	51,274	1,391,576	40,999	1,112,713	19,376	525,865

Franklin Electric Co., Inc.	4,006	120,140	3,356	100,646	1,918	57,521

Fuel Tech, Inc. † (SB) (SC)	16,364	131,239	13,546	108,639	7,740	62,075

Fuji Electric Holdings Co., Ltd.
(Japan) †	357,000	974,262	182,000	496,682	77,000	210,135

Fushi Copperweld, Inc.
(China) † SG	35,035	393,093	24,304	272,691	10,750	120,615

Gardner Denver, Inc.	5,383	237,067	3,668	161,539	1,681	74,031

General Cable Corp. †	35,982	971,514	27,862	752,274	13,951	376,677

General Dynamics Corp.	3,315	255,918	2,647	204,348	1,653	127,612

GKN PLC (United Kingdom) †	52,101	109,136	38,494	80,633	28,847	60,426

GLV, Inc. Class A (Canada) †	11,339	101,121	9,499	84,712	5,428	48,407

Gorman-Rupp Co. (The)	6,477	164,775	5,426	138,037	3,100	78,864

GrafTech International, Ltd. †	15,153	207,142	10,586	144,711	4,268	58,344

Granite Construction, Inc.	9,578	289,447	6,397	193,317	3,008	90,902

GUD Holdings, Ltd. (Australia)	10,052	85,328	8,422	71,491	4,812	40,847

Harbin Electric, Inc.
(China) † SG SB SC	20,156	435,168	14,071	303,793	6,257	135,089

Haynes International, Inc.	4,026	143,044	2,812	99,910	1,250	44,413

Heerim Architects & Planners
(South Korea)	1,805	14,983	—	—	—	—

Hyflux, Ltd. (Singapore) SG SB	55,000	133,715	46,000	111,834	26,000	63,211

Hyundai Mobis (South Korea)	7,387	979,535	—	—	—	—

ITT Corp.	4,955	265,638	4,151	222,535	2,372	127,163

John Bean Technologies Corp.	13,997	245,507	9,732	170,699	4,072	71,423

Joy Global, Inc.	1,239	70,127	1,012	57,279	579	32,771

Koito Manufacturing Co., Ltd.
(Japan)	55,000	816,995	28,000	415,925	12,000	178,253

Kurita Water Industries, Ltd.
(Japan)	6,300	178,334	5,300	150,027	3,000	84,921

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Capital goods cont.
L-3 Communications
Holdings, Inc.	28,250	$2,588,548	22,787	$2,087,973	11,129	$1,019,750

Leggett & Platt, Inc.	51,200	1,107,968	41,200	891,568	19,500	421,980

Legrand SA (France)	21,622	683,101	11,040	348,785	4,625	146,117

Lindsay Corp. SG SB SC	3,606	149,324	3,021	125,100	1,726	71,474

Lockheed Martin Corp.	48,544	4,039,832	39,343	3,274,124	18,595	1,547,476

Lonking Holdings, Ltd. (China)	1,815,000	1,355,891	272,000	203,197	208,000	155,386

LSB Industries, Inc. † SG SB	23,039	351,114	15,865	241,783	7,079	107,884

Met-Pro Corp.	3,835	37,583	3,457	33,879	1,847	18,101

Mitsubishi Electric Corp.
(Japan) †	546,000	5,019,414	301,000	2,767,113	148,000	1,360,574

Molex, Inc.	29,500	615,370	22,700	473,522	11,400	237,804

MTU Aero Engines Holding AG
(Germany)	4,416	256,929	3,297	191,824	2,511	146,094

Mueller Water Products, Inc.
Class A SG SB SC	32,733	156,464	27,421	131,072	15,668	74,893

Nalco Holding Co.	36,413	885,928	29,226	711,069	14,972	364,269

Northrop Grumman Corp.	42,165	2,764,759	33,777	2,214,758	16,001	1,049,186

Orascom Construction Industries
(Egypt)	7,495	359,428	5,466	262,126	4,320	207,168

Organo Corp. (Japan)	9,000	60,392	8,000	53,682	4,000	26,841

Pentair, Inc.	10,207	363,573	8,551	304,587	4,886	174,039

Powell Industries, Inc. †	9,545	310,499	6,697	217,853	2,954	96,094

Prysmian SpA (Italy)	133,910	2,631,691	73,295	1,440,444	36,501	717,343

Quantum Fuel Systems
Technologies Worldwide, Inc. †	81,016	54,281	65,031	43,571	40,424	27,084

Raser Technologies, Inc. † SG SB SC	77,542	77,542	64,104	64,104	39,848	39,848

Raytheon Co.	22,745	1,299,194	18,057	1,031,416	8,653	494,259

Roper Industries, Inc.	5,722	330,960	4,793	277,227	2,739	158,424

SembCorp Industries, Ltd.
(Singapore)	355,000	1,048,373	181,000	534,523	73,000	215,581

Shanghai Prime Machinery
Co., Ltd. Class H (China)	2,080,000	428,651	—	—	—	—

Silgan Holdings, Inc.	4,064	244,775	2,652	159,730	1,252	75,408

SMA Solar Technology AG
(Germany)	709	86,906	569	69,746	353	43,269

Smith (A.O.) Corp.	10,069	529,327	6,813	358,159	3,104	163,177

Solaria Energia y Medio
Ambiente SA (Spain) † SC	11,927	37,536	10,629	33,451	5,566	17,517

Solon AG Fuer Solartechnik
(Germany) † SG SB SC	2,149	14,882	1,865	12,915	989	6,849

Spirax-Sarco Engineering PLC
(United Kingdom)	13,405	285,475	11,230	239,156	6,417	136,657

Stanley, Inc. †	4,451	125,919	3,480	98,449	2,173	61,474

Sunpower Corp. Class A † SG SB SC	4,972	93,971	3,989	75,392	2,480	46,872

Tanfield Group PLC
(United Kingdom) † SB	38,813	18,853	33,679	16,359	17,953	8,720

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Capital goods cont.
Tenneco Automotive, Inc. †	7,544	$178,416	6,155	$145,566	3,826	$90,485

Tetra Tech, Inc. †	16,269	374,838	13,629	314,012	7,788	179,436

Thomas & Betts Corp. †	24,500	961,380	18,900	741,636	9,400	368,856

Timken Co.	36,823	1,105,058	27,544	826,595	13,167	395,142

Toyoda Gosei Co., Ltd. (Japan)	6,400	179,521	5,000	140,250	3,700	103,785

Trelleborg AB Class B (Sweden) †	18,330	134,095	13,617	99,617	9,988	73,068

United Technologies Corp.	51,146	3,764,857	41,922	3,085,878	19,016	1,399,768

Valmont Industries, Inc.	3,584	296,863	3,002	248,656	1,716	142,136

Vestas Wind Systems A/S
(Denmark) †	6,151	334,342	4,960	269,604	3,083	167,579

Vinci SA (France)	5,976	352,212	4,394	258,973	3,349	197,383

VSE Corp.	3,225	132,741	2,206	90,799	973	40,049

WESCO International, Inc. †	10,271	356,506	6,845	237,590	3,187	110,621

Westport Innovations, Inc.
(Canada) †	5,257	86,563	4,219	69,471	2,623	43,191

Yingli Green Energy Holding
Co., Ltd. ADR (China) † SG SB SC	6,536	83,269	5,448	69,408	3,113	39,660

		67,250,008		45,277,464		22,570,395

Communication services		2.6%		2.1%		1.4%
AboveNet, Inc. †	300	15,219	—	—	150	7,610

ADTRAN, Inc.	11,891	313,328	8,049	212,091	3,696	97,390

America Movil SAB de CV ADR
Ser. L (Mexico)	17,767	894,391	—	—	—	—

Applied Signal Technology, Inc.	4,601	90,088	3,626	70,997	2,264	44,329

Aruba Networks, Inc. †	22,888	312,650	15,496	211,675	7,166	97,888

AT&T, Inc.	230,206	5,948,523	192,140	4,964,898	87,191	2,253,015

BCE, Inc. (Canada)	13,300	391,215	10,200	300,030	7,800	229,434

BT Group PLC
(United Kingdom)	1,134,393	2,133,428	579,200	1,089,289	244,434	459,702

China Mobile, Ltd. (China)	157,000	1,510,568	—	—	—	—

China Unicom Hong Kong, Ltd.
(China)	250,000	281,431	182,000	204,882	146,000	164,356

Cincinnati Bell, Inc. †	107,464	366,452	70,168	239,273	31,314	106,781

Comcast Corp. Class A	206,866	3,893,218	163,018	3,067,999	78,213	1,471,969

Comstar United Telesystems
OJSC GDR (Russia)	27,978	196,126	—	—	—	—

DIRECTV Class A †	93,081	3,147,069	73,020	2,468,806	37,950	1,283,090

Earthlink, Inc.	37,262	318,217	24,671	210,690	11,181	95,486

France Telecom SA (France)	90,514	2,165,787	49,311	1,179,896	23,981	573,809

InterDigital, Inc. †	4,916	136,960	3,412	95,058	1,506	41,957

Iridium Communications, Inc. †	22,591	183,213	15,294	124,034	7,076	57,386

j2 Global Communications, Inc. †	7,064	165,298	4,819	112,765	2,269	53,095

Jupiter Telecommunications
Co., Ltd. (Japan) SG SB SC	208	240,411	160	184,932	118	136,387

Kabel Deutschland GmbH
144A (Germany)	8,376	237,017	5,970	168,934	4,838	136,902

KDDI Corp. (Japan)	500	2,589,897	256	1,326,027	107	554,238

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Communication services cont.
Koninklijke (Royal) KPN NV
(Netherlands)	15,710	$248,905	11,163	$176,863	9,093	$144,067

KT Corp. (South Korea)	7,890	326,076	5,950	245,900	4,430	183,082

Liberty Global, Inc. Class A † SG SB	81,019	2,362,514	63,466	1,850,669	30,651	893,783

Mediacom Communications Corp.
Class A †	43,865	260,997	29,699	176,709	13,733	81,711

Mobile Telesystems ADR
(Russia)	23,719	1,316,405	4,789	265,790	3,567	197,969

NeuStar, Inc. Class A † SB	22,824	575,165	15,406	388,231	7,093	178,744

NII Holdings, Inc. †	32,464	1,352,450	24,999	1,041,458	12,380	515,751

Nippon Telegraph & Telephone
(NTT) Corp. (Japan)	102,500	4,322,025	57,400	2,420,334	29,700	1,252,333

PCCW, Ltd. (Hong Kong)	1,261,000	375,186	636,000	189,230	255,000	75,870

Portugal Telecom SGPS SA
(Portugal)	27,897	311,919	20,139	225,176	15,979	178,663

Qatar Telecom Q-Tel QSC
(Qatar) †	8,132	334,617	—	—	—	—

Qwest Communications
International, Inc.	326,200	1,702,764	261,800	1,366,596	125,400	654,588

Sprint Nextel Corp. †	380,919	1,447,492	306,545	1,164,871	144,015	547,257

TalkTalk Telecom Group PLC
(United Kingdom) †	139,148	272,464	67,944	133,041	26,742	52,363

Tele2 AB Class B (Sweden)	12,149	203,028	9,960	166,447	7,230	120,824

Telecity Group PLC
(United Kingdom) †	60,542	389,642	44,413	285,837	34,141	219,728

Telenet Group Holding NV
(Belgium) †	13,600	411,018	10,501	317,360	7,819	236,305

Verizon Communications, Inc.	70,755	2,194,820	56,552	1,754,243	26,598	825,070

Vivo Participacoes SA ADR
(Brazil)	38,852	1,053,278	—	—	—	—

Vodafone Group PLC
(United Kingdom)	129,309	298,343	96,318	222,226	74,060	170,872

Windstream Corp.	79,600	866,844	64,100	698,049	30,600	333,234

XL Axiata Tbk PT 144A
(Indonesia)	326,500	125,715	—	—	—	—

		46,282,173		29,321,306		14,727,038

Conglomerates		0.9%		0.9%		0.7%
3M Co.	34,446	2,878,652	27,996	2,339,626	12,951	1,082,315

Danaher Corp.	4,210	336,421	3,527	281,843	2,016	161,099

General Electric Co.	379,113	6,899,857	308,982	5,623,472	142,115	2,586,493

Marubeni Corp. (Japan)	138,000	858,069	70,000	435,253	29,000	180,319

Mitsubishi Corp. (Japan)	33,800	886,237	25,500	668,611	19,500	511,291

Mitsui & Co., Ltd. (Japan)	48,100	808,702	35,500	596,859	27,100	455,630

Noble Group, Ltd. (Hong Kong)	463,000	1,013,071	343,000	750,504	262,000	573,271

Siemens AG (Germany)	2,565	256,896	1,825	182,782	1,476	147,828

Silex Systems, Ltd. (Australia) †	10,532	54,356	9,215	47,559	5,265	27,173

SPX Corp.	20,231	1,341,720	16,239	1,076,970	7,646	507,083

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Conglomerates cont.
Tyco International, Ltd.	11,525	$440,831	8,465	$323,786	6,321	$241,778

Vivendi SA (France)	6,147	164,519	4,607	123,302	3,478	93,086

		15,939,331		12,450,567		6,567,366

Consumer cyclicals		6.8%		5.5%		3.7%
Advance Auto Parts, Inc.	21,400	897,088	17,200	721,024	8,300	347,936

Aeropostale, Inc. †	21,101	608,342	14,123	407,166	6,622	190,912

Alliance Data Systems Corp. † SG	3,917	250,649	2,540	162,535	1,215	77,748

Amazon.com, Inc. †	3,044	413,162	2,550	346,112	1,457	197,759

American Axle & Manufacturing
Holdings, Inc. †	17,743	177,075	11,671	116,477	5,575	55,639

American Media, Inc. 144A F	2,148	—	2,679	—	1,397	—

APAC Customer
Services, Inc. † SG SB SC	47,668	274,091	32,656	187,772	14,656	84,272

Apollo Tyres, Ltd. (India)	86,532	136,670	68,517	108,217	51,302	81,027

ArvinMeritor, Inc. † (SC)	37,826	504,977	25,255	337,154	11,856	158,278

Asahi Glass Co., Ltd. (Japan)	329,000	3,707,588	168,000	1,893,236	69,000	777,579

Autonation, Inc. †	32,600	589,408	26,300	475,504	12,200	220,576

AutoZone, Inc. † SG SB SC	4,400	761,596	3,600	623,124	1,700	294,253

Beazer Homes USA, Inc. † SG	57,215	259,756	38,200	173,428	17,966	81,566

Best Buy Co., Inc.	12,900	548,766	9,800	416,892	5,000	212,700

Big Lots, Inc. †	17,598	640,919	12,109	441,010	5,433	197,870

BR Malls Participacoes SA
(Brazil) †	4,723	55,736	—	—	—	—

Buckle, Inc. (The)	8,793	323,231	5,823	214,053	2,760	101,458

Carphone Warehouse Group PLC
(United Kingdom) †	69,574	168,442	33,972	82,248	13,371	32,372

Carter’s, Inc. †	5,023	151,443	3,483	105,012	1,547	46,642

Cash America International, Inc.	6,943	274,110	4,882	192,741	2,142	84,566

Childrens Place Retail
Stores, Inc. (The) †	3,524	156,994	2,386	106,296	1,104	49,183

Christian Dior SA (France)	5,693	607,319	4,250	453,383	3,140	334,970

CJ Home Shopping Co., Ltd.
(South Korea)	7,135	454,137	—	—	—	—

Coach, Inc.	20,982	829,209	16,662	658,482	7,982	315,449

Compass Group PLC
(United Kingdom)	113,216	903,934	71,086	567,562	45,840	365,994

Cooper Tire & Rubber	16,397	311,871	10,971	208,668	5,150	97,953

Daily Mail and General Trust PLC
Class A (United Kingdom)	32,608	246,291	24,315	183,653	18,447	139,331

Dana Holding Corp. †	4,951	58,818	5,392	64,057	2,641	31,375

Daum Communications Corp.
(South Korea) †	9,998	595,708	—	—	—	—

Deckers Outdoor Corp. †	4,268	588,984	2,851	393,438	1,339	184,782

Deluxe Corp.	18,098	351,463	12,513	243,002	5,265	102,246

Discovery Communications, Inc.
Class C †	28,900	849,949	22,700	667,607	11,100	326,451

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Consumer cyclicals cont.
DISH Network Corp. Class A	109,744	$2,284,870	86,602	$1,803,054	42,041	$875,294

Dollar Thrifty Automotive
Group † SB	14,071	452,101	9,566	307,356	4,334	139,251

Dollar Tree, Inc. †	15,768	933,781	13,225	783,185	5,926	350,938

Dongfeng Motor Group Co., Ltd.
(China)	820,000	1,332,887	140,000	227,566	110,000	178,802

Dress Barn, Inc. †	21,673	566,966	14,722	385,128	6,651	173,990

EchoStar Corp. Class A †	40,755	826,511	27,816	564,108	12,507	253,642

Electrolux AB Class B (Sweden) †	42,665	976,302	21,784	498,483	9,148	209,333

Emergency Medical Services
Corp. Class A †	4,603	260,300	3,237	183,052	1,425	80,584

Esprit Holdings, Ltd.
(Hong Kong)	39,000	307,674	28,100	221,683	22,500	177,504

Experian Group, Ltd. (Ireland)	274,101	2,698,136	139,951	1,377,619	57,490	565,908

EZCORP, Inc. Class A †	44,946	925,888	30,163	621,358	13,994	288,276

Ford Motor Co. † SG SB SC	424,000	5,329,680	342,300	4,302,711	159,100	1,999,887

Ford Otomotiv Sanayi AS
(Turkey)	81,140	587,777	—	—	—	—

Gannett Co., Inc.	13,940	230,289	9,181	151,670	4,398	72,655

Gap, Inc. (The)	105,700	2,442,727	84,800	1,959,728	40,600	938,266

Geberit International AG
(Switzerland)	3,574	640,043	2,994	536,175	1,711	306,411

Gestevision Telecinco SA
(Spain)	36,251	568,964	27,062	424,742	20,928	328,468

Goodyear Tire &
Rubber Co. (The) †	46,200	583,968	37,100	468,944	17,900	226,256

Greek Organization of Football
Prognostics (OPAP) SA (Greece)	48,287	1,095,717	24,655	559,465	10,296	233,634

Guess ?, Inc.	14,800	695,304	11,700	549,666	5,700	267,786

Gymboree Corp. (The) † SG SB SC	5,675	293,000	3,969	204,919	1,761	90,920

Hanesbrands, Inc. †	25,600	712,192	20,100	559,182	9,800	272,636

Helen of Troy, Ltd. (Bermuda) †	11,296	294,374	7,429	193,600	3,552	92,565

HMS Holdings Corp. † SG	6,641	338,625	5,528	281,873	3,265	166,482

Home Depot, Inc. (The)	54,800	1,772,780	44,000	1,423,400	20,500	663,175

Home Retail Group PLC
(United Kingdom)	59,097	243,096	28,433	116,959	10,681	43,936

Honda Motor Co., Ltd. (Japan)	27,100	957,085	20,200	713,399	15,400	543,878

Hyundai Department Store
Co., Ltd. (South Korea)	7,991	731,143	—	—	—	—

Imperial Holdings, Ltd.
(South Africa)	26,781	369,019	—	—	—	—

JD Group, Ltd. (South Africa)	122,156	742,664	—	—	—	—

JHSF Participacoes SA (Brazil)	422,164	773,394	—	—	—	—

Jos. A. Bank Clothiers, Inc. †	6,350	347,028	4,247	232,099	1,868	102,086

KB Home	45,400	760,450	34,500	577,875	17,700	296,475

Kenneth Cole Productions, Inc.
Class A †	9,315	119,325	6,352	81,369	2,923	37,444

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Consumer cyclicals cont.
Kloeckner & Co., AG (Germany) †	8,344	$246,649	6,424	$189,894	4,852	$143,425

La-Z-Boy, Inc. †	18,043	226,259	12,218	153,214	5,662	71,001

Landauer, Inc.	1,500	97,830	1,300	84,786	800	52,176

Lender Processing Services, Inc.	27,100	1,023,025	21,700	819,175	10,400	392,600

LG Corp. (South Korea)	6,267	393,350	4,608	289,222	3,609	226,520

Limited Brands, Inc.	74,100	1,824,342	59,700	1,469,814	28,500	701,670

Lowe’s Cos., Inc.	44,400	1,076,256	35,800	867,792	16,600	402,384

M6-Metropole Television
(France)	17,655	456,663	8,650	223,740	3,780	97,773

Macy’s, Inc.	76,049	1,655,587	57,570	1,253,299	28,677	624,298

Maidenform Brands, Inc. †	13,245	289,403	8,724	190,619	4,052	88,536

Mediaset SpA (Italy)	480,792	4,130,221	269,139	2,312,026	134,803	1,158,019

Navistar International Corp. †	32,900	1,471,617	26,300	1,176,399	12,700	568,071

NBTY, Inc. †	18,731	898,713	14,167	679,733	6,842	328,279

News Corp., Ltd. (The)
Class A SG SB	79,200	1,141,272	62,500	900,625	30,400	438,064

Next PLC (United Kingdom)	120,657	3,963,263	64,226	2,109,654	29,031	953,592

NGK Spark Plug Co., Ltd.
(Japan)	38,000	516,481	19,000	258,241	8,000	108,733

Nissan Motor Co., Ltd. (Japan) †	97,100	832,375	72,300	619,781	54,300	465,478

Nokian Renkaat OYJ (Finland)	7,786	202,233	5,991	155,610	4,497	116,805

Nortek, Inc.	9,314	372,560	9,232	369,280	6,442	257,680

OfficeMax, Inc. †	40,540	665,667	27,275	447,856	12,675	208,124

Oshkosh Corp. †	43,376	1,749,788	33,669	1,358,207	16,630	670,854

Owens Corning, Inc. † SG SB	46,900	1,193,136	38,400	976,896	17,900	455,376

Perry Ellis International, Inc. †	14,609	330,894	10,163	230,192	4,523	102,446

PETsMART, Inc. (SB) (SC)	38,600	1,233,656	30,400	971,584	14,800	473,008

Peugeot SA (France) †	83,790	2,467,218	42,782	1,259,727	17,954	528,660

Phillips-Van Heusen Corp.	28,998	1,663,325	21,114	1,211,099	10,122	580,598

Pinault-Printemps-Redoute SA
(France)	3,987	530,823	2,976	396,220	2,315	308,216

Plexus Corp. †	7,868	283,484	5,427	195,535	2,425	87,373

Porsche Automobil Holding SE
(Preference) (Germany)	8,961	546,902	6,086	371,437	5,082	310,161

PT Astra International TbK
(Indonesia)	181,000	834,312	—	—	—	—

R. R. Donnelley & Sons Co.	59,200	1,263,920	46,300	988,505	22,700	484,645

RadioShack Corp.	13,706	310,167	9,150	207,065	4,292	97,128

Randstad Holding NV
(Netherlands) †	4,357	207,064	2,197	104,411	881	41,869

Reed Elsevier PLC
(United Kingdom)	16,596	132,379	12,366	98,638	9,156	73,033

Renault SA (France) †	8,766	410,856	6,629	310,697	4,862	227,878

Ross Stores, Inc.	33,500	1,791,245	27,100	1,449,037	12,600	673,722

Shanghai Industrial
Holdings, Ltd. (China)	207,000	949,162	—	—	—	—

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Consumer cyclicals cont.
Signet Jewelers, Ltd. (Bermuda) †	8,517	$275,440	5,771	$186,634	2,679	$86,639

Sinclair Broadcast Group, Inc.
Class A †	35,323	179,441	23,928	121,554	11,075	56,261

Sonic Automotive, Inc. †	20,367	224,037	13,480	148,280	6,412	70,532

Sony Corp. (Japan)	38,400	1,471,233	19,600	750,942	7,900	302,676

Sotheby’s Holdings, Inc. Class A	8,072	250,958	5,466	169,938	2,531	78,689

Stage Stores, Inc.	16,235	249,857	10,752	165,473	5,056	77,812

Stantec, Inc. (Canada) †	9,322	242,603	7,809	203,228	4,462	116,123

Steiner Leisure, Ltd. (Bahamas) †	4,333	192,039	2,934	130,035	1,359	60,231

Steven Madden, Ltd. †	9,808	478,630	6,562	320,226	3,013	147,034

Swire Pacific, Ltd. (Hong Kong)	177,000	2,129,316	90,500	1,088,718	37,000	445,111

Target Corp.	33,800	1,777,880	25,800	1,357,080	12,600	662,760

Tempur-Pedic International, Inc. †	5,947	179,362	4,109	123,927	1,824	55,012

Time Warner, Inc.	135,167	4,226,672	106,749	3,338,041	50,155	1,568,347

Tofas Turk Otomobil Fabrikasi
AS (Turkey)	121,066	454,446	—	—	—	—

Top Glove Corp Bhd (Malaysia)	200,400	854,466	—	—	—	—

Toro Co. (The)	19,334	950,653	15,036	739,320	6,966	342,518

Tractor Supply Co.	2,686	155,922	1,869	108,495	831	48,240

TRW Automotive

Holdings Corp. †	45,200	1,291,816	35,000	1,000,300	17,300	494,434

TUI Travel PLC
(United Kingdom)	65,830	301,269	49,052	224,485	38,508	176,231

URS Corp. †	15,600	773,916	11,600	575,476	6,100	302,621

Valeo SA (France) †	29,168	1,041,071	16,822	600,415	8,992	320,945

Vertis Holdings, Inc. F	9,156	9	9,315	9	4,364	4

Visa, Inc. Class A SG SB	10,100	919,403	7,800	710,034	3,900	355,017

Volkswagen AG 144A
(Germany) F	1,202	110,238	890	81,624	698	64,015

Wal-Mart Stores, Inc.	123,829	6,884,892	100,102	5,565,671	46,047	2,560,213

Warnaco Group, Inc. (The) †	9,558	456,012	6,406	305,630	2,961	141,269

Wesfarmers, Ltd. (Australia)	142,890	4,164,085	76,004	2,214,900	34,536	1,006,444

Wheelock and Co., Ltd.
(Hong Kong)	46,000	135,679	25,000	73,739	9,000	26,546

Whirlpool Corp.	12,900	1,125,525	10,400	907,400	4,900	427,525

Woolworths Holdings, Ltd.
(South Africa) †	237,131	734,030	—	—	—	—

World Fuel Services Corp.	6,297	167,752	4,143	110,370	1,981	52,774

WPP PLC (United Kingdom)	41,603	431,309	30,287	313,993	23,507	243,703

Wright Express Corp. †	5,006	150,781	3,526	106,203	1,532	46,144

		119,254,625		77,302,371		38,021,434

Consumer staples		4.5%		4.0%		2.8%
AFC Enterprises †	51,435	551,898	34,260	367,610	15,938	171,015

Anheuser-Busch InBev NV
(Belgium)	42,998	2,165,997	25,502	1,284,647	14,593	735,113

Associated British Foods PLC
(United Kingdom)	129,207	1,919,067	65,971	979,844	27,853	413,691

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Consumer staples cont.
Avis Budget Group, Inc. †	50,189	$577,174	33,781	$388,482	16,016	$184,184

Beacon Roofing Supply, Inc. †	28,327	541,896	19,163	366,588	8,829	168,899

BJ’s Wholesale
Club, Inc. † SG SB SC	36,673	1,356,534	30,128	1,114,435	13,628	504,100

Bridgepoint Education, Inc. †	7,850	192,953	5,415	133,101	2,420	59,484

Brinker International, Inc.	57,800	1,114,384	45,900	884,952	22,200	428,016

Britvic PLC (United Kingdom)	44,591	314,057	32,954	232,097	25,370	178,682

Career Education Corp. †	7,641	241,761	5,054	159,909	2,392	75,683

Carrols Restaurant Group, Inc. †	12,338	83,898	8,201	55,767	3,810	25,908

CEC Entertainment, Inc. †	6,198	236,082	4,103	156,283	1,944	74,047

Cermaq ASA (Norway) †	20,602	241,058	17,231	201,615	9,947	116,387

Cia Cervecerias Unidas SA (Chile)	42,927	320,811	—	—	—	—

Clorox Co.	8,217	527,038	6,403	410,688	3,177	203,773

Coca-Cola Co. (The)	45,900	2,524,500	36,100	1,985,500	17,600	968,000

Colgate-Palmolive Co.	23,139	1,972,831	18,541	1,580,806	8,611	734,174

ConAgra Foods, Inc.	56,000	1,403,920	44,100	1,105,587	21,400	536,498

Core-Mark Holding Co., Inc. †	6,382	195,353	4,197	128,470	1,944	59,506

Cosan, Ltd. Class A (Brazil) † SC	25,481	240,286	20,212	190,599	12,564	118,479

Dean Foods Co. †	78,264	1,227,962	61,556	965,814	28,143	441,564

Del Monte Foods Co.	74,500	1,087,700	58,100	848,260	28,500	416,100

Diageo PLC (United Kingdom)	35,661	598,676	27,242	457,338	19,855	333,325

Domino’s Pizza, Inc. †	53,584	730,886	36,729	500,984	16,512	225,224

Energizer Holdings, Inc. † SG	3,463	217,338	2,804	175,979	1,743	109,391

Estee Lauder Cos., Inc. (The)
Class A SG SB SC	41,700	2,705,079	33,000	2,140,710	16,000	1,037,920

Fomento Economico Mexicano
SA de CV ADR (Mexico)	20,758	986,628	—	—	—	—

General Mills, Inc.	42,500	3,008,575	34,300	2,428,097	16,400	1,160,956

Heineken Holding NV
(Netherlands)	23,289	1,036,018	11,891	528,975	4,927	219,179

Henkel AG & Co. KGaA
(Germany)	13,980	752,668	10,305	554,810	7,845	422,366

Herbalife, Ltd. (Cayman Islands)	32,040	1,477,685	25,728	1,186,575	11,844	546,245

Imperial Tobacco Group PLC
(United Kingdom)	13,524	412,614	10,431	318,248	7,841	239,227

Inter Parfums, Inc.	11,003	163,064	7,476	110,794	3,413	50,581

Interline Brands, Inc. †	19,802	379,010	13,302	254,600	6,199	118,649

J Sainsbury PLC
(United Kingdom)	63,550	316,011	46,148	229,477	35,267	175,370

Japan Tobacco, Inc. (Japan)	292	1,087,500	219	815,625	163	607,063

Kellogg Co.	14,000	748,020	11,400	609,102	5,300	283,179

Kerry Group PLC Class A
(Ireland)	50,637	1,573,094	32,093	997,004	20,220	628,157

Kimberly-Clark Corp.	51,100	3,213,168	42,000	2,640,960	19,700	1,238,736

Kimberly-Clark de Mexico SAB
de CV Class A (Mexico)	132,382	749,156	—	—	—	—

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Consumer staples cont.
Koninklijke Ahold NV
(Netherlands)	158,290	$2,110,229	80,820	$1,077,444	33,835	$451,068

Lawson, Inc. (Japan)	6,500	277,558	5,000	213,506	3,800	162,265

Leroy Seafood Group ASA
(Norway)	5,204	126,162	4,353	105,531	2,513	60,923

Lincoln Educational
Services Corp. †	23,505	594,677	15,947	403,459	7,234	183,020

Marine Harvest (Norway) † SB	573,386	509,694	479,576	426,304	276,848	246,095

McDonald’s Corp.	50,962	3,400,185	41,100	2,742,192	18,689	1,246,930

Metro AG (Germany)	7,251	430,149	5,291	313,877	4,063	241,028

National Presto Industries, Inc.	1,747	207,736	1,136	135,082	542	64,449

Nestle SA (Switzerland)	45,640	2,338,958	34,425	1,764,212	24,720	1,266,850

Nisshin Seifun Group, Inc.
(Japan)	63,500	820,254	32,500	419,815	13,500	174,385

Nutreco Holding NV
(Netherlands)	1,349	85,001	1,128	71,075	651	41,020

Oriflame Cosmetics SA SDR
(Russia)	15,191	948,042	2,998	187,100	2,164	135,051

PepsiCo, Inc.	28,843	1,908,253	22,627	1,497,002	10,680	706,589

Phase Forward, Inc. †	15,230	199,056	12,677	165,688	7,489	97,881

Philip Morris International, Inc.	100,209	5,226,901	82,064	4,280,458	38,430	2,004,509

Prestige Brands Holdings, Inc. †	47,998	431,982	31,570	284,130	15,096	135,864

Procter & Gamble Co. (The)	84,923	5,373,078	69,440	4,393,469	31,817	2,013,062

Rakuten, Inc. (Japan)	472	341,473	341	246,699	264	190,993

Reckitt Benckiser Group PLC
(United Kingdom)	16,956	930,926	11,745	644,829	8,157	447,839

Safeway, Inc.	82,880	2,060,397	67,304	1,673,177	31,503	783,165

Sara Lee Corp.	106,000	1,476,580	84,800	1,181,264	41,100	572,523

Spectrum Brands, Inc. †	8,936	244,668	9,862	270,022	4,994	136,736

SRA International, Inc. Class A †	8,902	185,073	7,012	145,779	4,379	91,039

Starbucks Corp. †	64,800	1,572,696	49,700	1,206,219	25,100	609,177

SunOpta, Inc. (Canada) †	43,261	179,533	34,651	143,802	21,540	89,391

Toyo Suisan Kaisha, Ltd. (Japan)	97,000	2,510,124	54,000	1,397,389	28,000	724,572

Universal Corp.	4,915	258,971	3,348	176,406	1,540	81,143

Walgreen Co. SG SB	84,600	3,137,814	65,300	2,421,977	32,800	1,216,552

WebMD Health Corp.
Class A † SG SB SC	12,930	599,693	10,037	465,516	5,549	257,363

Yakult Honsha Co., Ltd. (Japan)	32,100	866,398	16,400	442,646	6,700	180,837

Yamazaki Baking Co., Inc. (Japan)	57,000	705,790	28,000	346,704	12,000	148,587

Zhongpin, Inc. (China) †	43,100	547,370	—	—	—	—

		79,797,771		56,733,105		28,769,777

Energy		5.5%		4.5%		3.0%
Alpha Natural Resources, Inc. †	27,184	1,356,210	20,672	1,031,326	9,838	490,818

Apache Corp.	18,400	1,867,600	14,200	1,441,300	7,000	710,500

Areva SA (France) SG SB SC	240	124,529	199	103,255	114	59,151

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Energy cont.
Aventine Renewable Energy
Holdings, Inc. F †	41,678	$9,794	36,385	$8,550	19,603	$4,607

Ballard Power Systems, Inc.
(Canada) †	55,629	148,529	46,503	124,163	26,570	70,942

BG Group PLC
(United Kingdom)	40,909	708,202	30,538	528,663	23,153	400,817

Boots & Coots International
Control, Inc. † SG SB	173,703	422,098	118,103	286,990	53,352	129,645

BP PLC (United Kingdom)	314,441	2,975,426	192,027	1,817,073	113,911	1,077,893

Bronco Energy, Ltd. (Canada) †	10,513	2,953	9,069	2,547	4,886	1,372

Cairn Energy PLC
(United Kingdom) †	35,854	226,943	25,398	160,760	20,746	131,315

Cameron International Corp. †	31,200	1,337,232	25,100	1,075,786	11,800	505,748

Canadian Oil Sands Trust (Unit)
(Canada)	5,419	162,602	4,461	133,856	2,549	76,485

Canadian Solar, Inc. (Canada) †	5,180	125,978	4,700	114,304	2,408	58,563

Chevron Corp.	125,785	9,538,277	101,363	7,686,356	47,117	3,572,882

China Coal Energy Co. (China)	618,000	964,742	143,000	223,233	98,000	152,985

China Shenhua Energy Co., Ltd.
(China)	270,500	1,168,907	23,500	101,550	13,500	58,337

China Sunergy Co., Ltd. ADR
(China) † SB	9,513	38,147	8,368	33,556	4,508	18,077

CNOOC, Ltd. (China)	1,224,000	2,014,802	—	—	—	—

Compagnie Generale de
Geophysique-Veritas SA
(France) †	81,003	2,298,173	41,359	1,173,415	16,990	482,031

Complete Production
Services, Inc. †	15,728	181,658	10,926	126,195	4,882	56,387

Connacher Oil and Gas, Ltd.
(Canada) †	33,520	49,216	28,917	42,458	15,579	22,874

ConocoPhillips	65,679	3,360,794	52,003	2,660,994	23,769	1,216,260

CONSOL Energy, Inc.	1,210	51,619	996	42,489	569	24,274

Contango Oil & Gas Co. †	2,801	143,271	1,947	99,589	864	44,194

Covanta Holding Corp. †	18,698	311,509	15,595	259,813	8,910	148,441

CVR Energy, Inc. †	16,250	142,188	11,049	96,679	4,983	43,601

E-Ton Solar Tech Co., Ltd.
(Taiwan)	28,000	58,653	22,000	46,085	14,000	29,327

EDP Renovaveis SA (Spain) †	23,240	181,593	19,275	150,611	11,013	86,053

ENI SpA (Italy)	183,379	4,302,376	93,630	2,196,715	38,462	902,382

Ensco International PLC ADR
(United Kingdom)	34,223	1,532,506	28,198	1,262,706	12,837	574,841

Evergreen Energy, Inc. †	216,391	38,950	177,922	32,026	110,599	19,908

Evergreen Solar, Inc. † SG SB SC	19,963	22,558	17,300	19,549	9,133	10,320

Exxon Mobil Corp.	165,610	11,092,558	133,201	8,921,803	59,678	3,997,232

Fersa Energias Renovables
SA (Spain)	39,050	98,897	32,925	83,385	20,481	51,869

First Solar, Inc. † SG SB	8,366	1,026,090	2,704	331,646	2,088	256,093

FuelCell Energy, Inc. †	43,107	121,562	37,437	105,572	21,557	60,791

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Energy cont.
Gamesa Corp Tecnologica SA
(Spain)	18,493	$253,532	14,939	$204,808	9,286	$127,307

Gazprom (Russia) †	247,879	1,437,698	—	—	—	—

Gazprom OAO ADR (Russia)	18,702	436,318	—	—	—	—

Green Plains Renewable
Energy, Inc. †	6,522	93,069	5,235	74,703	3,254	46,435

GT Solar International, Inc. † SG SB	8,826	46,160	7,614	39,821	4,102	21,453

Gushan Environmental
Energy, Ltd. ADR (China)	84,454	97,967	66,721	77,396	41,474	48,110

Halliburton Co.	50,783	1,530,092	40,481	1,219,693	19,107	575,694

Headwaters, Inc. †	18,069	82,937	15,008	68,887	8,575	39,359

Hess Corp.	41,033	2,566,614	33,045	2,066,965	15,860	992,043

Iberdrola Renovables SA
(Spain)	60,089	249,574	50,255	208,729	28,715	119,265

International Coal Group, Inc. †	52,126	238,216	36,209	165,475	16,180	73,943

JA Solar Holdings Co., Ltd. ADR
(China) † SG SB	15,320	85,945	12,397	69,547	7,084	39,741

KazMunaiGas Exploration
Production GDR (Kazakhstan)	31,073	766,571	—	—	—	—

Magma Energy Corp. (Canada) †	19,756	27,644	15,858	22,190	9,857	13,793

Marathon Oil Corp.	50,585	1,600,509	40,940	1,295,342	18,141	573,981

Massey Energy Co.	16,535	864,615	13,052	682,489	6,443	336,904

Murphy Oil Corp.	25,000	1,404,750	19,900	1,118,181	9,700	545,043

Nexen, Inc. (Canada)	29,133	721,435	21,417	530,360	16,399	406,097

Noble Corp. (Switzerland) †	31,049	1,298,469	23,445	980,470	11,995	501,631

Nordex AG (Germany) † SG SB	12,807	146,172	10,298	117,535	6,401	73,057

Occidental Petroleum Corp.	49,266	4,164,948	40,508	3,424,546	18,345	1,550,886

Oil States International, Inc. †	6,441	292,035	4,457	202,080	1,807	81,929

Oilsands Quest, Inc. (Canada) †	28,742	21,246	24,795	18,328	13,358	9,874

OPTI Canada, Inc. (Canada) †	11,597	23,541	10,005	20,310	5,390	10,941

Patterson-UTI Energy, Inc. SG SB	70,900	990,473	55,300	772,541	27,200	379,984

Peabody Energy Corp.	24,904	1,138,113	19,208	877,806	9,790	447,403

Petroleo Brasileiro SA ADR
(Brazil)	53,330	2,372,652	3,700	164,613	2,800	124,572

Petroleo Brasileiro SA ADR
(Preference) (Brazil)	37,329	1,477,855	—	—	—	—

Petroleum Development Corp. †	21,452	497,043	14,441	334,598	6,499	150,582

PNE Wind AG (Germany) †	13,859	38,000	11,125	30,504	6,915	18,960

Q-Cells AG (Germany) † SG SB SC	5,397	53,652	4,477	44,507	2,643	26,274

Ram Power Corp. (Canada) †	9,910	28,320	7,954	22,730	4,944	14,129

Renewable Energy Corp. AS
(Norway) † SG SB SC	25,376	118,767	19,832	92,820	12,328	57,699

Repsol YPF SA (Spain)	40,096	949,384	23,356	553,018	12,669	299,974

Rosetta Resources, Inc. †	15,540	365,967	10,275	241,976	4,803	113,111

Rowan Cos., Inc. †	40,244	1,171,503	32,431	944,066	15,264	444,335

Royal Dutch Shell PLC Class B
(United Kingdom)	90,230	2,486,511	51,707	1,424,914	27,783	765,629

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Energy cont.
Saipem SpA (Italy)	54,556	$2,111,184	27,856	$1,077,959	11,761	$455,122

Sasol, Ltd. ADR (South Africa)	5,149	212,499	4,121	170,074	2,562	105,734

Schlumberger, Ltd. SG SB SC	82,300	5,222,758	63,400	4,023,364	32,100	2,037,066

Solar Millennium AG
(Germany) † SG SB SC	2,162	51,834	1,862	44,641	1,064	25,509

Solarfun Power Holdings Co., Ltd.
ADR (China) † SG SB SC	9,670	75,523	9,026	70,493	4,863	37,980

South Australian Coal Corp.
(Australia) F	3,487	320	2,932	269	1,675	154

StatoilHydro ASA (Norway)	174,836	4,050,209	92,245	2,136,926	41,130	952,808

Suncor Energy, Inc. (Canada)	6,885	224,038	5,449	177,310	3,387	110,213

Swift Energy Co. †	9,669	297,225	6,559	201,624	3,057	93,972

T-3 Energy Services, Inc. †	11,965	293,860	8,362	205,371	3,713	91,191

Technip SA (France)	2,833	230,357	2,011	163,519	1,614	131,238

Theolia SA (France) † SG SB SC	13,828	57,153	11,999	49,594	6,377	26,357

Total SA (France)	9,047	525,206	6,651	386,111	5,014	291,078

Trina Solar, Ltd. ADR (China) † SG	6,262	152,855	5,308	129,568	3,034	74,060

Unit Corp. †	5,841	246,957	3,983	168,401	1,830	77,372

UTS Energy Corp. (Canada) †	24,011	57,496	19,355	46,347	12,032	28,811

Vaalco Energy, Inc. †	33,746	166,705	22,059	108,971	9,853	48,674

VeraSun Energy Corp. †	37,394	452	31,589	382	17,019	206

Walter Industries, Inc.	22,163	2,044,980	16,947	1,563,700	8,380	773,223

Williams Cos., Inc. (The)	70,900	1,637,790	56,800	1,312,080	27,500	635,250

Yanzhou Coal Mining Co., Ltd.
(China)	24,000	57,744	20,000	48,120	12,000	28,872

		96,062,584		62,721,770		30,602,043

Financials		9.8%		7.4%		5.1%
3i Group PLC (United Kingdom)	236,953	1,047,362	120,984	534,764	50,103	221,462

ACE, Ltd.	6,196	324,051	4,739	247,850	3,521	184,148

AerCap Holdings NV
(Netherlands) †	73,769	849,819	49,255	567,418	23,135	266,515

Affiliated Managers Group †	7,400	584,600	5,800	458,200	2,800	221,200

Aflac, Inc.	38,334	2,081,153	29,433	1,597,918	15,826	859,194

African Bank Investments, Ltd.
(South Africa)	125,681	614,729	—	—	—	—

Agree Realty Corp. R	10,311	235,709	7,229	165,255	3,032	69,312

Aldar Properties PJSC (United
Arab Emirates) †	648,729	814,334	—	—	—	—

Allianz SE (Germany)	2,995	375,530	1,995	250,144	1,204	150,964

Allied World Assurance Company
Holdings, Ltd. (Bermuda)	19,881	891,663	15,085	676,562	7,065	316,865

American Campus
Communities, Inc. R	20,970	580,030	16,177	447,456	8,176	226,148

American Capital
Agency Corp. R	7,951	203,546	5,188	132,813	2,439	62,438

American Equity Investment Life
Holding Co.	88,738	945,060	60,369	642,930	28,001	298,211

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Financials cont.
American Express Co.	56,500	$2,331,190	43,300	$1,786,558	22,100	$911,846

American Safety Insurance
Holdings, Ltd. †	11,650	193,274	7,939	131,708	3,635	60,305

Ameriprise Financial, Inc.	12,400	562,464	9,700	439,992	4,700	213,192

Annaly Capital Management, Inc. R	86,100	1,479,198	69,700	1,197,446	32,700	561,786

Anworth Mortgage Asset Corp. R	27,459	185,074	17,974	121,145	8,467	57,068

Apartment Investment &
Management Co. Class A R	29,100	535,731	22,200	408,702	11,400	209,874

Ashford Hospitality Trust, Inc. † R	65,255	467,878	42,784	306,761	19,972	143,199

Aspen Insurance Holdings, Ltd.
(Bermuda)	34,488	994,634	25,938	748,052	12,338	355,828

Assicurazioni Generali SpA
(Italy)	122,647	2,943,766	62,622	1,503,049	25,724	617,426

Assured Guaranty, Ltd.
(Bermuda)	29,162	640,689	20,018	439,795	9,422	207,001

Australia & New Zealand Banking
Group, Ltd. (Australia)	206,827	4,808,213	109,962	2,556,343	49,916	1,160,423

AXA SA (France)	33,856	753,162	25,598	569,454	19,025	423,231

Banca Monte dei Paschi di Siena
SpA (Italy)	1,091,663	1,616,062	557,383	825,132	233,544	345,731

Banco Bilbao Vizcaya Argentaria
SA (BBVA) (Spain)	12,444	170,266	9,290	127,111	7,174	98,159

Banco Bradesco SA ADR
(Brazil)	52,581	969,068	—	—	—	—

Banco do Brasil SA (Brazil)	18,200	305,294	13,400	224,777	10,600	177,808

Banco Latinoamericano de
Exportaciones SA Class E
(Panama)	23,172	332,750	16,002	229,789	7,409	106,393

Banco Popolare SC (Italy) †	204,144	1,420,047	104,233	725,056	43,674	303,801

Banco Santander Brasil SA ADS
(Brazil)	132,203	1,643,283	22,359	277,922	17,170	213,423

Banco Santander Central Hispano
SA (Spain)	58,231	773,942	44,420	590,381	32,917	437,496

Banco Santander Chile SA ADR
(Chile)	11,821	806,429	—	—	—	—

Bank Mandiri Persero Tbk PT
(Indonesia)	1,280,000	753,355	—	—	—	—

Bank of America Corp.	292,305	5,217,644	230,234	4,109,677	113,361	2,023,494

Bank of Baroda (India)	48,181	685,900	—	—	—	—

Bank of Hawaii Corp.	22,200	997,890	18,100	813,595	8,400	377,580

Bank of New York Mellon Corp.
(The)	30,400	938,752	24,900	768,912	11,300	348,944

Bank of the Ozarks, Inc.	11,639	409,576	8,032	282,646	3,699	130,168

Bank Rakyat Indonesia
(Indonesia)	1,037,000	941,172	179,500	162,913	132,500	120,256

Bankinter SA (Spain)	114,926	956,220	58,680	488,236	25,339	210,828

Barclays PLC (United Kingdom)	931,903	5,096,572	533,932	2,920,071	288,288	1,576,645

BlackRock, Inc.	9,700	2,112,272	7,700	1,676,752	3,700	805,712

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Financials cont.
BNP Paribas SA (France)	60,044	$4,611,427	34,573	$2,655,234	18,599	$1,428,418

Brookfield Properties Corp. R	19,976	308,065	14,885	229,553	11,449	176,564

Capital One Financial Corp.	12,500	517,625	9,900	409,959	4,800	198,768

CapLease, Inc. R	36,451	202,303	24,106	133,788	11,266	62,526

CB Richard Ellis Group, Inc.
Class A †	79,300	1,256,905	65,000	1,030,250	30,200	478,670

CBL & Associates
Properties, Inc. R	26,524	363,379	17,308	237,120	8,226	112,696

CFS Retail Property Trust
(Australia) R	694,820	1,194,265	354,762	609,769	152,860	262,738

Chimera Investment Corp. R	128,700	500,643	97,900	380,831	50,200	195,278

China Citic Bank (China)	1,462,000	1,095,949	—	—	—	—

China Construction Bank Corp.
(China)	2,366,000	1,938,170	233,000	190,868	177,000	144,994

China Pacific Insurance
Group Co., Ltd. (China) †	211,600	937,549	11,000	48,738	7,800	34,560

Citigroup, Inc. †	356,930	1,445,567	298,132	1,207,435	126,749	513,333

CNA Surety Corp. †	12,504	222,446	8,521	151,589	3,901	69,399

Commonwealth Bank of
Australia (Australia)	5,122	264,301	3,781	195,104	2,908	150,056

Conseco, Inc. †	34,297	213,327	22,659	140,939	10,803	67,195

Corporacion GEO SAB de CV
Ser. B (Mexico) †	227,100	689,469	—	—	—	—

Cowen Group, Inc. †	31,273	177,005	20,682	117,060	9,665	54,704

Credicorp, Ltd. (Peru)	9,499	837,622	—	—	—	—

Credit Agricole SA (France)	74,221	1,299,244	37,896	663,372	15,585	272,817

Credit Suisse Group
(Switzerland)	49,547	2,555,642	26,228	1,352,844	11,888	613,185

Danske Bank A/S (Denmark) †	73,314	1,804,243	37,433	921,219	15,377	378,425

DBS Group Holdings, Ltd.
(Singapore)	340,000	3,476,582	182,500	1,866,107	83,500	853,808

Dexus Property Group
(Australia)	346,721	257,450	271,165	201,347	194,131	144,148

Diamond Lease Co., Ltd.
(Japan)	3,220	117,166	1,820	66,224	580	21,104

Digital Realty Trust, Inc. R SG SB	11,500	623,300	9,400	509,480	4,300	233,060

DnB NOR ASA (Norway) †	35,877	410,123	26,711	305,343	20,477	234,080

Dollar Financial Corp. † SG SB SC	8,184	196,907	5,541	133,316	2,559	61,570

E*Trade Financial Corp. †	299,231	493,731	202,895	334,777	93,134	153,671

Eaton Vance Corp.	16,600	556,764	13,000	436,020	6,300	211,302

EFG Eurobank Ergasias
(Greece) †	63,552	583,710	31,757	291,680	13,345	122,571

Entertainment Properties Trust R	5,919	243,448	3,933	161,764	1,823	74,980

Eurazeo (France)	7,928	550,730	4,297	298,498	1,628	113,091

Evercore Partners, Inc. Class A	12,911	387,330	8,702	261,060	4,003	120,090

Everest Re Group, Ltd.	11,900	963,067	9,300	752,649	4,500	364,185

First Bancorp	10,934	147,828	7,294	98,615	3,213	43,440

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Financials cont.
First Defiance Financial Corp.	12,025	$121,693	8,000	$80,960	3,706	$37,505

First Financial Bancorp	14,990	266,672	9,923	176,530	4,702	83,649

First Mercury Financial Corp.	9,529	124,163	6,251	81,451	3,320	43,260

First Midwest Bancorp, Inc.	6,210	84,146	4,041	54,756	1,927	26,111

Flagstone Reinsurance
Holdings, Ltd. (Bermuda)	24,330	278,822	16,000	183,360	7,649	87,658

Flushing Financial Corp.	23,508	297,611	15,492	196,129	7,193	91,063

Franklin Resources, Inc.	7,100	787,390	5,800	643,220	2,700	299,430

Gartmore Group Ltd.
(United Kingdom) †	59,019	111,981	43,712	82,938	32,874	62,374

GFI Group, Inc.	39,792	229,998	27,101	156,644	12,442	71,915

Glimcher Realty Trust R	50,041	253,708	33,216	168,405	15,375	77,951

Goldman Sachs Group, Inc. (The)	23,704	4,044,614	18,849	3,216,205	9,100	1,552,733

Grupo Financiero Banorte
SA de CV (Mexico)	222,417	987,488	—	—	—	—

Guangzhou R&F
Properties Co., Ltd. (China)	386,400	633,059	—	—	—	—

Hachijuni Bank, Ltd. (The)
(Japan)	118,000	671,832	60,000	341,610	26,000	148,031

Hang Lung Group, Ltd.
(Hong Kong)	60,000	318,397	32,000	169,812	11,000	58,373

HRPT Properties Trust R SG	40,966	318,715	26,815	208,621	12,632	98,277

HSBC Holdings PLC
(United Kingdom)	138,793	1,407,302	103,993	1,054,445	78,696	797,944

Hudson City Bancorp, Inc.	191,700	2,714,472	152,900	2,165,064	72,800	1,030,848

ICICI Bank, Ltd. (India)	30,139	639,505	—	—	—	—

Industrial & Commercial Bank
of China (China)	2,239,000	1,707,245	—	—	—	—

ING Groep NV (Netherlands) †	99,284	991,289	56,017	559,295	28,227	281,829

Insurance Australia Group, Ltd.
(Australia)	178,154	633,657	90,963	323,537	38,362	136,446

Intercontinental Exchange, Inc. †	8,300	931,094	6,600	740,388	3,200	358,976

International Bancshares Corp.	16,859	387,588	11,658	268,017	4,930	113,341

Invesco, Ltd.	25,500	558,705	20,400	446,964	9,800	214,718

Investment Technology
Group, Inc. †	34,165	570,214	28,149	469,807	12,816	213,899

Irish Life & Permanent PLC
(Ireland) †	86,391	343,414	62,094	246,830	49,468	196,641

Japan Retail Fund Investment
Corp. (Japan) R	212	249,572	156	183,647	116	136,558

Jones Lang LaSalle, Inc.	15,200	1,107,928	11,600	845,524	5,900	430,051

JPMorgan Chase & Co.	198,074	8,863,812	160,698	7,191,236	73,682	3,297,270

Julius Baer Group, Ltd.
(Switzerland)	4,325	157,000	3,433	124,620	2,542	92,276

Kinnevik Investment AB Class B
(Sweden)	141,900	2,617,355	72,500	1,337,267	29,800	549,663

Lexington Realty Trust R	38,815	252,686	26,642	173,439	11,441	74,481

Loews Corp.	27,300	1,017,744	20,900	779,152	10,500	391,440

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Financials cont.
LTC Properties, Inc. R	14,589	$394,778	9,576	$259,127	4,481	$121,256

Maiden Holdings, Ltd.
(Bermuda)	34,063	251,726	22,272	164,590	10,509	77,662

Merchants Bancshares, Inc.	6,095	132,322	4,036	87,622	1,911	41,488

MetLife, Inc.	68,200	2,955,788	53,500	2,318,690	26,100	1,131,174

MGIC Investment Corp. †	33,989	372,859	22,694	248,953	10,660	116,940

Mitsubishi UFJ Financial
Group, Inc. (Japan)	33,600	176,199	25,900	135,820	18,900	99,112

Morgan Stanley	19,946	584,218	15,092	442,045	7,622	223,248

National Australia Bank, Ltd.
(Australia)	7,295	184,035	5,749	145,033	4,093	103,257

National Bank of Canada
(Canada)	9,429	574,585	7,056	429,979	5,322	324,313

National Bank of Greece SA
(Greece) †	12,988	261,389	9,882	198,880	7,352	147,962

National Health Investors, Inc. R	15,471	599,656	10,049	389,499	4,818	186,746

Nelnet, Inc. Class A	27,274	506,205	18,045	334,915	8,495	157,667

New World Development Co.,
Ltd. (Hong Kong)	116,000	227,102	88,000	172,285	65,000	127,256

Nomura Securities Co., Ltd.
(Japan)	17,000	125,353	12,700	93,646	9,700	71,525

NYSE Euronext	27,400	811,314	20,800	615,888	10,700	316,827

Ocwen Financial Corp. †	36,033	399,606	24,011	266,282	11,309	125,417

Old Mutual PLC (South Africa) †	1,041,988	1,937,501	532,020	989,253	219,123	407,443

Omega Healthcare
Investors, Inc. R	10,967	213,747	7,231	140,932	3,356	65,408

Oppenheimer Holdings, Inc.
Class A	15,716	400,915	10,559	269,360	4,901	125,025

Oriental Financial Group
(Puerto Rico)	22,762	307,287	14,938	201,663	6,992	94,392

ORIX Corp. (Japan)	6,620	587,327	4,940	438,277	3,860	342,459

Oversea-Chinese Banking
Corp., Ltd. (Singapore)	119,000	741,144	60,000	373,686	25,000	155,703

Pennsylvania Real Estate
Investment Trust R	17,106	213,312	11,300	140,911	5,388	67,188

Pico Holdings, Inc. †	8,622	320,652	7,223	268,623	4,127	153,483

Platinum Underwriters
Holdings, Ltd. (Bermuda)	6,003	222,591	3,930	145,724	1,843	68,338

PNC Financial Services
Group, Inc.	19,000	1,134,300	14,600	871,620	7,400	441,780

Primerica, Inc. †	385	5,775	264	3,960	118	1,770

Principal Financial Group	38,300	1,118,743	31,000	905,510	14,500	423,545

Progressive Corp. (The)	88,600	1,691,374	68,000	1,298,120	34,200	652,878

Prudential Financial, Inc.	16,800	1,016,400	12,900	780,450	6,100	369,050

Prudential PLC
(United Kingdom)	33,527	278,626	24,930	207,181	19,376	161,024

PS Business Parks, Inc. R	9,853	526,150	6,515	347,901	3,081	164,525

Public Storage R	13,700	1,260,263	11,100	1,021,089	5,200	478,348

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Financials cont.
QBE Insurance Group, Ltd.
(Australia)	21,356	$407,790	14,407	$275,100	8,960	$171,090

Radian Group, Inc.	13,454	210,421	9,110	142,480	4,213	65,891

Renhe Commercial
Holdings Co., Ltd. (China)	1,144,000	265,228	820,000	190,111	662,000	153,480

Resolution, Ltd. (Guernsey) †	424,086	527,529	210,926	262,375	91,422	113,722

Royal Bank of Canada (Canada)	8,241	482,701	6,263	366,843	4,658	272,834

Saul Centers, Inc. R	5,251	217,391	3,462	143,327	1,607	66,530

Sberbank RF (Russia)	491,605	1,440,403	—	—	—	—

SCOR (France)	8,579	216,689	4,633	117,021	1,663	42,004

Shinhan Financial Group Co., Ltd.
(South Korea)	55,410	2,177,311	10,140	398,447	7,560	297,067

SL Green Realty Corp. R	4,154	237,900	2,764	158,294	1,276	73,077

Societe Generale (France)	6,987	439,450	5,078	319,383	4,004	251,833

Soho China, Ltd. (China)	369,500	209,405	273,500	154,999	205,000	116,179

Southside Bancshares, Inc.	10,972	236,666	7,216	155,649	3,445	74,309

Standard Bank Investment
Corp., Ltd. (South Africa)	87,333	1,375,077	—	—	—	—

State Bank of India, Ltd. (India)	7,812	361,660	6,048	279,995	4,357	201,709

State Street Corp.	8,147	367,756	6,038	272,555	3,156	142,462

Suffolk Bancorp	10,721	329,242	7,439	228,452	3,431	105,366

Sumitomo Mitsui Financial
Group, Inc. (Japan)	23,300	770,516	17,700	585,327	13,300	439,822

SWS Group, Inc.	12,350	142,396	8,043	92,736	3,832	44,183

Toronto-Dominion Bank
(Canada)	12,257	914,323	9,081	677,406	6,764	504,567

Transatlantic Holdings, Inc.	10,300	543,840	8,100	427,680	4,000	211,200

Travelers Cos., Inc. (The)	63,218	3,409,979	48,021	2,590,253	24,736	1,334,260

Turkiye Garanti Bankasi AS
(Turkey)	93,371	436,572	—	—	—	—

U.S. Bancorp	94,922	2,456,581	77,485	2,005,312	36,043	932,793

UniCredito Italiano SpA (Italy)	852,890	2,519,997	435,470	1,286,664	182,853	540,268

Universal Health Realty
Income Trust R	3,414	120,651	2,236	79,020	1,053	37,213

Universal Insurance Holdings, Inc.	30,546	154,563	19,924	100,815	9,511	48,126

UOL Group, Ltd. (Singapore)	78,000	217,519	39,000	108,759	16,000	44,619

Uranium Participation Corp.
(Canada) †	7,224	42,285	5,822	34,078	3,327	19,474

Urstadt Biddle Properties, Inc.
Class A R	10,875	171,934	7,137	112,836	3,341	52,821

Validus Holdings, Ltd. (Bermuda)	6,946	191,223	4,529	124,683	2,163	59,547

Waddell & Reed Financial, Inc.
Class A	21,000	756,840	17,100	616,284	8,100	291,924

Wells Fargo & Co.	148,585	4,623,965	120,979	3,764,866	56,983	1,773,311

Westpac Banking Corp.
(Australia)	157,918	4,030,214	80,630	2,057,752	33,122	845,304

Wilshire Bancorp, Inc.	19,427	214,280	12,776	140,919	5,572	61,459

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Financials cont.
Woori Finance Holdings Co., Ltd.
(South Korea) †	54,700	$802,705	12,830	$188,276	10,400	$152,617

World Acceptance Corp. † SB SC	15,358	554,117	9,835	354,847	4,555	164,344

Yamaguchi Financial Group, Inc.
(Japan)	26,000	284,653	12,000	131,378	5,000	54,741

Zurich Financial Services AG
(Switzerland)	5,669	1,454,238	4,227	1,084,330	3,223	826,779

		172,562,758		103,952,476		52,225,345

Health care		6.1%		5.6%		3.8%
Abbott Laboratories	66,500	3,503,220	53,600	2,823,648	25,600	1,348,608

Actelion NV (Switzerland) †	18,554	844,676	9,474	431,307	4,090	186,198

Aetna, Inc.	21,427	752,302	15,873	557,301	7,779	273,121

Affymetrix, Inc. †	3,851	28,266	3,075	22,571	1,920	14,093

AGA Medical Holdings, Inc. †	6,108	99,255	4,276	69,485	1,909	31,021

Alapis Holding Industrial and
Commercial SA (Greece)	1,323,628	786,643	988,069	587,217	767,617	456,201

Alfresa Holdings Corp. (Japan)	15,900	685,756	8,500	366,599	3,400	146,640

Alkermes, Inc. †	13,021	168,882	8,816	114,344	4,078	52,892

Allergan, Inc.	34,100	2,227,412	26,100	1,704,852	13,300	868,756

Alliance Imaging, Inc. †	51,759	290,886	34,558	194,216	16,254	91,347

Allscripts-Misys Healthcare
Solutions, Inc. †	13,817	270,261	11,544	225,801	6,820	133,399

AMAG Pharmaceuticals, Inc. †	6,692	233,618	5,344	186,559	3,337	116,495

Amedisys, Inc. † SG SB SC	8,935	493,391	5,946	328,338	2,767	152,794

AmerisourceBergen Corp.	47,500	1,373,700	38,000	1,098,960	18,400	532,128

Amgen, Inc. †	78,705	4,703,411	65,787	3,931,431	29,335	1,753,060

AmSurg Corp. †	7,197	155,383	4,909	105,985	2,196	47,412

Assisted Living Concepts, Inc.
Class A †	10,185	334,475	8,533	280,224	4,894	160,719

Astellas Pharma, Inc. (Japan)	23,200	840,454	17,400	630,340	13,300	481,812

AstraZeneca PLC
(United Kingdom)	99,788	4,451,651	50,950	2,272,935	20,930	933,710

athenahealth, Inc. †	6,970	254,823	5,802	212,121	3,427	125,291

Auxilium Pharmaceuticals, Inc. † SG	4,390	136,792	3,053	95,131	1,359	42,346

Baxter International, Inc.	13,558	789,076	10,475	609,645	4,702	273,656

Beckman Coulter, Inc.	451	28,323	360	22,608	225	14,130

Bio-Rad Laboratories, Inc.
Class A †	488	50,518	390	40,373	243	25,155

Biogen Idec, Inc. † SG	38,804	2,225,797	31,691	1,817,796	14,681	842,102

BioInvent International AB
(Sweden) †	6,230	30,499	4,975	24,355	3,107	15,211

BioMarin Pharmaceuticals, Inc. †	6,516	152,279	4,412	103,108	2,041	47,698

Biotest AG (Preference)
(Germany)	4,719	235,836	3,379	168,869	2,614	130,637

Biovail Corp. (Canada)	18,167	304,661	12,667	212,426	5,597	93,862

Bristol-Myers Squibb Co.	158,296	4,226,503	129,908	3,468,544	58,774	1,569,266

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Health care cont.
Brookdale Senior Living, Inc. †	31,935	$665,206	26,753	$557,265	15,345	$319,636

Bruker BioSciences Corp. †	22,402	328,189	15,573	228,144	7,489	109,714

C.R. Bard, Inc.	10,500	909,510	8,000	692,960	4,100	355,142

Cardinal Health, Inc.	51,700	1,862,751	39,700	1,430,391	20,000	720,600

Celera Corp.	4,519	32,085	3,609	25,624	2,254	16,003

Cepheid, Inc. †	1,924	33,632	1,537	26,867	960	16,781

Cerner Corp. †	4,186	356,061	3,485	296,434	2,059	175,139

China-Biotics, Inc. (China) †	8,312	148,868	5,522	98,899	2,562	45,885

Coloplast A/S Class B (Denmark)	12,817	1,411,964	6,545	721,019	2,747	302,619

Community Health Systems, Inc. †	31,300	1,155,909	24,900	919,557	12,200	450,546

Compugen, Ltd. (Israel) †	6,146	30,115	4,908	24,049	3,065	15,019

Computer Programs &
Systems, Inc.	4,150	162,182	3,422	133,732	2,022	79,020

Continucare Corp. † SG SB	42,214	156,192	29,251	108,229	12,965	47,971

Covidien PLC (Ireland)	16,879	848,676	12,568	631,919	9,320	468,610

Cubist Pharmaceuticals, Inc. † SG	14,469	326,131	9,884	222,785	4,210	94,893

Dendreon Corp. †	5,475	199,673	3,795	138,404	1,623	59,191

Eclipsys Corp. †	13,825	274,841	11,586	230,330	6,844	136,059

Eli Lilly & Co. SG	28,286	1,024,519	22,775	824,911	10,799	391,140

Emergent Biosolutions, Inc. †	10,301	172,954	7,006	117,631	3,186	53,493

Emeritus Corp. † SG SB	20,068	408,384	16,811	342,104	9,643	196,235

Endo Pharmaceuticals
Holdings, Inc. †	19,379	459,089	12,971	307,283	5,919	140,221

Ensign Group, Inc. (The)	2,780	48,177	2,328	40,344	1,335	23,136

Enzo Biochem, Inc. †	4,997	30,082	3,990	24,020	2,492	15,002

Enzon Pharmaceuticals, Inc. † SG SB	20,070	204,313	14,017	142,693	6,230	63,421

Exelixis, Inc. †	25,745	156,272	17,507	106,267	7,962	48,329

Forest Laboratories, Inc. †	14,589	457,511	11,332	355,372	5,624	176,369

Fujirebio, Inc. (Japan)	11,100	338,560	8,300	253,157	6,500	198,256

Gen-Probe, Inc. †	1,057	52,850	844	42,200	527	26,350

Genomic Health, Inc. †	1,577	27,739	1,259	22,146	786	13,826

Gentiva Health Services, Inc. †	16,574	468,713	11,359	321,233	5,127	144,992

Genzyme Corp. †	30,158	1,563,089	24,462	1,267,865	11,814	612,320

Gilead Sciences, Inc. †	44,200	2,010,216	34,200	1,555,416	17,200	782,256

GlaxoSmithKline PLC
(United Kingdom)	136,663	2,625,163	69,778	1,340,367	29,212	561,134

Harvard Bioscience, Inc. †	7,741	29,958	6,182	23,924	3,861	14,942

Health Management
Associates, Inc. Class A †	176,519	1,518,063	133,258	1,146,019	63,478	545,911

Healthsouth Corp. †	20,511	383,556	13,699	256,171	6,442	120,465

HealthSpring, Inc. †	19,475	342,760	13,234	232,918	5,977	105,195

Helicos BioSciences Corp. †	34,968	27,625	27,925	22,061	17,441	13,778

Hi-Tech Pharmacal Co., Inc. †	8,691	192,419	5,919	131,047	2,707	59,933

Hospira, Inc. †	24,600	1,393,590	19,600	1,110,340	9,600	543,840

Humana, Inc. †	28,600	1,337,622	23,500	1,099,095	10,700	500,439

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Health care cont.
Idenix Pharmaceuticals, Inc. †	51,293	$144,646	34,729	$97,936	16,064	$45,300

Illumina, Inc. †	1,525	59,323	1,218	47,380	760	29,564

Invacare Corp.	5,327	141,379	3,631	96,367	1,649	43,764

Ironwood Pharmaceuticals, Inc. †	8,836	119,463	6,018	81,363	2,752	37,207

Johnson & Johnson	83,233	5,426,792	67,580	4,406,216	30,709	2,002,227

Kensey Nash Corp. †	8,799	207,568	5,993	141,375	2,727	64,330

Kindred Healthcare, Inc. †	21,679	391,306	18,161	327,806	10,417	188,027

Kinetic Concepts, Inc. †	14,623	699,126	9,931	474,801	4,564	218,205

Laboratory Corp. of
America Holdings †	13,600	1,029,656	10,700	810,097	5,200	393,692

LHC Group, Inc. †	8,871	297,445	6,097	204,432	2,670	89,525

Life Technologies Corp. †	29,815	1,558,430	23,909	1,249,723	11,655	609,207

Lincare Holdings, Inc. †	49,775	2,233,902	37,997	1,705,305	18,124	813,405

Magellan Health Services, Inc. †	6,538	284,272	4,364	189,747	2,052	89,221

Martek Biosciences Corp. † SB	30,208	679,982	21,504	484,055	11,119	250,289

McKesson Corp.	50,815	3,339,562	41,378	2,719,362	19,945	1,310,785

Medco Health Solutions, Inc. † SG	36,800	2,375,808	29,400	1,898,064	14,200	916,752

Medical Action Industries, Inc. †	19,457	238,737	13,175	161,657	6,097	74,810

Medicis Pharmaceutical Corp.
Class A	18,110	455,648	12,163	306,021	5,689	143,135

Medtronic, Inc.	13,173	593,180	10,273	462,593	5,169	232,760

Merck & Co., Inc.	41,818	1,561,902	34,299	1,281,068	15,588	582,212

Mettler-Toledo International, Inc. †	525	57,330	419	45,755	262	28,610

Millipore Corp. †	642	67,795	513	54,173	320	33,792

Nanosphere, Inc. †	6,844	32,783	5,466	26,182	3,414	16,353

Nippon Shinyaku Co., Ltd.
(Japan)	34,000	385,338	25,000	283,337	19,000	215,336

Novartis AG (Switzerland)	56,764	3,067,960	32,643	1,764,277	17,414	941,186

Obagi Medical Products, Inc. † SG	25,106	305,791	16,450	200,361	7,230	88,061

Odyssey HealthCare, Inc. †	13,043	236,209	8,868	160,599	4,094	74,142

OraSure Technologies, Inc. †	43,220	256,295	29,289	173,684	13,426	79,616

Pall Corp.	5,532	223,991	4,634	187,631	2,648	107,218

Par Pharmaceutical Cos., Inc. †	26,566	658,837	18,042	447,442	8,277	205,270

PDL BioPharma, Inc.	25,850	160,529	17,891	111,103	7,960	49,432

PerkinElmer, Inc.	2,096	50,094	1,673	39,985	1,045	24,976

Perrigo Co.	24,741	1,452,792	19,008	1,116,150	9,193	539,813

Pfizer, Inc.	376,190	6,451,659	303,900	5,211,885	143,169	2,455,348

QIAGEN NV (Netherlands) †	2,693	61,912	2,151	49,451	1,343	30,876

Quality Systems, Inc. SG SB	15,886	976,036	13,122	806,216	6,481	398,193

Questcor Pharmaceuticals, Inc. †	20,792	171,118	14,372	118,282	6,405	52,713

Roche Holding AG (Switzerland)	14,937	2,424,055	11,131	1,806,397	8,259	1,340,314

Salix Pharmaceuticals, Ltd. †	5,063	188,597	3,510	130,748	1,554	57,887

Sanofi-Aventis (France)	40,621	3,028,098	20,741	1,546,141	8,683	647,275

Santarus, Inc. †	87,411	470,271	61,026	328,320	24,961	134,290

Sciclone Pharmaceuticals, Inc. †	37,009	130,642	25,052	88,434	11,600	40,948

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Health care cont.
Sinovac Biotech, Ltd. (China) †	185,777	$1,097,942	66,256	$391,573	49,216	$290,867

Sirona Dental Systems, Inc. †	3,897	148,203	2,639	100,361	1,220	46,397

Skilled Healthcare Group, Inc.
Class A †	5,244	32,355	4,393	27,105	2,520	15,548

Somaxon
Pharmaceuticals, Inc. † SG SB SC	37,609	325,318	25,470	220,316	11,791	101,992

Steris Corp. SG SB SC	11,456	385,609	7,621	256,523	3,599	121,142

Sun Healthcare Group, Inc. †	29,379	280,276	24,612	234,798	14,117	134,676

Suzuken Co., Ltd. (Japan)	31,300	1,103,740	19,200	677,055	11,200	394,949

Techne Corp.	749	47,704	598	38,087	373	23,756

Teva Pharmaceutical Industries,
Ltd. ADR (Israel) SG	19,718	1,243,811	6,044	381,256	4,513	284,680

Thermo Fisher Scientific, Inc. †	967	49,742	772	39,712	482	24,794

UCB SA (Belgium)	12,554	536,086	9,738	415,836	7,216	308,140

United Therapeutics Corp. † SG SB SC	4,465	247,048	3,129	173,128	1,394	77,130

UnitedHealth Group, Inc.	45,451	1,484,884	36,076	1,178,603	17,358	567,086

Valeant Pharmaceuticals
International †	23,681	1,016,152	17,592	754,873	8,493	364,435

Vanda Pharmaceuticals, Inc. †	14,757	170,296	9,990	115,285	4,622	53,338

Vivus, Inc. †	15,601	136,041	10,571	92,179	4,908	42,798

Waters Corp. †	658	44,441	525	35,459	328	22,153

WellCare Health Plans, Inc. †	5,866	174,807	3,971	118,336	1,834	54,653

WellPoint, Inc. †	18,551	1,194,313	15,175	976,967	7,013	451,497

West Pharmaceutical
Services, Inc.	3,539	148,461	2,396	100,512	1,108	46,481

Young Innovations, Inc.	10,200	287,232	7,129	200,753	3,157	88,901

		107,704,678		78,648,919		38,935,050

Technology		8.6%		7.6%		5.2%
3PAR, Inc. † SG SB SC	25,527	255,270	21,384	213,840	12,218	122,180

A123 Systems, Inc. † SG SB SC	5,933	81,519	4,960	68,150	2,973	40,849

Acme Packet, Inc. †	12,948	249,637	8,823	170,107	4,038	77,853

Actuate Corp. †	31,825	177,902	22,365	125,020	9,797	54,765

Acxiom Corp. †	12,956	232,431	8,533	153,082	4,087	73,321

Adobe Systems, Inc. †	15,974	565,000	13,382	473,321	7,646	270,439

Advanced Battery
Technologies, Inc. † SG SB SC	60,966	237,767	45,454	177,271	22,726	88,631

Advanced Semiconductor
Engineering Inc. (Taiwan)	816,000	745,417	—	—	—	—

Agilent Technologies, Inc. †	17,247	593,124	13,615	468,220	6,821	234,574

Akamai Technologies, Inc. †	31,180	979,364	26,121	820,461	14,925	468,794

Altek Corp. (Taiwan)	307,000	540,581	73,000	128,542	56,000	98,608

Anixter International, Inc. †	10,304	482,742	6,883	322,469	3,236	151,607

ANSYS, Inc. †	4,776	206,037	3,354	144,692	1,482	63,933

Apple, Inc. †	30,653	7,201,309	24,383	5,728,298	11,417	2,682,196

ArcSight, Inc. † SG SB SC	12,293	346,048	9,842	277,052	6,147	173,038

ARRIS Group, Inc. †	38,274	459,671	25,672	308,321	11,991	144,012

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Technology cont.
Arrow Electronics, Inc. †	26,200	$789,406	20,100	$605,613	10,100	$304,313

ASML Holding NV (Netherlands)	6,045	216,045	4,310	154,037	3,361	120,121

Autonomy Corp. PLC
(United Kingdom) †	15,864	438,978	12,212	337,922	9,144	253,027

Avnet, Inc. †	35,728	1,071,840	29,355	880,650	13,263	397,890

Badger Meter, Inc.	5,019	193,282	4,205	161,935	2,403	92,540

Baidu, Inc. ADR (China) †	414	247,158	295	176,115	239	142,683

Black Box Corp.	9,378	288,467	6,310	194,096	3,014	92,711

Blue Coat Systems, Inc. †	7,567	234,880	6,043	187,575	3,774	117,145

BMC Software, Inc. †	41,989	1,595,582	33,886	1,287,668	15,666	595,308

Bottomline Technologies, Inc. †	21,143	355,837	14,398	242,318	6,568	110,539

Brocade Communications
Systems, Inc. †	16,027	91,514	10,662	60,880	4,911	28,042

BYD Co., Ltd. (China) † SG SB SC	38,500	383,567	31,000	308,846	19,500	194,274

CACI International, Inc.
Class A † SG SC	3,411	166,627	2,681	130,967	1,674	81,775

Cavium Networks, Inc. †	19,414	482,632	13,222	328,699	6,048	150,353

Check Point Software
Technologies (Israel) †	10,223	358,418	8,204	287,632	5,124	179,647

Checkpoint Systems, Inc. †	22,473	497,103	15,456	341,887	7,027	155,437

China BAK Battery, Inc.
(China) † SG SB SC	33,200	80,012	29,000	69,890	15,400	37,114

Cirrus Logic, Inc. †	26,006	218,190	17,604	147,698	8,132	68,227

Cisco Systems, Inc. †	256,628	6,680,027	200,058	5,207,510	102,146	2,658,860

Citrix Systems, Inc. †	22,861	1,085,212	19,151	909,098	10,942	519,417

Computershare Ltd. (Australia)	190,162	2,182,505	97,094	1,114,356	39,885	457,764

Concur Technologies, Inc. † SG SB SC	15,341	629,134	12,852	527,061	7,343	301,136

Convergys Corp. †	91,473	1,121,459	69,918	857,195	33,428	409,827

Coretronic Corporation
(Taiwan)	536,000	760,625	—	—	—	—

CSG Systems International, Inc. †	34,620	725,635	23,221	486,712	10,637	222,952

Dell, Inc. †	41,163	617,857	33,833	507,833	15,402	231,184

EMC Corp. †	47,144	850,478	39,494	712,472	22,566	407,091

Emdeon, Inc. Class A †	15,391	254,259	12,812	211,654	7,568	125,023

Emulex Corp. †	37,174	493,671	25,982	345,041	11,507	152,813

Ener1, Inc. † SG SB SC	20,202	95,555	16,216	76,702	10,080	47,678

Energy Conversion
Devices, Inc. † SG SB SC	7,236	56,658	5,726	44,835	3,559	27,867

EnerSys †	12,671	312,467	9,268	228,549	5,026	123,941

Epistar Corp. 144A GDR
(Taiwan) F	2,269	37,702	1,824	30,308	1,295	21,518

F-Secure OYJ (Finland)	17,911	60,723	14,304	48,494	8,933	30,285

F5 Networks, Inc. † SB	40,513	2,491,955	30,489	1,875,378	15,966	982,069

Fair Isaac Corp. SG SB SC	12,194	308,996	8,001	202,745	3,731	94,544

FEI Co. †	68,000	1,557,880	54,200	1,241,722	32,300	739,993

Fortinet, Inc. † SB	15,019	264,034	11,994	210,855	7,491	131,692

Fujitsu, Ltd. (Japan)	672,000	4,401,370	379,000	2,482,320	196,000	1,283,733

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Technology cont.
Garmin, Ltd.	4,700	$180,856	3,900	$150,072	2,700	$103,896

Global Defense Technology &
Systems, Inc. †	20,860	279,524	14,122	189,235	6,535	87,569

Google, Inc. Class A †	9,732	5,518,141	7,693	4,362,008	3,670	2,080,927

Greatbatch, Inc. †	6,236	132,141	5,295	112,201	3,026	64,121

GS Yuasa Corp. (Japan) SG SB SC	29,000	195,837	24,000	162,072	14,000	94,542

Harris Corp.	30,785	1,461,980	24,690	1,172,528	11,981	568,978

HCL Technologies, Ltd. (India)	60,911	486,311	—	—	—	—

HealthStream, Inc. †	27,078	110,749	22,540	92,189	13,315	54,458

Hewlett-Packard Co.	89,244	4,743,319	72,628	3,860,178	33,431	1,776,858

Hitachi, Ltd. (Japan) †	741,000	2,767,648	378,000	1,411,836	155,000	578,928

Hon Hai Precision Industry Co.,
Ltd. (Taiwan)	111,950	484,884	—	—	—	—

IBM Corp.	73,020	9,364,815	58,315	7,478,899	26,995	3,462,109

Infospace, Inc. †	46,711	516,157	31,412	347,103	14,184	156,733

Ingram Micro, Inc. Class A †	44,400	779,220	34,900	612,495	17,000	298,350

Integrated Device
Technology, Inc. †	78,900	483,657	63,500	389,255	30,400	186,352

Integrated Silicon Solutions, Inc. †	13,839	146,001	9,488	100,098	4,275	45,101

Intel Corp.	251,453	5,597,344	204,941	4,561,987	94,439	2,102,212

Interactive Intelligence, Inc. †	7,277	136,007	4,927	92,086	2,279	42,595

Ixia †	38,344	355,449	25,982	240,853	12,053	111,731

Jabil Circuit, Inc.	79,600	1,288,724	62,100	1,005,399	30,500	493,795

JDA Software Group, Inc. †	2,847	79,204	1,937	53,887	881	24,509

Johnson Matthey PLC
(United Kingdom)	61,838	1,638,864	31,574	836,791	12,985	344,135

Juniper Networks, Inc. †	26,790	821,917	22,442	688,521	12,823	393,410

LDK Solar Co., Ltd. ADR
(China) † SG SB SC	12,078	79,232	9,953	65,292	6,187	40,587

LG Display Co., Ltd.
(South Korea)	26,340	930,236	4,480	158,218	3,430	121,136

Longtop Financial
Technologies Ltd. ADR (China) †	19,910	641,301	14,843	478,093	11,214	361,203

Macronix International
(Taiwan)	1,288,000	852,013	—	—	—	—

Mantech International Corp.
Class A †	6,597	322,132	5,250	256,358	3,279	160,114

McAfee, Inc. †	49,542	1,988,120	38,048	1,526,866	20,427	819,736

MEMC Electronic Materials, Inc. †	8,698	133,340	7,259	111,280	4,286	65,704

Micron Technology, Inc. † SB	203,900	2,118,521	156,500	1,626,035	78,900	819,771

Microsoft Corp.	409,229	11,978,133	322,160	9,429,623	156,239	4,573,116

MicroStrategy, Inc. †	5,594	475,882	3,761	319,948	1,740	148,022

Monotype Imaging
Holdings, Inc. †	25,417	247,307	17,486	170,139	7,825	76,137

Motech Industries, Inc. (Taiwan)	20,000	85,050	16,000	68,040	10,000	42,525

National Semiconductor Corp.	129,429	1,870,249	106,296	1,535,977	48,224	696,837

NCI, Inc. † SG SB SC	4,039	122,099	3,172	95,890	1,981	59,886

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Technology cont.
NetApp, Inc. † SG SB SC	29,230	$951,729	24,487	$797,297	13,991	$455,547

Netezza Corp. † SG	17,476	223,518	12,070	154,375	5,363	68,593

Netgear, Inc. †	10,451	272,771	7,241	188,990	3,207	83,703

NetSuite, Inc. †	15,022	218,420	12,585	182,986	7,190	104,543

NVE Corp. †	2,833	128,335	2,285	103,511	1,371	62,106

Omnicell, Inc. †	16,458	230,906	13,980	196,139	8,284	116,225

ON Semiconductor Corp. †	99,700	797,600	76,000	608,000	39,000	312,000

Oracle Corp.	255,038	6,551,926	200,349	5,146,966	97,886	2,514,691

Patni Computer Systems, Ltd.
(India)	29,190	347,594	—	—	—	—

Perfect World Co., Ltd. ADR
(China) †	5,909	221,292	4,503	168,637	3,392	127,030

Polycom, Inc. †	22,170	677,959	14,892	455,397	6,956	212,714

Powertech Technology, Inc.
(Taiwan)	39,000	139,435	—	—	—	—

PV Crystalox Solar PLC
(United Kingdom)	27,618	20,122	22,185	16,164	12,676	9,236

QLogic Corp. †	15,206	308,682	10,357	210,247	4,754	96,506

Qualcomm, Inc.	19,477	817,839	15,691	658,865	7,900	331,721

Quantum Corp. †	129,466	340,496	86,980	228,757	40,380	106,199

Quest Software, Inc. † SG	62,563	1,112,996	42,569	757,303	19,573	348,204

Renesola, Ltd. ADR (China) † SG SB	9,000	53,280	7,900	46,768	4,200	24,864

Roth & Rau AG (Germany) †	1,770	59,661	1,499	50,526	857	28,887

Saft Groupe SA (France)	3,214	127,391	2,637	104,521	1,639	64,964

SAIC, Inc. †	15,462	273,677	12,404	219,551	7,747	137,122

Salesforce.com, Inc. †	16,190	1,205,346	13,563	1,009,765	7,749	576,913

Samsung Electronics Co., Ltd.
(South Korea)	3,044	2,201,195	—	—	—	—

SAVVIS, Inc. †	18,698	308,517	12,645	208,643	5,828	96,162

Seagate Technology † SG SB SC	97,200	1,774,872	78,300	1,429,758	36,900	673,794

Sigma Designs, Inc. † SG SB SC	19,770	231,902	13,384	156,994	6,187	72,574

Silicon Graphics
International Corp. †	53,642	573,433	37,777	403,836	16,422	175,551

Silicon Laboratories, Inc. †	8,081	385,221	5,502	262,280	2,504	119,366

Simplo Technology Co., Ltd.
(Taiwan)	16,000	91,224	13,000	74,120	8,000	45,612

Skyworth Digital Holdings, Ltd.
(China)	130,000	151,535	98,000	114,234	70,000	81,596

SMART Modular Technologies
WWH, Inc. †	34,262	264,160	23,044	177,669	11,033	85,064

Sohu.com, Inc. (China) †	3,538	193,175	2,768	151,133	2,066	112,804

Solarworld AG (Germany) SG SB SC	4,570	68,918	3,878	58,482	2,290	34,534

SonicWall, Inc. †	13,797	119,896	11,018	95,746	6,881	59,796

Sourcefire, Inc. †	11,894	272,967	9,473	217,405	5,916	135,772

Super Micro
Computer, Inc. † SG SB SC	17,752	306,755	12,095	209,002	5,536	95,662

Symantec Corp. †	195,381	3,305,847	158,674	2,684,764	77,955	1,318,999

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%
	Shares	Value	Shares	Value	Shares	Value

Technology cont.
Synchronoss Technologies, Inc. †	16,990	$329,096	11,553	$223,782	5,254	$101,770

SYNNEX Corp. †	12,000	354,720	8,013	236,864	3,770	111,441

Taiwan Semiconductor
Manufacturing Co., Ltd.
(Taiwan)	1,056,350	2,046,416	—	—	—	—

Tech Data Corp. †	24,700	1,034,930	19,200	804,480	9,500	398,050

Texas Instruments, Inc.	54,346	1,329,847	43,473	1,063,784	20,822	509,514

TIBCO Software, Inc. †	61,570	664,340	41,680	449,727	18,363	198,137

Tokyo Electron, Ltd. (Japan)	5,500	364,940	4,100	272,046	3,100	205,693

Trend Micro, Inc. (Japan)	7,000	244,221	5,600	195,377	3,500	122,110

Tripod Technology Corp.
(Taiwan)	196,000	663,706	—	—	—	—

TTM Technologies, Inc. †	44,941	399,076	30,095	267,244	13,900	123,432

Ultralife Batteries, Inc. †	10,671	42,791	9,133	36,623	5,219	20,928

Ultratech, Inc. †	9,106	123,842	7,272	98,899	4,541	61,758

Unisys Corp. †	25,919	904,314	17,297	603,492	8,039	280,481

United Microelectronics Corp.
(Taiwan) †	1,963,000	1,041,912	—	—	—	—

United Online, Inc.	48,035	359,302	31,378	234,707	14,688	109,866

Valence
Technology, Inc. † SG SB SC	41,700	35,445	36,400	30,940	20,900	17,765

Varian, Inc. †	830	42,977	663	34,330	414	21,437

VASCO Data Security
International, Inc. † SG	22,741	187,613	15,490	127,793	7,113	58,682

Veeco Instruments, Inc. †	23,545	1,024,208	18,828	819,018	11,760	511,560

Venture Corp., Ltd. (Singapore)	45,000	280,586	34,000	211,999	26,000	162,117

VeriSign, Inc. †	11,001	286,136	8,814	229,252	5,505	143,185

Vishay Intertechnology, Inc. †	93,100	952,413	73,900	755,997	35,700	365,211

VMware, Inc. Class A †	60,637	3,231,952	47,961	2,556,321	24,446	1,302,972

Volterra Semiconductor Corp. †	7,198	180,670	4,873	122,312	2,256	56,626

Watts Water Technologies, Inc.
Class A	9,039	280,751	7,573	235,217	4,327	134,397

Websense, Inc. †	5,204	118,495	4,156	94,632	2,595	59,088

Western Digital Corp. †	48,066	1,874,093	36,964	1,441,226	18,747	730,946

Western Union Co. (The)	83,600	1,417,856	66,100	1,121,056	32,000	542,720

Zix Corp. † SG SB	13,782	31,836	11,005	25,422	6,873	15,877

		150,642,999		106,406,937		53,146,233

Transportation		0.8%		0.6%		0.5%
British Airways PLC
(United Kingdom) † SG SB SC	95,768	353,240	52,886	195,070	19,471	71,819

Central Japan Railway Co.
(Japan)	267	2,034,503	137	1,043,921	56	426,712

Cintra Concesiones de
Infraestructuras de Transporte
SA (Spain)	47,996	466,763	40,208	391,024	22,976	223,443

ComfortDelgro Corp., Ltd.
(Singapore)	188,000	209,710	138,000	153,936	107,000	119,356

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%

	Shares	Value	Shares	Value	Shares	Value

Transportation cont.
Con-way, Inc.	23,300	$818,296	18,300	$642,696	8,900	$312,568

Copa Holdings SA Class A
(Panama)	12,646	768,877	—	—	—	—

Deutsche Post AG (Germany)	14,694	254,937	10,802	187,412	8,289	143,812

DP World, Ltd. (United
Arab Emirates)	437,686	225,408	335,152	172,603	248,671	128,066

easyJet PLC (United Kingdom) †	58,731	409,099	44,182	307,756	32,347	225,318

FedEx Corp.	12,100	1,130,140	9,500	887,300	4,600	429,640

Hawaiian Holdings, Inc. †	57,013	420,186	38,046	280,399	17,814	131,289

Ryder System, Inc.	38,068	1,475,516	31,278	1,212,335	14,151	548,493

SembCorp Marine, Ltd.
(Singapore)	456,000	1,366,207	233,000	698,084	95,000	284,626

Singapore Airlines, Ltd.
(Singapore)	48,000	521,702	37,000	402,145	28,000	304,326

TNT NV (Netherlands)	20,309	582,368	10,370	297,363	4,264	122,272

UAL Corp. † SG SB SC	20,734	405,350	13,894	271,628	6,501	127,095

Union Pacific Corp.	17,900	1,312,070	14,400	1,055,520	6,900	505,770

United Parcel Service, Inc.
Class B	12,600	811,566	9,900	637,659	4,800	309,168

Wabtec Corp.	11,860	499,543	8,040	338,645	3,647	153,612

		14,065,481		9,175,496		4,567,385

Utilities and power		2.3%		1.9%		1.3%
AGL Energy, Ltd. (Australia)	19,825	273,149	14,713	202,716	11,051	152,261

American States Water Co.	3,581	124,261	3,000	104,100	1,714	59,476

Aqua America, Inc.	10,054	176,649	8,422	147,975	4,812	84,547

Atco, Ltd. Class I (Canada)	5,300	266,097	4,000	200,828	2,968	149,014

Babcock & Brown Wind
Partners (Australia)	158,062	185,466	133,729	156,914	76,409	89,656

BKW FMB Energie AG
(Switzerland)	1,877	139,568	1,551	115,328	887	65,955

California Water Service Group	3,247	122,120	2,720	102,299	1,554	58,446

Centrica PLC (United Kingdom)	168,304	750,822	125,637	560,480	92,640	413,277

CEZ AS (Czech Republic)	6,797	321,349	5,160	243,955	3,942	186,370

Chubu Electric Power, Inc.
(Japan)	42,200	1,055,452	21,500	537,730	8,900	222,595

Cia de Saneamento Basico do
Estado de Sao Paulo ADR
(Brazil) SG	7,088	260,838	5,938	218,518	3,393	124,862

Companhia Energetica de
Minas Gerais — CEMIG SA ADR
(Brazil) SG	56,213	935,384	—	—	—	—

Consolidated Water Co., Inc.
(Cayman Islands)	3,671	49,852	3,576	48,562	1,758	23,874

Constellation Energy Group, Inc.	47,500	1,667,725	37,300	1,309,603	18,200	639,002

DTE Energy Co.	31,400	1,400,440	24,500	1,092,700	12,000	535,200

EDF (France)	6,351	346,563	5,113	279,008	3,178	173,418

EDF Energies Nouvelles SA
(France)	2,312	110,595	1,827	87,395	1,136	54,341

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%

	Shares	Value	Shares	Value	Shares	Value

Utilities and power cont.
Edison International	23,100	$789,327	17,600	$601,392	9,000	$307,530

Endesa SA (Spain)	5,542	158,395	4,046	115,638	3,002	85,800

Enel SpA (Italy)	158,616	886,964	80,987	452,871	33,468	187,150

Energen Corp.	16,485	767,047	13,386	622,851	6,167	286,951

Energias de Portugal (EDP) SA
(Portugal)	433,804	1,724,419	221,493	880,459	92,805	368,910

Enersis SA ADR (Chile)	36,425	728,136	—	—	—	—

Entergy Corp.	3,117	253,568	2,689	218,750	1,548	125,930

Exelon Corp.	43,537	1,907,356	35,273	1,545,310	17,270	756,599

FirstEnergy Corp. SG SB	37,050	1,448,285	28,107	1,098,703	14,443	564,577

FPL Group, Inc.	35,894	1,734,757	29,416	1,421,675	15,165	732,924

Gaz de France SA (France)	18,424	711,719	14,878	574,737	9,388	362,659

Guangdong Investment, Ltd.
(China)	1,144,000	618,864	900,000	486,869	604,000	326,743

Hokkaido Electric Power Co., Inc.
(Japan)	8,400	161,276	7,300	140,156	4,200	80,638

Hokuriku Electric Power Co.
(Japan)	7,500	165,026	6,500	143,022	3,800	83,613

Huaneng Power International, Inc.
(China)	72,000	41,824	58,000	33,692	34,000	19,750

Integrys Energy Group, Inc.	26,800	1,269,784	21,300	1,009,194	10,300	488,014

International Power PLC
(United Kingdom)	110,951	537,068	92,947	449,918	53,108	257,074

Kansai Electric Power, Inc.
(Japan)	9,600	220,068	7,600	174,221	4,700	107,742

Kyushu Electric Power Co., Inc.
(Japan)	8,300	180,763	6,600	143,739	4,100	89,293

Mirant Corp. †	80,347	872,568	64,211	697,331	30,448	330,665

National Grid PLC
(United Kingdom)	347,455	3,383,283	177,405	1,727,451	72,876	709,618

NiSource, Inc.	52,000	821,600	41,000	647,800	19,900	314,420

NSTAR	27,800	984,676	22,100	782,782	10,700	378,994

Ormat Technologies, Inc.	1,893	53,269	1,643	46,234	939	26,423

Pinnacle West Capital Corp.	28,200	1,063,986	22,200	837,606	10,800	407,484

PPL Corp.	52,600	1,457,546	41,000	1,136,110	20,200	559,742

Public Power Corp. SA (Greece) †	62,197	1,092,123	31,757	557,624	13,407	235,415

Public Service Enterprise
Group, Inc.	9,777	288,617	7,991	235,894	3,592	106,036

Red Electrica Corp. SA (Spain)	35,623	1,911,889	18,189	976,205	7,679	412,132

RWE AG (Germany)	3,190	282,653	2,346	207,869	1,823	161,529

Severn Trent PLC
(United Kingdom)	12,556	227,752	10,519	190,803	6,010	109,015

Shikoku Electric Power Co., Inc.
(Japan)	5,400	153,089	4,300	121,904	2,700	76,544

SJW Corp.	4,023	102,265	3,370	85,665	1,926	48,959

Southwest Water Co.	8,006	83,583	6,707	70,021	3,832	40,006

COMMON STOCKS* cont.	Growth 56.0%		Balanced 46.5%		Conservative 32.0%

	Shares	Value	Shares	Value	Shares	Value

Utilities and power cont.
Tenaga Nasional Berhad
(Malaysia)	331,300	$815,039	—	$—	—	$—

Terna SPA (Italy)	307,529	1,330,253	157,019	679,204	64,698	279,859

Toho Gas Co., Ltd. (Japan)	120,000	654,966	61,000	332,941	26,000	141,909

Tokyo Gas Co., Ltd. (Japan)	192,000	846,575	145,000	639,341	108,000	476,199

TransAlta Corp. (Canada)	2,292	50,750	1,919	42,491	1,097	24,290

UGI Corp.	22,500	597,150	18,100	480,374	8,600	228,244

Veolia Environnement (France)	12,132	420,810	10,164	352,548	5,808	201,456

		39,985,418		26,369,506		13,533,130
Total common stocks (cost
$849,869,674, $563,589,184
and $279,437,754)		$985,061,447		$653,392,915	$327,187,775

CORPORATE BONDS
AND NOTES*	Growth 11.9%		Balanced 17.2%		Conservative 21.3%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Basic materials		1.0%		1.5%		1.7%
Airgas, Inc. sr. unsec. unsub.
notes 2.85s, 2013	$90,000	$89,846	$190,000	$189,674	$255,000	$254,563

Aleris International, Inc. company
guaranty sr. unsec. notes 9s,
2014 (In default) † ‡‡	285,000	2,494	295,000	2,581	135,000	1,181

Allegheny Technologies, Inc. sr.
unsec. unsub. notes 9 3/8s, 2019	1,000	1,164	2,000	2,327	3,000	3,491

AMH Holdings, Inc. sr. disc. unsec.
notes 11 1/4s, 2014	130,000	133,738	125,000	128,594	90,000	92,588

ArcelorMittal sr. unsec. unsub.
9.85s, 2019 (Luxembourg)	285,000	361,717	665,000	844,006	870,000	1,104,188

Associated Materials, LLC/
Associated Materials Finance, Inc.
company guaranty sr. notes
9 7/8s, 2016	225,000	243,000	225,000	243,000	155,000	167,400

BHP Billiton Finance USA, Ltd.
company guaranty sr. unsec.
unsub. notes 6 1/2s, 2019
(Canada)	210,000	240,092	460,000	525,916	565,000	645,962

Builders FirstSource, Inc. 144A
company guaranty sr. notes
FRN 13s, 2016	162,000	167,670	152,000	157,320	73,000	75,555

Clondalkin Acquisition BV 144A
company guaranty sr. notes FRN
2.257s, 2013 (Netherlands)	325,000	305,094	245,000	229,994	75,000	70,406

Compass Minerals
International, Inc. 144A sr. notes
8s, 2019	360,000	374,400	375,000	390,000	255,000	265,200

Dow Chemical Co. (The) sr.
unsec. notes 7.6s, 2014	48,000	54,796	—	—	—	—

Dow Chemical Co. (The) sr.
unsec. unsub. notes 8.55s, 2019	160,000	193,559	425,000	514,140	615,000	743,991

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Basic materials cont.
Dow Chemical Co. (The) sr.
unsec. unsub. notes 5.9s, 2015	$107,000	$115,841	$320,000	$346,440	$477,000	$516,412

E.I. du Pont de Nemours & Co.
sr. unsec. notes 5 7/8s, 2014	45,000	50,051	120,000	133,470	290,000	322,552

FMG Finance Pty Ltd. 144A sr.
sec. notes 10 5/8s, 2016
(Australia)	455,000	524,388	450,000	518,625	320,000	368,800

Freeport-McMoRan Copper &
Gold, Inc. sr. unsec. notes
8 3/8s, 2017	2,424,000	2,690,640	2,037,000	2,261,070	1,652,000	1,833,720

Georgia-Pacific, LLC sr. unsec.
unsub. notes 9 1/2s, 2011	135,000	147,825	5,000	5,475	—	—

Georgia-Pacific, LLC sr. unsec.
unsub. notes 8 1/8s, 2011	—	—	140,000	147,000	140,000	147,000

Georgia-Pacific, LLC 144A
company guaranty sr. unsec.
notes 7s, 2015	5,000	5,175	—	—	—	—

Glencore Funding LLC 144A
company guaranty sr. unsec.
unsub. notes 6s, 2014	—	—	3,150,000	3,230,798	2,860,000	2,933,359

Graphic Packaging
International, Inc. company
guaranty sr. unsec. unsub.
notes FRN 9 1/2s, 2017	85,000	90,738	100,000	106,750	65,000	69,388

Hanson PLC company
guaranty 6 1/8s, 2016
(United Kingdom)	2,405,000	2,379,533	—	—	—	—

HeidelbergCement AG
company guaranty sr. unsec.
unsub. notes 8s, 2017
(Germany)	EUR 55,000	77,473	50,000	70,430	35,000	49,301

HeidelbergCement AG
company guaranty sr. unsec.
unsub. notes 7 1/2s, 2014
(Germany)	EUR 35,000	49,593	30,000	42,508	20,000	28,339

HeidelbergCement AG
company guaranty unsec.
unsub. notes 8 1/2s, 2019
(Germany)	EUR 35,000	49,336	30,000	42,288	20,000	28,192

Hexion Finance Escrow LLC/
Hexion Escrow Corp. 144A
sr. notes 8 7/8s, 2018	$130,000	128,050	$130,000	128,050	$90,000	88,650

Hexion U.S. Finance Corp./
Hexion Nova Scotia Finance,
ULC company guaranty
9 3/4s, 2014	243,000	247,860	240,000	244,800	173,000	176,460

Huntsman International, LLC
company guaranty sr. unsec.
sub. notes Ser. REGS,
6 7/8s, 2013	EUR 195,000	267,337	180,000	246,773	120,000	164,515

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Basic materials cont.
Huntsman International, LLC
144A sr. sub. notes 8 5/8s,
2020	$145,000	$145,725	$140,000	$140,700	$105,000	$105,525

Ineos Group Holdings PLC
company guaranty sr.
notes 7 7/8s, 2016
(United Kingdom)	EUR 135,000	143,596	135,000	143,596	100,000	106,368

International Paper Co.
bonds 7.95s, 2018	$200,000	233,668	$505,000	590,012	$360,000	420,603

International Paper Co. sr.
unsec. notes 9 3/8s, 2019	—	—	—	—	315,000	392,963

Jefferson Smurfit Corp.
company guaranty 8 1/4s,
2012 (In default) †	55,000	48,950	25,000	22,250	30,000	26,700

LBI Escrow Corp. 144A sr.
notes 8s, 2017	785,000	814,438	780,000	809,250	565,000	586,188

Lubrizol Corp. (The) sr. unsec.
notes 8 7/8s, 2019	135,000	170,270	310,000	390,990	370,000	466,666

Metals USA, Inc. company
guaranty sr. unsec. notes
11 1/8s, 2015	125,000	131,250	115,000	120,750	80,000	84,000

Momentive Performance
Materials, Inc. company
guaranty sr. unsec. notes
9 3/4s, 2014	285,000	285,000	305,000	305,000	210,000	210,000

Mosaic Co. (The) 144A sr.
unsec. unsub. notes
7 5/8s, 2016	110,000	120,663	105,000	115,178	50,000	54,847

Nalco Co. 144A sr. notes
8 1/4s, 2017	310,000	329,375	320,000	340,000	220,000	233,750

NewPage Corp. company
guaranty sr. notes
11 3/8s, 2014	190,000	189,050	190,000	189,050	145,000	144,275

NewPage Holding Corp. sr.
unsec. unsub. notes FRN
7.564s, 2013 ‡‡	104,780	17,813	98,683	16,776	49,139	8,354

Novelis, Inc. company
guaranty sr. unsec. notes
11 1/2s, 2015	505,000	543,506	615,000	661,894	455,000	489,694

Novelis, Inc. company
guaranty sr. unsec. notes
7 1/4s, 2015	390,000	376,350	353,000	340,645	225,000	217,125

PE Paper Escrow GmbH
sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR 80,000	118,503	70,000	103,690	70,000	103,690

PE Paper Escrow GmbH
144A sr. notes 12s, 2014
(Austria)	$410,000	463,300	$435,000	491,550	$280,000	316,400

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Basic materials cont.
Rhodia SA sr. unsec. notes
FRN Ser. REGS, 3.434s,
2013 (France)	EUR 245,000	$317,479	200,000	$259,167	125,000	$161,979

Rio Tinto Finance USA LTD
company guaranty sr. unsec.
notes 9s, 2019 (Australia)	$63,000	80,856	$145,000	186,098	$182,000	233,584

Rio Tinto Finance USA LTD
sr. unsec. notes 5 7/8s, 2013
(Australia)	270,000	294,497	416,000	453,744	100,000	109,073

Rockwood Specialties
Group, Inc. company
guaranty sr. unsec.
sub. notes 7 5/8s, 2014	EUR 60,000	82,258	—	—	—	—

Rohm & Haas Co. sr. unsec.
unsub. notes 7.85s, 2029	$350,000	380,377	$350,000	380,377	$250,000	271,698

Smurfit Kappa Acquisition
144A company guaranty
sr. notes 7 3/4s, 2019
(Ireland)	EUR 50,000	70,581	50,000	70,581	—	—

Smurfit Kappa Funding PLC
sr. unsec. sub. notes 7 3/4s,
2015 (Ireland)	$475,000	465,500	$490,000	480,200	$390,000	382,200

Smurfit-Stone Container Corp.
sr. notes unsec. unsub. notes
8 3/8s, 2012 (In default) †	35,000	31,063	50,000	44,375	—	—

Solutia, Inc. company
guaranty sr. unsec. notes
8 3/4s, 2017	270,000	284,850	275,000	290,125	190,000	200,450

Solutia, Inc. company
guaranty sr. unsec. notes
7 7/8s, 2020	155,000	157,131	155,000	157,131	110,000	111,513

Steel Dynamics, Inc. company
guaranty sr. unsec. unsub.
notes 7 3/8s, 2012	115,000	119,600	260,000	270,400	225,000	234,000

Steel Dynamics, Inc. company
guaranty sr. unsec. unsub.
notes 6 3/4s, 2015	89,000	89,668	795,000	800,963	—	—

Steel Dynamics, Inc. sr. unsec.
unsub. notes 7 3/4s, 2016	271,000	279,130	286,000	294,580	110,000	113,300

Steel Dynamics, Inc. 144A
company guaranty sr. unsec.
notes 7 5/8s, 2020	100,000	102,500	100,000	102,500	75,000	76,875

Teck Resources, Ltd. sr.
notes 10 3/4s, 2019 (Canada)	155,000	189,875	135,000	165,375	110,000	134,750

Teck Resources, Ltd. sr.
notes 10 1/4s, 2016 (Canada)	440,000	523,600	515,000	612,850	325,000	386,750

Teck Resources, Ltd. sr.
notes 9 3/4s, 2014 (Canada)	245,000	290,325	220,000	260,700	165,000	195,525

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Basic materials cont.
Teck Resources, Ltd. sr. unsec.
notes 6 1/8s, 2035 (Canada)	$95,000	$86,688	$90,000	$82,125	$60,000	$54,750

Terra Capital, Inc. company
guaranty sr. unsec. notes
7 3/4s, 2019	120,000	144,900	105,000	126,788	75,000	90,563

Tube City IMS Corp. company
guaranty sr. unsec. sub. notes
9 3/4s, 2015	190,000	186,913	190,000	186,913	100,000	98,375

Verso Paper Holdings, LLC/
Verso Paper, Inc. company
guaranty Ser. B, 11 3/8s, 2016	65,000	56,713	65,000	56,713	45,000	39,263

Verso Paper Holdings, LLC/
Verso Paper, Inc. company
guaranty sr. sec. notes FRN
Ser. B, 3.999s, 2014	390,000	332,475	415,000	353,788	300,000	255,750

Verso Paper Holdings, LLC/
Verso Paper, Inc. 144A sr.
notes 11 1/2s, 2014	260,000	280,800	245,000	264,600	160,000	172,800

Xstrata Finance Canada, Ltd.
144A company guaranty 5.8s,
2016 (Canada)	—	—	180,000	187,803	195,000	203,453

		17,970,646		21,621,256		17,645,012
Capital goods		0.4%		0.7%		1.0%
ACCO Brands Corp. 144A
company guaranty sr. sec.
notes 10 5/8s, 2015	190,000	207,575	190,000	207,575	130,000	142,025

Alliant Techsystems, Inc.
sr. sub. notes 6 3/4s, 2016	115,000	115,575	105,000	105,525	75,000	75,375

Allied Waste North
America, Inc. company
guaranty sr. unsec. notes
6 7/8s, 2017	280,000	305,200	595,000	648,550	755,000	822,950

Altra Holdings, Inc. 144A
sr. notes 8 1/8s, 2016	350,000	355,688	350,000	355,688	240,000	243,900

Baldor Electric Co. company
guaranty 8 5/8s, 2017	205,000	215,763	205,000	215,763	145,000	152,613

BBC Holding Corp. sr. notes
8 7/8s, 2014	665,000	649,206	695,000	678,494	485,000	473,481

Berry Plastics Corp. company
guaranty sr. notes 8 1/4s, 2015	230,000	231,438	225,000	226,406	165,000	166,031

Boeing Capital Corp. sr.
unsec. unsub. notes 4.7s,
2019	310,000	311,525	770,000	773,789	1,015,000	1,019,995

Bombardier, Inc. 144A sr.
unsec. notes FRN 3.787s,
2013 (Canada)	EUR 397,000	531,536	342,000	457,897	180,000	240,999

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Capital goods cont.
Crown Americas, LLC/
Crown Americas
Capital Corp. sr. notes
7 5/8s, 2013	$28,000	$28,840	$48,000	$49,440	$24,000	$24,720

GE Capital Trust I unsec.
sub. bonds FRB 6 3/8s, 2067	—	—	975,000	910,406	1,450,000	1,353,938

General Cable Corp. company
guaranty sr. unsec. unsub.
notes FRN 2.666s, 2015	65,000	58,419	145,000	130,319	85,000	76,394

General Dynamics Corp.
company guaranty sr. unsec.
unsub. notes 5 1/4s, 2014	110,000	120,637	245,000	268,691	280,000	307,075

Hawker Beechcraft
Acquisition Co., LLC
sr. unsec. notes 8 1/2s, 2015	18,000	13,905	16,000	12,360	7,000	5,408

John Deere Capital Corp.
notes Ser. MTN, 5 1/4s, 2012	115,000	124,910	390,000	423,609	545,000	591,967

L-3 Communications Corp.
company guaranty sr. unsec.
sub. notes 6 1/8s, 2014	211,000	214,693	137,000	139,398	73,000	74,278

L-3 Communications Corp.
company guaranty sr. unsec.
sub. notes 5 7/8s, 2015	—	—	95,000	96,663	120,000	122,100

Legrand SA unsec. unsub.
debs. 8 1/2s, 2025 (France)	830,000	961,660	926,000	1,072,888	626,000	725,300

Mueller Water Products, Inc.
company guaranty sr. unsec.
notes 7 3/8s, 2017	445,000	401,613	445,000	401,613	315,000	284,288

Owens-Brockway Glass
Container, Inc. company
guaranty 6 3/4s, 2014	EUR 95,000	130,883	50,000	68,886	50,000	68,886

Pitney Bowes, Inc. sr. unsec.
unsub. notes Ser. MTN, 5 1/4s,
2037	$155,000	160,534	$340,000	352,139	$420,000	434,995

Reddy Ice Corp. 144A sr.
notes 11 1/4s, 2015	225,000	236,250	225,000	236,250	160,000	168,000

Ryerson Holding Corp. 144A
sr. disc. notes zero %, 2015	425,000	197,625	430,000	199,950	300,000	139,500

Ryerson Tull, Inc. company
guaranty sr. sec. notes
12s, 2015	496,000	520,800	505,000	530,250	190,000	199,500

TD Funding Corp. 144A
company guaranty sr. sub.
notes 7 3/4s, 2014	250,000	256,250	310,000	317,750	215,000	220,375

Thermadyne Holdings Corp.
company guaranty sr. unsec.
sub. notes 11 1/2s, 2014	240,000	240,600	235,000	235,588	170,000	170,425

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Capital goods cont.
Transdigm, Inc. company
guaranty sr. unsec. sub. notes
7 3/4s, 2014	$310,000	$316,975	$260,000	$265,850	$180,000	$184,050

Triumph Group, Inc. company
guaranty sr. unsec. sub. notes
8s, 2017	165,000	165,000	170,000	170,000	115,000	115,000

United Technologies Corp.
sr. unsec. notes 5 3/8s, 2017	—	—	736,000	793,030	1,082,000	1,165,841

		7,073,100		10,344,767		9,769,409

Communication services		1.4%		2.0%		2.4%
Adelphia Communications Corp.
escrow bonds zero %, 2010	200,000	2,500	270,000	3,375	125,000	1,563

American Tower Corp. sr.
unsec. notes 7s, 2017	130,000	145,275	266,000	297,255	802,000	896,235

AT&T Wireless Services, Inc.
sr. notes 8 3/4s, 2031	—	—	208,000	268,572	726,000	937,419

AT&T, Inc. sr. unsec. bond
6.55s, 2039	115,000	120,893	—	—	—	—

AT&T, Inc. sr. unsec. unsub.
notes 6.3s, 2038	—	—	183,000	183,785	143,000	143,614

Bellsouth Capital Funding
unsec. notes 7 7/8s, 2030	—	—	315,000	366,113	1,105,000	1,284,303

British Telecommunications
PLC notes 8 3/8s, 2010
(United Kingdom)	319,000	336,872	510,000	538,573	214,000	225,989

Cablevision Systems Corp.
sr. unsec. notes Ser. B,
8s, 2012	—	—	55,000	58,781	95,000	101,531

Cablevision Systems Corp.
144A sr. notes 8 5/8s, 2017	570,000	602,775	505,000	534,038	240,000	253,800

CCH II, LLC sr. notes
13 1/2s, 2016	429,194	516,106	388,259	466,881	276,574	332,580

CCO Holdings LLC/CCO
Holdings Capital Corp. sr.
unsec. notes 8 3/4s, 2013	250,000	256,250	304,000	311,600	253,000	259,325

Cequel Communications
Holdings I LLC/Cequel
Capital Corp.Capital Corp.
144A sr. notes 8 5/8s, 2017	295,000	303,113	315,000	323,663	215,000	220,913

Cincinnati Bell, Inc. company
guaranty sr. unsec. notes
7s, 2015	130,000	126,425	125,000	121,563	90,000	87,525

Cincinnati Bell, Inc. company
guaranty sr. unsec. sub. notes
8 3/4s,2018	115,000	116,150	115,000	116,150	85,000	85,850

Clearwire Communications, LLC/
Clearwire Finance, Inc. 144A
company guaranty sr. notes
12s, 2015	640,000	652,800	670,000	683,400	460,000	469,200

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Communication services cont.
Comcast Corp. company
guaranty sr. unsec.
unsub. notes 6.95s, 2037	$588,000	$636,109	$920,000	$995,273	$216,000	$233,673

Cox Communications, Inc.
144A notes 5 7/8s, 2016	—	—	561,000	599,091	1,069,000	1,141,583

Cricket Communications, Inc.
company guaranty
9 3/8s, 2014	280,000	284,900	245,000	249,288	530,000	539,275

Cricket Communications, Inc.
company guaranty sr. unsec.
unsub. notes 10s, 2015	535,000	556,400	716,000	744,640	—	—

CSC Holdings, Inc. sr. notes
6 3/4s, 2012	17,000	17,786	6,000	6,278	4,000	4,185

CSC Holdings, Inc. 144A sr.
unsec. notes 8 1/2s, 2014	—	—	45,000	47,925	80,000	85,200

Deutsche Telekom
International Finance BV
company guaranty 8 3/4s,
2030 (Germany)	540,000	691,583	841,000	1,077,077	198,000	253,581

Deutsche Telekom
International Finance BV
company guaranty sr. unsec.
unsub. notes 6s, 2019
(Germany)	—	—	—	—	1,000,000	1,071,522

Digicel Group, Ltd. 144A
sr. notes 10 1/2s, 2018
(Jamaica)	170,000	176,375	165,000	171,188	120,000	124,500

Digicel Group, Ltd. 144A
sr. unsec. notes 8 7/8s, 2015
(Jamaica)	505,000	496,163	500,000	491,250	360,000	353,700

Equinix, Inc. sr. notes
8 1/8s, 2018	160,000	166,974	160,000	166,974	115,000	120,013

France Telecom notes 8 1/2s,
2031 (France)	—	—	20,000	26,529	—	—

France Telecom notes 7 3/4s,
2011 (France)	319,000	338,677	497,000	527,656	117,000	124,217

Frontier Communications Corp.
144A sr. notes 8 1/2s, 2020	430,000	433,225	425,000	428,188	310,000	312,325

Frontier Communications Corp.
144A sr. notes 8 1/4s, 2017	315,000	320,513	310,000	315,425	225,000	228,938

Global Crossing, Ltd. 144A
sr. sec. notes 12s, 2015
(United Kingdom)	20,000	22,200	20,000	22,200	10,000	11,100

Inmarsat Finance PLC 144A
company guaranty sr. notes
7 3/8s, 2017
(United Kingdom)	530,000	551,200	235,000	244,400	100,000	104,000

Intelsat Bermuda, Ltd.
company guaranty sr. unsec.
notes 11 1/4s, 2017 (Bermuda) 1,595,000		1,686,713	1,595,000	1,686,713	1,210,000	1,279,575

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Communication services cont.
Intelsat Intermediate
Holding Co., Ltd. company
guaranty sr. unsec. notes
9 1/4s, 2015 (Bermuda)	$95,000	$98,088	$75,000	$77,438	$30,000	$30,975

Intelsat Jackson Holding Co.
company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)	510,000	553,350	530,000	575,050	345,000	374,325

Level 3 Financing, Inc.
company guaranty
9 1/4s, 2014	305,000	297,375	295,000	287,625	225,000	219,375

Level 3 Financing, Inc.
company guaranty
8 3/4s, 2017	150,000	137,250	150,000	137,250	70,000	64,050

Mediacom LLC/Mediacom
Capital Corp. 144A sr. notes
9 1/8s, 2019	250,000	257,813	265,000	273,281	180,000	185,625

MetroPCS Wireless, Inc.
company guaranty sr. unsec.
notes 9 1/4s, 2014	700,000	715,750	715,000	731,088	495,000	506,138

Nextel Communications, Inc.
sr. notes Ser. E, 6 7/8s, 2013	1,685,000	1,642,875	—	—	—	—

NII Capital Corp. 144A
company guaranty sr. notes
10s, 2016	520,000	569,400	520,000	569,400	375,000	410,625

Nordic Telephone Co.
Holdings ApS sec. notes
Ser. REGS, 8 1/4s,
2016 (Denmark)	EUR 655,000	955,485	870,000	1,269,118	—	—

Nordic Telephone Co.
Holdings ApS 144A sr. sec.
bond 8 7/8s, 2016
(Denmark)	$210,000	225,225	$205,000	219,863	$75,000	80,438

Nordic Telephone Co.
Holdings ApS 144A sr. sec.
notes FRN 6.399s, 2016
(Denmark)	EUR 388,940	525,341	516,607	697,781	—	—

PAETEC Holding Corp.
company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015	$140,000	141,750	$150,000	151,875	$105,000	106,313

Qwest Communications
International, Inc. company
guaranty 7 1/2s, 2014	355,000	361,213	225,000	228,938	105,000	106,838

Qwest Corp. sr. notes FRN
3.507s, 2013	1,475,000	1,487,906	—	—	—	—

Qwest Corp. sr. unsec.
unsub. notes 8 7/8s, 2012	1,060,000	1,160,700	1,120,000	1,226,400	655,000	717,225

Qwest Corp. sr. unsec.
unsub. notes 7 1/4s, 2025	85,000	85,850	115,000	116,150	55,000	55,550

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Communication services cont.
Rogers Wireless, Inc. sec.
notes 6 3/8s, 2014 (Canada)	$—	$—	$631,000	$700,263	$595,000	$660,311

SBA Telecommunications, Inc.
144A company guaranty sr.
notes 8 1/4s, 2019	20,000	21,300	20,000	21,300	15,000	15,975

SBA Telecommunications, Inc.
144A company guaranty sr.
notes 8s, 2016	435,000	457,838	470,000	494,675	320,000	336,800

Sprint Capital Corp. company
guaranty 6 7/8s, 2028	1,245,000	1,002,225	1,275,000	1,026,375	925,000	744,625

Sprint Nextel Corp. sr. notes
8 3/8s, 2017	235,000	236,175	210,000	211,050	145,000	145,725

TCI Communications, Inc.
company guaranty
7 7/8s, 2026	—	—	270,000	309,479	599,000	686,586

TCI Communications, Inc.
debs. 9.8s, 2012	—	—	—	—	600,000	680,668

Telefonica Europe BV
company guaranty 7 3/4s,
2010 (Spain)	319,000	328,642	497,000	512,022	117,000	120,536

Time Warner Cable, Inc.
company guaranty sr. unsec.
notes 7 1/2s, 2014	—	—	—	—	90,000	103,885

Time Warner Cable, Inc.
company guaranty sr. unsec.
unsub. notes 8 1/4s, 2014	340,000	399,303	770,000	904,304	880,000	1,033,491

Time Warner Cable, Inc.
company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	105,000	110,146	200,000	209,801	230,000	241,272

TW Telecom Holdings, Inc.
144A sr. notes 8s, 2018	185,000	189,163	180,000	184,050	130,000	132,925

Valor Telecommunications
Enterprises LLC/Finance Corp.
company guaranty sr. unsec.
unsub. notes 7 3/4s, 2015	20,000	20,450	20,000	20,450	10,000	10,225

Verizon Communications, Inc.
sr. unsec. notes 7.35s, 2039	—	—	18,000	20,859	492,000	570,143

Verizon Communications, Inc.
sr. unsec. unsub. notes
8 3/4s, 2018	614,000	768,696	961,000	1,203,122	419,000	524,566

Verizon Global Funding Corp.
notes 7 3/4s, 2030	5,000	5,950	210,000	249,883	65,000	77,345

Verizon New England, Inc.
sr. notes 6 1/2s, 2011	—	—	489,000	519,937	1,220,000	1,297,183

Verizon New Jersey, Inc.
debs. 8s, 2022	—	—	160,000	181,624	165,000	187,299

Verizon Pennsylvania, Inc.
debs. 8.35s, 2030	—	—	240,000	266,181	505,000	560,088

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Communication services cont.
Verizon Virginia, Inc. debs.
Ser. A, 4 5/8s, 2013	$—	$—	$—	$—	$95,000	$99,938

Verizon Wireless, Inc. sr.
unsec. unsub. notes
5.55s, 2014	280,000	305,996	615,000	672,098	780,000	852,417

West Corp. company
guaranty 9 1/2s, 2014	430,000	441,825	425,000	436,688	305,000	313,388

Wind Acquisition Finance SA
144A sr. notes 11 3/4s, 2017
(Netherlands)	740,000	817,700	575,000	635,375	395,000	436,475

Windstream Corp. company
guaranty 8 5/8s, 2016	755,000	771,988	750,000	766,875	545,000	557,263

		24,650,745		28,181,512		24,533,840

Conglomerates		—%		—%		—%
GWR Operating Partnership LLP
144A 1st mtge. bonds
10 7/8s, 2017	320,000	312,000	315,000	307,125	230,000	224,250

SPX Corp. sr. unsec. notes
7 5/8s, 2014	285,000	298,181	285,000	298,181	205,000	214,481

		610,181		605,306		438,731

Consumer cyclicals		2.7%		3.0%		3.1%
Affinion Group, Inc. company
guaranty 11 1/2s, 2015	175,000	179,375	175,000	179,375	100,000	102,500

Affinion Group, Inc. company
guaranty 10 1/8s, 2013	315,000	322,875	300,000	307,500	135,000	138,375

Affinity Group, Inc. sr. sub.
notes 9s, 2012	155,000	108,500	220,000	154,000	100,000	70,000

Allison Transmission, Inc.
144A company guaranty sr.
unsec. notes 11 1/4s, 2015 ‡‡	405,800	433,192	414,600	442,586	286,600	305,946

AMC Entertainment, Inc.
company guaranty 11s, 2016	230,000	246,963	275,000	295,281	149,000	159,989

AMC Entertainment, Inc.
sr. sub. notes 8s, 2014	115,000	115,719	115,000	115,719	54,000	54,338

American Axle &
Manufacturing, Inc. company
guaranty sr. unsec. unsub.
notes 7 7/8s, 2017	95,000	88,588	95,000	88,588	65,000	60,613

American Casino &
Entertainment Properties LLC
sr. notes 11s, 2014	270,000	253,125	275,000	257,813	190,000	178,125

American Media
Operations, Inc. 144A sr. sub.
notes 14s, 2013 ‡‡	125,382	81,655	156,397	101,854	81,530	53,096

American Media
Operations, Inc. 144A sr. unsec.
notes 9s, 2013 ‡‡	10,259	6,668	12,867	8,364	6,745	4,384

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer cyclicals cont.
Aramark Corp. company
guaranty 8 1/2s, 2015	$460,000	$470,350	$485,000	$495,913	$335,000	$342,538

Autonation, Inc. company
guaranty sr. unsec. notes
6 3/4s, 2018	90,000	88,639	90,000	88,639	65,000	64,017

Beazer Homes USA, Inc.
company guaranty sr. unsec.
notes 8 3/8s, 2012	385,000	384,038	385,000	384,038	280,000	279,300

Beazer Homes USA, Inc.
company guaranty sr. unsec.
notes 6 1/2s, 2013	150,000	143,063	150,000	143,063	110,000	104,913

Belo Corp. sr. unsec. unsub.
notes 8s, 2016	80,000	83,400	75,000	78,188	50,000	52,125

Bon-Ton Stores, Inc. (The)
company guaranty
10 1/4s, 2014	365,000	355,875	370,000	360,750	255,000	248,625

Boyd Gaming Corp.
sr. sub. notes 7 1/8s, 2016	95,000	79,325	115,000	96,025	115,000	96,025

Building Materials Corp. 144A
company guaranty sr. notes
7 1/2s, 2020	240,000	238,200	240,000	238,200	175,000	173,688

Building Materials Corp. 144A
sr. notes 7s, 2020	260,000	263,250	260,000	263,250	185,000	187,313

Burlington Coat Factory
Warehouse Corp. company
guaranty sr. unsec. notes
11 1/8s, 2014	280,000	296,100	290,000	306,675	200,000	211,500

Cengage Learning
Acquisitions, Inc. 144A sr.
notes 10 1/2s, 2015	380,000	364,800	375,000	360,000	275,000	264,000

Cenveo Corp. 144A
company guaranty sr. notes
8 7/8s, 2018	225,000	227,531	230,000	232,588	160,000	161,800

Cenveo Corp. 144A
company guaranty sr. unsec.
notes 10 1/2s, 2016	240,000	244,500	325,000	331,094	—	—

Cinemark, Inc. company
guaranty sr. unsec. notes
8 5/8s, 2019	150,000	158,063	155,000	163,331	105,000	110,644

Clear Channel
Communications, Inc.
company guaranty unsec.
unsub. notes 10 3/4s, 2016	40,000	31,300	35,000	27,388	25,000	19,563

Clear Channel
Communications, Inc.
sr. unsec. notes 7.65s, 2010	200,000	199,250	280,000	278,950	—	—

Clear Channel Worldwide
Holdings, Inc. 144A company
guaranty sr. unsec. unsub.
notes Ser. B, 9 1/4s, 2017	720,000	752,400	650,000	679,250	665,000	694,925

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer cyclicals cont.
Corrections Corporation of
America company guaranty
sr. notes 7 3/4s, 2017	$550,000	$578,875	$570,000	$599,925	$395,000	$415,738

D.R. Horton, Inc. sr. notes
7 7/8s, 2011	—	—	—	—	15,000	15,844

DaimlerChrysler NA Holding Corp.
company guaranty 6 1/2s,
2013 (Germany)	—	—	35,000	38,802	50,000	55,432

DaimlerChrysler NA Holding Corp.
company guaranty sr. unsec.
unsub. notes 5 7/8s,
2011 (Germany)	223,000	232,006	290,000	301,712	—	—

DaimlerChrysler NA Holding Corp.
company guaranty unsec.
unsub. notes Ser. MTN, 5 3/4s,
2011 (Germany)	115,000	121,215	420,000	442,698	895,000	943,369

Dana Corp. escrow sr. notes
5.85s, 2015 (In default) F †	225,000	—	245,000	—	120,000	—

DIRECTV Holdings, LLC
company guaranty sr. unsec.
notes 7 5/8s, 2016	120,000	134,400	157,000	175,840	—	—

DIRECTV Holdings, LLC
company guaranty sr. unsec.
notes 6 3/8s, 2015	199,000	206,711	129,000	133,999	200,000	207,750

DIRECTV Holdings, LLC 144A
company guaranty sr. unsec.
unsub. notes 5 7/8s, 2019	—	—	240,000	249,765	200,000	208,138

DISH DBS Corp. company
guaranty sr. unsec. notes
7 7/8s, 2019	445,000	462,800	505,000	525,200	345,000	358,800

Dollar General Corp. company
guaranty sr. unsec. notes
10 5/8s, 2015	75,000	82,313	75,000	82,313	50,000	54,875

Echostar DBS Corp. company
guaranty 6 5/8s, 2014	55,000	55,413	10,000	10,075	—	—

Echostar DBS Corp. sr. notes
6 3/8s, 2011	225,000	234,000	240,000	249,600	175,000	182,000

Expedia, Inc. company
guaranty sr. unsec. notes
7.456s, 2018	1,100,000	1,223,750	—	—	—	—

FelCor Lodging LP company
guaranty sr. notes 10s, 2014 R	400,000	412,000	400,000	412,000	305,000	314,150

Ferrellgas Partners LP/
Ferrellagas Partners Finance
Corp. sr. unsec. notes
8 5/8s, 2020	85,000	85,000	85,000	85,000	65,000	65,000

Ford Motor Credit Co., LLC
notes 7.8s, 2012	110,000	114,088	—	—	100,000	103,717

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer cyclicals cont.
Ford Motor Credit Co., LLC
sr. notes 9 7/8s, 2011	$1,330,000	$1,406,475	$1,090,000	$1,152,675	$585,000	$618,638

Ford Motor Credit Co., LLC
sr. notes 7 1/4s, 2011	100,000	103,389	305,000	315,337	295,000	304,998

Ford Motor Credit Co., LLC
sr. unsec. notes 8 1/8s, 2020	495,000	518,513	740,000	775,150	495,000	518,513

Goodman Global Group, Inc.
144A sr. disc. notes
zero %, 2014	185,000	108,225	170,000	99,450	115,000	67,275

Goodman Global, Inc.
company guaranty sr. unsec.
sub. notes 13 1/2s, 2016	205,000	229,088	185,000	206,738	130,000	145,275

Goodyear Tire & Rubber Co.
(The) company guaranty sr.
unsec. unsub. notes
8 3/4s, 2020	—	—	4,000	3,920	—	—

Goodyear Tire & Rubber Co.
(The) sr. unsec. notes
10 1/2s, 2016	200,000	216,000	235,000	253,800	195,000	210,600

Hanesbrands, Inc. company
guaranty sr. unsec. notes
FRN Ser. B, 3.831s, 2014	545,000	520,475	560,000	534,800	385,000	367,675

Harrah’s Operating Co., Inc.
sr. notes 11 1/4s, 2017	1,265,000	1,363,038	1,270,000	1,368,425	910,000	980,525

Home Depot, Inc. (The) sr.
unsec. unsub. notes 5.4s, 2016	416,000	449,529	652,000	704,550	154,000	166,412

Host Marriott LP company
guaranty Ser. Q, 6 3/4s, 2016 R	110,000	110,275	—	—	—	—

Interpublic Group of
Companies, Inc. (The) sr.
unsec. notes 10s, 2017	240,000	271,500	250,000	282,813	175,000	197,969

Isle of Capri Casinos, Inc.
company guaranty 7s, 2014	78,000	66,690	70,000	59,850	34,000	29,070

Jarden Corp. company
guaranty sr. sub. notes
Ser. 1, 7 1/2s, 2020	EUR 50,000	68,915	50,000	68,915	50,000	68,915

Jarden Corp. company
guaranty sr. unsec. sub.
notes 7 1/2s, 2017	$690,000	699,488	$720,000	729,900	$495,000	501,806

KB Home company
guaranty 6 3/8s, 2011	—	—	317,000	324,133	288,000	294,480

Lamar Media Corp. company
guaranty 7 1/4s, 2013	185,000	186,388	260,000	261,950	130,000	130,975

Lear Corp. company
guaranty sr. unsec. bond
7 7/8s, 2018	60,000	60,675	60,000	60,675	45,000	45,506

Lear Corp. company
guaranty sr. unsec. notes
8 1/8s, 2020	255,000	259,144	255,000	259,144	175,000	177,844

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer cyclicals cont.
Lender Processing Services, Inc.
company guaranty sr. unsec.
unsub. notes 8 1/8s, 2016	$787,000	$844,058	$1,053,000	$1,129,343	$60,000	$64,350

Levi Strauss & Co. sr. unsec.
notes 8 7/8s, 2016	115,000	120,175	145,000	151,525	75,000	78,375

Liberty Media Corp. debs.
8 1/4s, 2030	195,000	181,594	245,000	228,156	120,000	111,750

Liberty Media, LLC sr. notes
5.7s, 2013	325,000	325,000	295,000	295,000	250,000	250,000

Limited Brands, Inc. sr. unsec.
notes 6 1/8s, 2012	3,130,000	3,294,325	—	—	—	—

M/I Schottenstein Homes, Inc.
company guaranty sr. unsec.
notes 6 7/8s, 2012	215,000	208,550	215,000	208,550	155,000	150,350

Macy’s Retail Holdings, Inc.
company guaranty sr. unsec.
notes 6 5/8s, 2011	90,000	93,825	4,570,000	4,764,225	4,210,000	4,388,925

Marquee Holdings, Inc. sr. disc.
notes 9.505s, 2014	95,000	79,563	60,000	50,250	120,000	100,500

Masco Corp. sr. unsec. notes
5.85s, 2017	2,370,000	2,309,913	—	—	—	—

Mashantucket Western
Pequot Tribe 144A bonds
8 1/2s, 2015 (In default) †	285,000	71,250	255,000	63,750	175,000	43,750

McClatchy Co. (The) 144A
company guaranty sr. notes
11 1/2s, 2017	260,000	265,525	260,000	265,525	180,000	183,825

Meritage Homes Corp.
company guaranty
6 1/4s, 2015	237,000	227,520	246,000	236,160	112,000	107,520

Meritage Homes Corp.
sr. notes 7s, 2014	30,000	29,625	15,000	14,813	5,000	4,938

MGM Mirage, Inc. company
guaranty 8 1/2s, 2010	611,000	614,819	45,000	45,281	23,000	23,144

MGM Mirage, Inc. company
guaranty sr. unsec. notes
6 5/8s, 2015	125,000	103,438	130,000	107,575	90,000	74,475

MGM Mirage, Inc. sr. notes
6 3/4s, 2012	315,000	297,675	436,000	412,020	216,000	204,120

MGM Mirage, Inc. 144A sr.
notes 9s, 2020	60,000	61,800	60,000	61,800	45,000	46,350

MGM Mirage, Inc. 144A sr. sec.
notes 10 3/8s, 2014	30,000	33,075	30,000	33,075	20,000	22,050

Michaels Stores, Inc. company
guaranty 11 3/8s, 2016	180,000	194,400	180,000	194,400	80,000	86,400

Michaels Stores, Inc. company
guaranty 10s, 2014	290,000	305,950	290,000	305,950	260,000	274,300

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer cyclicals cont.
MTR Gaming Group, Inc.
company guaranty sr. notes
12 5/8s, 2014	$285,000	$281,438	$285,000	$281,438	$195,000	$192,563

National Money Mart Co.
144A company guaranty sr.
notes 10 3/8s, 2016 (Canada)	240,000	254,100	245,000	259,394	170,000	179,988

Navistar International Corp.
sr. notes 8 1/4s, 2021	540,000	553,500	535,000	548,375	390,000	399,750

Neiman-Marcus Group, Inc.
company guaranty sr. unsec.
notes 9s, 2015 ‡‡	799,837	815,834	807,834	823,991	581,288	592,914

News America Holdings, Inc.
company guaranty
7 3/4s, 2024	—	—	350,000	418,557	300,000	358,763

News America Holdings, Inc.
debs. 7 3/4s, 2045	210,000	244,238	690,000	802,496	819,000	952,528

Nielsen Finance LLC/Nielsen
Finance Co. company
guaranty 10s, 2014	75,000	78,563	70,000	73,325	10,000	10,475

Nielsen Finance LLC/Nielsen
Finance Co. company
guaranty sr. unsec. sub. disc.
notes stepped-coupon zero %
(12 1/2s, 8/1/11), 2016 ††	705,000	669,750	715,000	679,250	560,000	532,000

NTL Cable PLC sr. notes
9 1/8s, 2016 (United Kingdom)	—	—	100,000	106,250	—	—

Omnicom Group, Inc. sr.
notes 5.9s, 2016	—	—	140,000	151,514	150,000	162,337

Oshkosh Corp. 144A company
guaranty sr. unsec. notes
8 1/2s, 2020	95,000	98,325	95,000	98,325	65,000	67,275

Owens Corning, Inc. company
guaranty unsec. unsub. notes
9s, 2019	660,000	773,850	660,000	773,850	455,000	533,488

Pearson Dollar Finance Two
PLC 144A company guaranty
sr. notes 6 1/4s, 2018
(United Kingdom)	2,470,000	2,642,112	—	—	—	—

Penn National Gaming, Inc.
144A sr. unsec. sub. notes
8 3/4s, 2019	140,000	142,100	145,000	147,175	100,000	101,500

Pinnacle Entertainment, Inc.
company guaranty sr. unsec.
sub. notes 7 1/2s, 2015	240,000	207,600	225,000	194,625	115,000	99,475

Pinnacle Entertainment, Inc.
sr. sub. notes 8 1/4s, 2012	250,000	248,125	240,000	238,200	185,000	183,613

Pinnacle Entertainment, Inc.
144A sr. notes 8 5/8s, 2017	45,000	43,988	40,000	39,100	30,000	29,325

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer cyclicals cont.
Quebecor Media, Inc. sr.
unsec. notes 7 3/4s, 2016
(Canada)	$80,000	$81,000	$75,000	$75,938	$55,000	$55,688

QVC Inc. 144A sr. notes
7 3/8s, 2020	160,000	160,800	155,000	155,775	115,000	115,575

Realogy Corp. company
guaranty sr. notes 11s, 2014 ‡‡	47,643	41,688	42,350	37,056	31,762	27,792

Realogy Corp. company
guaranty sr. unsec. notes
10 1/2s, 2014	770,000	664,125	805,000	694,313	555,000	478,688

Sabre Holdings Corp. sr.
unsec. unsub. notes
8.35s, 2016	330,000	313,500	335,000	318,250	235,000	223,250

Scotts Miracle-Gro Co. (The)
company guaranty sr. unsec.
notes 7 1/4s, 2018	85,000	86,700	85,000	86,700	60,000	61,200

Sealy Mattress Co.
sr. sub. notes 8 1/4s, 2014	50,000	50,000	70,000	70,000	30,000	30,000

Sealy Mattress Co. 144A
company guaranty sr. sec.
notes 10 7/8s, 2016	337,000	377,440	342,000	383,040	247,000	276,640

Sirius XM Radio, Inc. 144A
sr. notes 9 3/4s, 2015	25,000	27,000	20,000	21,600	15,000	16,200

Standard Pacific Corp.
company guaranty sr. notes
10 3/4s, 2016	260,000	276,575	235,000	249,981	165,000	175,519

Standard Pacific Corp.
company guaranty sr. unsec.
unsub. notes 7s, 2015	105,000	97,125	95,000	87,875	65,000	60,125

Standard Pacific Corp.
company guaranty sr. unsec.
unsub. notes 6 1/4s, 2014	110,000	101,475	110,000	101,475	75,000	69,188

Station Casinos, Inc. sr. notes
6s, 2012 (In default) †	305,000	20,588	405,000	27,338	190,000	12,825

Target Corp. bonds
6 1/2s, 2037	—	—	300,000	326,472	1,000,000	1,088,241

THL Buildco, Inc. (Nortek
Holdings, Inc.) sr. notes
11s, 2013	328,768	352,604	349,013	374,316	225,311	241,646

Time Warner
Entertainment Co., LP
debs. 8 3/8s, 2023	—	—	—	—	25,000	30,511

Time Warner, Inc. company
guaranty sr. unsec. unsub.
notes 4 7/8s, 2020	350,000	341,100	90,000	87,711	65,000	63,347

Time Warner, Inc. debs.
9.15s, 2023	—	—	25,000	32,463	105,000	136,345

Time Warner, Inc. debs.
9 1/8s, 2013	95,000	110,987	743,000	868,034	1,040,000	1,215,013

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer cyclicals cont.
Toyota Motor Credit Corp.
sr. unsec. FRN Ser. MTN,
0.301s, 2010	$1,200,000	$1,199,404	$—	$—	$—	$—

Toys R Us Property Co., LLC
144A company guaranty sr.
unsec. notes 10 3/4s, 2017	720,000	802,800	750,000	836,250	515,000	574,225

Travelport LLC company
guaranty 11 7/8s, 2016	60,000	65,775	60,000	65,775	45,000	49,331

Travelport LLC company
guaranty 9 7/8s, 2014	95,000	99,275	90,000	94,050	110,000	114,950

Trump Entertainment
Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) †	382,000	4,775	421,000	5,263	270,000	3,375

TRW Automotive, Inc.
company guaranty sr. unsec.
unsub. notes Ser. REGS,
6 3/8s, 2014	EUR 165,000	211,722	140,000	179,643	105,000	134,732

Umbrella Acquisition, Inc.
144A company guaranty
sr. unsec. unsub. notes
9 3/4s, 2015 ‡‡	$756,391	652,387	$766,088	660,751	$551,443	475,620

United Auto Group, Inc.
company guaranty
7 3/4s, 2016	400,000	385,000	405,000	389,813	285,000	274,313

Universal City Development
Partners, Ltd. 144A sr. notes
8 7/8s, 2015	550,000	554,125	565,000	569,238	390,000	392,925

Vertis, Inc. company
guaranty sr. notes
13 1/2s, 2014 ‡‡	196,784	82,649	199,373	83,737	93,363	39,212

Viacom, Inc. company
guaranty 5 5/8s, 2012	1,465,000	1,571,684	—	—	—	—

Viacom, Inc. company
guaranty sr. unsec. notes
6 5/8s, 2011	1,705,000	1,790,528	—	—	—	—

Viacom, Inc. unsec. sr.
company guaranty
7 7/8s, 2030	160,000	176,327	355,000	391,225	445,000	490,409

Virgin Media Finance PLC
company guaranty sr. notes
Ser. 1, 9 1/2s, 2016
(United Kingdom)	295,000	322,288	180,000	196,650	180,000	196,650

Virgin Media Finance PLC
144A company guaranty sr.
notes 7s, 2018
(United Kingdom)	GBP 210,000	325,134	230,000	356,099	165,000	255,463

Visant Corp. company
guaranty sr. unsec. sub.
notes 7 5/8s, 2012	$160,000	160,400	$220,000	220,550	$115,000	115,288

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer cyclicals cont.
Wal-Mart Stores, Inc. sr.
unsec. unsub. notes
6 1/2s, 2037	$540,000	$598,649	$844,000	$935,666	$198,000	$219,505

Wynn Las Vegas, LLC/
Wynn Las Vegas Capital Corp.
1st mtge. Ser. EXCH,
6 5/8s, 2014	210,000	209,475	220,000	219,450	150,000	149,625

XM Satellite Radio, Inc. 144A
company guaranty sr. unsec.
notes 13s, 2013	670,000	754,588	680,000	765,850	490,000	551,863

Yankee Acquisition Corp.
company guaranty sr. notes
Ser. B, 8 1/2s, 2015	480,000	494,400	495,000	509,850	340,000	350,200

Yonkers Racing Corp. 144A
sr. notes 11 3/8s, 2016	10,000	10,800	10,000	10,800	5,000	5,400

Young Broadcasting, Inc.
company guaranty sr. unsec.
sub. notes 10s, 2011
(In default) †	180,000	1,260	170,000	1,190	79,000	553

		47,088,877		41,941,026		31,272,179

Consumer staples		0.8%		1.4%		1.6%
Altria Group, Inc. company
guaranty sr. unsec. notes
9 1/4s, 2019	—	—	40,000	48,605	200,000	243,026

Altria Group, Inc. company
guaranty sr. unsec.
unsub. notes 8 1/2s, 2013	209,000	244,140	482,000	563,040	544,000	635,464

Anheuser-Busch InBev
Worldwide, Inc. company
guaranty unsec. unsub. notes
5 3/8s, 2020 (Belgium)	315,000	324,948	325,000	335,264	450,000	464,211

Anheuser-Busch InBev
Worldwide, Inc. 144A
company guaranty sr. unsec.
unsub. notes 7 3/4s, 2019	—	—	345,000	410,337	430,000	511,434

Avis Budget Car Rental, LLC
company guaranty sr. unsec.
unsub. notes 7 3/4s, 2016	120,000	117,600	145,000	142,100	75,000	73,500

Avis Budget Car Rental, LLC
company guaranty sr. unsec.
unsub. notes 7 5/8s, 2014	615,000	608,850	580,000	574,200	445,000	440,550

Avis Budget Car Rental, LLC
144A company guaranty sr.
notes 9 5/8s, 2018	70,000	73,150	70,000	73,150	50,000	52,250

Campbell Soup Co. debs.
8 7/8s, 2021	—	—	300,000	392,482	255,000	333,610

Central Garden & Pet Co.
sr. sub. notes 8 1/4s, 2018	320,000	324,400	320,000	324,400	230,000	233,163

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer staples cont.
Chiquita Brands
International, Inc. sr. notes
7 1/2s, 2014	$375,000	$387,188	$370,000	$382,025	$275,000	$283,938

Chiquita Brands
International, Inc. sr. unsec.
unsub. notes 8 7/8s, 2015	25,000	25,938	30,000	31,125	15,000	15,563

Claire’s Stores, Inc. 144A
company guaranty sr. unsec.
notes 9 5/8s, 2015
(In default) † ‡‡	220,742	187,631	197,562	167,928	92,722	78,814

ConAgra Foods, Inc. unsec.
notes 7 7/8s, 2010	—	—	105,000	108,265	91,000	93,829

Constellation Brands, Inc.
company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	350,000	359,625	350,000	359,625	250,000	256,875

CVS Caremark Corp. notes
6.6s, 2019	80,000	89,103	—	—	—	—

CVS Caremark Corp. sr.
unsec. FRN 6.302s, 2037	—	—	290,000	274,050	1,018,000	962,010

CVS Caremark Corp. 144A
company guaranty notes
7.507s, 2032	—	—	454,049	504,911	14,969	16,645

CVS Caremark Corp. 144A
pass-through certificates
6.117s, 2013	1,289,963	1,387,429	—	—	—	—

Delhaize Group company
guaranty sr. unsec. bond
5 7/8s, 2014 (Belgium)	135,000	147,522	310,000	338,755	370,000	404,320

Diageo Capital PLC
company guaranty 5 3/4s,
2017 (United Kingdom)	230,000	249,203	435,000	471,318	390,000	422,561

Diageo Capital PLC
company guaranty 5.2s,
2013 (United Kingdom)	—	—	190,000	205,591	165,000	178,540

Diageo PLC company
guaranty 8s, 2022 (Canada)	—	—	165,000	202,169	135,000	165,411

Dole Food Co. 144A sr. sec.
notes 8s, 2016	315,000	322,875	350,000	358,750	220,000	225,500

Dole Food Co., Inc. sr. notes
13 7/8s, 2014	107,000	128,801	88,000	105,930	81,000	97,504

Elizabeth Arden, Inc.
company guaranty
7 3/4s, 2014	210,000	210,525	275,000	275,688	130,000	130,325

General Mills, Inc. sr. unsec.
notes 5.65s, 2019	75,000	80,304	170,000	182,022	200,000	214,144

Great Atlantic & Pacific
Tea Co. 144A sr. notes
11 3/8s, 2015	90,000	88,650	90,000	88,650	65,000	64,025

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer staples cont.
H.J. Heinz Co. sr. unsec. notes
5.35s, 2013	$216,000	$233,948	$492,000	$532,881	$—	$—

Hertz Corp. company
guaranty 8 7/8s, 2014	755,000	775,763	795,000	816,863	480,000	493,200

JBS USA LLC/JBS USA
Finance, Inc. 144A sr. notes
11 5/8s, 2014	310,000	353,400	325,000	370,500	225,000	256,500

Kraft Foods, Inc. sr. unsec.
unsub. notes 6 1/2s, 2040	410,000	422,336	875,000	901,327	1,145,000	1,179,451

Kroger Co. company
guaranty 6 3/4s, 2012	—	—	—	—	150,000	163,889

Kroger Co. company
guaranty 6.4s, 2017	234,000	260,154	748,000	831,602	100,000	111,177

Kroger Co. sr. notes
6.15s, 2020	—	—	40,000	43,405	—	—

Libbey Glass, Inc. 144A
sr. notes 10s, 2015	125,000	131,563	130,000	136,825	85,000	89,463

McDonald’s Corp. sr. unsec.
bond 6.3s, 2037	56,000	60,517	302,000	326,358	300,000	324,196

McDonald’s Corp. sr. unsec.
notes 5.7s, 2039	174,000	173,252	393,000	391,310	515,000	512,785

PepsiCo, Inc. sr. unsec. notes
7.9s, 2018	220,000	272,482	346,000	428,539	82,000	101,561

Pinnacle Foods Finance LLC
sr. notes 9 1/4s, 2015	460,000	471,500	475,000	486,875	325,000	333,125

Prestige Brands, Inc. 144A
company guaranty sr. unsec.
notes 8 1/4s, 2018	185,000	189,625	185,000	189,625	135,000	138,375

Revlon Consumer Products
144A company guaranty
sr. notes 9 3/4s, 2015	520,000	536,900	545,000	562,713	375,000	387,188

Reynolds American, Inc.
company guaranty
7 1/4s, 2013	260,000	289,108	285,000	316,907	140,000	155,674

Rite Aid Corp. company
guaranty sr. notes
7 1/2s, 2017	245,000	227,238	225,000	208,688	105,000	97,388

Rite Aid Corp. company
guaranty sr. unsec.
unsub. notes 9 1/2s, 2017	624,000	524,160	652,000	547,680	532,000	446,880

RSC Equipment Rental, Inc.
144A sr. sec. notes 10s, 2017	145,000	153,700	130,000	137,800	90,000	95,400

Smithfield Foods, Inc. 144A
sr. sec. notes 10s, 2014	490,000	546,350	510,000	568,650	350,000	390,250

Spectrum Brands, Inc. sr.
unsec. sub. bonds 12s, 2019 ‡‡	76,427	81,013	84,347	89,408	42,714	45,277

Supervalu, Inc. sr. unsec.
notes 7 1/2s, 2014	215,000	218,225	210,000	213,150	95,000	96,425

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer staples cont.
Tesco PLC 144A sr. unsec.
unsub. notes 6.15s, 2037
(United Kingdom)	$—	$—	$—	$—	$450,000	$474,275

TreeHouse Foods, Inc. sr.
unsec. notes 7 3/4s, 2018	50,000	51,875	50,000	51,875	35,000	36,313

Tyson Foods, Inc. sr. unsec.
unsub. notes 10 1/2s, 2014	885,000	1,050,938	285,000	338,438	195,000	231,563

Universal Corp. notes Ser.
MTNC, 5.2s, 2013	—	—	3,160,000	3,184,537	2,840,000	2,862,053

Wendy’s/Arby’s Restaurants
LLC company guaranty sr.
unsec. unsub. notes 10s, 2016	510,000	548,250	525,000	564,375	365,000	392,375

WPP Finance UK company
guaranty sr. unsec. notes 8s,
2014 (United Kingdom)	110,000	126,389	235,000	270,012	295,000	338,951

		13,056,568		19,430,723		16,350,946

Energy		1.0%		1.4%		1.5%
Anadarko Petroleum Corp.
sr. unsec. notes 6.95s, 2019	215,000	242,440	455,000	513,072	555,000	625,835

Anadarko Petroleum Corp.
sr. unsec. notes 6.2s, 2040	—	—	—	—	45,000	44,180

Arch Western Finance, LLC
company guaranty sr. notes
6 3/4s, 2013	850,000	853,188	880,000	883,300	610,000	612,288

BP Capital Markets PLC
company guaranty sr. unsec.
notes 3 7/8s, 2015
(United Kingdom)	140,000	145,401	305,000	316,766	385,000	399,852

Chaparral Energy, Inc.
company guaranty sr. unsec.
notes 8 7/8s, 2017	440,000	402,600	455,000	416,325	310,000	283,650

Chesapeake Energy Corp.
company guaranty 6 1/2s, 2017	95,000	91,913	—	—	—	—

Chesapeake Energy Corp.
sr. notes 7 1/2s, 2013	915,000	926,438	800,000	810,000	475,000	480,938

Chesapeake Energy Corp. sr.
unsec. notes 7 5/8s, 2013	—	—	225,000	234,563	230,000	239,775

Complete Production
Services, Inc. company
guaranty 8s, 2016	380,000	376,200	395,000	391,050	270,000	267,300

Compton Petroleum Corp.
company guaranty 7 5/8s,
2013 (Canada)	560,000	473,900	565,000	478,131	390,000	330,038

Comstock Resources, Inc.
sr. notes 6 7/8s, 2012	125,000	124,688	175,000	174,563	80,000	79,800

Connacher Oil and Gas, Ltd.
144A sec. notes 10 1/4s, 2015
(Canada)	365,000	371,388	355,000	361,213	255,000	259,463

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Energy cont.
CONSOL Energy, Inc. 144A
company guaranty sr. unsec.
notes 8 1/4s, 2020	$530,000	$544,575	$525,000	$539,438	$380,000	$390,450

CONSOL Energy, Inc. 144A
company guaranty sr. unsec.
notes 8s, 2017	310,000	318,525	310,000	318,525	225,000	231,188

Crosstex Energy/Crosstex
Energy Finance Corp. 144A
sr. notes 8 7/8s, 2018	325,000	335,156	320,000	330,000	230,000	237,188

Denbury Resources, Inc.
company guaranty sr. unsec.
sub. notes 8 1/4s, 2020	225,000	239,344	225,000	239,344	160,000	170,200

Denbury Resources, Inc.
sr. sub. notes 7 1/2s, 2015	290,000	295,800	295,000	300,900	205,000	209,100

Expro Finance Luxemburg
144A sr. notes 8 1/2s, 2016
(Luxembourg)	545,000	550,450	300,000	303,000	205,000	207,050

Ferrellgas LP/Finance
sr. notes 6 3/4s, 2014	665,000	658,350	660,000	653,400	475,000	470,250

Forest Oil Corp. sr. notes
8s, 2011	305,000	321,775	340,000	358,700	250,000	263,750

Gaz Capital SA 144A company
guaranty sr. unsec. bond
8.146s, 2018 (Russia)	158,000	179,531	324,000	368,151	288,000	327,246

Gaz Capital SA 144A sr. unsec.
6.51s, 2022 (Russia)	230,000	228,574	507,000	503,857	438,000	435,284

Helix Energy Solutions
Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	645,000	664,350	645,000	664,350	470,000	484,100

Hercules Offshore, Inc. 144A
sr. notes 10 1/2s, 2017	135,000	134,663	150,000	149,625	105,000	104,738

Hilcorp Energy I LP/Hilcorp
Finance Co. 144A sr. unsec.
notes 7 3/4s, 2015	225,000	222,188	230,000	227,125	160,000	158,000

Hornbeck Offshore
Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	85,000	81,600	75,000	72,000	35,000	33,600

Inergy LP/Inergy Finance Corp.
company guaranty sr. unsec.
notes 8 3/4s, 2015	140,000	146,475	125,000	130,781	85,000	88,931

Inergy LP/Inergy Finance Corp.
sr. unsec. notes 6 7/8s, 2014	525,000	525,000	570,000	570,000	395,000	395,000

International Coal Group, Inc.
sr. notes 9 1/8s, 2018	60,000	61,350	60,000	61,350	45,000	46,013

Kerr-McGee Corp. sec. notes
6.95s, 2024	265,000	294,774	200,000	222,471	255,000	283,651

Key Energy Services, Inc.
company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	400,000	404,500	420,000	424,725	290,000	293,263

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Energy cont.
Massey Energy Co. company
guaranty sr. unsec. notes
6 7/8s, 2013	$615,000	$623,456	$615,000	$623,456	$445,000	$451,119

Motiva Enterprises, LLC 144A
sr. notes 5.2s, 2012	—	—	80,000	84,227	70,000	73,699

Newfield Exploration Co.
sr. sub. notes 6 5/8s, 2016	5,000	5,088	145,000	147,538	165,000	167,888

Newfield Exploration Co. sr.
unsec. sub. notes 6 5/8s, 2014	375,000	385,313	335,000	344,213	175,000	179,813

Nexen, Inc. sr. unsec. unsub.
notes 7 1/2s, 2039 (Canada)	110,000	125,007	245,000	278,425	310,000	352,293

OPTI Canada, Inc. company
guaranty sr. sec. notes 8 1/4s,
2014 (Canada)	220,000	206,800	215,000	202,100	100,000	94,000

OPTI Canada, Inc. company
guaranty sr. sec. notes 7 7/8s,
2014 (Canada)	605,000	565,675	625,000	584,375	485,000	453,475

Oslo Seismic Services, Inc.
1st mtge. 8.28s, 2011	22,511	22,600	32,744	32,872	23,534	23,627

Peabody Energy Corp.
company guaranty
7 3/8s, 2016	390,000	412,425	220,000	232,650	110,000	116,325

Peabody Energy Corp.
company guaranty Ser. B,
6 7/8s, 2013	235,000	237,644	180,000	182,025	130,000	131,463

Peabody Energy Corp.
sr. notes 5 7/8s, 2016	—	—	270,000	270,000	225,000	225,000

PetroHawk Energy Corp.
company guaranty
9 1/8s, 2013	705,000	735,844	720,000	751,500	495,000	516,656

Petroleum Development Corp.
company guaranty sr. unsec.
notes 12s, 2018	320,000	339,200	335,000	355,100	230,000	243,800

Plains Exploration &
Production Co. company
guaranty 7 3/4s, 2015	70,000	70,963	50,000	50,688	40,000	40,550

Plains Exploration &
Production Co. company
guaranty 7s, 2017	555,000	546,675	595,000	586,075	405,000	398,925

Pride International, Inc. sr.
unsec. notes 7 3/8s, 2014	195,000	200,850	275,000	283,250	130,000	133,900

Quicksilver Resources, Inc.
company guaranty
7 1/8s, 2016	30,000	28,500	40,000	38,000	20,000	19,000

Quicksilver Resources, Inc.
sr. notes 11 3/4s, 2016	370,000	423,650	375,000	429,375	265,000	303,425

Range Resources Corp.
company guaranty sr.
unsec. sub. notes
7 1/2s, 2017	135,000	139,050	145,000	149,350	100,000	103,000

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Energy cont.
Sabine Pass LNG LP sec.
notes 7 1/2s, 2016	$995,000	$878,088	$810,000	$714,825	$560,000	$494,200

SandRidge Energy, Inc. 144A
company guaranty sr. unsec.
unsub. notes 8s, 2018	625,000	593,750	765,000	726,750	465,000	441,750

Stallion Oilfield Holdings Ltd.
144A sr. notes 10 1/2s, 2015	325,000	319,313	325,000	319,313	230,000	225,975

Stallion Oilfield Services/
Stallion Oilfield Finance Corp.
144A sr. unsec. notes 9 3/4s,
2015 (In default) †	180,000	115,200	160,000	102,400	125,000	80,000

Trico Shipping AS 144A
sr. notes 11 7/8s, 2014
(Norway)	190,000	181,450	190,000	181,450	130,000	124,150

Weatherford International, Inc.
company guaranty sr. unsec.
unsub. bonds 6.8s, 2037	—	—	110,000	112,890	90,000	92,364

Weatherford International, Inc.
company guaranty sr. unsec.
unsub. bonds 6.35s, 2017	—	—	130,000	139,617	100,000	107,397

Weatherford International, Ltd.
company guaranty sr. unsec.
notes 9 7/8s, 2039
(Switzerland)	100,000	132,788	230,000	305,413	270,000	358,528

Weatherford International, Ltd.
sr. notes 5 1/2s, 2016
(Switzerland)	—	—	95,000	101,229	105,000	111,885

Whiting Petroleum Corp.
company guaranty 7s, 2014	370,000	378,788	385,000	394,144	265,000	271,294

Williams Cos., Inc. (The) notes
7 3/4s, 2031	26,000	29,167	22,000	24,680	15,000	16,827

Williams Cos., Inc. (The) sr.
unsec. notes 7 7/8s, 2021	70,000	82,419	63,000	74,177	48,000	56,516

Williams Cos., Inc. (The) 144A
notes 6 3/8s, 2010	50,000	50,924	60,000	61,109	30,000	30,554

XTO Energy, Inc. sr. unsec.
notes 5 1/2s, 2018	158,000	170,564	357,000	385,388	—	—

		18,216,327		20,285,329		14,891,519

Financials		2.2%		3.5%		5.3%
Aflac, Inc. sr. unsec. notes
6.9s, 2039	50,000	51,528	105,000	108,209	135,000	139,126

AGFC Capital Trust I 144A
company guaranty 6s, 2067	—	—	180,000	120,600	185,000	123,950

Allstate Life Global Funding
Trusts notes Ser. MTN,
5 3/8s, 2013	—	—	249,000	271,248	873,000	951,001

American Express Co. sr.
unsec. notes 8 1/8s, 2019	450,000	545,040	940,000	1,138,527	1,260,000	1,526,111

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financials cont.
American General Finance
Corp. sr. unsec. notes
Ser. MTNI, 4 7/8s, 2012	$1,120,000	$1,055,072	$1,155,000	$1,088,044	$795,000	$748,913

American International
Group, Inc. sr. unsec.
Ser. MTN, 5.85s, 2018	647,000	600,093	1,286,000	1,192,765	1,244,000	1,153,810

Bank of America NA
sub. notes Ser. BKNT,
5.3s, 2017	—	—	250,000	247,475	750,000	742,426

Bank of New York
Mellon Corp. (The) sr. unsec.
notes 4.3s, 2014	270,000	284,227	610,000	642,143	760,000	800,047

BankAmerica Capital III
bank guaranty jr. unsec.
FRN 0.821s, 2027	580,000	398,871	327,000	224,881	1,146,000	788,115

Barclays Bank PLC 144A
sub. notes 10.179s, 2021	508,000	653,746	285,000	366,767	275,000	353,898

Bear Stearns Cos., Inc. (The)
notes 5.7s, 2014	85,000	92,566	155,000	168,796	5,000	5,445

Bear Stearns Cos., Inc. (The)
sr. unsec. notes 7 1/4s, 2018	—	—	240,000	277,366	706,000	815,917

Block Financial Corp. notes
5 1/8s, 2014	2,260,000	2,346,224	—	—	—	—

Bosphorus Financial
Services, Ltd. 144A sr. notes
FRN 2.05s, 2012	100,000	97,647	264,500	258,277	301,000	293,918

Capital One Capital III
company guaranty
7.686s, 2036	—	—	231,000	220,894	811,000	775,519

Capital One Capital V
company guaranty jr. unsec.
sub. notes 10 1/4s, 2039	270,000	319,865	345,000	408,716	—	—

CB Richard Ellis Services, Inc.
company guaranty sr. unsec.
sub. notes 11 5/8s, 2017	240,000	268,800	260,000	291,200	180,000	201,600

CIT Group, Inc. sr. bond
7s, 2017	195,000	179,888	195,000	179,888	140,000	129,150

CIT Group, Inc. sr. bond
7s, 2013	1,075,000	1,045,438	1,070,000	1,040,575	770,000	748,825

Citigroup, Inc. sr. unsec.
unsub. notes 6 1/8s, 2017	835,000	858,939	765,000	786,933	1,395,000	1,434,995

Citigroup, Inc. sr. unsec.
unsub. notes FRN 0.4s, 2010	—	—	135,000	134,951	220,000	219,920

Citigroup, Inc. sub. notes
5s, 2014	35,000	34,951	914,000	912,712	1,527,000	1,524,848

Citigroup, Inc. unsec.
sub. notes 6 5/8s, 2032	1,137,000	1,062,501	1,877,000	1,754,015	1,181,000	1,103,619

CNA Financial Corp. unsec.
notes 6 1/2s, 2016	1,415,000	1,449,796	—	—	—	—

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financials cont.
CNA Financial Corp. unsec.
notes 6s, 2011	$885,000	$923,359	$—	$—	$—	$—

Credit Suisse First Boston
USA, Inc. company guaranty
sr. unsec. unsub. notes
6 1/8s, 2011	490,000	526,407	764,000	820,766	180,000	193,374

Credit Suisse Guernsey, Ltd.
jr. sub. FRN 5.86s, 2049
(United Kingdom)	—	—	256,000	240,000	896,000	840,000

Deutsche Bank AG London
sr. unsec. notes 2 3/8s, 2013
(United Kingdom)	5,000	5,015	—	—	—	—

Deutsche Bank AG/London
sr. unsec. notes 3 7/8s, 2014
(United Kingdom)	375,000	383,139	820,000	837,796	555,000	567,045

Deutsche Bank Capital
Funding Trust VII 144A FRB
5.628s, 2049	—	—	235,000	196,225	1,000,000	835,000

Duke Realty LP sr. unsec.
notes 6 1/2s, 2018 R	—	—	411,000	410,980	989,000	988,953

E*Trade Financial Corp. sr.
unsec. notes 7 3/8s, 2013	125,000	120,000	10,000	9,600	20,000	19,200

E*Trade Financial Corp. sr.
unsec. unsub. notes
12 1/2s, 2017 ‡‡	295,000	352,525	395,000	472,025	265,000	316,675

Fleet Capital Trust V bank
guaranty FRN 1.261s, 2028	790,000	491,144	217,000	134,909	759,000	471,871

Fund American Cos., Inc.
notes 5 7/8s, 2013	—	—	498,000	514,053	969,000	1,000,236

GATX Financial Corp. notes
5.8s, 2016	—	—	120,000	118,607	130,000	128,491

General Electric Capital Corp.
sr. unsec. FRN Ser. MTN,
0.45s, 2016	260,000	235,909	600,000	544,406	—	—

General Electric Capital Corp.
sr. unsec. FRN Ser. MTN,
0.379s, 2012	80,000	78,413	60,000	58,809	255,000	249,940

General Electric Capital Corp.
sr. unsec. notes 5 1/2s, 2020	15,000	15,276	—	—	—	—

General Electric Capital Corp.
sr. unsec. notes Ser. MTN,
6 7/8s, 2039	1,141,000	1,224,902	2,446,000	2,625,864	3,149,000	3,380,558

GMAC, Inc. 144A company
guaranty sr. unsec. notes
8s, 2020	145,000	148,625	140,000	143,500	105,000	107,625

GMAC, LLC company guaranty
sr. unsec. notes 7s, 2012	44,000	44,770	193,000	196,378	224,000	227,920

GMAC, LLC company guaranty
sr. unsec. notes 6 7/8s, 2012	—	—	2,000	2,028	—	—

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financials cont.
GMAC, LLC company
guaranty sr. unsec. notes
6 5/8s, 2012	$543,000	$548,430	$481,000	$485,810	$344,000	$347,440

GMAC, LLC company
guaranty sr. unsec. notes
Ser. 8, 6 3/4s, 2014	611,000	607,945	565,000	562,175	440,000	437,800

GMAC, LLC company
guaranty sr. unsec. unsub.
notes 6 7/8s, 2011	300,000	304,875	383,000	389,224	186,000	189,023

GMAC, LLC company
guaranty sr. unsec. unsub.
notes FRN 2.452s, 2014	226,000	198,999	107,000	94,216	29,000	25,535

GMAC, LLC sr. unsec. unsub.
notes 7 1/4s, 2011	630,000	640,512	640,000	650,679	445,000	452,425

GMAC, LLC sr. unsec. unsub.
notes 6 7/8s, 2011	45,000	45,626	30,000	30,417	25,000	25,348

GMAC, LLC sr. unsec. unsub.
notes 6 3/4s, 2014	764,000	759,189	730,000	725,403	552,000	548,524

GMAC, LLC 144A company
guaranty sr. unsec. notes
8.3s, 2015	160,000	168,000	160,000	168,000	115,000	120,750

Goldman Sachs Group, Inc. (The)
sr. notes 7 1/2s, 2019	335,000	381,822	970,000	1,105,575	1,540,000	1,755,242

Goldman Sachs Group, Inc. (The)
sr. notes 5.45s, 2012	—	—	129,000	139,447	451,000	487,525

Goldman Sachs Group, Inc. (The)
sr. unsec. unsub. notes
5 3/8s, 2020	—	—	60,000	59,449	995,000	985,861

Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	736,000	729,966	1,148,000	1,138,589	270,000	267,787

Health Care Property
Investors, Inc. sr. unsec.
notes 6s, 2017	—	—	214,000	213,158	748,000	745,056

Highwood Properties, Inc. sr.
unsec. bonds 5.85s, 2017 R	—	—	340,000	324,981	290,000	277,190

HSBC Finance Capital Trust
IX FRN 5.911s, 2035	—	—	700,000	619,500	1,400,000	1,239,000

HSBC Finance Corp. notes
5s, 2015	760,000	791,453	1,185,000	1,234,042	280,000	291,588

HSBC Holdings PLC sub.
notes 6 1/2s, 2037
(United Kingdom)	—	—	300,000	310,975	1,000,000	1,036,582

HUB International
Holdings, Inc. 144A sr. sub.
notes 10 1/4s, 2015	70,000	67,025	70,000	67,025	115,000	110,113

HUB International
Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	40,000	38,800	35,000	33,950	23,000	22,310

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financials cont.
Icahn Enterprises LP/Ichan
Enterprises Finance Corp.
144A sr. notes 8s, 2018	$575,000	$554,156	$585,000	$563,794	$405,000	$390,319

International Lease
Finance Corp. sr. unsec.
Ser. MTN, 5 5/8s, 2013	625,000	587,500	—	—	—	—

JPMorgan Chase & Co.
sr. notes 6s, 2018	1,044,000	1,133,473	1,537,000	1,668,724	336,000	364,796

JPMorgan Chase Bank NA
sub. notes Ser. BKNT,
6s, 2017	—	—	330,000	351,833	280,000	298,525

JPMorgan Chase Capital XVIII
bonds Ser. R, 6.95s, 2036	—	—	674,000	660,598	1,460,000	1,430,969

Lehman Brothers E-Capital
Trust I FRN 3.589s, 2065
(In default) †	1,375,000	3,438	1,845,000	4,613	—	—

Leucadia National Corp. sr.
unsec. notes 8 1/8s, 2015	115,000	119,169	95,000	98,444	45,000	46,631

Leucadia National Corp. sr.
unsec. notes 7 1/8s, 2017	295,000	292,050	335,000	331,650	255,000	252,450

Liberty Mutual Group 144A
company guaranty jr. sub.
notes FRB 10 3/4s, 2058	1,145,000	1,288,508	—	—	—	—

Liberty Mutual Insurance
144A notes 7.697s, 2097	—	—	690,000	592,095	1,410,000	1,209,932

Marsh & McLennan Cos., Inc.
sr. unsec. notes 6 1/4s, 2012	35,000	36,871	720,000	758,497	815,000	858,576

Marsh & McLennan Cos., Inc.
sr. unsec. notes 5 3/8s, 2014	—	—	380,000	393,071	345,000	356,867

Merrill Lynch & Co., Inc. jr. sub.
bonds 7 3/4s, 2038	—	—	300,000	332,541	1,200,000	1,330,165

Merrill Lynch & Co., Inc. sr.
unsec. notes 6.4s, 2017	60,000	63,236	215,000	226,594	380,000	400,492

Merrill Lynch & Co., Inc. sr.
unsec. notes Ser. MTN,
6 7/8s, 2018	1,226,000	1,321,222	1,640,000	1,767,377	236,000	254,330

MetLife Capital Trust IV 144A
jr. sub. debs. 7 7/8s, 2067	—	—	300,000	306,000	1,200,000	1,224,000

MetLife, Inc. sr. unsec.
6 3/4s, 2016	155,000	173,701	130,000	145,685	—	—

Morgan Stanley sr. unsec.
unsub. notes 6 3/4s, 2011	687,000	725,230	1,068,000	1,127,432	252,000	266,023

Nationwide Financial
Services, Inc. notes
5 5/8s, 2015	—	—	125,000	127,237	425,000	432,607

Nationwide Health Properties, Inc.
notes 6 1/2s, 2011 R	—	—	145,000	149,884	150,000	155,052

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value
Financials cont.
Nationwide Mutual
Insurance Co. 144A notes
8 1/4s, 2031	$—	$—	$210,000	$212,725	$—	$—

Nuveen Investments, Inc.
company guaranty sr. unsec.
unsub. notes 10 1/2s, 2015	290,000	281,300	310,000	300,700	205,000	198,850

OneAmerica Financial
Partners, Inc. 144A bonds
7s, 2033	—	—	520,000	390,068	1,129,000	846,898

Progressive Corp. (The)
jr. unsec. sub. unsec. deb.
FRN 6.7s, 2037	250,000	245,467	555,000	544,936	695,000	682,398

Provident Funding Associates
144A sr. notes 10 1/4s, 2017	160,000	161,200	155,000	156,163	115,000	115,863

Prudential Financial, Inc.
jr. unsec. sub. notes FRN
8 7/8s, 2038	1,120,000	1,261,294	225,000	253,385	—	—

Reynolds Group DL
Escrow, Inc./Reynolds Group
Escrow, LLC 144A sr. sec.
notes 7 3/4s, 2016
(Luxembourg)	150,000	154,125	135,000	138,713	100,000	102,750

Royal Bank of Scotland
Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049
(United Kingdom)	—	—	400,000	254,000	300,000	190,500

Russian Agricultural Bank
144A notes 7 3/4s, 2018
(Russia)	—	—	110,000	123,464	100,000	112,240

Russian Agricultural Bank
144A notes 7 1/8s, 2014
(Russia)	120,000	130,152	110,000	119,306	100,000	108,460

Simon Property Group LP
sr. unsec. notes 6 3/4s, 2014 R	226,000	247,755	269,000	294,894	—	—

Simon Property Group LP sr.
unsec. notes 6 1/8s, 2018 R	—	—	307,000	317,607	927,000	959,030

Simon Property Group LP
sr. unsec. unsub. notes
5 1/4s, 2016 R	100,000	99,099	147,000	145,675	30,000	29,730

SLM Corp. notes Ser. MTNA,
4 1/2s, 2010	650,000	652,992	1,128,000	1,133,192	1,206,000	1,211,551

SLM Corp. sr. notes Ser. MTN,
8s, 2020	225,000	219,096	220,000	214,227	155,000	150,933

SLM Corp. sr. unsec. unsub.
notes Ser. MTNA, 5s, 2013	715,000	683,082	715,000	683,082	515,000	492,010

State Street Capital Trust IV
company guaranty jr. unsec.
sub. bond FRB 1.257s, 2037	—	—	475,000	353,528	—	—

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financials cont.
Stowe CDO 08-1 144A notes
FRN 3.078s, 2010
(In default) F †	$4,200,000	$3,360,000	$—	$—	$—	$—

USI Holdings Corp. 144A
company guaranty sr. unsec.
notes FRN 4 1/8s, 2014	45,000	38,363	45,000	38,363	20,000	17,050

Vornado Realty LP sr. unsec.
unsub. notes 4 1/4s, 2015 R	195,000	193,521	405,000	401,928	545,000	540,867

VTB Capital SA 144A notes
6 7/8s, 2018 (Russia)	876,000	912,135	800,000	833,000	687,000	715,339

Wachovia Bank NA sub.
notes Ser. BKNT, 6s, 2017	—	—	1,115,000	1,208,542	1,755,000	1,902,234

Wachovia Corp. sr. unsec.
notes 5 3/4s, 2017	95,000	101,168	105,000	111,818	60,000	63,896

Wachovia Corp. sr. unsec.
notes Ser. MTN, 5 1/2s, 2013	900,000	971,970	1,650,000	1,781,946	1,495,000	1,614,551

Wachovia Corp. sr. unsec.
notes FRN Ser. MTNE,
0.402s, 2012	140,000	138,978	470,000	466,570	510,000	506,278

Wells Fargo Capital XV jr. sub.
unsec. company guaranty
FRN 9 3/4s, 2049	455,000	509,600	—	—	—	—

Westpac Banking Corp. sr.
unsec. notes 4 7/8s, 2019
(Australia)	220,000	216,830	485,000	478,013	615,000	606,140

Westpac Capital Trust III
144A unsec. sub. notes
FRN 5.819s, 2049 (Australia)	—	—	295,000	275,922	230,000	215,126

Willis Group North America, Inc.
company guaranty 6.2s, 2017	—	—	70,000	70,916	40,000	40,524

ZFS Finance USA Trust I 144A
bonds FRB 6 1/2s, 2037	—	—	312,000	297,960	411,000	392,505

		38,053,999		48,720,255		54,360,597

Health care		0.6%		1.0%		1.1%
Abbott Laboratories sr.
unsec. notes 5 7/8s, 2016	344,000	388,949	538,000	608,298	126,000	142,464

Aetna, Inc. sr. unsec.
unsub. notes 6 3/4s, 2037	—	—	286,000	306,607	673,000	721,492

AstraZeneca PLC sr. unsec.
unsub. notes 6.45s, 2037
(United Kingdom)	270,000	298,391	422,000	466,373	99,000	109,410

AstraZeneca PLC sr. unsub.
notes 5.9s, 2017
(United Kingdom)	—	—	327,000	365,235	1,144,000	1,277,764

Biomet, Inc. company
guaranty sr. unsec. bond
10s, 2017	360,000	396,900	375,000	413,438	260,000	286,650

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Health care cont.
Community Health
Systems, Inc. company
guaranty 8 7/8s, 2015	$210,000	$217,350	$190,000	$196,650	$115,000	$119,025

DaVita, Inc. company
guaranty 6 5/8s, 2013	420,000	422,625	435,000	437,719	300,000	301,875

Elan Finance PLC/Elan
Finance Corp. 144A company
guaranty sr. notes 8 3/4s,
2016 (Ireland)	570,000	566,438	390,000	387,563	270,000	268,313

GlaxoSmith Kline Capital, Inc.
company guaranty sr. notes
5.65s, 2018	344,000	373,530	870,000	944,683	1,290,000	1,400,737

HCA, Inc. company guaranty
sr. notes 9 5/8s, 2016 ‡‡	238,000	254,958	226,000	242,103	145,000	155,331

HCA, Inc. sr. sec. notes
9 1/4s, 2016	275,000	292,359	190,000	201,994	141,000	149,901

HCA, Inc. sr. sec. notes
9 1/8s, 2014	1,204,000	1,271,725	1,362,000	1,438,613	969,000	1,023,506

HCA, Inc. sr. unsec. notes
6 1/4s, 2013	50,000	49,625	48,000	47,640	—	—

Health Management
Associates, Inc. sr. notes
6 1/8s, 2016	320,000	304,800	335,000	319,088	230,000	219,075

Healthsouth Corp. company
guaranty 10 3/4s, 2016	240,000	259,500	240,000	259,500	165,000	178,406

Hospira, Inc. sr. notes
6.05s, 2017	—	—	190,000	204,074	125,000	134,259

Hospira, Inc. sr. notes
5.55s, 2012	150,000	159,521	607,000	645,529	230,000	244,599

IASIS Healthcare/IASIS
Capital Corp. sr. sub. notes
8 3/4s, 2014	465,000	473,719	485,000	494,094	335,000	341,281

Omnicare, Inc. company
guaranty 6 3/4s, 2013	60,000	60,300	85,000	85,425	40,000	40,200

Omnicare, Inc. sr. sub. notes
6 7/8s, 2015	35,000	34,344	45,000	44,156	25,000	24,531

Omnicare, Inc. sr. sub. notes
6 1/8s, 2013	170,000	171,275	240,000	241,800	110,000	110,825

Psychiatric Solutions, Inc.
company guaranty
7 3/4s, 2015	495,000	504,281	510,000	519,563	350,000	356,563

Quintiles Transnational Corp.
144A sr. notes 9 1/2s, 2014 ‡‡	280,000	285,600	280,000	285,600	195,000	198,900

Select Medical Corp. company
guaranty 7 5/8s, 2015	346,000	329,565	352,000	335,280	245,000	233,363

Service Corporation
International sr. unsec. unsub.
notes 6 3/4s, 2016	625,000	612,500	645,000	632,100	445,000	436,100

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Health care cont.
Stewart Enterprises, Inc.
sr. notes 6 1/4s, 2013	$205,000	$202,694	$270,000	$266,963	$125,000	$123,594

Sun Healthcare Group, Inc.
company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	240,000	246,600	235,000	241,463	170,000	174,675

Surgical Care Affiliates, Inc.
144A sr. sub. notes
10s, 2017	80,000	79,600	75,000	74,625	35,000	34,825

Surgical Care Affiliates, Inc.
144A sr. unsec. notes
8 7/8s, 2015 ‡‡	87,885	87,885	82,392	82,392	38,449	38,449

Talecris Biotherapeutics
Holdings Corp. 144A sr. unsec.
notes 7 3/4s, 2016	435,000	437,175	450,000	452,250	310,000	311,550

Tenet Healthcare Corp.
sr. notes 9 1/4s, 2015	20,000	20,975	25,000	26,219	15,000	15,731

Tenet Healthcare Corp. 144A
company guaranty sr. sec.
notes 10s, 2018	67,000	75,040	54,000	60,480	34,000	38,080

Tenet Healthcare Corp. 144A
company guaranty sr. sec.
notes 9s, 2015	756,000	814,590	779,000	839,373	550,000	592,625

United Surgical Partners
International, Inc. company
guaranty sr. unsec. sub.
notes 8 7/8s, 2017	120,000	124,500	125,000	129,688	85,000	88,188

US Oncology Holdings, Inc.
sr. unsec. notes FRN
6.643s, 2012 ‡‡	507,000	479,115	518,000	489,510	358,000	338,310

Vanguard Health
Holding Co. II, LLC 144A
company guaranty sr. notes
8s, 2018	100,000	97,250	100,000	97,250	70,000	68,075

Ventas Realty LP/
Capital Corp. company
guaranty 9s, 2012 R	585,000	624,304	605,000	645,648	360,000	384,187

Ventas Realty LP/
Capital Corp. sr. notes
6 3/4s, 2017 R	10,000	10,267	225,000	231,007	200,000	205,339

WellPoint, Inc. notes 7s, 2019	95,000	107,473	220,000	248,885	260,000	294,137

		11,135,723		14,008,878		11,182,335

Technology		0.7%		0.9%		1.0%
Amkor Technologies, Inc.
sr. notes 7 3/4s, 2013	200,000	201,500	215,000	216,613	150,000	151,125

Brocade Communications
Systems, Inc. 144A sr. notes
6 7/8s, 2020	40,000	40,800	40,000	40,800	30,000	30,600

Brocade Communications
Systems, Inc. 144A sr. notes
6 5/8s, 2018	30,000	30,450	30,000	30,450	20,000	20,300

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Technology cont.
Ceridian Corp. company
guaranty sr. unsec. notes
12 1/4s, 2015 ‡‡	$440,000	$422,400	$460,000	$441,600	$370,000	$355,200

Ceridian Corp. sr. unsec.
notes 11 1/4s, 2015	240,000	229,800	215,000	205,863	115,000	110,113

Compucom Systems, Inc.
144A sr. sub. notes
12 1/2s, 2015	215,000	227,900	195,000	206,700	90,000	95,400

Computer Sciences Corp.
sr. unsec. notes 6 1/2s, 2018	—	—	2,870,000	3,177,417	2,625,000	2,906,174

Computer Sciences Corp.
sr. unsec. unsub. notes
5s, 2013	750,000	795,461	—	—	—	—

Dell, Inc. sr. unsec. notes
5 7/8s, 2019	215,000	232,662	470,000	508,610	585,000	633,057

First Data Corp. company
guaranty sr. unsec. notes
10.55s, 2015 ‡‡	1,575,000	1,330,875	1,575,000	1,330,875	1,135,000	959,075

First Data Corp. company
guaranty sr. unsec. notes
9 7/8s, 2015	55,000	47,438	50,000	43,125	35,000	30,188

Freescale Semiconductor, Inc.
company guaranty sr. unsec.
notes 9 1/8s, 2014 ‡‡	104,938	100,740	57,715	55,406	52,469	50,370

Freescale Semiconductor, Inc.
company guaranty sr. unsec.
notes 8 7/8s, 2014	655,000	625,525	695,000	663,725	515,000	491,825

Freescale Semiconductor, Inc.
company guaranty sr. unsec.
sub. notes 10 1/8s, 2016	9,000	7,965	9,000	7,965	5,000	4,425

Freescale Semiconductor, Inc.
144A company guaranty sr.
notes 10 1/8s, 2018	165,000	176,550	165,000	176,550	115,000	123,050

Hewlett-Packard Co. sr. unsec.
notes 6 1/8s, 2014	95,000	106,985	235,000	264,647	425,000	478,617

Hewlett-Packard Co. sr. unsec.
notes 5 1/2s, 2018	135,000	146,711	160,000	173,880	183,000	198,875

Hewlett-Packard Co. sr. unsec.
notes 4 1/4s, 2012	100,000	105,639	320,000	338,044	270,000	285,225

Iron Mountain, Inc. company
guaranty 8 3/4s, 2018	—	—	—	—	5,000	5,238

Iron Mountain, Inc. company
guaranty 6 5/8s, 2016	245,000	243,163	90,000	89,325	40,000	39,700

Iron Mountain, Inc. company
guaranty sr. unsec. sub. notes
8s, 2020	470,000	484,100	625,000	643,750	220,000	226,600

Lexmark International Inc,
sr. unsec. notes 5.9s, 2013	2,455,000	2,604,554	—	—	—	—

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Technology cont.
Lucent Technologies, Inc.
unsec. debs. 6.45s, 2029	$195,000	$137,475	$200,000	$141,000	$135,000	$95,175

Microsoft Corp. sr. unsec.
unsub. notes 4.2s, 2019	250,000	253,113	555,000	561,912	695,000	703,655

NXP BV/NXP Funding, LLC
sec. notes Ser. EXCH, 7 7/8s,
2014 (Netherlands)	580,000	565,500	600,000	585,000	440,000	429,000

NXP BV/NXP Funding, LLC
144A sr. sec. notes 10s, 2013
(Netherlands)	34,000	36,040	15,000	15,900	—	—

Oracle Corp. sr. unsec. notes
5s, 2011	319,000	329,904	497,000	513,988	117,000	120,999

Sanmina Corp. company
guaranty sr. unsec. sub.
notes 6 3/4s, 2013	—	—	—	—	15,000	15,000

Sanmina Corp. sr. unsec.
sub. notes 8 1/8s, 2016	205,000	206,281	238,000	239,488	135,000	135,844

SunGard Data Systems, Inc.
company guaranty
10 1/4s, 2015	90,000	94,613	100,000	105,125	56,000	58,870

SunGard Data Systems, Inc.
company guaranty
9 1/8s, 2013	870,000	891,750	855,000	876,375	637,000	652,925

Syniverse Technologies, Inc.
sr. sub. notes Ser. B,
7 3/4s, 2013	42,000	42,315	54,000	54,405	26,000	26,195

Unisys Corp. 144A company
guaranty sr. sub. notes
14 1/4s, 2015	555,000	663,225	580,000	693,100	400,000	478,000

Xerox Corp. sr. unsec. notes
6 3/4s, 2039	154,000	160,339	336,000	349,830	425,000	442,493

Xerox Corp. sr. unsec.
unsub. notes 5 5/8s, 2019	60,000	61,616	130,000	133,501	164,000	168,416

		11,603,389		12,884,969		10,521,729

Transportation		0.1%		0.2%		0.2%
American Airlines, Inc. pass-
through certificates Ser. 01-1,
6.817s, 2011	—	—	110,000	110,550	70,000	70,350

Burlington Northern Santa
Fe Corp. sr. unsec. notes
7s, 2014	170,000	194,064	385,000	439,498	440,000	502,283

Northwest Airlines Corp.
pass-through certificates
Ser. 00-1, 7.15s, 2019	—	—	487,063	453,578	420,861	391,926

Offshore Logistics, Inc.
company guaranty
6 1/8s, 2013	180,000	179,550	235,000	234,413	115,000	114,713

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Transportation cont.
RailAmerica, Inc. company
guaranty sr. notes
9 1/4s, 2017	$216,000	$230,310	$209,000	$222,846	$150,000	$159,938

Southwest Airlines Co.
sr. unsec. unsub. notes
6 1/2s, 2012	590,000	626,453	—	—	—	—

Union Pacific Corp. sr. unsec.
bond 5.7s, 2018	—	—	30,000	31,554	—	—

Union Pacific Corp. sr. unsec.
notes 6 1/8s, 2020	185,000	200,201	415,000	449,101	495,000	535,674

Union Pacific Corp. 144A
pass-through certificates
5.214s, 2014	—	—	115,000	122,331	100,000	106,375

United AirLines, Inc.
pass-through certificates
Ser. 07-A, 6.636s, 2022	—	—	146,771	137,231	120,086	112,280

		1,430,578		2,201,102		1,993,539

Utilities and power		1.0%		1.6%		2.4%
AEP Texas North Co. sr. notes
Ser. B, 5 1/2s, 2013	180,000	192,007	577,000	615,489	190,000	202,674

AES Corp. (The) sr. unsec.
unsub. notes 8s, 2017	725,000	735,875	520,000	527,800	445,000	451,675

AES Corp. (The) 144A sec.
notes 8 3/4s, 2013	258,000	261,870	331,000	335,965	133,000	134,995

Appalachian Power Co.
sr. notes Ser. L, 5.8s, 2035	—	—	145,000	140,008	120,000	115,869

Atmos Energy Corp. sr.
unsec. sub. notes 8 1/2s, 2019	20,000	24,534	45,000	55,201	55,000	67,467

Beaver Valley II Funding
debs. 9s, 2017	—	—	214,000	231,206	752,000	812,461

Boardwalk Pipelines LP
company guaranty
5 7/8s, 2016	—	—	604,000	649,557	1,168,000	1,256,097

Bruce Mansfield Unit
pass-through certificates
6.85s, 2034	—	—	283,645	289,923	995,731	1,017,772

Calpine Corp. 144A sr. sec.
notes 7 1/4s, 2017	570,000	560,025	595,000	584,588	410,000	402,825

CMS Energy Corp. sr. notes
8 1/2s, 2011	170,000	179,377	150,000	158,274	80,000	84,413

Colorado Interstate Gas Co.
debs. 6.85s, 2037 (Canada)	30,000	30,304	50,000	50,506	25,000	25,253

Commonwealth Edison Co.
1st mtge. 6.15s, 2017	—	—	130,000	143,993	110,000	121,841

Commonwealth Edison Co.
1st mtge. 5.9s, 2036	—	—	593,000	601,918	448,000	454,737

Consolidated Natural Gas Co.
sr. notes Ser. A, 5s, 2014	—	—	180,000	191,811	315,000	335,669

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Utilities and power cont.
Dominion Resources, Inc.
jr. sub. notes FRN Ser. 06-B,
6.3s, 2066	$—	$—	$823,000	$777,735	$1,448,000	$1,368,360

Dominion Resources, Inc.
sr. unsec. notes 6.4s, 2018	3,975,000	4,428,869	—	—	—	—

Dominion Resources, Inc.
sr. unsec. unsub. notes
Ser. 07-A, 6s, 2017	1,320,000	1,439,463	455,000	496,178	290,000	316,246

Dominion Resources, Inc.
unsub. notes 5.7s, 2012	343,000	371,667	535,000	579,714	126,000	136,531

Duke Energy Corp. sr. unsec.
notes 6 1/4s, 2018	—	—	304,000	332,135	1,062,000	1,160,286

Duke Energy Corp. sr. unsec.
unsub. notes 3.35s, 2015	300,000	298,300	285,000	283,385	—	—

Dynegy Holdings, Inc.
sr. unsec. notes 7 3/4s, 2019	510,000	385,050	510,000	385,050	295,000	222,725

Dynegy-Roseton Danskamme
company guaranty Ser. B,
7.67s, 2016	145,000	140,650	195,000	189,150	90,000	87,300

Edison Mission Energy
sr. unsec. notes 7 3/4s, 2016	70,000	51,100	80,000	58,400	40,000	29,200

Edison Mission Energy
sr. unsec. notes 7 1/2s, 2013	30,000	26,025	35,000	30,363	20,000	17,350

Edison Mission Energy
sr. unsec. notes 7.2s, 2019	395,000	272,550	400,000	276,000	295,000	203,550

Edison Mission Energy
sr. unsec. notes 7s, 2017	10,000	6,975	5,000	3,488	5,000	3,488

El Paso Corp. sr. notes
Ser. GMTN, 7 3/4s, 2032	225,000	221,087	215,000	211,261	95,000	93,348

Electricite de France 144A
notes 6 1/2s, 2019 (France)	165,000	185,151	375,000	420,798	450,000	504,957

Energy Future Holdings Corp.
company guaranty sr. unsec.
notes 11 1/4s, 2017 ‡‡	310,000	210,800	320,000	217,600	215,000	146,200

Energy Future Holdings Corp.
sr. notes 9 3/4s, 2019	—	—	—	—	51,000	50,873

Energy Future Intermediate
Holdings Co., LLC sr. notes
9 3/4s, 2019	381,000	380,524	390,000	389,513	215,000	214,731

Entergy Gulf States, Inc.
1st mtge. 5 1/4s, 2015	—	—	99,000	98,778	104,000	103,767

FirstEnergy Corp. notes
Ser. B, 6.45s, 2011	13,000	13,788	11,000	11,667	—	—

Florida Power Corp. 1st mtge.
sec. bond 6.4s, 2038	—	—	328,000	356,718	1,146,000	1,246,339

Ipalco Enterprises, Inc. 144A
sr. sec. notes 7 1/4s, 2016	105,000	108,938	230,000	238,625	200,000	207,500

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Utilities and power cont.
ITC Holdings Corp. 144A
notes 5 7/8s, 2016	$—	$—	$458,000	$477,818	$988,000	$1,030,751

ITC Holdings Corp. 144A
sr. unsec. notes 6.05s, 2018	—	—	305,000	319,702	225,000	235,846

Kansas Gas & Electric bonds
5.647s, 2021	—	—	75,286	75,500	70,857	71,059

MidAmerican Energy
Holdings Co. bonds
6 1/8s, 2036	92,000	92,692	337,000	339,536	629,000	633,733

MidAmerican Funding, LLC
sr. sec. bond 6.927s, 2029	470,000	515,346	850,000	932,009	970,000	1,063,587

Mirant Americas
Generation, Inc. sr. unsec.
notes 8.3s, 2011	215,000	220,913	215,000	220,913	100,000	102,750

Mirant North America, LLC
company guaranty
7 3/8s, 2013	790,000	788,025	785,000	783,038	620,000	618,450

National Fuel Gas Co. notes
5 1/4s, 2013	238,000	249,978	687,000	721,574	100,000	105,033

Nevada Power Co. mtge. sec.
notes 7 1/8s, 2019	115,000	129,916	265,000	299,372	315,000	355,858

NiSource Finance Corp.
company guaranty sr. unsec.
unsub. notes 7 7/8s, 2010	260,000	269,974	570,000	591,866	715,000	742,429

Northwestern Corp. sec.
notes 5 7/8s, 2014	—	—	463,000	474,752	979,000	1,003,849

NRG Energy, Inc. company
guaranty 7 3/8s, 2017	100,000	98,875	110,000	108,763	55,000	54,381

NRG Energy, Inc. sr. notes
7 3/8s, 2016	1,450,000	1,439,125	1,424,000	1,413,320	1,062,000	1,054,035

Pacific Gas & Electric Co.
1st mtge. 6.05s, 2034	417,000	429,433	650,000	669,380	153,000	157,562

Pacific Gas & Electric Co.
sr. notes 8 1/4s, 2018	—	—	—	—	490,000	598,083

Potomac Edison Co. 144A
1st mtge. 5.8s, 2016	—	—	456,000	461,341	985,000	996,537

Power Receivable Finance, LLC
144A sr. notes 6.29s, 2012	—	—	93,097	95,536	80,474	82,582

PSEG Power, LLC 144A
company guaranty sr. unsec.
notes 5.32s, 2016	144,000	150,127	185,000	192,871	90,000	93,829

Public Service Co. of Colorado
1st mtge. sec. bonds
5 1/8s, 2019	105,000	109,209	235,000	244,420	295,000	306,826

Public Service Electric &
Gas Co. sr. notes Ser. MTN,
5 1/2s, 2040	75,000	74,277	160,000	158,458	215,000	212,928

CORPORATE BONDS
AND NOTES* cont.	Growth 11.9%		Balanced 17.2%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Utilities and power cont.
Puget Sound Energy, Inc.
jr. sub. FRN Ser. A,
6.974s, 2067	$225,000	$200,421	$629,000	$560,288	$1,107,000	$986,071

Sierra Pacific Resources
sr. unsec. notes 8 5/8s, 2014	200,000	205,000	185,000	189,625	125,000	128,125

Sierra Pacific Resources
sr. unsec. unsub. notes
6 3/4s, 2017	210,000	213,095	235,000	238,463	165,000	167,432

Spectra Energy Capital, LLC
sr. notes 8s, 2019	—	—	250,000	294,997	215,000	253,697

Spectra Energy Capital, LLC
sr. unsec. unsub. notes
5.668s, 2014	795,000	855,910	—	—	—	—

TAQA Abu Dhabi National
Energy sr. unsec. notes 7 1/4s,
2018 (United Arab Emirates)	440,000	472,217	690,000	740,522	445,000	477,583

Teco Energy, Inc. sr. notes
FRN 2.249s, 2010	—	—	—	—	130,000	130,088

Teco Finance, Inc. company
guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	10,000	11,148	10,000	11,148	5,000	5,574

Texas Competitive Electric
Holdings Co., LLC
company guaranty sr. unsec.
notes zero %, 2016
(United Kingdom) ‡‡	385,000	263,725	385,000	263,725	275,000	188,375

Texas Competitive Electric
Holdings Co., LLC
company guaranty sr. unsec.
notes Ser. B, 10 1/4s, 2015
(United Kingdom)	270,000	187,650	275,000	191,125	190,000	132,050

TransAlta Corp. sr. unsec.
notes 5 3/4s, 2013 (Canada)	—	—	140,000	151,473	150,000	162,292

TransCanada Pipelines, Ltd.
jr. sub. FRN 6.35s, 2067
(Canada)	—	—	180,000	171,269	155,000	147,482

Union Electric Co. sr. sec.
notes 6.4s, 2017	140,000	153,627	320,000	351,148	365,000	400,528

West Penn Power Co. 144A
1st mtge. 5.95s, 2017	—	—	75,000	76,778	45,000	46,067

		17,655,612		21,753,527		24,341,971
Total corporate bonds and notes
(cost $202,765,894, $232,072,519
and $201,059,073)		$208,545,745		$241,978,650		$217,301,807

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS*	Growth 9.4%		Balanced 24.0%		Conservative 40.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Government
Guaranteed Mortgage
Obligations		1.1%		3.1%		2.2%
Government National
Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates
from July 20, 2037 to
August 20, 2039	$—	$—	$22,563,474	$24,378,206	$5,495,195	$5,936,742
5 1/2s, TBA, April 1, 2040	7,000,000	7,400,859	6,000,000	6,343,594	5,000,000	5,286,328
5 1/2s, TBA, March 1, 2040	7,000,000	7,420,547	6,000,000	6,360,469	5,000,000	5,300,391
4 1/2s, TBA, April 1, 2040	4,000,000	4,045,000	6,000,000	6,067,500	6,000,000	6,067,500

		18,866,406		43,149,769		22,590,961

U.S. Government Agency
Mortgage Obligations		8.3%		20.9%		38.3%
Federal Home Loan Mortgage
Corporation Pass-Through
Certificates
6s, with due dates
from July 1, 2013 to
October 1, 2021	210,776	228,657	—	—	—	—
5 1/2s, with due dates
from June 1, 2035 to
November 1, 2036	52,997	55,980	—	—	225,685	239,447
5 1/2s, with due dates
from January 1, 2020 to
April 1, 2020	320,048	345,054	—	—	—	—

Federal National Mortgage
Association Pass-Through
Certificates
7s, with due dates from
October 1, 2029
to January 1, 2036	933,383	1,044,386	—	—	—	—
7s, March 1, 2018	—	—	—	—	257,576	282,492
6 1/2s, with due dates
from June 1, 2037 to
November 1, 2037	468,377	505,172	—	—	—	—
6s, with due dates from
September 1, 2011 to
September 1, 2021	1,243,360	1,339,837	—	—	—	—
6s, TBA, May 1, 2040	11,000,000	11,727,461	13,000,000	13,859,726	14,000,000	14,925,859
6s, TBA, April 1, 2040	11,000,000	11,682,343	13,000,000	13,806,406	14,000,000	14,868,437
5 1/2s, with due dates
from June 1, 2037 to
November 1, 2037	1,234,754	1,300,157	—	—	—	—
5 1/2s, with due dates
from February 1, 2014 to
August 1, 2022	4,542,828	4,874,074	—	—	—	—
5 1/2s, TBA, May 1, 2040	21,000,000	22,041,797	73,000,000	76,621,486	93,000,000	97,613,674
5 1/2s, TBA, April 1, 2040	21,000,000	22,127,110	73,000,000	76,918,049	93,000,000	97,991,487
5s, TBA, May 1, 2040	5,000,000	5,135,742	9,000,000	9,244,336	9,000,000	9,244,336

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS* cont.	Growth 9.4%		Balanced 24.0%		Conservative 40.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Government Agency
Mortgage Obligations cont.
Federal National Mortgage
Association Pass-Through
Certificates
5s, TBA, April 1, 2040	$5,000,000	$5,156,641	$9,000,000	$9,281,953	$9,000,000	$9,281,953
4 1/2s, with due dates
from February 1, 2039 to
April 1, 2039	758,409	760,868	—	—	—	—
4 1/2s, with due dates
from April 1, 2020 to
May 1, 2022	1,660,893	1,742,754	—	—	—	—
4 1/2s, TBA, May 1, 2040	15,000,000	14,973,633	25,000,000	24,956,055	41,000,000	40,927,930
4 1/2s, TBA, April 1, 2040	41,000,000	41,076,875	69,000,000	69,129,375	105,000,000	105,196,875

		146,118,541		293,817,386		390,572,490
Total U.S. government and
agency mortgage obligations
(cost $164,520,405, $337,142,501
and $413,639,490)		$164,984,947		$336,967,155		$413,163,451

U.S. TREASURY OBLIGATIONS*	Growth 0.1%		Balanced —%		Conservative 0.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Treasury Notes
2 3/4s, February 15, 2019 [i]	$—	$—	$—	$—	$311,000	$289,752
1 1/4s, November 30, 2010 [i]	1,007,000	1,017,445	367,000	370,807	935,000	944,698
7/8s, January 31, 2011 [i]	—	—	196,000	197,090	—	—

Total U.S. treasury obligations
(cost $1,017,445, $567,897
and $1,234,450)		$1,017,445		$567,897		$1,234,450

MORTGAGE-BACKED
SECURITIES*	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Asset Securitization Corp.
Ser. 96-MD6, Class A7,
7.744s, 2029	$—	$—	$310,690	$336,955	$346,182	$375,447
FRB Ser. 97-D5, Class A5,
6.498s, 2043	150,000	160,412	234,000	250,243	247,000	264,145

Banc of America Commercial
Mortgage, Inc.
Ser. 08-1, Class A3,
6.144s, 2014	516,000	539,142	—	—	—	—
FRB Ser. 07-4, Class A3,
5.811s, 2051	176,000	182,459	—	—	—	—
FRB Ser. 07-3, Class A3,
5.658s, 2049	167,000	173,637	748,000	777,729	—	—

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Banc of America Commercial
Mortgage, Inc.
Ser. 07-2, Class A2,
5.634s, 2049	$960,000	$981,322	$479,000	$489,639	$434,000	$443,639
Ser. 07-5, Class A3,
5.62s, 2051	578,000	598,184	—	—	—	—
Ser. 06-4, Class A2,
5.522s, 2046	224,000	230,009	—	—	—	—
Ser. 06-5, Class A2,
5.317s, 2047	—	—	—	—	1,847,000	1,921,128
Ser. 05-6, Class A2,
5.165s, 2047	1,742,000	1,765,139	—	—	371,000	375,928
Ser. 07-5, Class XW, IO,
0.434s, 2051	4,459,279	98,401	20,448,244	451,223	18,258,137	402,895
Ser. 07-1, Class XW, IO,
0.282s, 2049	1,803,875	36,923	9,807,772	200,753	5,019,393	102,741

Banc of America Commercial
Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO,
0.77s, 2035	2,401,574	28,158	3,574,927	41,916	2,125,119	24,917
Ser. 04-4, Class XC, IO,
0.259s, 2042	3,299,206	51,857	9,364,568	147,192	7,381,535	116,023
Ser. 04-5, Class XC, IO,
0.21s, 2041	4,173,642	58,821	10,130,788	142,777	10,481,288	147,717
Ser. 06-5, Class XC, IO,
0.13s, 2016	3,229,077	46,317	34,608,689	496,417	29,463,627	422,617
Ser. 05-1, Class XW, IO,
0.098s, 2042	16,869,017	23,655	—	—	21,170,944	29,688

Banc of America Funding Corp.
FRB Ser. 06-D, Class 6A1,
5.757s, 2036	3,573,874	2,001,369	1,601,821	897,020	1,405,371	787,008

Banc of America Large Loan
FRB Ser. 04-BBA4, Class H,
1.18s, 2018	25,000	15,000	70,000	42,000	73,000	43,800
FRB Ser. 04-BBA4, Class G,
0.93s, 2018	—	—	94,000	61,100	98,000	63,700

Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K,
2.23s, 2022	190,000	88,499	186,000	86,636	187,000	87,102
FRB Ser. 05-MIB1, Class J,
1.28s, 2022	100,000	54,000	409,000	220,860	343,000	185,220

Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037	—	—	3,365,695	341,955	2,838,084	288,349
Ser. 05-1A, IO, 2.87s, 2035	298,125	12,402	829,759	34,518	792,772	32,979
Ser. 04-3, IO, 2.87s, 2035	216,355	8,503	551,265	21,665	542,490	21,320
Ser. 07-1, Class S, IO,
2.47s, 2037	1,042,887	84,265	6,500,923	525,275	3,009,903	243,200
Ser. 06-4A, IO, 2.331s, 2036	296,631	21,832	862,227	63,460	1,020,532	75,111
Ser. 05-3A, IO, 2.15s, 2035	906,189	44,403	2,919,527	143,057	2,637,113	129,219

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Bayview Commercial Asset
Trust 144A
Ser. 06-2A, IO, 1.798s, 2036	$112,914	$6,843	$541,457	$32,812	$515,044	$31,212
FRB Ser. 05-1A, Class A1,
0.546s, 2035	24,875	18,408	190,710	141,126	140,960	104,310

Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2,
6 1/4s, 2036 F	1,956,535	1,173,921	2,594,820	1,556,892	—	—
FRB Ser. 05-10, 5.652s, 2036	—	—	—	—	2,277,299	1,388,697
FRB Ser. 05-7, Class 23A1,
5.585s, 2035	2,396,621	1,537,998	1,024,088	657,194	—	—
Ser. 04-9, Class 1A1,
3.618s, 2034	13,036	8,597	25,006	16,492	22,812	15,045

Bear Stearns Asset Backed
Securities, Inc. FRB Ser. 06-2,
Class A1, 0.376s, 2036	22,432	22,303	—	—	—	—

Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 00-WF2, Class F,
8.196s, 2032	—	—	189,000	157,420	124,000	103,281
Ser. 07-PW17, Class A3,
5.736s, 2050	31,000	31,522	—	—	—	—
Ser. 07-PW18, Class A2,
5.613s, 2050	656,000	676,528	—	—	—	—
Ser. 05-PWR9, Class A2,
4.735s, 2042	—	—	—	—	860,000	865,263
Ser. 05-PWR9, Class X1, IO,
0.194s, 2042	—	—	8,574,379	59,763	12,915,177	90,019
Ser. 04-PR3I, Class X1, IO,
0.168s, 2041	377,377	5,841	2,528,225	39,129	4,107,943	63,579

Bear Stearns Commercial Mortgage
Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO,
0.686s, 2038	3,130,626	100,994	8,591,656	277,167	7,872,432	253,965
Ser. 06-PW14, Class X1, IO,
0.142s, 2038	3,366,789	49,963	9,238,665	137,102	8,466,744	125,646
Ser. 07-PW18, Class X1, IO,
0.128s, 2050	1,052,908	7,949	6,564,377	49,555	4,411,151	33,300
Ser. 07-PW15, Class X1, IO,
0.088s, 2044	6,116,155	43,241	29,019,958	205,171	19,730,931	139,498
Ser. 05-PW10, Class X1, IO,
0.061s, 2040	11,122,027	18,351	—	—	—	—

Bear Stearns Small Balance
Commercial Trust 144A
Ser. 06-1A, Class AIO, IO, 1s, 2034	—	—	536,200	2,702	558,800	2,816

Chase Commercial Mortgage
Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	7,154	7,239	84,421	85,421	82,991	83,974

Chase Commercial Mortgage
Securities Corp. 144A Ser. 98-1,
Class F, 6.56s, 2030	—	—	—	—	896,000	957,104

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Citigroup Commercial
Mortgage Trust 144A
Ser. 06-C5, Class XC, IO,
0.108s, 2049	$6,507,179	$83,373	$36,580,767	$468,691	$39,581,675	$507,140

Citigroup Mortgage Loan
Trust, Inc.
FRB Ser. 06-AR5,
Class 2A5A, 5.787s, 2036	1,239,866	709,358	1,657,492	948,293	—	—
FRB Ser. 05-10, Class 1A5A,
5.72s, 2035	82,382	55,608	842,419	568,633	333,779	225,301
FRB Ser. 07-6, Class 1A3A,
5.6s, 2046	—	—	—	—	1,456,497	771,943
FRB Ser. 06-AR7, Class 2A2A,
5.532s, 2036	3,339,435	1,970,266	—	—	—	—

Citigroup/Deutsche Bank
Commercial Mortgage Trust
Ser. 06-CD2, Class A2,
5.408s, 2046	143,000	145,374	—	—	—	—
Ser. 07-CD4, Class A2B,
5.205s, 2049	654,000	670,069	—	—	—	—

Citigroup/Deutsche Bank
Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO,
3/8s, 2049	3,327,730	58,755	9,977,233	176,161	7,919,621	139,831
Ser. 07-CD4, Class XC, IO,
0.086s, 2049	11,130,171	83,476	33,365,686	250,243	26,483,808	198,629
Ser. 06-CD2, Class X, IO,
0.085s, 2046	2,448,945	7,173	16,175,179	47,377	17,749,711	51,989
Ser. 07-CD5, Class XS, IO,
0.10s, 2044	—	—	3,201,590	19,301	—	—

CNL Funding Ser. 99-1, Class A2,
7.645s, 2014	92,332	84,946	344,353	316,805	216,451	199,135

Commercial Mortgage
Acceptance Corp. Ser. 97-ML1,
IO, 0.465s, 2017	401,972	10,745	1,517,688	40,568	985,811	26,351

Commercial Mortgage
Acceptance Corp. 144A
Ser. 98-C1, Class F,
6.23s, 2031	—	—	415,000	421,842	404,000	410,661
Ser. 98-C2, Class F,
5.44s, 2030	1,370,000	1,414,585	2,607,000	2,691,841	2,247,000	2,320,126

Commercial Mortgage Loan
Trust Ser. 08-LS1, Class A4B,
6.02s, 2017	166,000	163,161	—	—	618,000	607,431

Commercial Mortgage Pass-Through
Certificates 144A
Ser. 06-CN2A, Class H,
5.57s, 2019	66,000	48,180	197,000	143,810	218,000	159,140
Ser. 06-CN2A, Class J,
5.57s, 2019	53,000	37,100	158,000	110,600	174,000	121,800

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Commercial Mortgage Pass-Through
Certificates 144A
FRB Ser. 01-J2A, Class A2F,
0.73s, 2034	$118,000	$112,208	$326,000	$309,998	$314,000	$298,587
Ser. 03-LB1A, Class X1, IO,
0.536s, 2038	838,954	30,639	1,783,615	65,138	1,927,915	70,407
Ser. 05-LP5, Class XC, IO,
0.194s, 2043	4,075,824	38,749	9,078,803	86,313	8,832,163	83,968
Ser. 06-C8, Class XS, IO,
0.134s, 2046	10,326,031	106,538	27,933,476	288,202	25,448,966	262,568
Ser. 05-C6, Class XC, IO,
0.067s, 2044	7,933,389	42,534	23,256,746	124,690	11,680,832	62,626

Countrywide Alternative Loan Trust
Ser. 06-36T2, Class 2A1,
6 1/4s, 2036	—	—	—	—	3,582,747	2,227,985
Ser. 06-J8, Class A4,
6s, 2037	2,824,303	1,652,217	1,188,666	695,369	—	—
Ser. 07-HY5R, Class 2A1A,
5.544s, 2047	1,043,859	913,458	535,948	468,997	503,058	440,215

Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1,
5.573s, 2035	3,508,751	2,491,213	708,429	502,985	—	—
FRB Ser. 06-HYB1, Class 2A1,
5.198s, 2036	611,105	443,051	3,185,087	2,309,188	4,165,413	3,019,925
FRB Ser. 05-HYB4, Class 2A1,
4.675s, 2035	—	—	1,599,417	1,085,604	2,005,575	1,361,284

Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3,
8s, 2035 F	83,054	77,279	—	—	155,402	144,598
IFB Ser. 05-R1, Class 1AS, IO,
5.664s, 2035	194,365	22,027	1,389,693	157,491	1,385,859	157,057
Ser. 06-R1, Class AS, IO,
5.643s, 2036	89,656	9,694	1,009,075	109,106	1,104,559	119,430
Ser. 05-R3, Class AS, IO,
5.576s, 2035	466,541	50,736	2,278,808	247,820	1,789,950	194,657
FRB Ser. 06-R2, Class AS,
IO, 5.501s, 2036	614,591	61,843	2,540,028	255,590	2,271,177	228,537
IFB Ser. 05-R2, Class 1AS, IO,
5.322s, 2035	183,735	19,302	1,189,465	124,955	1,096,132	115,150

Credit Suisse Mortgage
Capital Certificates
FRB Ser. 08-C1, Class A2,
6.216s, 2041	105,000	109,360	—	—	—	—
FRB Ser. 07-C4, Class A2,
5.809s, 2039	587,000	609,608	—	—	2,064,000	2,143,494
Ser. 07-C2, Class A2,
5.448s, 2049	249,000	255,168	—	—	—	—
Ser. 06-C5, Class AX, IO,
0.152s, 2039	6,647,622	96,364	17,985,368	260,716	16,388,877	237,573

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Credit Suisse Mortgage Capital
Certificates 144A
FRB Ser. 06-TFLA, Class K,
1.43s, 2021 F	$50,000	$15,000	$—	$—	$484,000	$145,200
Ser. 06-C4, Class AX, IO,
0.13s, 2039	6,274,223	81,192	28,988,821	375,130	24,228,182	313,525
Ser. 07-C2, Class AX, IO,
0.11s, 2049	17,158,784	107,260	47,176,532	294,901	37,264,126	232,938
Ser. 07-C1, Class AX, IO,
0.084s, 2040	7,531,179	56,424	36,189,526	271,132	24,563,170	184,027

CRESI Finance Limited
Partnership 144A FRB Ser. 06-A,
Class C, 0.846s, 2017	—	—	155,000	82,150	161,000	85,330

Criimi Mae Commercial Mortgage
Trust 144A Ser. 98-C1, Class B,
7s, 2033	269,222	263,838	—	—	—	—

CS First Boston Mortgage
Securities Corp. 144A
Ser. 98-C2, Class F,
6 3/4s, 2030	353,000	306,946	—	—	—	—
Ser. 02-CP3, Class AX, IO,
1.412s, 2035	1,163,772	32,087	7,933,833	218,748	5,730,358	157,995
FRB Ser. 04-TF2A, Class J,
1.18s, 2016	153,000	134,640	310,000	272,800	349,000	307,120
FRB Ser. 05-TF2A, Class J,
1.13s, 2020	24,658	21,453	83,244	72,422	83,615	72,745
FRB Ser. 04-TF2A, Class H,
0.93s, 2019	100,000	97,000	132,000	128,040	128,000	124,160
Ser. 01-CK1, Class AY, IO,
0.778s, 2035	3,712,399	8,448	10,282,768	23,401	9,894,795	22,518
Ser. 03-C3, Class AX, IO,
0.595s, 2038	4,944,628	206,825	9,583,480	400,861	11,084,872	463,661
Ser. 04-C4, Class AX, IO,
0.402s, 2039	564,620	12,952	3,782,797	86,775	2,989,449	68,576

CWCapital Cobalt
FRB Ser. 07-C3, Class A3,
5.82s, 2046	394,000	404,178	—	—	—	—
Ser. 07-C2, Class A2,
5.334s, 2047	1,147,000	1,179,038	2,629,000	2,702,433	897,000	922,055

Deutsche Mortgage & Asset
Receiving Corp. Ser. 98-C1,
Class X, IO, 0.349s, 2031	427,715	8,901	1,657,519	34,496	1,241,174	25,831

DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B,
7.62s, 2033	4,056	4,053	49,093	49,052	48,157	48,117
Ser. 99-CG2, Class B3,
6.1s, 2032	—	—	378,000	377,416	332,000	331,487
Ser. 99-CG2, Class B4,
6.1s, 2032	—	—	571,000	573,676	551,000	553,582

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 07-75, Class JS,
50.392s, 2037	$121,228	$215,954	$—	$—	$213,966	$381,159
IFB Ser. 06-62, Class PS,
38.424s, 2036	138,631	228,838	264,322	436,317	215,031	354,952
IFB Ser. 07-30, Class FS,
28.688s, 2037	130,261	186,699	432,136	619,368	332,200	476,133
IFB Ser. 06-49, Class SE,
28.016s, 2036	208,820	303,878	589,749	858,215	510,915	743,494
IFB Ser. 05-25, Class PS,
27.077s, 2035	84,263	121,970	—	—	61,506	89,030
IFB Ser. 06-30, Class HK,
25.616s, 2036	139,752	191,708	—	—	—	—
IFB Ser. 06-115, Class ES,
25.576s, 2036	—	—	537,622	751,563	413,454	577,983
IFB Ser. 06-8, Class HP,
23.664s, 2036	128,216	177,333	—	—	402,244	556,339
IFB Ser. 05-99, Class SA,
23.664s, 2035	55,114	74,678	265,097	359,199	266,200	360,693
IFB Ser. 05-74, Class DM,
23.481s, 2035	113,714	160,752	233,684	330,346	234,821	331,953
IFB Ser. 05-45, Class DC,
23.408s, 2035	111,210	152,380	389,237	533,331	278,026	380,950
IFB Ser. 06-46, Class SK,
23.298s, 2036	177,654	246,301	—	—	—	—
IFB Ser. 05-95, Class OP,
19.595s, 2035	—	—	184,683	233,621	185,496	234,650
IFB Ser. 05-106, Class JC,
19.361s, 2035	—	—	135,847	172,145	129,239	163,770
IFB Ser. 05-83, Class QP,
16.754s, 2034	—	—	96,074	119,796	96,074	119,796
FRB Ser. 03-W6, Class PT1,
10.11s, 2042	25,158	30,757	—	—	—	—
Ser. 02-T4, Class A4,
9 1/2s, 2041	23,682	28,631	—	—	—	—
Ser. 02-T1, Class A4,
9 1/2s, 2031	3,043	3,678	—	—	—	—
Ser. 04-T3, Class PT1,
8.934s, 2044	24,741	28,888	—	—	78,205	91,312
IFB Ser. 03-44, Class SI, IO,
7.754s, 2033	568,650	83,747	1,764,988	259,935	1,677,982	247,121
IFB Ser. 06-90, Class SE, IO,
7.554s, 2036	136,517	20,012	496,266	72,747	722,427	105,899
Ser. 02-26, Class A2,
7 1/2s, 2048	60,311	68,717	—	—	—	—
Ser. 04-T2, Class 1A4,
7 1/2s, 2043	47,791	54,307	—	—	—	—
Ser. 03-W1, Class 2A,
7 1/2s, 2042	86,541	97,398	—	—	667,227	750,937
Ser. 02-T19, Class A3,
7 1/2s, 2042	17,841	20,266	—	—	—	—

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
Ser. 02-T12, Class A3,
7 1/2s, 2042	$13,996	$15,912	$—	$—	$—	$—
Ser. 02-14, Class A2,
7 1/2s, 2042	90,446	103,051	—	—	—	—
Ser. 02-T4, Class A3,
7 1/2s, 2041	34,802	39,557	—	—	314,785	357,789
Ser. 01-T12, Class A2,
7 1/2s, 2041	35,921	40,851	—	—	—	—
Ser. 01-T3, Class A1,
7 1/2s, 2040	9,801	11,102	—	—	25,811	29,234
Ser. 01-T1, Class A1,
7 1/2s, 2040	9,572	10,807	—	—	67,449	76,143
Ser. 99-T2, Class A1,
7 1/2s, 2039	71,531	79,139	—	—	15,350	16,983
Ser. 02-33, Class A2,
7 1/2s, 2032	20,282	23,109	—	—	—	—
Ser. 01-T4, Class A1,
7 1/2s, 2028	14,171	16,026	—	—	—	—
IFB Ser. 03-W6, Class 5S, IO,
7.354s, 2042	1,361,984	230,573	3,592,147	608,122	3,687,366	624,242
IFB Ser. 04-17, Class ST, IO,
7.354s, 2034	349,412	65,172	—	—	—	—
IFB Ser. 08-7, Class SA, IO,
7.304s, 2038	435,142	64,875	—	—	—	—
Ser. 02-26, Class A1, 7s, 2048	34,429	38,668	—	—	—	—
Ser. 04-W12, Class 1A3,
7s, 2044	127,767	142,019	—	—	—	—
Ser. 04-T2, Class 1A3, 7s, 2043 F	35,807	40,207	—	—	—	—
Ser. 03-W3, Class 1A2, 7s, 2042	50,287	55,890	—	—	—	—
Ser. 02-14, Class A1, 7s, 2042	122,318	135,673	—	—	—	—
Ser. 01-W3, Class A, 7s, 2041	49,483	54,751	—	—	60,348	66,772
Ser. 05-W4, Class 1A3,
7s, 2035	95,337	105,998	—	—	290,270	322,729
IFB Ser. 05-52, Class DC, IO,
6.954s, 2035	288,817	51,999	641,753	115,543	667,855	120,242
IFB Ser. 06-79, Class DI, IO,
6.904s, 2036	285,832	42,648	—	—	—	—
IFB Ser. 04-89, Class EI, IO,
6.904s, 2034	484,549	76,727	—	—	—	—
IFB Ser. 04-24, Class CS, IO,
6.904s, 2034	190,250	31,999	—	—	823,513	138,512
IFB Ser. 04-60, Class SW, IO,
6.804s, 2034	340,265	54,296	1,184,561	189,020	1,135,663	181,218
IFB Ser. 05-65, Class KI, IO,
6.754s, 2035	525,928	75,623	776,292	111,623	969,710	139,435
IFB Ser. 05-48, Class SM, IO,
6.554s, 2034	194,464	26,167	803,614	108,134	718,757	96,716
IFB Ser. 07-54, Class CI, IO,
6.514s, 2037	88,433	9,740	835,519	92,022	671,387	73,945

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 07-30, Class WI, IO,
6.514s, 2037	$538,168	$69,623	$—	$—	$—	$—
IFB Ser. 08-34, Class SM, IO,
6.504s, 2038	628,007	77,037	1,948,222	238,988	1,852,287	227,220
IFB Ser. 07-58, Class SP, IO,
6.504s, 2037	—	—	1,001,717	156,097	796,118	124,059
IFB Ser. 07-28, Class SE, IO,
6.504s, 2037	289,382	31,880	844,088	92,989	661,935	72,922
IFB Ser. 07-24, Class SD, IO,
6.504s, 2037	186,130	25,619	768,742	105,810	687,151	94,579
IFB Ser. 05-90, Class GS, IO,
6.504s, 2035	—	—	—	—	108,831	15,188
IFB Ser. 05-12, Class SC, IO,
6.504s, 2035	362,590	45,226	798,118	99,550	690,421	86,117
IFB Ser. 05-17, Class ES, IO,
6.504s, 2035	137,589	18,106	488,895	64,337	469,511	61,786
IFB Ser. 07-30, Class IE, IO,
6.494s, 2037	420,997	69,073	2,069,905	339,609	1,737,378	285,052
IFB Ser. 06-123, Class CI, IO,
6.494s, 2037	635,192	90,509	1,841,417	262,383	1,450,036	206,616
IFB Ser. 05-82, Class SY, IO,
6.484s, 2035	296,977	38,698	1,012,147	131,890	974,357	126,965
IFB Ser. 05-45, Class EW, IO,
6.474s, 2035	370,230	49,592	—	—	—	—
IFB Ser. 05-45, Class SR, IO,
6.474s, 2035	385,303	43,130	1,341,350	150,148	1,285,980	143,950
IFB Ser. 06-31, Class SX, IO,
6.454s, 2036	339,227	41,082	—	—	—	—
IFB Ser. 06-33, Class JS, IO,
6.454s, 2036	251,399	33,615	1,035,728	138,487	908,145	121,428
IFB Ser. 06-36, Class SP, IO,
6.454s, 2036	257,163	29,603	2,134,922	245,762	1,127,118	129,749
IFB Ser. 06-23, Class SP, IO,
6.454s, 2036	—	—	534,117	79,364	589,139	87,540
IFB Ser. 06-16, Class SM, IO,
6.454s, 2036	325,822	39,649	757,126	92,133	589,527	71,738
IFB Ser. 05-95, Class CI, IO,
6.454s, 2035	198,839	28,949	642,914	93,602	645,927	94,040
IFB Ser. 05-84, Class SG, IO,
6.454s, 2035	320,766	44,520	1,025,623	142,350	1,028,737	142,782
IFB Ser. 06-3, Class SB, IO,
6.454s, 2035	1,148,637	175,833	2,914,573	446,163	2,875,991	440,257
IFB Ser. 05-23, Class SG, IO,
6.454s, 2035	208,960	33,374	742,922	118,655	713,579	113,969
IFB Ser. 05-29, Class SX, IO,
6.454s, 2035	572,678	86,475	118,309	17,865	94,726	14,304
IFB Ser. 05-29, Class SY, IO,
6.454s, 2035	666,428	102,274	—	—	—	—
IFB Ser. 05-17, Class SA, IO,
6.454s, 2035	600,574	70,346	675,647	79,139	648,859	76,001

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 05-17, Class SE, IO,
6.454s, 2035	$208,891	$33,304	$742,256	$118,339	$712,827	$113,647
IFB Ser. 05-57, Class DI, IO,
6.454s, 2035	444,219	52,720	—	—	1,933,574	229,475
IFB Ser. 05-104, Class SI, IO,
6.454s, 2033	1,122,926	152,980	—	—	—	—
IFB Ser. 05-83, Class QI, IO,
6.444s, 2035	—	—	179,532	30,219	180,935	30,455
IFB Ser. 06-128, Class GS, IO,
6.434s, 2037	97,688	10,606	916,716	99,526	736,866	80,000
IFB Ser. 05-73, Class SD, IO,
6.434s, 2035	—	—	90,615	12,480	96,964	13,354
IFB Ser. 06-116, Class LS, IO,
6.404s, 2036	503,639	72,237	—	—	—	—
IFB Ser. 06-115, Class GI, IO,
6.394s, 2036	—	—	836,475	100,998	690,533	83,376
IFB Ser. 06-115, Class IE, IO,
6.394s, 2036	234,467	28,975	604,329	74,682	507,240	62,684
IFB Ser. 06-104, Class IM, IO,
6.374s, 2036	79,875	8,928	267,438	29,893	339,468	37,945
IFB Ser. 06-109, Class SH, IO,
6.374s, 2036	337,873	42,477	991,583	124,660	778,577	97,881
IFB Ser. 06-111, Class SA, IO,
6.374s, 2036	2,637,834	379,874	—	—	—	—
IFB Ser. 06-104, Class IC, IO,
6.354s, 2036	519,168	73,966	—	—	2,667,989	380,108
IFB Ser. 06-103, Class SB, IO,
6.354s, 2036	1,533,984	156,396	1,305,106	133,061	1,008,617	102,833
IFB Ser. 06-8, Class JH, IO,
6.354s, 2036	544,350	78,822	2,796,739	404,968	2,354,275	340,899
IFB Ser. 06-8, Class PS, IO,
6.354s, 2036	198,526	26,401	—	—	—	—
IFB Ser. 09-12, Class CI, IO,
6.354s, 2036	629,783	89,020	—	—	2,054,332	290,380
IFB Ser. 05-122, Class SG, IO,
6.354s, 2035	79,289	10,545	770,061	102,418	599,470	79,730
IFB Ser. 05-122, Class SW, IO,
6.354s, 2035	300,150	40,412	789,499	106,298	662,782	89,237
IFB Ser. 06-45, Class XS, IO,
6.354s, 2034	311,247	41,810	—	—	—	—
IFB Ser. 06-92, Class JI, IO,
6.334s, 2036	209,736	27,384	528,808	69,043	686,970	89,693
IFB Ser. 06-60, Class YI, IO,
6.324s, 2036	349,126	55,186	763,206	120,640	687,181	108,623
IFB Ser. 06-86, Class SB, IO,
6.304s, 2036	486,196	70,294	2,373,396	343,146	1,864,297	269,540
IFB Ser. 09-12, Class AI, IO,
6.254s, 2037	—	—	3,325,265	450,773	2,765,346	374,870
IFB Ser. 07-15, Class NI, IO,
6.254s, 2022	109,332	12,005	1,366,645	150,061	1,038,650	114,047

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 09-70, Class SI, IO,
6.204s, 2036	$1,661,034	$167,814	$2,877,225	$290,686	$2,428,927	$245,395
IFB Ser. 06-79, Class SH, IO,
6.204s, 2036	773,631	113,793	—	—	—	—
IFB Ser. 07-30, Class LI, IO,
6.194s, 2037	1,019,229	131,684	2,981,007	385,146	2,309,890	298,438
IFB Ser. 07-30, Class OI, IO,
6.194s, 2037	1,716,828	239,910	—	—	—	—
IFB Ser. 07-89, Class SA, IO,
6.184s, 2037	706,335	86,950	2,192,926	269,949	2,084,891	256,650
IFB Ser. 07-44, Class SB, IO,
6.184s, 2037	954,444	134,433	—	—	—	—
IFB Ser. 06-82, Class SI, IO,
6.184s, 2036	6,488,604	775,518	—	—	—	—
IFB Ser. 07-54, Class IA, IO,
6.164s, 2037	176,793	17,967	867,825	88,195	727,514	73,936
IFB Ser. 07-54, Class IB, IO,
6.164s, 2037	176,793	17,967	867,825	88,195	727,514	73,936
IFB Ser. 07-54, Class IC, IO,
6.164s, 2037	176,793	17,967	867,825	88,195	727,514	73,936
IFB Ser. 07-54, Class ID, IO,
6.164s, 2037	176,793	17,967	867,825	88,195	727,514	73,936
IFB Ser. 07-54, Class IF, IO,
6.164s, 2037	262,382	33,805	1,291,565	166,405	1,081,800	139,379
IFB Ser. 07-54, Class UI, IO,
6.164s, 2037	121,755	16,503	1,214,557	164,621	993,457	134,653
IFB Ser. 07-15, Class CI, IO,
6.134s, 2037	1,185,336	152,944	3,442,801	444,225	2,710,290	349,709
IFB Ser. 06-115, Class JI, IO,
6.134s, 2036	846,099	112,717	2,449,898	326,375	1,925,822	256,558
IFB Ser. 08-12, Class SC, IO,
6.104s, 2038	1,044,949	130,754	—	—	—	—
IFB Ser. 09-43, Class SB, IO,
6.084s, 2039	109,081	12,435	102,718	11,710	109,990	12,539
IFB Ser. 06-123, Class LI, IO,
6.074s, 2037	571,032	72,921	1,655,350	211,388	1,302,466	166,325
IFB Ser. 10-2, Class SD, IO,
6.054s, 2040	580,105	68,060	494,484	58,015	424,256	49,775
IFB Ser. 07-81, Class IS, IO,
6.054s, 2037	4,291,097	526,303	—	—	—	—
IFB Ser. 08-11, Class SC, IO,
6.034s, 2038 F	207,013	26,909	—	—	—	—
IFB Ser. 10-2, Class MS, IO,
6.004s, 2050	578,081	62,952	1,186,840	129,245	1,001,816	109,096
IFB Ser. 09-87, Class HS, IO,
5.904s, 2039	—	—	91,658	9,253	91,658	9,253
IFB Ser. 09-91, Class S, IO,
5.904s, 2039	794,543	73,992	677,065	63,052	580,213	54,032
IFB Ser. 07-39, Class AI, IO,
5.874s, 2037	289,999	33,756	1,473,437	171,508	1,240,366	144,379

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 07-32, Class SD, IO,
5.864s, 2037	$211,668	$24,308	$1,048,463	$120,404	$880,539	$101,120
IFB Ser. 07-30, Class UI, IO,
5.854s, 2037	175,061	20,582	859,324	101,032	720,387	84,697
IFB Ser. 07-32, Class SC, IO,
5.854s, 2037	277,991	26,596	1,388,543	132,843	1,165,586	111,513
IFB Ser. 07-1, Class CI, IO,
5.854s, 2037	196,543	19,272	967,745	94,892	810,902	79,513
IFB Ser. 05-74, Class NI, IO,
5.834s, 2035	354,232	39,882	—	—	—	—
IFB Ser. 07-3, Class SH, IO,
5.824s, 2037	—	—	772,006	78,621	2,401,798	244,599
IFB Ser. 09-12, Class DI, IO,
5.784s, 2037	374,080	47,677	—	—	—	—
Ser. 06-W3, Class 1AS, IO,
5.767s, 2046	1,053,875	123,481	3,089,274	361,967	3,094,098	362,532
IFB Ser. 05-58, Class IK, IO,
5.754s, 2035	261,456	37,474	904,763	129,677	873,316	125,169
IFB Ser. 07-75, Class ID, IO,
5.624s, 2037	113,915	10,185	1,068,993	95,574	859,268	76,824
Ser. 383, Class 18, IO,
5 1/2s, 2038	657,501	114,704	946,036	165,040	—	—
Ser. 383, Class 19, IO,
5 1/2s, 2038	598,145	104,347	860,031	150,033	—	—
Ser. 383, Class 6, IO,
5 1/2s, 2037	502,964	83,935	723,432	120,726	—	—
Ser. 383, Class 7, IO,
5 1/2s, 2037	496,673	85,705	714,544	123,301	—	—
Ser. 383, Class 20, IO,
5 1/2s, 2037	382,909	67,096	550,934	96,539	—	—
IFB Ser. 09-3, Class SE, IO,
5.254s, 2037	345,731	35,213	1,464,805	149,190	1,387,057	141,272
Ser. 385, Class 3, IO,
5s, 2038	1,401,382	223,898	552,901	88,337	213,588	34,125
Ser. 03-W12, Class 2, IO,
2.221s, 2043	797,112	65,934	1,588,288	131,376	1,306,437	108,063
Ser. 03-W10, Class 3, IO,
1.857s, 2043	240,186	17,056	986,155	70,026	769,391	54,634
Ser. 03-W10, Class 1, IO,
1.78s, 2043	697,292	45,865	3,333,164	219,240	4,850,751	319,060
Ser. 03-W8, Class 12, IO,
1.638s, 2042	1,076,079	67,187	3,818,320	238,403	2,939,974	183,562
Ser. 03-W17, Class 12, IO,
1.14s, 2033	—	—	1,270,875	55,601	1,220,108	53,380
Ser. 03-T2, Class 2, IO,
0.81s, 2042	522,572	15,183	5,029,758	146,132	3,576,354	103,906
Ser. 03-W6, Class 51, IO,
0.666s, 2042	345,645	8,195	1,546,099	36,657	1,224,485	29,031
Ser. 01-T12, Class IO,
0.565s, 2041	1,920,676	41,669	963,383	20,900	641,071	13,908

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
Ser. 03-W2, Class 1, IO,
0.467s, 2042	$249,192	$2,819	$8,749,422	$98,966	$7,005,075	$79,236
Ser. 02-T4, IO, 0.446s, 2041	5,085,566	63,432	5,345,280	66,671	3,380,053	42,159
Ser. 01-50, Class B1, IO,
0.435s, 2041	2,377,592	31,693	1,681,182	22,410	1,125,552	15,004
Ser. 02-T1, Class IO, IO,
0.423s, 2031	876,439	11,562	1,088,311	14,358	691,050	9,117
Ser. 03-W6, Class 3, IO,
0.368s, 2042	484,239	6,440	2,165,770	28,801	1,715,369	22,812
Ser. 03-W6, Class 23, IO,
0.352s, 2042	513,442	6,582	2,295,955	29,433	1,818,360	23,310
Ser. 02-W8, Class 1, IO,
0.351s, 2042	959,920	10,799	—	—	—	—
Ser. 01-79, Class BI, IO,
0.322s, 2045	771,990	8,103	5,261,406	55,223	3,741,180	39,267
Ser. 03-34, Class P1, PO,
zero %, 2043	30,599	22,949	—	—	—	—
Ser. 07-64, Class LO, PO,
zero %, 2037	—	—	—	—	474,870	455,581
Ser. 07-14, Class KO, PO,
zero %, 2037	—	—	176,268	149,041	136,685	115,572
Ser. 06-125, Class OX, PO,
zero %, 2037	—	—	56,692	46,605	55,041	45,247
Ser. 06-84, Class OT, PO,
zero %, 2036	—	—	48,834	42,633	48,834	42,633
Ser. 06-56, Class XF,
zero %, 2036	—	—	59,149	45,785	59,149	45,785
Ser. 06-46, Class OC, PO,
zero %, 2036	—	—	61,400	47,935	—	—
Ser. 05-117, Class MO, PO,
zero %, 2036	—	—	11,893	11,547	—	—
Ser. 05-50, Class LO, PO,
zero %, 2035	23,298	20,022	—	—	—	—
Ser. 04-61, Class CO, PO,
zero %, 2031	105,334	101,252	—	—	—	—
FRB Ser. 07-76, Class SF,
zero %, 2037	32,619	32,351	36,533	36,233	—	—
FRB Ser. 06-115, Class SN,
zero %, 2036	63,142	60,504	348,542	333,983	297,397	284,974
FRB Ser. 06-104, Class EK,
zero %, 2036	24,918	23,435	32,891	30,934	45,101	42,417
FRB Ser. 05-117, Class GF,
zero %, 2036	69,765	69,329	77,558	77,073	67,910	67,485
FRB Ser. 05-91, Class EF,
zero %, 2035	23,219	22,000	—	—	—	—
FRB Ser. 05-79, Class FE,
zero %, 2035	8,079	7,931	—	—	—	—
FRB Ser. 05-65, Class ER,
zero %, 2035	38,052	34,166	—	—	—	—

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
FRB Ser. 06-54, Class CF,
zero %, 2035	$—	$—	$—	$—	$14,228	$14,013
FRB Ser. 05-57, Class UL,
zero %, 2035	15,789	15,646	54,528	54,034	52,667	52,190
FRB Ser. 05-36, Class QA,
zero %, 2035	—	—	37,416	30,166	36,114	29,117
FRB Ser. 05-65, Class CU,
zero %, 2034	—	—	16,637	16,423	16,004	15,799
FRB Ser. 06-1, Class HF,
zero %, 2032	—	—	14,055	12,102	21,393	18,420
IFB Ser. 06-75, Class FY,
zero %, 2036	—	—	75,161	74,096	58,969	58,133

Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-42, Class A6,
9 1/2s, 2042	12,919	14,594	—	—	32,418	36,622
IFB Ser. T-56, Class 2ASI, IO,
7.854s, 2043	125,201	21,035	562,296	94,470	447,001	75,099
Ser. T-51, Class 2A,
7 1/2s, 2042	82,516	92,624	—	—	211,252	237,130
Ser. T-56, Class A, IO,
0.524s, 2043	459,109	9,112	1,612,686	32,008	1,286,256	25,529
Ser. T-56, Class 1, IO,
0.13s, 2043	554,753	4,283	1,842,665	14,227	1,505,175	11,622
Ser. T-56, Class 2, IO,
0.01s, 2043	506,870	44	1,683,154	145	1,375,008	118
Ser. T-56, Class 3, IO,
0.008s, 2043	417,976	3,360	1,388,115	11,158	1,134,023	9,115

FFCA Secured Lending Corp.
144A Ser. 00-1, Class X, IO,
1.22s, 2020 F	295,440	12,269	1,142,238	47,434	730,005	30,315

First Union National Bank-Bank
of America Commercial Mortgage
144A Ser. 01-C1, Class 3, IO,
1.678s, 2033	—	—	5,762,406	42,915	5,132,478	38,224

First Union-Lehman Brothers
Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	—	—	580,000	613,485	538,000	569,060
Ser. 97-C2, Class G, 7 1/2s, 2029 71,000		72,654	185,000	189,309	288,000	294,708

First Union-Lehman Brothers-Bank
of America 144A Ser. 98-C2, Class G,
7s, 2035	—	—	—	—	703,000	653,790

Freddie Mac
IFB Ser. 3182, Class PS,
27.68s, 2032	175,094	251,132	—	—	327,622	469,897
IFB Ser. 3182, Class SP,
27.68s, 2032	180,739	229,533	—	—	—	—
IFB Ser. 3211, Class SI, IO,
26.698s, 2036	161,840	102,125	—	—	—	—

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Freddie Mac
IFB Ser. 3408, Class EK,
24.868s, 2037	$—	$—	$610,192	$828,526	$531,574	$721,778
IFB Ser. 2976, Class KL,
23.54s, 2035	130,793	179,070	417,655	571,812	400,595	548,455
IFB Ser. 2979, Class AS,
23.43s, 2034	—	—	98,269	130,165	98,827	130,905
IFB Ser. 3065, Class DC,
19.17s, 2035	139,806	177,793	—	—	399,639	508,228
IFB Ser. 2990, Class LB,
16.358s, 2034	127,143	153,329	431,421	520,276	412,905	497,947
IFB Ser. 3031, Class BS,
16.15s, 2035	149,384	182,230	—	—	—	—
IFB Ser. 3489, Class SD, IO,
7.57s, 2032	203,967	34,642	844,505	143,431	755,095	128,245
IFB Ser. 2759, Class SG, IO,
7.32s, 2033	392,992	72,833	—	—	—	—
IFB Ser. 3184, Class SP, IO,
7.12s, 2033	130,772	13,342	1,233,450	125,845	990,950	101,104
IFB Ser. 3110, Class SP, IO,
7.07s, 2035	196,064	34,186	860,916	150,109	947,754	165,250
IFB Ser. 3269, Class KS, IO,
7.02s, 2037	3,325,708	494,752	—	—	—	—
IFB Ser. 3156, Class PS, IO,
7.02s, 2036	194,457	33,108	1,476,483	251,386	1,398,006	238,025
IFB Ser. 2927, Class SI, IO,
7s, 2035	143,931	24,892	511,947	88,539	491,693	85,036
IFB Ser. 3149, Class LS, IO,
6.97s, 2036	1,076,979	193,544	—	—	—	—
IFB Ser. 3119, Class PI, IO,
6.97s, 2036	322,994	57,884	849,149	152,176	713,478	127,862
IFB Ser. 2882, Class NS, IO,
6.97s, 2034	1,469,658	203,930	2,113,620	293,286	—	—
IFB Ser. 3149, Class SE, IO,
6.92s, 2036	—	—	866,426	154,458	727,347	129,664
IFB Ser. 3151, Class SI, IO,
6.92s, 2036	1,017,270	177,841	—	—	—	—
IFB Ser. 3157, Class SA, IO,
6.92s, 2036	525,504	93,146	2,155,585	382,077	1,843,089	326,687
IFB Ser. 2921, Class SG, IO,
6.92s, 2035	646,193	101,097	—	—	—	—
IFB Ser. 2779, Class YS, IO,
6.92s, 2033	33,897	4,692	—	—	—	—
IFB Ser. 3203, Class SH, IO,
6.91s, 2036	76,487	9,531	722,652	90,051	580,692	72,361
IFB Ser. 2835, Class AI, IO,
6.87s, 2034	586,896	98,822	1,148,068	193,312	443,030	74,597
IFB Ser. 2815, Class PT, IO,
6.82s, 2032	169,936	23,248	603,836	82,606	579,895	79,331
IFB Ser. 2594, Class SE, IO,
6.82s, 2030	145,916	14,126	—	—	—	—

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Freddie Mac
IFB Ser. 2828, Class TI, IO,
6.82s, 2030	$97,741	$12,851	$297,645	$39,133	$298,530	$39,249
IFB Ser. 3249, Class SI, IO,
6.52s, 2036	223,560	31,541	447,121	63,082	372,601	52,568
IFB Ser. 3028, Class ES, IO,
6.52s, 2035	502,315	70,765	—	—	1,001,739	141,122
IFB Ser. 2922, Class SE, IO,
6.52s, 2035	200,659	28,693	698,475	99,878	669,658	95,758
IFB Ser. 3316, Class SA, IO,
6 1/2s, 2037	1,231,225	169,221	1,673,577	230,018	—	—
IFB Ser. 2981, Class AS, IO,
6.49s, 2035	166,174	22,364	1,020,098	137,285	965,987	130,003
IFB Ser. 3287, Class SE, IO,
6.47s, 2037 F	531,372	79,621	2,198,160	329,372	1,965,294	294,480
IFB Ser. 3122, Class DS, IO,
6.47s, 2036	145,728	17,568	1,104,616	133,165	1,046,325	126,138
IFB Ser. 3123, Class LI, IO,
6.47s, 2036	281,837	44,795	1,161,531	184,614	1,018,520	161,884
IFB Ser. 3107, Class DC, IO,
6.47s, 2035	1,566,210	230,880	1,268,878	187,049	1,112,388	163,980
IFB Ser. 3001, Class IH, IO,
6.47s, 2035	1,314,924	198,698	149,071	22,526	130,905	19,781
IFB Ser. 2924, Class SA, IO,
6.47s, 2035	941,750	129,509	—	—	—	—
IFB Ser. 2950, Class SM, IO,
6.47s, 2016	168,469	21,320	944,342	119,505	866,069	109,600
IFB Ser. 3256, Class S, IO,
6.46s, 2036	141,434	19,121	1,330,483	179,873	1,068,892	144,508
IFB Ser. 3031, Class BI, IO,
6.46s, 2035	120,756	20,370	339,323	57,238	340,530	57,442
IFB Ser. 3249, Class SM, IO,
6.42s, 2036	1,713,928	251,776	1,457,858	214,159	1,126,827	165,531
IFB Ser. 3240, Class SM, IO,
6.42s, 2036	1,682,249	232,403	1,430,912	197,681	1,105,999	152,794
IFB Ser. 3147, Class SD, IO,
6.42s, 2036	627,792	78,635	2,596,800	325,265	2,321,902	290,832
IFB Ser. 3398, Class SI, IO,
6.42s, 2036	—	—	2,345,732	307,830	1,993,952	261,666
IFB Ser. 3067, Class SI, IO,
6.42s, 2035	616,396	95,375	—	—	—	—
IFB Ser. 3128, Class JI, IO,
6.4s, 2036	416,430	57,434	1,140,128	157,246	1,292,030	178,196
IFB Ser. 2990, Class LI, IO,
6.4s, 2034	188,489	30,456	666,400	107,677	637,823	103,059
IFB Ser. 3240, Class S, IO,
6.39s, 2036	892,096	127,168	2,599,989	370,628	2,048,299	291,985
IFB Ser. 3229, Class BI, IO,
6.39s, 2036	62,104	7,255	207,416	24,230	263,491	30,781

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Freddie Mac
IFB Ser. 3065, Class DI, IO,
6.39s, 2035	$62,176	$9,453	$263,003	$39,985	$264,246	$40,174
IFB Ser. 3231, Class SA, IO,
6.37s, 2036	528,016	75,490	—	—	—	—
IFB Ser. 3210, Class SA, IO,
6.37s, 2036	—	—	47,343	5,605	47,343	5,605
IFB Ser. 3145, Class GI, IO,
6.37s, 2036	361,561	51,815	989,930	141,867	1,122,087	160,807
IFB Ser. 3114, Class GI, IO,
6.37s, 2036	123,908	18,105	350,659	51,236	385,973	56,396
IFB Ser. 3114, Class IP, IO,
6.37s, 2036	1,732,073	241,278	1,080,363	150,495	918,252	127,912
IFB Ser. 3510, Class IB, IO,
6.37s, 2036	—	—	584,985	95,446	641,542	104,674
IFB Ser. 3153, Class UI, IO,
6.34s, 2036	1,862,500	262,493	414,042	58,353	2,446,300	344,772
IFB Ser. 3153, Class QI, IO,
6.32s, 2036	485,386	77,589	397,435	63,530	—	—
IFB Ser. 3346, Class SC, IO,
6.32s, 2033	15,969,310	2,294,630	—	—	—	—
IFB Ser. 3346, Class SB, IO,
6.32s, 2033	6,775,841	973,078	—	—	1,397,286	200,664
IFB Ser. 3349, Class AS, IO,
6.27s, 2037	—	—	—	—	4,697,154	650,133
IFB Ser. 3510, Class IA, IO,
6.27s, 2037	—	—	1,704,292	224,984	1,478,126	195,127
IFB Ser. 3238, Class LI, IO,
6.26s, 2036	420,608	57,590	—	—	—	—
IFB Ser. 3171, Class PS, IO,
6.255s, 2036	236,224	29,502	1,133,876	141,609	958,395	119,694
IFB Ser. 3171, Class ST, IO,
6.255s, 2036	484,784	61,519	1,998,142	253,564	1,752,279	222,364
IFB Ser. 3510, Class CI, IO,
6 1/4s, 2037	—	—	2,931,347	400,950	2,437,145	333,353
IFB Ser. 3152, Class SY, IO,
6 1/4s, 2036	327,076	48,800	912,565	136,155	—	—
IFB Ser. 3510, Class DI, IO,
6 1/4s, 2035	527,894	75,051	1,007,424	143,225	1,007,424	143,225
IFB Ser. 3181, Class PS, IO,
6.24s, 2036	161,383	23,070	767,817	109,759	649,800	92,889
IFB Ser. 3199, Class S, IO,
6.22s, 2036	207,186	28,801	547,685	76,134	801,040	111,353
IFB Ser. 3284, Class LI, IO,
6.21s, 2037	1,167,134	159,150	—	—	—	—
IFB Ser. 3281, Class AI, IO,
6.2s, 2037	2,235,857	304,613	1,901,456	259,054	1,469,929	200,263
IFB Ser. 3012, Class UI, IO,
6.19s, 2035	72,816	9,921	—	—	—	—
IFB Ser. 3311, Class IA, IO,
6.18s, 2037	238,430	32,362	1,165,209	158,154	975,947	132,465

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Freddie Mac
IFB Ser. 3311, Class IB, IO,
6.18s, 2037	$238,430	$32,362	$1,165,209	$158,154	$975,947	$132,465
IFB Ser. 3311, Class IC, IO,
6.18s, 2037	238,430	32,362	1,165,209	158,154	975,947	132,465
IFB Ser. 3311, Class ID, IO,
6.18s, 2037	238,430	32,362	1,165,209	158,154	975,947	132,465
IFB Ser. 3311, Class IE, IO,
6.18s, 2037	238,430	32,362	1,726,260	234,305	1,432,601	194,447
IFB Ser. 3510, Class AS, IO,
6.18s, 2037	342,866	49,122	—	—	—	—
IFB Ser. 3240, Class GS, IO,
6.15s, 2036	570,487	75,932	1,644,702	218,910	1,298,769	172,866
IFB Ser. 3598, Class SA, IO,
6.12s, 2039	638,250	85,589	1,308,174	175,426	1,104,701	148,140
IFB Ser. 3621, Class CS, IO,
6.12s, 2037	844,759	92,242	1,161,660	126,845	980,441	107,057
IFB Ser. 3257, Class SI, IO,
6.09s, 2036	249,171	29,985	711,201	85,585	559,069	67,278
IFB Ser. 3225, Class EY, IO,
6.06s, 2036	1,930,144	245,225	—	—	—	—
IFB Ser. 3225, Class JY, IO,
6.06s, 2036	1,073,170	141,154	3,067,387	403,453	2,412,551	317,323
IFB Ser. 3339, Class TI, IO,
5.91s, 2037	163,086	20,312	1,537,665	191,516	1,235,477	153,879
IFB Ser. 3284, Class CI, IO,
5.89s, 2037	880,276	110,307	2,568,342	321,839	2,013,925	252,365
IFB Ser. 3476, Class S, IO,
5.87s, 2038	—	—	92,284	8,613	86,242	8,049
IFB Ser. 3303, Class SD, IO,
5.86s, 2037	1,116,748	129,193	1,938,933	224,310	—	—
IFB Ser. 3510, Class IC, IO,
5.85s, 2037	—	—	—	—	2,258,204	281,892
IFB Ser. 3012, Class IG, IO,
5.85s, 2035	283,240	33,153	—	—	—	—
IFB Ser. 3309, Class SG, IO,
5.84s, 2037	650,124	72,619	2,018,408	225,456	1,918,971	214,349
IFB Ser. 2965, Class SA, IO,
5.82s, 2032	170,484	21,053	1,049,109	129,555	993,468	122,683
IFB Ser. 3424, Class UI, IO,
5.53s, 2037	624,995	67,050	—	—	—	—
IFB Ser. 3423, Class SG, IO,
5.42s, 2038	—	—	60,819	5,172	60,819	5,172
Ser. 3327, Class IF, IO,
zero %, 2037	76,284	2,233	163,467	4,785	133,928	3,921
Ser. 3391, PO, zero %, 2037	—	—	63,021	51,502	63,021	51,502
Ser. 3300, PO, zero %, 2037	—	—	—	—	320,988	268,315
Ser. 3206, Class EO, PO,
zero %, 2036	—	—	48,160	40,184	48,160	40,184
Ser. 2587, Class CO, PO,
zero %, 2032	49,745	46,433	—	—	488,989	456,437

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Freddie Mac
Ser. 1208, Class F, PO,
zero %, 2022	$5,248	$4,746	$—	$—	$—	$—
FRB Ser. 3349, Class DO,
zero %, 2037	—	—	84,325	83,007	71,087	69,975
FRB Ser. 3326, Class XF,
zero %, 2037	—	—	26,842	25,929	22,874	22,096
FRB Ser. 3326, Class YF,
zero %, 2037	—	—	175,387	169,603	158,285	153,065
FRB Ser. 3263, Class TA,
zero %, 2037	—	—	54,591	52,679	44,226	42,677
FRB Ser. 3231, Class X,
zero %, 2036	—	—	12,023	11,875	13,043	12,883
FRB Ser. 3147, Class SF,
zero %, 2036	—	—	216,447	191,668	161,784	143,263
FRB Ser. 3130, Class JF,
zero %, 2036	3,123	3,097	—	—	—	—
FRB Ser. 3117, Class AF,
zero %, 2036	—	—	46,570	40,152	—	—
FRB Ser. 3047, Class BD,
zero %, 2035	—	—	77,387	61,725	56,945	45,420
FRB Ser. 3326, Class WF,
zero %, 2035	109,872	102,622	219,360	204,886	228,964	213,856
FRB Ser. 3036, Class AS,
zero %, 2035	—	—	59,576	42,297	—	—
FRB Ser. 3003, Class XF,
zero %, 2035	82,480	77,048	293,629	274,292	283,319	264,661
FRB Ser. 2947, Class GF,
zero %, 2034	36,239	32,355	74,249	66,291	54,600	48,748

GE Capital Commercial
Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO,
0.129s, 2043	9,332,424	69,888	16,541,343	123,873	15,906,048	119,116
Ser. 05-C3, Class XC, IO,
0.098s, 2045	24,066,249	95,835	46,750,713	186,168	47,111,839	187,606
Ser. 07-C1, Class XC, IO,
0.094s, 2049	25,321,018	140,651	70,784,987	393,189	55,794,447	309,921

GMAC Commercial Mortgage
Securities, Inc.
Ser. 97-C1, Class X, IO,
1.112s, 2029	317,697	15,141	—	—	—	—
Ser. 05-C1, Class X1, IO,
0.357s, 2043	3,297,916	39,336	13,871,930	165,457	15,066,566	179,706

GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 99-C3, Class G,
6.974s, 2036	—	—	140,164	107,926	122,675	94,460
Ser. 06-C1, Class XC, IO,
0.073s, 2045	18,919,773	83,677	—	—	34,369,167	152,006

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Government National
Mortgage Association
IFB Ser. 04-2, Class SI, IO,
13.94s, 2034	$1,650,402	$538,724	$—	$—	$—	$—
IFB Ser. 10-14, Class SA,
IO, 7.76s, 2032	—	—	—	—	100,000	17,664
Ser. 07-17, Class CI, IO,
7 1/2s, 2037	261,753	68,772	—	—	—	—
IFB Ser. 08-47, Class S, IO,
7.47s, 2038	420,564	55,641	906,790	119,968	851,981	112,717
IFB Ser. 05-68, Class PU, IO,
7.06s, 2032	426,777	65,352	—	—	—	—
IFB Ser. 04-26, Class IS, IO,
6.97s, 2034	357,533	26,900	44,948	3,382	33,996	2,558
IFB Ser. 05-68, Class SN, IO,
6.97s, 2034	—	—	206,375	25,943	199,899	25,129
IFB Ser. 07-47, Class SA, IO,
6.87s, 2036	721,851	108,964	—	—	—	—
IFB Ser. 04-96, Class KS, IO,
6.76s, 2034	78,724	12,084	102,342	15,709	99,193	15,226
IFB Ser. 06-16, Class GS, IO,
6 3/4s, 2036	879,451	115,727	—	—	—	—
IFB Ser. 04-5, Class PS, IO,
6.71s, 2033	457,000	73,646	1,552,000	250,105	1,463,000	235,762
IFB Ser. 07-35, Class NY, IO,
6.67s, 2035	458,862	47,295	72,835	7,507	—	—
IFB Ser. 09-106, Class XN, IO,
6.66s, 2035	153,610	9,387	1,361,754	83,217	1,107,529	67,681
IFB Ser. 09-66, Class XS, IO,
6.57s, 2039	—	—	—	—	16,133,346	2,112,844
IFB Ser. 09-106, Class XI, IO,
6.56s, 2037	685,691	82,790	592,865	71,582	639,278	77,186
IFB Ser. 07-22, Class S, IO,
6.56s, 2037	289,150	32,139	753,519	83,753	634,543	70,529
IFB Ser. 10-14, Class SB, IO,
6.56s, 2035	—	—	98,619	13,904	—	—
IFB Ser. 07-48, Class GS, IO,
6.54s, 2037	752,574	83,573	—	—	—	—
IFB Ser. 09-61, Class ES, IO,
6.51s, 2039	—	—	128,395	13,285	120,199	12,437
IFB Ser. 09-106, Class XL, IO,
6.51s, 2037	—	—	890,946	102,379	754,745	86,728
IFB Ser. 04-104, Class IS, IO,
6.51s, 2034	69,603	8,628	—	—	38,282	4,745
IFB Ser. 07-53, Class SY, IO,
6.495s, 2037	1,232,114	130,190	335,318	35,431	286,090	30,229
IFB Ser. 09-61, Class SH, IO,
6.48s, 2038	1,336,099	138,353	—	—	—	—
IFB Ser. 09-61, Class SA, IO,
6.46s, 2039	2,513,616	319,330	—	—	—	—

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Government National
Mortgage Association
IFB Ser. 07-37, Class SU, IO,
6.46s, 2037	$—	$—	$95,955	$12,906	$70,040	$9,420
IFB Ser. 07-37, Class YS, IO,
6.44s, 2037	—	—	119,752	15,244	144,108	18,345
IFB Ser. 07-59, Class PS, IO,
6.43s, 2037	119,396	10,665	573,219	51,201	477,584	42,659
IFB Ser. 07-68, Class PI, IO,
6.41s, 2037	114,898	9,919	804,292	69,431	631,944	54,553
IFB Ser. 07-16, Class KU, IO,
6.41s, 2037	2,702,809	356,744	—	—	—	—
IFB Ser. 07-16, Class PU, IO,
6.41s, 2037	—	—	—	—	68,870	8,843
IFB Ser. 10-14, Class SE, IO,
6.4s, 2033	—	—	—	—	94,974	9,137
IFB Ser. 09-106, Class CM, IO,
6.37s, 2034	—	—	—	—	218,225	28,496
IFB Ser. 08-6, Class TI, IO,
6.37s, 2032	122,770	12,127	193,362	19,100	187,224	18,494
IFB Ser. 09-87, Class SK, IO,
6.36s, 2032	667,036	71,960	1,416,918	152,857	1,330,656	143,551
IFB Ser. 06-34, Class PS, IO,
6.35s, 2036	—	—	57,616	6,728	—	—
IFB Ser. 07-17, Class AI, IO,
6.32s, 2037	542,441	75,193	2,991,269	414,650	2,490,295	345,205
IFB Ser. 09-13, Class SD, IO,
6.32s, 2033	—	—	1,702,817	167,271	1,702,817	167,271
IFB Ser. 09-106, Class LS, IO,
6.26s, 2037	1,480,604	149,778	1,111,742	112,464	848,639	85,848
IFB Ser. 06-26, Class S, IO,
6.26s, 2036	3,348,808	342,864	421,462	43,151	319,455	32,707
IFB Ser. 06-38, Class SW, IO,
6.26s, 2036	906,207	91,128	1,406,846	141,472	924,940	93,012
IFB Ser. 10-14, Class SX, IO,
6.22s, 2040	513,527	68,114	—	—	—	—
IFB Ser. 07-35, Class KY, IO,
6.22s, 2037	—	—	69,582	7,102	—	—
IFB Ser. 09-35, Class SP, IO,
6.17s, 2037	755,925	94,377	2,089,330	260,853	2,351,168	293,543
IFB Ser. 09-110, Class CS, IO,
6.16s, 2039	1,041,010	100,399	—	—	—	—
IFB Ser. 05-71, Class SA, IO,
6.13s, 2035	822,230	111,638	97,223	13,200	72,223	9,806
IFB Ser. 09-87, Class SG, IO,
6.11s, 2039	1,124,303	105,932	—	—	—	—
IFB Ser. 05-65, Class SI, IO,
6.11s, 2035	91,009	10,422	586,130	67,124	589,126	67,467
IFB Ser. 05-92, Class SP, IO,
6.06s, 2035	2,045,057	201,356	3,174,699	312,581	2,087,704	205,555

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Government National
Mortgage Association
IFB Ser. 06-16, Class SX, IO,
6.05s, 2036	$1,058,937	$121,397	$133,155	$15,265	$100,811	$11,557
IFB Ser. 09-88, Class SJ, IO,
6.02s, 2039	19,609,637	2,318,903	—	—	—	—
IFB Ser. 07-17, Class IC, IO,
6.02s, 2037	583,647	78,927	1,710,274	231,280	1,302,466	176,133
IFB Ser. 05-66, Class S, IO,
6.02s, 2035	1,525,947	190,072	2,368,895	295,070	1,557,834	194,044
IFB Ser. 07-17, Class IB, IO,
6.01s, 2037	114,558	15,035	687,348	90,208	572,790	75,173
IFB Ser. 09-106, Class SD, IO,
6.01s, 2036	952,390	106,858	879,735	98,706	3,365,752	377,637
IFB Ser. 09-87, Class SN, IO,
6.01s, 2035	912,484	86,567	—	—	—	—
IFB Ser. 07-25, Class KS, IO,
5.97s, 2037	270,524	25,386	540,302	50,702	394,234	36,995
IFB Ser. 09-58, Class BS, IO,
5.96s, 2039	456,821	51,826	—	—	—	—
IFB Ser. 09-106, Class SU, IO,
5.96s, 2037	—	—	3,821,728	372,810	3,248,339	316,875
IFB Ser. 07-7, Class JI, IO,
5.96s, 2037	170,857	18,914	1,624,959	179,883	1,363,221	150,909
IFB Ser. 05-35, Class SA, IO,
5.96s, 2035	244,528	27,597	208,482	23,529	178,525	20,148
IFB Ser. 05-35, Class SB, IO,
5.96s, 2035	188,010	21,525	160,166	18,337	137,361	15,726
IFB Ser. 07-31, Class AI, IO,
5.95s, 2037	201,307	25,210	973,889	121,960	837,093	104,829
IFB Ser. 09-122, Class WS, IO,
5.91s, 2039	4,197,078	447,912	—	—	—	—
IFB Ser. 07-43, Class SC, IO,
5.87s, 2037	88,722	10,173	827,344	94,864	674,812	77,375
IFB Ser. 09-58, Class SD, IO,
5.86s, 2039	1,299,979	127,554	—	—	—	—
IFB Ser. 09-106, Class SL, IO,
5.86s, 2036	1,855,993	212,530	—	—	—	—
IFB Ser. 09-87, Class TS, IO,
5.86s, 2035	655,625	79,442	—	—	—	—
IFB Ser. 04-83, Class CS, IO,
5.84s, 2034	40,056	4,704	—	—	105,749	12,418
IFB Ser. 09-106, Class ST, IO,
5.76s, 2038	177,851	19,023	—	—	—	—
IFB Ser. 04-41, Class SG, IO,
5.76s, 2034	1,262,346	65,882	159,015	8,299	120,177	6,272
IFB Ser. 09-87, Class WT, IO,
0.186s, 2035	870,670	3,309	—	—	—	—
IFB Ser. 09-106, Class WT, IO,
0.149s, 2037	176,869	656	422,718	1,568	498,772	1,850

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Government National
Mortgage Association
Ser. 06-36, Class OD, PO,
zero %, 2036	$—	$—	$34,229	$30,042	$25,199	$22,117
Ser. 99-31, Class MP, PO,
zero %, 2029	7,665	6,630	36,211	31,322	18,106	15,661
FRB Ser. 07-73, Class KI, IO,
zero %, 2037	—	—	2,524,722	36,096	967,182	13,828
FRB Ser. 07-73, Class KM,
zero %, 2037	—	—	252,293	235,833	96,898	90,576
FRB Ser. 07-35, Class UF,
zero %, 2037	23,370	22,896	48,671	47,682	40,094	39,280

Greenwich Capital Commercial
Funding Corp.
Ser. 05-GG5, Class A2,
5.117s, 2037	67,770	68,952	—	—	954,761	971,408
Ser. 05-GG5, Class XC, IO,
0.083s, 2037	12,592,386	36,587	40,110,127	116,540	40,220,109	116,860

Greenwich Capital Commercial
Funding Corp. 144A
Ser. 05-GG3, Class XC, IO,
0.385s, 2042	8,622,843	127,177	23,832,434	351,500	20,381,192	300,598

GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3,
5.805s, 2045	318,000	327,295	1,426,000	1,467,681	1,118,000	1,150,678
Ser. 06-GG6, Class A2,
5.506s, 2038	449,000	457,284	601,000	612,088	—	—

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	—	—	264,687	266,341	266,578	268,244
FRB Ser. 07-EOP, Class J,
1.078s, 2020	130,000	107,234	383,000	315,927	240,000	197,970
Ser. 06-GG8, Class X, IO,
0.648s, 2039	2,169,918	57,023	10,034,508	263,698	8,389,490	220,468
Ser. 03-C1, Class X1, IO,
0.278s, 2040	5,063,955	97,962	4,164,331	80,559	6,001,426	116,098
Ser. 04-C1, Class X1, IO,
0.274s, 2028	1,961,162	7,489	2,671,883	10,203	2,671,883	10,203
Ser. 06-GG6, Class XC, IO,
0.051s, 2038	3,409,786	7,167	34,119,357	71,719	24,652,071	51,819

GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4,
8 1/2s, 2035	26,162	24,135	—	—	51,599	47,600
Ser. 05-RP3, Class 1A3,
8s, 2035 F	90,229	83,024	—	—	177,052	162,916
Ser. 05-RP3, Class 1A2,
7 1/2s, 2035 F	69,449	63,230	—	—	136,119	123,932
FRB Ser. 05-RP2, Class 1AF,
0.596s, 2035 F	—	—	—	—	844,428	692,426

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

GSMPS Mortgage Loan
Trust 144A
Ser. 05-RP2, Class 1A3,
8s, 2035 F	$55,958	$53,188	$152,752	$145,189	$146,324	$139,080
Ser. 05-RP2, Class 1A2,
7 1/2s, 2035 F	62,381	59,293	171,885	163,378	164,088	155,967
Ser. 05-RP1, Class 1A2,
7 1/2s, 2035 F	77,518	72,783	—	—	—	—
IFB Ser. 04-4, Class 1AS, IO,
5.722s, 2034	1,973,327	231,866	1,219,751	143,321	5,933,032	697,131

GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1,
3.238s, 2035 F	124,577	100,284	296,591	238,755	311,664	250,890

HASCO NIM Trust 144A
Ser. 05-OP1A, Class A, 6 1/4s,
2035 (In default) †	—	—	48,565	5	53,330	5

HSI Asset Loan Obligation
FRB Ser. 07-AR1, Class 2A1,
5.984s, 2037	2,370,255	1,434,004	3,098,134	1,874,371	1,241,562	751,145

HVB Mortgage Capital Corp.
Ser. 03-FL1A, Class K,
3.08s, 2022	118,000	43,643	—	—	—	—

IMPAC Secured Assets Corp.
FRB Ser. 07-2, Class 1A1A,
0.356s, 2037	471,252	254,476	1,971,256	1,064,478	1,930,464	1,042,450

IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1,
5.832s, 2036	674,713	388,290	454,455	261,534	427,272	245,890
FRB Ser. 07-AR15, Class 1A1,
5.781s, 2037	2,120,618	1,346,592	1,509,282	958,394	1,420,860	902,246
FRB Ser. 07-AR9, Class 2A1,
5.779s, 2037	2,156,777	1,455,824	1,524,453	1,029,006	1,415,735	955,621
FRB Ser. 05-AR31, Class 3A1,
5.48s, 2036 F	2,998,691	1,709,254	—	—	—	—
FRB Ser. 07-AR11, Class 1A1,
5.041s, 2037 F	659,282	362,605	1,406,994	773,847	1,227,764	675,270
FRB Ser. 05-AR5, Class 4A1,
4.651s, 2035	3,060,007	2,218,617	—	—	—	—

JPMorgan Chase Commercial
Mortgage Securities Corp.
Ser. 07-C1, Class ASB,
5.857s, 2051	1,610,000	1,626,235	—	—	1,387,000	1,400,987

JPMorgan Alternative Loan
Trust FRB Ser. 06-A1,
Class 5A1, 5.908s, 2036	1,471,277	1,147,596	1,039,770	811,020	965,545	753,125

JPMorgan Chase Commercial
Mortgage Securities Corp.
Ser. 97-C5, Class F,
7.561s, 2029	64,000	65,920	204,000	210,120	204,000	210,120
FRB Ser. 07-LD12, Class A3,
5.99s, 2051	1,635,000	1,653,314	9,567,000	9,674,164	—	—

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

JPMorgan Chase Commercial
Mortgage Securities Corp.
Ser. 07-CB20, Class A3,
5.863s, 2051	$21,000	$21,996	$—	$—	$—	$—
Ser. 07-LD12, Class A2,
5.827s, 2051	83,000	86,018	—	—	—	—
FRB Ser. 07-LD11, Class A3,
5.818s, 2049	10,000	10,270	—	—	—	—
Ser. 06-LDP8, Class A2,
5.289s, 2045	174,000	181,866	—	—	—	—
Ser. 05-LDP2, Class AM,
4.78s, 2042	100,000	93,421	420,000	392,370	400,000	373,686
Ser. 06-LDP8, Class X, IO,
0.572s, 2045	2,882,413	69,761	13,335,107	322,739	11,148,619	269,821
Ser. 06-CB17, Class X, IO,
0.511s, 2043	2,400,319	60,929	13,112,398	332,839	14,070,156	357,150
Ser. 08-C2, Class X, IO,
0.478s, 2051	71,066,007	1,678,892	—	—	—	—
Ser. 06-LDP9, Class X, IO,
0.452s, 2047	3,189,372	68,081	5,562,146	118,730	5,213,586	111,290
Ser. 06-CB16, Class X1, IO,
0.447s, 2045	3,270,969	40,860	15,132,541	189,033	12,651,490	158,040
Ser. 07-LDPX, Class X, IO,
0.346s, 2049	4,804,205	73,536	20,266,529	310,210	16,063,719	245,879

JPMorgan Chase Commercial
Mortgage Securities Corp. 144A
Ser. 00-C9, Class G,
6 1/4s, 2032	38,000	37,208	240,000	234,999	260,000	254,582
Ser. 03-ML1A, Class X1, IO,
0.612s, 2039	614,388	19,855	—	—	—	—
Ser. 05-LDP2, Class X1, IO,
0.29s, 2042	15,432,829	235,199	37,767,062	575,578	—	—
Ser. 07-CB20, Class X1, IO,
0.136s, 2051	6,834,084	81,791	38,446,324	460,129	31,135,814	372,637
Ser. 05-CB12, Class X1, IO,
0.128s, 2037	4,036,396	32,769	11,553,633	93,796	11,106,389	90,165
Ser. 06-LDP6, Class X1, IO,
0.063s, 2043	—	—	22,428,026	87,254	16,168,951	62,904

Key Commercial Mortgage
Ser. 07-SL1, Class A2,
5.533s, 2040	1,091,000	949,170	—	—	—	—
Ser. 07-SL1, Class A1,
5.27s, 2040	558,601	575,358	—	—	—	—

LB Commercial Conduit
Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	—	—	149,428	123,165	136,004	112,101
Ser. 99-C1, Class G, 6.41s, 2031	—	—	159,961	94,632	145,590	86,130
Ser. 98-C4, Class G, 5.6s, 2035	—	—	132,000	134,640	127,000	129,540
Ser. 98-C4, Class H, 5.6s, 2035	—	—	223,000	144,950	215,000	139,750

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

LB-UBS Commercial
Mortgage Trust
Ser. 07-C6, Class A2,
5.845s, 2012	$3,738,106	$3,882,494	$—	$—	$—	$—
Ser. 07-C2, Class A2,
5.303s, 2040	3,121,000	3,215,473	—	—	2,696,000	2,777,608
Ser. 06-C7, Class A2,
5.3s, 2038	173,000	177,717	—	—	—	—
Ser. 07-C2, Class XW, IO,
0.545s, 2040	1,176,950	31,224	4,581,342	121,540	3,606,525	95,679

LB-UBS Commercial
Mortgage Trust 144A
Ser. 06-C7, Class XW, IO,
0.716s, 2038	1,762,437	55,621	9,419,410	297,269	10,127,347	319,611
Ser. 03-C5, Class XCL, IO,
0.395s, 2037	1,270,753	22,014	5,869,844	101,686	4,906,146	84,991
Ser. 05-C3, Class XCL, IO,
0.291s, 2040	3,118,636	59,919	13,973,258	268,470	11,519,880	221,333
Ser. 05-C2, Class XCL, IO,
0 1/4s, 2040	13,569,210	110,388	27,107,659	220,526	35,950,673	292,466
Ser. 05-C5, Class XCL, IO,
0.202s, 2020	4,859,169	58,327	13,539,832	162,524	14,590,983	175,141
Ser. 05-C7, Class XCL, IO,
0.164s, 2040	11,947,369	87,276	31,027,581	226,656	31,110,852	227,265
Ser. 06-C7, Class XCL, IO,
0.152s, 2038	3,319,503	48,761	16,277,610	239,103	15,246,806	223,962
Ser. 06-C1, Class XCL, IO,
0.148s, 2041	10,338,073	90,695	—	—	30,101,806	264,080
Ser. 07-C2, Class XCL, IO,
0.087s, 2040	10,109,621	109,669	39,369,074	427,076	30,990,027	336,180

Lehman Brothers Floating Rate
Commercial Mortgage Trust 144A
FRB Ser. 04-LLFA, Class H,
1.18s, 2017	175,000	143,552	184,000	150,935	214,000	175,544
FRB Ser. 05-LLFA, Class J,
1.03s, 2018	23,000	15,213	93,000	61,513	89,000	58,868

MASTR Adjustable Rate Mortgages
Trust Ser. 04-7, Class 2A1,
3.759s, 2034	9,812	7,066	24,162	17,400	24,223	17,444

MASTR Reperforming Loan
Trust 144A
Ser. 05-2, Class 1A3,
7 1/2s, 2035 F	105,388	100,171	—	—	399,956	380,156
Ser. 05-1, Class 1A4,
7 1/2s, 2034 F	80,357	76,379	223,851	212,771	213,601	203,028

Merit Securities Corp. 144A
FRB Ser. 11PA, Class 3A1,
0.867s, 2027	226,860	179,052	325,868	257,195	268,178	211,663

Merrill Lynch Capital
Funding Corp. Ser. 06-4,
Class XC, IO, 0.174s, 2049	16,025,034	189,424	46,899,308	554,373	40,110,547	474,127

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Merrill Lynch Floating Trust
144A FRB Ser. 06-1, Class TM,
0.73s, 2022	$554,794	$475,735	$491,817	$421,733	$579,784	$497,165

Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E,
6.414s, 2030	—	—	137,000	137,669	127,000	127,620
FRB Ser. 05-A9, Class 3A1,
5.238s, 2035	329,382	254,996	956,610	740,572	1,040,124	805,226
Ser. 96-C2, Class JS, IO,
2.273s, 2028 F	230,307	8,054	135,830	4,750	51,825	1,812

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3,
5.827s, 2050	219,000	220,364	981,000	987,111	771,000	775,803
FRB Ser. 07-C1, Class A2,
5.723s, 2050	248,000	258,848	—	—	—	—
Ser. 05-MCP1, Class XC, IO,
0.259s, 2043	4,256,804	42,922	14,408,288	145,280	13,858,934	139,741

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO,
0.422s, 2039	2,377,040	51,779	6,486,564	141,297	7,677,056	167,229
Ser. 05-LC1, Class X, IO,
0.099s, 2044	2,369,628	14,536	7,144,602	43,826	7,862,728	48,231

Merrill Lynch/Countrywide
Commercial Mortgage Trust
FRB Ser. 07-8, Class A3,
5.957s, 2049	151,000	149,504	—	—	—	—
FRB Ser. 07-8, Class A2,
5.92s, 2049	257,000	273,228	1,160,000	1,233,247	905,000	962,146
Ser. 06-1, Class A2,
5.439s, 2039	352,000	360,398	—	—	—	—
Ser. 2006-3, Class A2,
5.291s, 2046	429,000	438,472	—	—	—	—

Mezz Cap Commercial Mortgage
Trust Ser. 07-C5, Class X, IO,
3.818s, 2017	—	—	627,147	43,900	527,153	36,901

Mezz Cap Commercial Mortgage
Trust 144A
Ser. 04-C2, Class X, IO,
5.35s, 2040	196,523	16,704	500,239	42,520	489,896	41,641
Ser. 05-C3, Class X, IO,
4.385s, 2044	401,454	32,116	635,150	50,812	636,120	50,890
Ser. 06-C4, Class X, IO,
4.321s, 2016	964,799	77,184	2,416,275	193,302	2,485,664	198,853

Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO,
1.469s, 2043	829,821	20,654	2,407,310	59,918	3,873,603	96,414

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Morgan Stanley Capital I
Ser. 98-CF1, Class D,
7.35s, 2032	$42,742	$40,494	$—	$—	$—	$—
FRB Ser. 08-T29, Class A3,
6.28s, 2043 F	176,000	185,079	533,000	560,494	506,000	532,101

Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	—	—	395,000	140,225	340,000	120,700
Ser. 04-RR, Class F6, 6s, 2039	—	—	395,000	61,225	350,000	54,250
Ser. 07-HQ13, Class X1, IO,
0.665s, 2044	5,046,197	95,070	23,050,931	434,280	—	—
Ser. 05-HQ5, Class X1, IO,
0.088s, 2042	2,745,969	14,389	7,528,877	39,451	5,926,452	31,055

Morgan Stanley Mortgage Loan
Trust Ser. 05-5AR, Class 2A1,
3.736s, 2035	247,860	151,815	437,110	267,730	734,402	449,821

Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E,
7.092s, 2030	53,000	56,180	215,000	227,900	206,000	218,360
Ser. 97-MC2, Class X, IO,
1.233s, 2012	640	—	177	—	—	—

Nomura Asset Acceptance Corp.
Ser. 04-R3, Class PT,
4.175s, 2035 F	58,610	53,952	77,560	71,395	75,797	69,773

Nomura Asset Acceptance Corp.
144A Ser. 04-R2, Class PT,
9.087s, 2034 F	—	—	65,448	59,589	60,185	54,798

PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3,
7.1s, 2032	—	—	—	—	757,000	752,732
Ser. 00-C1, Class J,
6 5/8s, 2010	—	—	118,000	29,500	189,000	47,250

Residential Asset Mortgage
Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	74,698	71,876	243,532	234,331	153,208	147,419

Residential Asset Securitization
Trust Ser. 07-A5, Class 2A3,
6s, 2037	2,833,530	2,040,142	3,337,565	2,403,047	—	—

Salomon Brothers Mortgage
Securities VII 144A Ser. 02-KEY2,
Class X1, IO, 1.972s, 2036	2,373,829	81,600	8,810,250	302,852	7,717,741	265,297

STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018	—	—	172,000	137,600	165,000	132,000
Ser. 03-1A, Class M, 5s, 2018	—	—	116,000	75,400	112,000	72,800
Ser. 04-1A, Class K, 5s, 2018	100,000	75,000	—	—	—	—
Ser. 04-1A, Class L, 5s, 2018	—	—	76,000	49,400	74,000	48,100

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Structured Adjustable Rate
Mortgage Loan Trust
FRB Ser. 06-9, Class 1A1,
6.488s, 2036	$1,141,912	$620,783	$487,598	$265,076	$—	$—
FRB Ser. 07-8, Class 1A2,
6 1/4s, 2037 F	653,773	434,759	3,244,571	2,157,640	2,672,252	1,777,047
FRB Ser. 05-18, Class 6A1,
5.021s, 2035 F	149,408	112,056	367,554	275,665	388,557	291,418

Structured Adjustable Rate
Mortgage Loan Trust 144A
Ser. 04-NP2, Class A,
0.579s, 2034 F	32,311	26,816	124,979	103,725	129,244	107,264

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3,
IO, 6.003s, 2037	3,031,353	374,748	8,694,391	1,074,834	8,902,855	1,100,606
Ser. 07-4, Class 1A4, IO,
1s, 2037	3,031,353	106,035	9,291,898	325,024	9,500,362	332,316

Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO,
5.398s, 2037	—	—	3,835,608	389,048	3,048,060	309,166
Ser. 06-RF4, Class 1A, IO,
5.219s, 2036	—	—	1,839,572	190,899	1,571,907	163,122
Ser. 08-RF1, Class AI, IO,
4.569s, 2037	—	—	12,335,497	1,175,262	—	—

Terwin Mortgage Trust 144A
FRB Ser. 06-9HGA, Class A1,
0.326s, 2037	13,312	13,082	—	—	—	—

Wachovia Bank Commercial
Mortgage Trust
Ser. 06-C26, Class A2,
5.935s, 2045	270,000	274,142	—	—	—	—
FRB Ser. 07-C33, Class A3,
5.902s, 2051	327,000	337,438	—	—	—	—
FRB Ser. 07-C33, Class A2,
5.857s, 2051	88,000	92,268	—	—	—	—
FRB Ser. 07-C32, Class A2,
5.735s, 2049	48,000	49,632	—	—	1,000	1,034
Ser. 07-C31, Class A2,
5.421s, 2047	73,000	75,106	3,737,000	3,844,806	—	—
Ser. 07-C30, Class A3,
5.246s, 2043	4,845,000	4,833,219	1,882,000	1,877,424	—	—
Ser. 06-C29, IO,
3/8s, 2048	17,881,548	341,001	47,007,740	896,438	—	—
Ser. 07-C34, IO,
0.353s, 2046	4,723,258	88,844	10,590,555	199,208	8,727,889	164,172

Wachovia Bank Commercial
Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L,
3.53s, 2018	—	—	164,000	82,000	156,000	78,000
Ser. 03-C3, Class IOI, IO,
1.105s, 2035	441,488	10,936	3,317,105	82,167	3,320,275	82,246

MORTGAGE-BACKED
SECURITIES* cont.	Growth 5.8%		Balanced 8.5%		Conservative 10.9%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Wachovia Bank Commercial
Mortgage Trust 144A
Ser. 07-C31, IO,
0.259s, 2047	$9,154,893	$119,105	$35,649,726	$463,803	$28,061,887	$365,085
Ser. 05-C18, Class XC, IO,
0.16s, 2042	11,709,395	105,150	19,980,518	179,425	23,071,272	207,180
Ser. 06-C27, Class XC, IO,
0.129s, 2045	3,737,916	32,968	17,291,685	152,513	14,456,433	127,506
Ser. 06-C23, Class XC, IO,
0.057s, 2045	4,794,545	25,507	31,601,828	168,122	34,689,195	184,547
Ser. 06-C26, Class XC, IO,
0.051s, 2045	17,327,440	49,383	13,802,003	39,336	8,547,688	24,361

WAMU Commercial Mortgage
Securities Trust 144A
Ser. 05-C1A, Class G,
5.72s, 2014	—	—	46,000	12,942	44,000	12,379
Ser. 07-SL2, Class A1,
5.313s, 2049	1,684,053	1,414,604	—	—	—	—
Ser. 06-SL1, Class X, IO,
0.933s, 2043	423,726	14,339	2,266,422	76,696	2,436,661	82,457
Ser. 07-SL2, Class X, IO,
0.849s, 2049	1,271,122	36,557	5,408,698	155,554	4,284,526	123,223

WAMU Mortgage Pass-Through
Certificates 144A Ser. 04-RP1,
Class 1S, IO, 5.216s, 2034	2,100,598	227,213	4,320,118	467,288	2,839,782	307,167

Washington Mutual Asset
Securities Corp. 144A
Ser. 05-C1A, Class F, 5.3s, 2014	107,000	69,550	—	—	—	—

Total mortgage-backed securities
(cost $94,072,147, $96,507,295
and $87,635,243)		$102,358,812		$120,126,836		$110,938,067

ASSET-BACKED SECURITIES*	Growth 1.4%		Balanced 3.4%		Conservative 3.7%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2,
0.936s, 2035	$—	$—	$69,508	$24,308	$62,557	$21,877
FRB Ser. 05-4, Class A2C,
0.456s, 2035	—	—	116,774	112,304	93,419	89,843

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C,
0.396s, 2036	107,000	31,618	475,000	140,359	377,000	111,401
FRB Ser. 06-HE3, Class A2C,
0.396s, 2036	119,000	42,387	549,000	195,550	436,000	155,301

Ace Securities Corp. 144A
Ser. 03-MH1, Class M2,
6 1/2s, 2030	384,407	369,031	185,370	177,955	—	—

ASSET-BACKED SECURITIES* cont.	Growth 1.4%		Balanced 3.4%		Conservative 3.7%
Principal			Principal		Principal
	amount	Value	amount	Value	amount	Value

Aegis Asset Backed Securities
Trust 144A Ser. 04-6N, Class
Note, 4 3/4s, 2035 (In default) †	$8,939	$1	$12,634	$1	$12,515	$1

AFC Home Equity Loan Trust
Ser. 99-2, Class 1A,
0.639s, 2029	243,532	104,583	453,211	194,629	322,406	138,455

Ameriquest Mortgage Securities, Inc.
FRB Ser. 03-8, Class M2,
1.996s, 2033	—	—	187,403	55,302	168,754	49,799
FRB Ser. 04-R10, Class A5,
0.636s, 2034	50	46	—	—	—	—
FRB Ser. 04-R11, Class A2,
0.616s, 2034	6,652	5,689	—	—	—	—

Arcap REIT, Inc. 144A
Ser. 03-1A, Class E,
7.11s, 2038	—	—	286,000	45,760	223,000	35,680
Ser. 04-1A, Class E,
6.42s, 2039	—	—	240,272	33,638	227,202	31,808

Argent Securities, Inc.
FRB Ser. 03-W3, Class M3,
2.516s, 2033	—	—	22,925	6,746	20,633	6,072
FRB Ser. 06-W4, Class A2C,
0.406s, 2036	205,218	68,265	948,284	315,444	753,764	250,738

Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2,
1.246s, 2033	—	—	119,906	88,938	107,764	79,931
FRB Ser. 05-WMC1, Class M1,
0.686s, 2035	29,000	23,200	583,000	466,400	404,000	323,200

Asset Backed Securities Corp.
Home Equity Loan Trust
FRB Ser. 04-HE7, Class A2,
0.626s, 2034	126	102	—	—	—	—
FRB Ser. 04-HE6, Class A2,
0.606s, 2034	77,763	60,888	275,390	215,630	264,196	206,865
FRB Ser. 06-HE2, Class A3,
0.436s, 2036	27,743	15,571	129,150	72,485	102,842	57,720
FRB Ser. 06-HE4, Class A5,
0.406s, 2036	106,938	63,793	490,417	292,552	393,696	234,854
FRB Ser. 06-HE7, Class A4,
0.386s, 2036	—	—	324,000	109,285	252,000	84,999

BankAmerica Manufactured
Housing Contract Trust
Ser. 97-2, Class M, 6.9s, 2028	778,000	1,128,100	370,000	536,500	—	—

Bay View Auto Trust
Ser. 05-LJ2, Class D,
5.27s, 2014	62,000	63,220	139,000	141,736	134,000	136,638
Ser. 05-LJ2, Class C,
4.92s, 2014	100,000	101,226	46,000	46,564	45,000	45,552

ASSET-BACKED SECURITIES* cont.	Growth 1.4%		Balanced 3.4%		Conservative 3.7%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Bayview Financial Acquisition Trust
Ser. 04-B, Class A1,
1.229s, 2039	$—	$—	$686,448	$274,579	$901,428	$360,571
FRB Ser. 04-D, Class A,
0.832s, 2044	46,568	40,607	152,216	132,730	148,602	129,578

Bayview Financial Asset Trust
144A FRB Ser. 03-SSRA, Class M,
1.596s, 2038	26,370	18,327	78,495	54,554	61,324	42,620

Bear Stearns Asset Backed
Securities, Inc.
FRB Ser. 05-HE1, Class M3,
1 1/4s, 2035	—	—	210,000	56,889	189,000	51,200
FRB Ser. 03-3, Class A2,
0.836s, 2043	80,815	67,286	280,624	233,647	221,445	184,374
FRB Ser. 03-1, Class A1,
0.746s, 2042	70,840	54,786	202,109	156,306	143,790	111,203
FRB Ser. 05-3, Class A1,
0.696s, 2035	52,641	48,203	—	—	—	—
FRB Ser. 03-ABF1, Class A,
0.616s, 2034	16,028	10,076	—	—	—	—

Bombardier Capital Mortgage
Securitization Corp.
Ser. 00-A, Class A4,
8.29s, 2030	3,115,883	2,181,118	1,937,566	1,356,296	375,987	263,191
Ser. 00-A, Class A2,
7.575s, 2030	704,976	479,384	328,989	223,712	—	—
Ser. 99-B, Class A-5,
7.44s, 2020	144,821	99,927	1,378,215	950,968	1,079,521	744,869
Ser. 99-B, Class A3,
7.18s, 2015	69,997	46,898	1,369,767	917,744	1,061,418	711,150

Chase Funding Loan Acquisition
Trust FRB Ser. 04-AQ1,
Class A2, 0.646s, 2034	62,210	52,755	—	—	—	—

Citigroup Mortgage Loan
Trust, Inc.
FRB Ser. 05-OPT1, Class M1,
0.666s, 2035	44,358	34,919	200,967	158,203	157,515	123,997
Ser. 03-HE3, Class A,
0.609s, 2033	463,930	362,132	—	—	—	—

Citigroup Mortgage Loan
Trust, Inc. 144A FRB Ser. 03-HE4,
Class A, 0.656s, 2033	146,064	121,287	—	—	—	—

Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO,
8 1/2s, 2033 F	224,928	4,779	333,704	7,090	210,178	4,466
Ser. 00-4, Class A6,
8.31s, 2032	116,230	91,241	2,184,969	1,715,201	2,144,612	1,683,520
Ser. 00-5, Class A7,
8.2s, 2032	—	—	1,189,197	1,040,548	789,256	690,599
Ser. 00-5, Class A6,
7.96s, 2032	388,719	338,185	1,536,631	1,336,869	1,407,526	1,224,548

ASSET-BACKED SECURITIES* cont.	Growth 1.4%		Balanced 3.4%		Conservative 3.7%
Principal			Principal		Principal
	amount	Value	amount	Value	amount	Value

Conseco Finance Securitizations Corp.
Ser. 02-1, Class M1F,
7.954s, 2033	$—	$—	$510,000	$447,978	$676,000	$593,791
Ser. 02-2, Class M1,
7.424s, 2033	83,000	70,017	216,000	182,214	154,000	129,912
Ser. 01-4, Class A4,
7.36s, 2033	170,297	175,406	764,232	787,159	—	—
Ser. 01-1, Class A5,
6.99s, 2032	953,366	943,832	3,802,787	3,764,760	3,389,151	3,355,259
Ser. 01-3, Class A4,
6.91s, 2033	—	—	427,222	438,970	543,923	558,881
Ser. 02-1, Class A,
6.681s, 2033	79,303	81,087	340,902	348,572	—	—
FRB Ser. 02-1, Class M1A,
2.279s, 2033	725,000	536,894	1,996,000	1,478,125	1,264,000	936,047

Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1,
0.766s, 2035	44,703	40,253	199,739	179,852	157,889	142,169
FRB Ser. 04-6, Class 2A5,
0.636s, 2034	32,096	26,862	287,222	240,382	240,665	201,417
FRB Ser. 04-5, Class 4A3,
0.566s, 2034	29,799	27,138	104,961	95,592	101,047	92,028
FRB Ser. 05-14, Class 3A2,
0.486s, 2036	17,434	15,144	78,936	68,570	61,987	53,846

Credit-Based Asset Servicing
and Securitization FRB
Ser. 02-CB2, Class A2,
1.346s, 2032	24,935	19,477	—	—	—	—

Credit-Based Asset Servicing
and Securitization 144A
Ser. 06-MH1, Class B1,
6 1/4s, 2036	—	—	291,000	209,520	186,000	133,920
Ser. 06-MH1, Class M1,
6 1/4s, 2036	843,000	826,140	236,000	231,280	314,000	307,720
Ser. 06-MH1, Class M2,
6 1/4s, 2036	228,000	196,080	110,000	94,600	123,000	105,780

Crest, Ltd. 144A Ser. 03-2A,
Class D2, 6.723s, 2038	—	—	339,000	67,800	313,000	62,600

CS First Boston Mortgage
Securities Corp. 144A
Ser. 04-FR1N, Class A, 5s, 2034
(In default) †	16,582	2	23,162	2	25,268	3

Equifirst Mortgage Loan Trust
FRB Ser. 05-1, Class M5,
0.916s, 2035	—	—	68,804	13,450	62,404	12,199

Fieldstone Mortgage
Investment Corp. FRB Ser. 05-1,
Class M3, 1.056s, 2035	—	—	53,970	53,500	52,083	51,630

First Franklin Mortgage Loan
Asset Backed Certificates FRB
Ser. 06-FF7, Class 2A3,
0.396s, 2036	163,000	90,075	744,000	411,138	583,000	322,168

ASSET-BACKED SECURITIES* cont.	Growth 1.4%		Balanced 3.4%		Conservative 3.7%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4,
0.576s, 2036	$231,000	$111,987	$1,045,000	$506,609	$816,000	$395,591
FRB Ser. 06-2, Class 2A3,
0.416s, 2036	392,000	285,693	1,688,000	1,230,231	1,342,000	978,063

GE Corporate Aircraft
Financing, LLC 144A
FRB Ser. 05-1A, Class C,
1.546s, 2019	—	—	269,000	188,300	271,000	189,700
Ser. 04-1A, Class B,
1.079s, 2018	4,758	4,425	5,186	4,823	5,043	4,690

GEBL 144A
Ser. 04-2, Class D, 2.98s, 2032 F	—	—	104,533	4,704	128,563	5,785
Ser. 04-2, Class C, 1.08s, 2032 F	—	—	78,099	9,372	128,563	15,428

Green Tree Financial Corp.
Ser. 94-4, Class B2,
8.6s, 2019	1,211,113	617,357	543,961	277,280	—	—
Ser. 96-8, Class A7,
8.05s, 2027	12,067	12,492	—	—	—	—
Ser. 96-5, Class M1,
8.05s, 2027	—	—	238,206	204,857	322,794	277,603
Ser. 96-6, Class M1,
7.95s, 2027	2,582,000	2,065,600	1,222,000	977,600	1,077,000	861,600
Ser. 99-5, Class A5,
7.86s, 2030	605,577	502,629	2,338,388	1,940,862	1,910,477	1,585,696
Ser. 97-2, Class A7,
7.62s, 2028	138,243	140,984	101,576	103,590	72,837	74,282
Ser. 96-2, Class M1,
7.6s, 2026	1,460,000	1,328,600	691,000	628,810	609,000	554,190
Ser. 97-6, Class A9,
7.55s, 2029	55,569	56,700	—	—	103,774	105,886
Ser. 97-3, Class A6,
7.32s, 2028	1,622	1,640	—	—	—	—
Ser. 96-10, Class A6,
7.3s, 2028	10,741	11,011	—	—	—	—
Ser. 95-8, Class M1,
7.3s, 2026	39,941	40,200	—	—	—	—
Ser. 96-10, Class M1,
7.24s, 2028	—	—	449,000	435,530	625,000	606,250
Ser. 97-6, Class M1,
7.21s, 2029	293,000	231,499	688,000	543,587	946,000	747,432
Ser. 96-2, Class A4,
7.2s, 2027	87,985	88,364	—	—	—	—
Ser. 97-3, Class A5,
7.14s, 2028	18,766	18,873	135,220	135,990	97,431	97,986
Ser. 97-6, Class A8,
7.07s, 2029	22,897	23,672	—	—	25,774	26,648
Ser. 95-10, Class B1,
7.05s, 2027	311,648	307,191	—	—	—	—
Ser. 93-4, Class A5,
7.05s, 2019	4,840	4,867	—	—	—	—

ASSET-BACKED SECURITIES* cont.	Growth 1.4%		Balanced 3.4%		Conservative 3.7%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Green Tree Financial Corp.
Ser. 98-4, Class A7,
6.87s, 2030	$41,719	$39,383	$105,902	$99,972	$75,237	$71,024
Ser. 93-3, Class B,
6.85s, 2018	124,302	110,615	58,068	51,673	—	—
Ser. 99-3, Class A7,
6.74s, 2031	80,559	80,358	109,650	109,376	112,634	112,352
Ser. 98-6, Class A7,
6.45s, 2030	—	—	50,880	50,802	36,674	36,617
Ser. 99-2, Class A7,
6.44s, 2030	—	—	421,759	361,125	587,798	503,293
Ser. 98-7, Class M1,
6.4s, 2030	118,000	65,032	218,000	120,143	136,000	74,952
Ser. 99-1, Class A6,
6.37s, 2025	242,554	242,555	342,823	342,823	213,906	213,906
Ser. 98-2, Class A5,
6.24s, 2016	8,732	8,097	—	—	—	—

Greenpoint Manufactured Housing
Ser. 00-3, Class IA,
8.45s, 2031	3,712,461	3,415,464	3,529,528	3,247,166	1,357,168	1,248,594
Ser. 99-5, Class M1A,
8.3s, 2026	—	—	198,000	179,547	157,000	142,368
Ser. 99-5, Class A4,
7.59s, 2028	126,995	126,169	160,728	159,682	110,128	109,412
Ser. 99-3, Class 1A5,
6.79s, 2023	2,918	2,901	—	—	—	—

GSAMP Trust FRB Ser. 06-HE5,
Class A2C, 0.396s, 2036	584,000	166,011	2,514,000	714,643	1,998,000	567,962

Guggenheim Structured
Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D,
1.796s, 2030	—	—	253,441	25,344	253,441	25,344
FRB Ser. 05-1A, Class D,
1.776s, 2030	—	—	105,068	11,557	100,774	11,085

High Income Trust Securities
144A FRB Ser. 03-1A, Class A,
0.728s, 2036	—	—	358,010	143,204	325,797	130,319

Home Equity Asset Trust
FRB Ser. 04-7, Class A3,
0.636s, 2035	309	231	—	—	—	—
FRB Ser. 06-1, Class 2A4,
0.576s, 2036	117,000	83,602	527,000	376,568	415,000	296,538

Impac CMB Trust FRB Ser. 04-8,
Class 1A, 0.966s, 2034	6,295	2,898	—	—	—	—

JPMorgan Mortgage Acquisition
Corp. FRB Ser. 06-FRE1, Class A4,
0.536s, 2035	100,000	55,615	443,000	246,376	347,000	192,986

ASSET-BACKED SECURITIES* cont.	Growth 1.4%		Balanced 3.4%		Conservative 3.7%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Lehman ABS Manufactured
Housing Contract
Ser. 01-B, Class M1,
6.63s, 2028	$185,000	$120,250	$171,000	$111,150	$176,000	$114,400
Ser. 01-B, Class A5,
5.873s, 2022	51,403	46,484	—	—	—	—
Ser. 01-B, Class A4,
5.27s, 2018	31,335	27,849	—	—	—	—

Lehman XS Trust FRB
Ser. 07-6, Class 2A1,
0.456s, 2037	903,496	381,789	4,199,159	1,774,430	3,244,189	1,370,890

LNR CDO, Ltd. 144A FRB
Ser. 03-1A, Class EFL,
3.245s, 2036	105,000	7,350	595,000	41,650	460,000	32,200

Local Insight Media Finance, LLC
Ser. 07-1W, Class A1,
5.53s, 2012	274,974	159,485	1,441,019	835,791	1,246,363	722,891

Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4,
0.866s, 2035	—	—	240,000	139,653	216,000	125,688
FRB Ser. 06-4, Class 2A4,
0.506s, 2036	111,000	39,377	503,000	178,437	394,000	139,770
FRB Ser. 06-1, Class 2A3,
0.436s, 2036	111,451	57,437	516,972	266,425	410,892	211,756

Madison Avenue Manufactured
Housing Contract FRB
Ser. 02-A, Class M2,
2.496s, 2032	507,000	426,387	—	—	—	—

Marriott Vacation Club Owner
Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	—	—	17,258	9,240	18,536	9,925
Ser. 04-2A, Class D, 5.389s, 2026	—	—	11,102	5,784	10,888	5,673
Ser. 04-1A, Class C, 5.265s, 2026	—	—	29,142	23,788	27,060	22,089
FRB Ser. 02-1A, Class A1,
0.94s, 2024	7,624	7,243	32,308	30,692	31,779	30,190

MASTR Asset Backed
Securities Trust
FRB Ser. 04-OPT2, Class A2,
0.596s, 2034	17,045	12,939	—	—	—	—
FRB Ser. 06-FRE2, Class A4,
0.396s, 2036	58,000	27,461	262,000	124,050	206,000	97,535
FRB Ser. 04-HE1, Class A1,
0.646s, 2034	382	375	—	—	—	—

Merrill Lynch Mortgage Investors, Inc.
Ser. 04-WMC3, Class B3,
5s, 2035	4,417	89	13,108	264	12,111	244
FRB Ser. 04-HE2, Class A1A,
0.646s, 2035	3,843	2,788	—	—	—	—

Mid-State Trust Ser. 11, Class B,
8.221s, 2038	63,416	58,573	169,275	156,350	130,826	120,836

ASSET-BACKED SECURITIES* cont.	Growth 1.4%		Balanced 3.4%		Conservative 3.7%
Principal			Principal		Principal
	amount	Value	amount	Value	amount	Value

Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5,
0.926s, 2035	$—	$—	$101,721	$57,520	$91,549	$51,768
FRB Ser. 05-HE1, Class M3,
0.766s, 2034	—	—	150,000	112,133	135,000	100,919
FRB Ser. 04-HE8, Class A4,
0.626s, 2034	6,211	4,642	—	—	—	—
FRB Ser. 06-NC4, Class M2,
0.546s, 2036	—	—	210,000	1,786	189,000	1,607

Navigator CDO, Ltd. 144A
FRB Ser. 03-1A, Class A1,
0.74s, 2015	12,640	12,260	21,962	21,304	20,797	20,173

New Century Home Equity
Loan Trust
Ser. 03-5, Class AI7,
5.15s, 2033	72,752	71,417	247,207	242,671	216,770	212,793
FRB Ser. 03-4, Class M3,
3.321s, 2033	—	—	10,841	6,377	9,757	5,739

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C,
0.406s, 2036	138,000	73,611	626,000	333,917	488,000	260,306
FRB Ser. 06-2, Class A2C,
0.396s, 2036	138,000	78,106	626,000	354,308	488,000	276,202

Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1,
7.96s, 2027	508,979	376,645	686,458	507,979	426,886	315,896
Ser. 00-A, Class A3,
7.945s, 2022	60,079	37,895	233,725	147,426	228,686	144,247
Ser. 95-B, Class B1,
7.55s, 2021	—	—	127,135	89,938	183,486	129,802
Ser. 00-D, Class A3,
6.99s, 2022	—	—	47,233	47,233	24,059	24,059
Ser. 98-A, Class M,
6.825s, 2028	454,000	287,391	219,000	138,631	—	—
Ser. 01-E, Class A4,
6.81s, 2031	540,207	410,557	712,256	541,315	771,307	586,193
Ser. 99-B, Class A3,
6.45s, 2017	105,858	93,155	224,014	197,132	207,375	182,490
Ser. 99-A, Class A3,
6.09s, 2029	139,528	132,833	—	—	—	—
Ser. 01-D, Class A3,
5.9s, 2022	74,995	44,503	590,253	350,259	458,067	271,819
Ser. 02-C, Class A1,
5.41s, 2032	312,052	271,485	684,799	595,775	633,705	551,323
Ser. 01-D, Class A2,
5.26s, 2019	44,922	30,547	—	—	274,605	186,732
Ser. 02-A, Class A2,
5.01s, 2020	162,072	131,565	—	—	81,036	65,783

ASSET-BACKED SECURITIES* cont.	Growth 1.4%		Balanced 3.4%		Conservative 3.7%
Principal			Principal		Principal
	amount	Value	amount	Value	amount	Value

Oakwood Mortgage
Investors, Inc. 144A
Ser. 01-B, Class A4,
7.21s, 2030	$—	$—	$64,164	$60,955	$84,922	$80,676
Ser. 01-B, Class A3,
6.535s, 2023	—	—	53,454	45,706	38,529	32,944

Origen Manufactured Housing
Ser. 04-B, Class A3,
4 3/4s, 2021	50,179	50,334	—	—	—	—

Ownit Mortgage Loan
Asset-Backed Certificates FRB
Ser. 06-7, Class A2A,
0.316s, 2037	247,921	199,802	—	—	—	—

Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4,
1.076s, 2036	—	—	97,000	16,320	88,000	14,806
FRB Ser. 04-WHQ2, Class A3A,
0.596s, 2035	463	460	3,735	3,715	3,623	3,603

People’s Financial Realty
Mortgage Securities Trust FRB
Ser. 06-1, Class 1A2,
0.376s, 2036	187,246	69,515	831,740	308,781	661,212	245,473

Popular ABS Mortgage Pass-Through
Trust FRB Ser. 04-4, Class AV1,
0.586s, 2034	3,459	1,886	—	—	—	—

Renaissance Home Equity Loan
Trust FRB Ser. 04-3, Class AV1,
0.666s, 2034	107,318	92,260	—	—	—	—

Residential Asset Mortgage
Products, Inc.
FRB Ser. 06-NC3, Class A2,
0.436s, 2036	107,140	80,896	496,595	374,951	394,812	298,100
FRB Ser. 06-RZ2, Class A2,
0.416s, 2036	191,864	162,313	—	—	—	—
FRB Ser. 07-RZ1, Class A2,
0.406s, 2037	207,000	101,030	840,000	409,979	667,000	325,543

Residential Asset Securities Corp.
FRB Ser. 06-EMX3, Class A2,
0.426s, 2036	641,499	449,049	—	—	—	—

Residential Asset Securities Corp.
144A Ser. 04-NT, Class Note,
4 1/2s, 2034 (In default) †	12,285	1	17,855	2	19,247	2

Saco I Trust FRB Ser. 05-10,
Class 1A1, 0.506s, 2036	75,620	25,866	138,210	47,276	152,171	52,051

SAIL Net Interest Margin Notes
144A Ser. 04-4A, Class B, 7 1/2s,
2034 (In default) †	—	—	49,135	—	—	—

Saxon Asset Securities Trust
FRB Ser. 04-3, Class A,
0.586s, 2034	20,877	17,557	—	—	—	—

ASSET-BACKED SECURITIES* cont.	Growth 1.4%		Balanced 3.4%		Conservative 3.7%
Principal			Principal		Principal
	amount	Value	amount	Value	amount	Value

Securitized Asset Backed
Receivables, LLC
FRB Ser. 05-HE1, Class M2,
0.896s, 2035	$—	$—	$128,250	$570	$115,425	$513
FRB Ser. 07-NC2, Class A2B,
0.386s, 2037	171,000	69,530	789,000	320,812	628,000	255,348
FRB Ser. 07-BR5, Class A2A,
0.376s, 2037	98,313	67,836	979,307	675,722	348,113	240,198
FRB Ser. 07-BR4, Class A2A,
0.336s, 2037	126,905	82,488	840,211	546,137	314,351	204,328

SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D,
PO, 0.456s, 2036	234,000	69,949	1,061,000	317,162	832,000	248,707
FRB Ser. 06-FRE1, Class A2B,
0.426s, 2036	—	—	442,029	185,054	351,177	147,019

Soundview Home Equity
Loan Trust
FRB Ser. 06-OPT3, Class 2A3,
0.416s, 2036	111,000	83,046	502,000	375,577	394,000	294,775
FRB Ser. 06-3, Class A3,
0.406s, 2036	587,000	346,622	2,527,000	1,492,188	2,009,000	1,186,310

Structured Asset Investment
Loan Trust FRB Ser. 06-BNC2,
Class A6, 0.506s, 2036	111,000	9,951	503,000	45,093	394,000	35,321

TIAA Real Estate CDO, Ltd.
Ser. 03-1A, Class E, 8s, 2038	—	—	349,000	34,900	299,000	29,900

TIAA Real Estate CDO, Ltd.
144A FRB Ser. 02-1A, Class III,
7.6s, 2037	100,000	24,500	384,000	94,080	278,000	68,110

UCFC Mfg. Hsg. Contract
Ser. 97-4, Class A4,
6.995s, 2029	343,682	326,498	—	—	—	—

WAMU Asset-Backed
Certificates FRB Ser. 07-HE2,
Class 2A1, 0.356s, 2037	304,859	189,013	1,792,632	1,111,432	2,976,763	1,845,593

Wells Fargo Home Equity
Trust FRB Ser. 07-1, Class A3,
0.566s, 2037	—	—	222,000	67,243	174,000	52,704

Whinstone Capital Management, Ltd.
144A FRB Ser. 1A, Class B3,
1.149s, 2044 (United Kingdom)	—	—	131,083	30,149	131,434	30,230

Total asset-backed securities
(cost $28,831,689, $67,328,760
and $53,515,513)		$25,383,642		$48,440,244		$37,793,764

INVESTMENT COMPANIES*	Growth 0.6%		Balanced 1.0%		Conservative 0.5%
	Shares	Value	Shares	Value	Shares	Value

Allied Capital Corp. †	64,426	$320,197	43,301	$215,206	20,234	$100,563

Ares Capital Corp.	13,550	201,082	8,960	132,966	4,239	62,907

BlackRock Kelso Capital Corp.	18,730	186,551	12,396	123,464	5,896	58,724

Harris & Harris Group, Inc. †	66,600	307,026	54,600	251,706	31,800	146,598

INVESTMENT COMPANIES* cont.	Growth 0.6%		Balanced 1.0%		Conservative 0.5%
	Shares	Value	Shares	Value	Shares	Value

iPath MSCI India Index ETN	9,100	$608,335	—	$—	—	$—

iShares MSCI EAFE Index Fund	18,481	1,034,936	8,900	498,400	3,600	201,600

iShares Russell 2000 Growth
Index Fund	6,713	491,660	4,602	337,050	2,109	154,463

iShares Russell 2000 Value
Index Fund	10,886	694,962	7,217	460,733	2,266	144,661

MCG Capital Corp. †	89,355	465,540	60,492	315,163	27,814	144,911

NGP Capital Resources Co.	37,174	316,722	24,767	211,015	11,527	98,210

S&P 500 Index Depository
Receipts (SPDR Trust Series 1)	41,218	4,822,094	83,567	9,776,503	31,604	3,697,352

SPDR KBW Bank ETF	61,900	1,597,639	49,100	1,267,271	23,500	606,535

Total investment companies
(cost $8,956,700, $11,921,114
and $4,146,486)		$11,046,744		$13,589,477		$5,416,524

COMMODITY LINKED NOTES*	Growth 0.6%		Balanced 0.6%		Conservative 0.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

UBS AG/ Jersey Branch144A
sr. notes Ser. CMCI, zero %,
2010 (indexed to the UBS
Bloomberg CMCI Composite)
(United Kingdom)	8,892,000	$9,695,611	7,399,000	$8,067,682	5,075,000	$5,533,651

Total commodity linked notes
(cost $8,892,000, $7,399,000
and $5,075,000)		$9,695,611		$8,067,682		$5,533,651

FOREIGN GOVERNMENT
BONDS AND NOTES*	Growth 0.4%		Balanced 0.6%		Conservative 0.8%
	Principal		Principal		Principal	Value
	amount	Value	amount	Value	amount	Value

Brazil (Federal Republic of)
notes zero %, 2012	BRL 4,130	$2,317,864	5,525	$3,100,775	4,838	$2,715,212

Japan (Government of)
20 yr sr. unsec. bonds
Ser. 115, 2.2s, 2029	JPY 422,000,000	4,547,895	546,000,000	5,884,243	542,000,000	5,841,135

Total foreign government
bonds and notes
(cost $7,196,200,$9,419,270
and $8,963,496)		$6,865,759		$8,985,018		$8,556,347

SENIOR LOANS* (c)	Growth 0.3%		Balanced 0.5%		Conservative 0.4%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Affinion Group, Inc. bank term
loan FRN Ser. B, 2.746s, 2012	$—	$—	$118,118	$117,350	$109,475	$108,763

Building Materials
Holdings Corp. bank term loan
FRN 3.005s, 2014	143,555	141,163	123,755	121,692	84,153	82,751

Claire’s Stores, Inc. bank term
loan FRN 3.001s, 2014	258,667	226,980	263,641	231,345	184,051	161,505

SENIOR LOANS* (c) cont.	Growth 0.3%		Balanced 0.5%		Conservative 0.4%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Dex Media West, LLC bank
term loan FRN Ser. A,
7 1/2s, 2014	$180,877	$172,230	$241,401	$229,860	$—	$—

First Data Corp. bank term
loan FRN Ser. B1,
2.998s, 2014	—	—	120,226	106,482	111,429	98,690

First Data Corp. bank term loan
FRN Ser. B3, 3.03s, 2014	690,829	609,484	798,618	704,581	—	—

Freescale Semiconductor, Inc.
bank term loan FRN
12 1/2s, 2014	65,421	67,208	69,095	70,982	34,381	35,320

Goodman Global Holdings, Inc.
bank term loan FRN Ser. B,
6 1/4s, 2011	316,433	317,617	422,670	424,251	30,710	30,825

Harrah’s Operating Co., Inc.
bank term loan FRN Ser. B2,
3.249s, 2015	—	—	99,243	85,520	91,981	79,262

Hawker Beechcraft
Acquisition Co., LLC bank term
loan FRN 2.251s, 2014	30,010	25,176	40,661	34,112	3,896	3,269

Hawker Beechcraft
Acquisition Co., LLC bank term
loan FRN Ser. B, 2.235s, 2014	621,629	521,503	827,878	694,531	68,220	57,231

Health Management Associates, Inc.
bank term loan FRN
2.001s, 2014	—	—	113,066	109,391	104,793	101,387

IASIS Healthcare Corp. bank
term loan FRN Ser. DD,
2.229s, 2014	—	—	28,971	27,836	26,851	25,799

IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan
FRN 7.62s, 2014	—	—	7,863	7,555	7,288	7,002

IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan
FRN Ser. B, 2.229s, 2014	—	—	83,709	80,430	77,584	74,545

Ineos Holdings, Ltd. bank term
loan FRN Ser. B2, 7 1/2s, 2013
(United Kingdom)	170,000	166,653	167,500	164,202	122,500	120,088

Ineos Holdings, Ltd. bank term
loan FRN Ser. C2, 8s, 2014
(United Kingdom)	170,000	166,653	167,500	164,202	122,500	120,088

Intelsat Corp. bank term loan
FRN Ser. B2, 2.728s, 2011	—	—	31,933	31,041	29,596	28,770

Intelsat Corp. bank term loan
FRN Ser. B2-A, 2.728s, 2013	—	—	31,942	31,050	29,605	28,778

Intelsat Corp. bank term loan
FRN Ser. B2-C, 2.728s, 2013	—	—	31,933	31,041	29,596	28,770

Intelsat, Ltd. bank term loan
FRN 3.228s, 2014 (Luxembourg)	400,000	371,800	540,000	501,930	460,000	427,570

Lyondell Chemical Co. bank
term loan FRN 7.69s, 2010	405,000	430,515	400,000	425,200	290,000	308,270

SENIOR LOANS* (c) cont.	Growth 0.3%		Balanced 0.5%		Conservative 0.4%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

National Bedding Co. bank term
loan FRN 2.317s, 2011	$—	$—	$51,929	$50,405	$48,010	$46,601

Pinnacle Foods Holding Corp.
bank term loan FRN Ser. B,
2.979s, 2014	—	—	118,544	114,461	109,870	106,086

Polypore, Inc. bank term loan
FRN Ser. B, 2.48s, 2014	—	—	117,798	113,381	109,179	105,084

Revlon Consumer Products bank
term loan FRN 6s, 2015	215,000	212,447	215,000	212,447	155,000	153,159

Six Flags Theme Parks bank
term loan FRN 2.48s, 2015	184,530	183,647	159,594	158,829	104,734	104,232

Six Flags Theme Parks bank term
loan FRN Ser. B, 5 3/4s, 2016	180,000	178,200	155,000	153,450	105,000	103,950

Smurfit-Stone Container
Enterprises, Inc. bank term loan
FRN 6 3/4s, 2016 U	205,000	204,963	205,000	204,963	145,000	144,974

Spectrum Brands, Inc. bank
term loan FRN 1 1/2s, 2013	—	—	7,849	7,821	7,274	7,249

Spectrum Brands, Inc. bank
term loan FRN Ser. B1, 8.002s, 2013 —		—	113,473	113,077	105,170	104,803

Thomas Learning bank term loan
FRN Ser. B, 2 3/4s, 2014	84,351	74,229	79,389	69,863	54,580	48,031

TXU Energy Corp. bank term
loan FRN Ser. B2, 3.729s, 2014	—	—	120,226	98,535	111,429	91,325

TXU Energy Corp. bank term
loan FRN Ser. B3, 3.729s, 2014	713,171	578,061	733,120	594,231	498,721	404,238

Univision Communications, Inc.
bank term loan FRN Ser. B,
2.501s, 2014	—	—	123,000	109,357	114,000	101,355

Visteon Corp. bank term loan
FRN Ser. B, 5 1/4s, 2013	480,000	532,800	635,000	704,850	—	—

West Corp. bank term loan FRN
Ser. B2, 2.624s, 2013	—	—	120,781	117,252	111,943	108,673

Yankee Candle Co., Inc. bank
term loan FRN 2 1/4s, 2014	—	—	56,578	55,291	52,703	51,504

Total senior loans
(cost $5,273,124, $7,339,145
and $3,599,946)		$5,181,329		$7,272,797		$3,609,947

CONVERTIBLE BONDS
AND NOTES*	Growth 0.2%		Balanced 0.2%		Conservative 0.2%
Principal aount			Principal		Principal
	amount	Value	amount	Value	amount	Value

Advanced Micro Devices, Inc.
cv. sr. unsec. notes 6s, 2015	$395,000	$378,706	$400,000	$383,500	$275,000	$263,656

Alexandria Real Estate Equities, Inc.
144A cv. company guaranty
sr. unsec. notes 3.7s, 2027 R	215,000	210,700	220,000	215,600	155,000	151,900

CONVERTIBLE BONDS
AND NOTES* cont.	Growth 0.2%		Balanced 0.2%		Conservative 0.2%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Alliant Techsystems, Inc. cv.
company guaranty sr. sub.
notes 3s, 2024	$295,000	$343,306	$315,000	$366,581	$215,000	$250,206

ArcelorMittal cv. sr. unsec.
unsub. notes 5s, 2014
(Luxembourg)	75,000	119,063	65,000	103,188	45,000	71,438

Digital Realty Trust LP 144A
cv. sr. unsec. notes
5 1/2s, 2029 R	155,000	212,447	165,000	226,153	115,000	157,622

Ford Motor Co. cv. sr. unsec.
notes 4 1/4s, 2016	49,000	73,363	39,000	58,391	24,000	35,933

General Cable Corp. cv.
unsec. sub. notes stepped-
coupon 4 1/2s (2 1/4s,
11/15/19) 2029 ††	740,000	711,325	—	—	—	—

General Growth Properties, Inc.
144A cv. sr. notes 3.98s,
2027 (In default) † R	660,000	683,100	740,000	765,900	515,000	533,025

Jazz Technologies, Inc. cv.
company guaranty sr. unsec.
unsub. notes 8s, 2011	155,000	146,475	160,000	151,200	110,000	103,950

L-3 Communications
Holdings, Inc. cv. company
sr. unsec. bonds 3s, 2035	580,000	610,450	590,000	620,975	375,000	394,688

Steel Dynamics, Inc. cv. sr.
notes 5 1/8s, 2014	60,000	73,575	55,000	67,444	40,000	49,050

Titan International, Inc. 144A
cv. sr. sub. notes 5 5/8s, 2017	95,000	100,710	85,000	90,109	60,000	63,606

Trinity Industries, Inc. cv. unsec.
sub. notes 3 7/8s, 2036	175,000	137,156	155,000	121,481	105,000	82,294

Total convertible bonds and
notes (cost $3,646,469, $2,995,858
and $2,037,284)		$3,800,376		$3,170,522		$2,157,368

PURCHASED OPTIONS		Growth 0.2%		Balanced 0.2%		Conservative 0.3%
OUTSTANDING*	Expiration date/	Contract		Contract		Contract
	strike price	amount	Value	amount	Value	amount	Value

Dendreon Corp. (Put)	May-10/$25.00	5,475	$10,348	3,795	$7,173	1,623	$3,067

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 3.665%
versus the three month
USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665	$20,722,200	266,695	$13,610,800	175,171	$14,553,200	187,300

Option on an interest rate
swap with Barclays Bank PLC
for the right to receive a fixed
rate of 3.7375% versus the
three month USD-LIBOR-BBA
maturing March 9, 2021.	Mar-11/3.7375	20,722,200	304,824	13,610,800	200,215	14,553,200	214,078

PURCHASED OPTIONS		Growth 0.2%		Balanced 0.2%		Conservative 0.3%
OUTSTANDING* cont.	Expiration date/	Contract		Contract		Contract
	strike price	amount	Value	amount	Value	amount	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 3.995%
versus the three month
USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	$13,401,600	$274,599	$8,035,400	$164,645	$11,401,400	$233,615

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to pay
a fixed rate of 3.995% versus
the three month
USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	13,401,600	352,730	8,035,400	211,492	11,401,400	300,085

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 3.965%
versus the three month
USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	8,934,500	171,810	5,356,900	103,013	7,600,900	146,165

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
pay a fixed rate of 3.965%
versus the three month
USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	8,934,500	246,414	5,356,900	147,743	7,600,900	209,633

Option on an interest rate
swap with Barclays Bank
PLC for the right to receive a
fixed rate of 3.95% versus
the three month
USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	9,624,800	179,888	5,873,300	109,772	9,329,800	174,374

Option on an interest rate
swap with Barclays Bank PLC
for the right to pay a fixed rate
of 3.95% versus the three month
USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	9,624,800	272,286	5,873,300	166,156	9,329,800	263,940

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 3.885%
versus the three month
USD-LIBOR-BBA maturing
May 12, 2020.	May-10/3.885	7,291,400	84,434	18,231,500	211,121	12,783,800	148,036

PURCHASED OPTIONS		Growth 0.2%		Balanced 0.2%		Conservative 0.3%
OUTSTANDING* cont.	Expiration date/	Contract		Contract		Contract
	strike price	amount	Value	amount	Value	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank,
N.A. for the right to pay a fixed
rate of 3.885% versus the three
month USD-LIBOR-BBA
maturing May 12, 2020.	May-10/3.885	$7,291,400	$74,299	$18,231,500	$185,779	$12,783,800	$130,267

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 3.885%
versus the three month
USD-LIBOR-BBA maturing
May 26, 2020.	May-10/3.885	1,823,000	22,733	4,557,900	56,837	3,195,900	39,853

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
pay a fixed rate of 3.885%
versus the three month
USD-LIBOR-BBA
maturing May 26, 2020.	May-10/3.885	1,823,000	23,444	4,557,900	58,615	3,195,900	41,099

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 3.885%
versus the three month
USD-LIBOR-BBA maturing
May 19, 2020.	May-10/3.885	1,823,000	21,967	4,557,900	54,923	3,195,900	38,511

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
pay a fixed rate of 3.885%
versus the three month
USD-LIBOR-BBA
maturing May 19, 2020.	May-10/3.885	1,823,000	21,056	4,557,900	52,644	3,195,900	36,913

Option on an interest rate
swap with Barclays Bank
PLC for the right to receive
a fixed rate of 3.95% versus
the three month
USD-LIBOR-BBA
maturing May 13, 2020.	May-10/3.95	—	—	7,871,700	116,895	2,098,700	31,166

Option on an interest rate
swap with Barclays Bank
PLC for the right to pay a
fixed rate of 3.95% versus the
three month USD-LIBOR-BBA
maturing May 13, 2020.	May-10/3.95	—	—	7,871,700	63,525	2,098,700	16,937

PURCHASED OPTIONS			Growth 0.2%		Balanced 0.2%		Conservative 0.3%
OUTSTANDING* cont.		Expiration date/	Contract		Contract		Contract
		strike price	amount	Value	amount	Value	amount	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 4.235%
versus the three month
USD-LIBOR-BBA maturing
June 11, 2020.		Jun-10/4.235	$21,257,000	$693,404	$10,378,000	$338,530	$13,729,000	$447,840

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 4.23%
versus the three month
USD-LIBOR-BBA
maturing June 9, 2020.		Jun-10/4.23	21,257,000	687,026	10,378,000	335,417	13,729,000	443,721

Total purchased options
outstanding (cost $4,094,074,
$3,454,374 and $3,591,854)			$3,707,957		$2,759,666		$3,106,600

MUNICIPAL BONDS
AND NOTES*			Growth —%		Balanced 0.1%		Conservative 0.1%
			Principal		Principal		Principal
			amount	Value	amount	Value	amount	Value

IL State G.O. Bonds
4 421s, 1/1/15			$50,000	$50,446	$105,000	$105,937	$135,000	$136,204
4.071s, 1/1/14			150,000	151,710	315,000	318,591	400,000	404,560

MI Tobacco Settlement Fin.
Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34			—	—	210,000	169,166	220,000	177,221

Tobacco Settlement Fin.
Auth. of WVA Rev. Bonds,
Ser. A, 7.467s, 6/1/47			—	—	635,000	504,889	500,000	397,550

Total municipal bonds and notes
(cost $200,000, $1,264,979
and $1,254,977)				$202,156	$1,098,583		$1,115,535

PREFERRED STOCKS*			Growth —%		Balanced —%		Conservative —%
			Shares	Value	Shares	Value	Shares	Value

GMAC, Inc. 144A Ser. G, 7.00% pfd.			221	$168,457	249	$189,800	144	$109,764

Total preferred stocks
(cost $131,557, $82,779
and $48,594)				$168,457	$189,800			$109,764

WARRANTS* †			Growth —%		Balanced —%		Conservative —%
	Expiration	Strike
	date	Price	Warrants	Value	Warrants	Value	Warrants	Value
AboveNet, Inc.	9/08/10	$24.00	58	$4,524	—	$—	29	$2,262

Charter Communication
Class A	11/30/14	46.86	62	326	37	194	12	63

Vertis Holdings, Inc. F	10/18/15	0.01	265	—	154	—	66	—

Total warrants
(cost $186, $111 and $36)				$4,850		$194		$2,325

CONVERTIBLE PREFERRED STOCKS*	Growth —%		Balanced —%		Conservative —%
	Shares	Value	Shares	Value	Shares	Value

Lehman Brothers Holdings, Inc.
Ser. P, 7.25% cv. pfd. (In default) †	684	$1,703	912	$2,271	—	$—

Total convertible preferred stocks
(cost $644,723, $859,630 and $—)		$1,703		$2,271		$—

SHORT-TERM INVESTMENTS*	Growth 27.5%		Balanced 27.3%		Conservative 37.4%
	Principal		Principal		Principal
	amount/		amount/		amount/
	shares	Value	shares	Value	shares	Value

Atlantic Asset Securitization Corp.
for an effective yield of 0.20%,
April 15, 2010	$—	$—	$—	$—	$15,000,000	$14,998,832

Barton Capital Corp. for an
effective yield of 0.20%,
April 7, 2010	—	—	—	—	10,000,000	9,999,667

Federal Home Loan Mortgage
Corporation for an effective
yield of 0.16%, May 10, 2010 ##	—	—	—	—	20,000,000	19,996,533

Gotham Funding Corp. for
an effective yield of 0.21%,
April 15, 2010	—	—	—	—	10,000,000	9,999,183

Natixis Commercial Paper Corp.
for an effective yield of 0.26%,
May 18, 2010	—	—	—	—	11,000,000	10,996,266

Victory Receivables Corp. for
an effective yield of 0.23%,
April 16, 2010	—	—	—	—	16,887,999	16,886,382

U.S. Treasury Bills for effective
yields from 0.30% to 0.45%,
April 1, 2010 #	6,233,000	6,233,000	—	—	—	—

U.S. Treasury Bills for effective
yields from 0.34% to 0.38%,
June 10, 2010 #	3,125,000	3,122,678	—	—	—	—

U.S. Treasury Bills for effective
yields from 0.23% to 0.35%,
July 15, 2010 # ##	34,752,003	34,717,074	28,577,001	28,548,280	—	—

U.S. Treasury Bills for effective
yields from 0.23% to 0.40%,
November 18, 2010 # ##	46,300,000	46,182,074	56,406,001	56,262,334	57,397,002	57,250,810

U.S. Treasury Bills for effective
yields from 0.18% to 0.26%,
August 26, 2010 # ##	25,685,001	25,664,503	21,083,000	21,066,176	7,479,999	7,474,031

SHORT-TERM INVESTMENTS* cont.	Growth 27.5%		Balanced 27.3%		Conservative 37.4%
	Principal		Principal		Principal
	amount/		amount/		amount/
	shares	Value	shares	Value	shares	Value

Interest in $200,000,000 joint triparty
repurchase agreement dated
March 31, 2010 with The Bank of New
York Mellon due April 1, 2010 —
maturity value of $250,000 for an
effective yield of 0.02%
(collateralized by various mortgage
backed securities with coupon rates
ranging from 4.0% to 6.0% and due
dates ranging from April 1, 2025
to September 1, 2039 valued at
$204,000,000)	$250,000	$250,000	$—	$—	$—	$—

Short-term investments held
as collateral for loaned securities
with yields ranging from 0.01%
to 0.27% and due dates ranging
from April 1, 2010 to
May 28, 2010 [d]	47,177,790	47,171,865	32,228,194	32,224,105	10,419,330	10,418,041

Putnam Money Market
Liquidity Fund [e]	319,522,705	319,522,705	245,505,769	245,505,769	223,934,206	223,934,206

Total short-term investments
(cost $482,898,128, $383,629,310
and $381,985,927)		$482,863,899		$383,606,664		$381,953,951

TOTAL INVESTMENTS

Total investments (cost $1,863,010,415,
$1,725,573,726 and $1,447,225,123)		$2,010,890,879		$1,830,216,371	$1,519,181,326

Key to holding’s currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
PLN	Polish Zloty

Key to holding’s abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GDR	Global Depository Receipts
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes

Key to holding’s abbreviations cont.

MTNA	Medium Term Notes Class A
MTNC	Medium Term Notes Class C
MTNE	Medium Term Notes Class E
MTNI	Medium Term Notes Class I
OJSC	Open Joint Stock Company
NVDR	Non-voting Depository Receipt
PJSC	Public Joint Stock Company
PO	Principal Only
SDR	Swedish Depository Receipts
TBA	To Be Announced Commitments

* Percentages indicated are based on net assets as follows:

Growth portfolio	$1,758,201,518
Balanced portfolio	1,405,048,050
Conservative portfolio	1,020,951,607

† Non-income-producing security.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts, for one or more of the funds, at March 31, 2010.

## These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts, for one or more of the funds, at March 31, 2010.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at March 31, 2010. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

d See Note 1 to the financial statements regarding securities lending.

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (“ASC 820”) based on the securities valuation inputs.

i Securities purchased with cash or securities received, that were pledged to one or more of the funds for collateral on certain derivative contracts (Note 1).

R Real Estate Investment Trust.

SG Securities on loan, in part or in entirety, at March 31, 2010 (Growth portfolio).

SB Securities on loan, in part or in entirety, at March 31, 2010 (Balanced portfolio).

SC Securities on loan, in part or in entirety, at March 31, 2010 (Conservative portfolio).

U This security, in part or in entirety, represents unfunded loan commitments (Note 8).

At March 31, 2010, liquid assets totaling $579,776,697, $719,006,581 and $869,970,244 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, ADS, SDR, GDR or GDS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at March 31, 2010. The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2010.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at March 31, 2010 (as a percentage of Portfolio Value):

Growth Portfolio

United States	78.1%	Brazil	0.8%

United Kingdom	3.6	Switzerland	0.8

Japan	3.5	South Korea	0.6

France	1.5	Canada	0.5

China	1.3	Netherlands	0.5

Italy	1.2	Other	6.4

Australia	1.2	Total	100.0%

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at March 31, 2010 (as a percentage of Portfolio Value):

Balanced Portfolio

United States	87.0%	Italy	0.7%

United Kingdom	2.5	Canada	0.6

Japan	2.4	Switzerland	0.6

France	1.0	Other	4.4

Australia	0.8	Total	100.0%

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at March 31, 2010 (as a percentage of Portfolio Value):

Conservative Portfolio

United States	90.6%	Canada	0.5%

United Kingdom	2.0	Australia	0.5

Japan	1.7	Other	4.0

France	0.7	Total	100.0%

Growth Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/10 (aggregate face value $293,205,309) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$88,736,426	$87,020,127	4/22/10	$1,716,299

Brazilian Real	4,564,628	4,539,426	4/22/10	25,202

British Pound	15,422,700	15,241,470	4/22/10	181,230

Canadian Dollar	24,391,946	23,907,143	4/22/10	484,803

Chilean Peso	188,176	187,817	4/22/10	359

Czech Koruna	1,867,743	1,842,025	4/22/10	25,718

Danish Krone	1,638,893	1,650,991	4/22/10	(12,098)

Euro	28,735,701	28,814,533	4/22/10	(78,832)

Hong Kong Dollar	720,807	720,995	4/22/10	(188)

Hungarian Forint	3,257,103	3,237,297	4/22/10	19,806

Japanese Yen	33,265,341	34,866,429	4/22/10	(1,601,088)

Mexican Peso	2,517,981	2,440,590	4/22/10	77,391

New Zealand Dollar	603,019	590,831	4/22/10	12,188

Norwegian Krone	45,772,035	45,990,564	4/22/10	(218,529)

Polish Zloty	5,771,908	5,701,714	4/22/10	70,194

Singapore Dollar	4,367,701	4,351,223	4/22/10	16,478

South African Rand	5,504,938	5,270,031	4/22/10	234,907

South Korean Won	2,101,326	2,073,400	4/22/10	27,926

Swedish Krona	15,095,542	15,145,737	4/22/10	(50,195)

Swiss Franc	6,372,093	6,217,600	4/22/10	154,493

Turkish Lira (New)	3,430,873	3,395,366	4/22/10	35,507

Total				$1,121,571

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/10 (aggregate face value $340,482,039) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$6,193,818	$6,070,657	4/22/10	$(123,161)

Brazilian Real	2,666,107	2,651,541	4/22/10	(14,566)

British Pound	40,087,644	39,616,293	4/22/10	(471,351)

Canadian Dollar	12,955,634	12,616,890	4/22/10	(338,744)

Chilean Peso	1,241,256	1,254,979	4/22/10	13,723

Czech Koruna	4,017,434	3,966,538	4/22/10	(50,896)

Danish Krone	340,064	342,574	4/22/10	2,510

Euro	127,368,970	127,562,325	4/22/10	193,355

Hong Kong Dollar	3,956,963	3,957,954	4/22/10	991

Hungarian Forint	573,071	572,144	4/22/10	(927)

Japanese Yen	43,441,455	45,130,941	4/22/10	1,689,486

Mexican Peso	607,986	589,884	4/22/10	(18,102)

New Zealand Dollar	1,947,109	1,908,053	4/22/10	(39,056)

Norwegian Krone	5,728,381	5,733,199	4/22/10	4,818

Polish Zloty	3,441,187	3,397,876	4/22/10	(43,311)

Singapore Dollar	11,945,126	11,902,910	4/22/10	(42,216)

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/10 (aggregate face value $340,482,039) (Unaudited) cont.

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

South African Rand	$3,622,834	$3,461,483	4/22/10	$(161,351)

South Korean Won	2,067,632	2,037,660	4/22/10	(29,972)

Swedish Krona	21,601,551	21,720,469	4/22/10	118,918

Swiss Franc	38,871,261	38,127,842	4/22/10	(743,419)

Taiwan Dollar	7,907,805	7,859,827	4/22/10	(47,978)

Total				$(101,249)

FUTURES CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

				Unrealized
Number of			Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Short)	56	$5,181,285	Apr-10	$(149,537)

DAX Index (Long)	105	21,775,226	Jun-10	793,852

Dow Jones Euro Stoxx
50 Index (Long)	804	30,960,799	Jun-10	464,243

Dow Jones Euro Stoxx
50 Index (Short)	797	30,691,240	Jun-10	(540,939)

Euro-Bobl 5 yr (Short)	8	1,265,120	Jun-10	(3,160)

Euro-Bund 10 yr (Long)	2	333,218	Jun-10	885

Euro-CAC 40 Index (Short)	448	24,032,087	Apr-10	(431,139)

Euro-Schatz 2 yr (Long)	8	1,174,839	Jun-10	594

FTSE 100 Index (Short)	338	28,784,681	Jun-10	(302,865)

FTSE/MIB Index (Long)	123	18,598,936	Jun-10	331,853

Hang Seng Index (Short)	81	11,074,524	Apr-10	(275,746)

IBEX 35 Index (Long)	34	4,978,829	Apr-10	(36,969)

Japanese Government Bond
10 yr (Short)	12	17,750,856	Jun-10	73,573

Japanese Government Bond
10 yr Mini (Long)	38	5,615,818	Jun-10	(45,710)

MSCI EAFE Index E-Mini (Long)	60	4,721,400	Jun-10	48,780

NASDAQ 100 Index E-Mini (Short)	284	11,108,660	Jun-10	(226,348)

OMXS 30 Index (Short)	268	3,781,793	Apr-10	(51,142)

Russell 2000 Mini (Long)	764	51,730,440	Jun-10	376,652

Russell 2000 Mini (Short)	46	3,114,660	Jun-10	(22,862)

S&P 500 Index (Long)	84	24,469,200	Jun-10	506,835

S&P 500 Index E-Mini (Long)	5,924	345,147,050	Jun-10	7,171,002

S&P 500 Index E-Mini (Short)	722	42,065,525	Jun-10	(876,870)

S&P Mid Cap 400 Index E-Mini (Long)	806	63,520,860	Jun-10	1,026,038

S&P Mid Cap 400 Index E-Mini (Short)	281	22,145,610	Jun-10	(358,837)

S&P/TSX 60 Index (Short)	30	4,155,893	Jun-10	(35,786)

SGX MSCI Singapore Index (Short)	36	1,750,447	Apr-10	9,113

SPI 200 Index (Short)	125	13,976,810	Jun-10	(43,491)

Tokyo Price Index (Short)	151	15,796,500	Jun-10	(981,265)

U.S. Treasury Bond 20 yr (Long)	1,224	142,137,000	Jun-10	457,361

U.S. Treasury Bond 20 yr (Short)	160	18,580,000	Jun-10	(197,940)

U.S. Treasury Bond 30 yr (Long)	88	10,557,250	Jun-10	(187,179)

FUTURES CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 2 yr (Long)	526	$114,117,344	Jun-10	$22,866

U.S. Treasury Note 2 yr (Short)	167	36,231,172	Jun-10	(33,756)

U.S. Treasury Note 5 yr (Short)	663	76,141,406	Jun-10	312,826

U.S. Treasury Note 10 yr (Long)	587	68,238,750	Jun-10	274,323

U.S. Treasury Note 10 yr (Short)	371	43,128,750	Jun-10	14,330

Total				$7,083,585

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $18,738,799) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Dendreon Corp. (Call)		5,475	May-10/$45.00	$13,742

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
1.79% versus the six month EUR-EURIBOR-Telerate
maturing May 13, 2012.	EUR	22,900,000	May-10/1.79	6,186

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 1.79%
versus the six month EUR-EURIBOR-Telerate maturing
May 13, 2012.	EUR	22,900,000	May-10/1.79	167,955

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.02%
versus the three month USD-LIBOR-BBA maturing
September 28, 2020.		$1,609,700	Sep-10/4.02	35,011

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.02%
versus the three month USD-LIBOR-BBA maturing
September 28, 2020.		1,609,700	Sep-10/4.02	42,400

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.02%
versus the three month USD-LIBOR-BBA maturing
September 28, 2020.		6,096,900	Sep-10/4.02	132,608

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.02%
versus the three month USD-LIBOR-BBA maturing
September 28, 2020.		6,096,900	Sep-10/4.02	160,592

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
July 26, 2021.		3,571,000	Jul-11/4.46	140,947

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.		3,571,000	Jul-11/4.46	146,375

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
July 26, 2021.		16,037,000	Jul-11/4.46	632,980

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.		16,037,000	Jul-11/4.46	657,357

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $18,738,799) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	$1,261,000	Aug-11/4.475	$50,150

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	1,261,000	Aug-11/4.475	53,933

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	4,286,000	Aug-11/4.475	170,454

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	4,286,000	Aug-11/4.475	183,312

Option on an interest rate swap with Citibank, N.A.
for the obligation to pay a fixed rate of 4.49%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	2,152,000	Aug-11/4.49	87,005

Option on an interest rate swap with Citibank, N.A.
for the obligation to receive a fixed rate of 4.49%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	2,152,000	Aug-11/4.49	90,449

Option on an interest rate swap with Citibank, N.A.
for the obligation to pay a fixed rate of 4.49%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	6,368,000	Aug-11/4.49	257,458

Option on an interest rate swap with Citibank, N.A.
for the obligation to receive a fixed rate of 4.49%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	6,368,000	Aug-11/4.49	267,647

Option on an interest rate swap with Citibank, N.A.
for the obligation to pay a fixed rate of 4.52% versus
the three month USD-LIBOR-BBA maturing
July 26, 2021.	3,349,000	Jul-11/4.52	140,892

Option on an interest rate swap with Citibank, N.A.
for the obligation to receive a fixed rate of 4.52%
versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	3,349,000	Jul-11/4.52	129,774

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.525% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	3,571,000	Jul-11/4.525	151,053

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.525% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	3,571,000	Jul-11/4.525	137,698

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	15,040,000	Jul-11/4.52	632,733

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $18,738,799) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	$15,040,000	Jul-11/4.52	$582,800

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.525% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	16,037,000	Jul-11/4.525	678,365

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.525% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	16,037,000	Jul-11/4.525	618,387

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	1,674,500	Jul-11/4.5475	72,506

Option on an interest rate swap with Citibank, N.A.
for the obligation to receive a fixed rate of 4.5475%
versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	1,674,500	Jul-11/4.5475	63,212

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	7,520,000	Jul-11/4.5475	325,616

Option on an interest rate swap with Citibank, N.A.
for the obligation to receive a fixed rate of 4.5475%
versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	7,520,000	Jul-11/4.5475	283,880

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	1,076,000	Aug-11/4.55	46,290

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	1,076,000	Aug-11/4.55	42,814

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,184,000	Aug-11/4.55	136,976

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,184,000	Aug-11/4.55	126,691

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	3,443,400	Mar-11/4.7375	71,175

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.665% versus the three month USD-LIBOR-BBA
maturing March 8, 2021.	3,443,400	Mar-11/4.665	77,063

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	17,278,800	Mar-11/4.7375	357,153

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $18,738,799) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.665% versus the three month USD-LIBOR-BBA
maturing March 8, 2021.	$17,278,800	Mar-11/4.665	$386,700

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,217,000	Aug-11/4.70	60,923

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,217,000	Aug-11/4.70	41,232

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	3,894,000	Aug-11/4.70	194,934

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	3,894,000	Aug-11/4.70	131,929

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.745% versus the three month USD-LIBOR-BBA
maturing July 27, 2021.	5,356,500	Jul-11/4.745	281,805

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.745% versus the three month USD-LIBOR-BBA
maturing July 27, 2021.	5,356,500	Jul-11/4.745	169,319

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.745% versus the three month USD-LIBOR-BBA
maturing July 27, 2021.	24,055,500	Jul-11/4.745	1,265,560

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.745% versus the three month USD-LIBOR-BBA
maturing July 27, 2021.	24,055,500	Jul-11/4.745	760,394

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.23% versus the three month USD-LIBOR-BBA
maturing June 9, 2020.	5,222,000	Jun-10/5.23	418

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA
maturing June 11, 2020.	5,222,000	Jun-10/5.235	470

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.23% versus the three month USD-LIBOR-BBA
maturing June 9, 2020.	16,035,000	Jun-10/5.23	1,283

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA
maturing June 11, 2020.	16,035,000	Jun-10/5.235	1,443

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $18,738,799) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	$284,580	Feb-15/5.27	$17,135

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.27% versus the three month USD-LIBOR-BBA
maturing February 12, 2025.	284,580	Feb-15/5.27	18,005

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	1,902,900	Feb-15/5.27	114,574

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.27% versus the three month USD-LIBOR-BBA
maturing February 12, 2025.	1,902,900	Feb-15/5.27	120,396

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	1,917,500	May-12/5.51	161,859

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.51% versus the three month USD-LIBOR-BBA
maturing May 14, 2022.	1,917,500	May-12/5.51	54,203

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	2,196,500	May-12/5.51	185,409

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.51% versus the three month USD-LIBOR-BBA
maturing May 14, 2022.	2,196,500	May-12/5.51	62,090

Total			$12,001,720

TBA SALE COMMITMENTS OUTSTANDING at 3/31/10 (proceeds receivable $73,235,781) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, May 1, 2040	$11,000,000	5/13/10	$11,727,461

FNMA, 6s, April 1, 2040	11,000,000	4/13/10	11,682,343

FNMA, 5 1/2s, April 1, 2040	21,000,000	4/13/10	22,127,109

FNMA, 5s, April 1, 2040	5,000,000	4/13/10	5,156,641

FNMA, 4 1/2s, April 1, 2040	15,000,000	4/13/10	15,028,125

GNMA, 5 1/2s, March 1, 2040	7,000,000	3/18/10	7,420,547

Total			$73,142,226

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$96,662,300		$43,964	3/11/25	4.23%	3 month USD-
						LIBOR-BBA	$(18,959)

	1,693,700		(576)	3/11/12	3 month USD-
					LIBOR-BBA	1.12%	(45)

	141,027,700		(401,753)	3/25/20	3 month USD-
					LIBOR-BBA	3.69%	(1,696,406)

	1,853,500		(995)	3/25/30	4.3%	3 month USD-
						LIBOR-BBA	23,969

	76,831,400		41,717	3/25/30	3 month USD-
					LIBOR-BBA	4.3%	(993,083)

	13,471,000		—	9/10/10	3 month USD-
					LIBOR-BBA	3.22969%	195,984

	200,852,000		—	9/18/10	3 month USD-
					LIBOR-BBA	2.86667%	2,573,664

Barclays Bank PLC
AUD	2,420,000	E	—	2/4/20	6 month AUD-
					BBR-BBSW	6.8%	16,838

	$27,247,800		(36,946)	3/5/19	3.53%	3 month USD-
						LIBOR-BBA	165,492

	12,131,700		15,795	3/5/19	3 month USD-
					LIBOR-BBA	3.53%	(74,337)

	12,847,800	E	—	3/9/21	4.2375%	3 month USD-
						LIBOR-BBA	72,333

	36,209,400		—	3/22/12	1.1175%	3 month USD-
						LIBOR-BBA	13,249

	87,872,000		(82,389)	1/21/15	2.71%	3 month USD-
						LIBOR-BBA	(769,133)

Citibank, N.A.
	4,100,000		—	11/6/14	2.775%	3 month USD-
						LIBOR-BBA	(83,098)

	70,812,000		3,732	11/12/24	3 month USD-
					LIBOR-BBA	4.04%	(401,628)

	10,400,000		—	9/5/13	3.905%	3 month USD-
						LIBOR-BBA	(682,774)

Credit Suisse International
EUR	22,920,000		—	2/16/12	6 month EUR-
					EURIBOR-
					REUTERS	1.543%	101,270

	$102,030,100		(576,737)	2/22/40	4.58%	3 month USD-
						LIBOR-BBA	(2,320,070)

	123,632,700		2,953	3/19/11	3 month USD-
					LIBOR-BBA	0.5%	(15,533)

	117,215,200		(16,105)	3/19/12	1.09%	3 month USD-
						LIBOR-BBA	68,625

	22,332,400		(4,745)	3/19/15	2.6%	3 month USD-
						LIBOR-BBA	84,574

	77,591,600		—	3/22/12	1.1075%	3 month USD-
						LIBOR-BBA	43,327

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
	$40,170,000		$—	9/18/10	3 month USD-
					LIBOR-BBA	2.91916%	$525,532

	6,998,000		—	10/9/10	3 month USD-
					LIBOR-BBA	2.81%	181,048

	127,471,000		(57,582)	12/16/13	2.23%	3 month USD-
						LIBOR-BBA	(1,215,000)

	59,562,000		41,946	12/18/11	1.23%	3 month USD-
						LIBOR-BBA	(417,737)

	1,365,000		—	11/19/14	2.505%	3 month USD-
						LIBOR-BBA	(7,998)

	4,100,000		—	11/6/14	2.7626%	3 month USD-
						LIBOR-BBA	(80,679)

	2,730,000		—	11/10/14	2.6875%	3 month USD-
						LIBOR-BBA	(42,612)

Deutsche Bank AG
	19,101,000		(171,720)	2/3/40	4.41%	3 month USD-
						LIBOR-BBA	7,434

	215,010,000		(265,733)	2/3/14	2.25%	3 month USD-
						LIBOR-BBA	(1,173,215)

EUR	11,460,000		—	2/26/12	6 month EUR-
					EURIBOR-
					REUTERS	1.486%	28,762

EUR	11,460,000		—	3/1/12	6 month EUR-
					EURIBOR-
					REUTERS	1.438%	12,459

	$35,380,600		(93,272)	3/10/19	3.58%	3 month USD-
						LIBOR-BBA	53,453

	35,538,700		(25,183)	3/16/14	2.25%	3 month USD-
						LIBOR-BBA	(22,453)

	39,121,700		(24,021)	3/16/15	2.66%	3 month USD-
						LIBOR-BBA	7,119

	103,657,000		(51,356)	2/3/12	1.12%	3 month USD-
						LIBOR-BBA	(302,216)

	1,247,000		—	10/5/21	3 month USD-
					LIBOR-BBA	3.52057%	(33,628)

Goldman Sachs International
AUD	1,157,500	E	—	2/23/20	6 month AUD-
					BBR-BBSW	6.6925%	4,414

AUD	3,510,000	E	—	2/23/20	6 month AUD-
					BBR-BBSW	6.7%	14,158

	$121,660,900		—	3/30/12	3 month USD-
					LIBOR-BBA	1.225%	156,698

	16,509,100		—	3/30/40	4.5375%	3 month USD-
						LIBOR-BBA	(91,790)

GBP	2,250,000		—	3/31/20	6 month GBP-
					LIBOR-BBA	3.8%	—

GBP	4,050,000		—	3/31/15	2.85%	6 month GBP-
						LIBOR-BBA	—

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
	$13,614,000		$175,959	1/14/40	4.57%	3 month USD-
						LIBOR-BBA	$(96,829)

GBP	46,060,000		—	1/29/12	1.739%	6 month GBP-
						LIBOR-BBA	(475,990)

AUD	2,210,000	E	—	2/5/20	6 month AUD-
					BBR-BBSW	6.71%	9,583

JPMorgan Chase Bank, N.A.
	$219,190,800		510,348	2/10/16	3 month USD-
					LIBOR-BBA	2.89%	(84,329)

	44,865,900		(34,913)	2/26/11	3 month USD-
					LIBOR-BBA	0.56%	3,515

AUD	5,730,000		—	3/1/15	5.6%	6 month AUD-
						BBR-BBSW	43,585

AUD	4,297,500		—	3/2/15	5.6515%	6 month AUD-
						BBR-BBSW	25,359

	$37,233,000		—	3/5/18	4.325%	3 month USD-
						LIBOR-BBA	(2,310,603)

CAD	9,150,000		—	3/1/12	1.43%	3 month CAD-
						BA-CDOR	54,994

CAD	2,120,000		—	3/1/20	3 month CAD-
					BA-CDOR	3.6425%	(6,135)

	$12,847,800	E	—	3/8/21	4.165%	3 month USD-
						LIBOR-BBA	147,493

	23,140,400		(37,452)	3/22/14	2.19%	3 month USD-
						LIBOR-BBA	34,231

	3,305,000		—	5/23/10	3 month USD-
					LIBOR-BBA	3.16%	50,390

	51,868,000		—	7/16/10	3 month USD-
					LIBOR-BBA	3.384%	791,272

	9,027,000		—	7/22/10	3 month USD-
					LIBOR-BBA	3.565%	148,186

	7,661,000		—	7/28/10	3 month USD-
					LIBOR-BBA	3.5141%	123,682

AUD	5,100,000		—	6/26/19	6 month AUD-
					BBR-BBSW	6.05%	(8,625)

JPY	293,300,000	E	—	7/28/29	6 month JPY-
					LIBOR-BBA	2.67%	(102,988)

JPY	394,300,000	E	—	7/28/39	2.40%	6 month JPY-
						LIBOR-BBA	87,013

GBP	5,230,000		—	12/10/19	3.8325%	6 month GBP-
						LIBOR-BBA	(125,998)

AUD	1,187,500		—	12/17/19	6 month AUD-
					BBR-BBSW	6.15%	6,004

AUD	3,562,500		—	12/18/19	6 month AUD-
					BBR-BBSW	6.15%	17,825

	$25,228,700		—	12/24/11	1.25059%	3 month USD-
						LIBOR-BBA	(194,942)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
PLN	10,550,000	$—	1/26/11	6 month PLN-
				WIBOR-WIBO	4.177%	$(1,744)

JPY	743,300,000	—	2/5/20	1.415%	6 month JPY-
					LIBOR-BBA	6,242

JPY	323,500,000	—	2/5/40	6 month JPY-
				LIBOR-BBA	2.25%	(45,054)

	$615,600	—	2/5/40	4.5175%	3 month USD-
					LIBOR-BBA	(5,261)

	6,662,700	—	1/15/13	1.861%	3 month USD-
					LIBOR-BBA	(59,020)

CAD	6,990,000	—	3/16/11	0.98%	3 month CAD-
					BA-CDOR	4,006

CAD	1,540,000	—	3/16/19	3 month CAD-
				BA-CDOR	2.7%	(104,378)

CAD	7,170,000	—	3/17/13	1.56%	3 month CAD-
					BA-CDOR	162,896

CAD	2,290,000	—	3/17/24	3 month CAD-
				BA-CDOR	3.46%	(165,456)

Total						$(8,163,068)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$4,940,000	$—	2/23/12	1.525%	USA Non Revised	$5,685
					Consumer Price
					Index — Urban
					(CPI-U)

	505,538	527	1/12/40	(4.00%) 1 month	Synthetic TRS	(7,176)
				USD-LIBOR	Index 4.00%
					30 year Fannie
					Mae pools

	1,004,986	(1,248)	1/12/40	4.50% (1 month	Synthetic TRS	14,985
				USD-LIBOR)	Index 4.50%
					30 year Fannie
					Mae pools

	493,408	3,842	1/12/40	(5.00%) 1 month	Synthetic TRS	(9,614)
				USD-LIBOR	Index 5.00%
					30 year Fannie
					Mae pools

Citibank, N.A.
	3,705,000	—	11/6/14	2.07%	USA Non Revised	9,263
					Consumer Price
					Index — Urban
					(CPI-U)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International
	$1,235,000		$—	11/17/14	2.025%	USA Non Revised	$2,949
						Consumer Price
						Index — Urban
						(CPI-U)

	1,235,000		—	11/19/14	2.01%	USA Non Revised	1,901
						Consumer Price
						Index — Urban
						(CPI-U)

	3,705,000		—	11/6/14	2.0667%	USA Non Revised	18,899
						Consumer Price
						Index — Urban
						(CPI-U)

	2,470,000		—	11/10/14	2.0775%	USA Non Revised	13,247
						Consumer Price
						Index — Urban
						(CPI-U)

baskets	5,256		—	7/15/10	(3 month USD-	The Middle East	437,489
					LIBOR-BBA	Custom Basket
					plus 1.00%)	Index currently
						sponsored by
						Credit Suisse
						ticker CSGCPUT

Deutsche Bank AG
	$505,538		105	1/12/40	4.00% (1 month	Synthetic TRS	7,863
					USD-LIBOR)	Index 4.00%
						30 year Fannie
						Mae pools

	1,004,986		620	1/12/40	(4.50%) 1 month	Synthetic TRS	(15,737)
					USD-LIBOR	Index 4.50%
						30 year Fannie
						Mae pools

	493,408		(1,991)	1/12/40	5.00% (1 month	Synthetic TRS	11,531
					USD-LIBOR)	Index 5.00%
						30 year Fannie
						Mae pools

EUR	8,850,000		—	3/27/14	1.785%	Eurostat Eurozone	131,491
						HICP excluding
						tobacco

Goldman Sachs International
EUR	14,750,000	F	—	4/30/13	2.375%	French Consumer	848,864
						Price Index
						excluding tobacco

EUR	14,750,000		—	4/30/13	(2.41%)	Eurostat Eurozone	(932,587)
						HICP excluding
						tobacco

EUR	14,750,000	F	—	5/6/13	2.34%	French Consumer	814,836
						Price Index
						excluding tobacco

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
EUR	14,750,000	$—	5/6/13	(2.385%)	Eurostat Eurozone	$(918,243)
					HICP excluding
					tobacco

baskets	10,539	—	11/24/10	(3 month USD-	A basket	1,553,842
				LIBOR-BBA)	(GSPMTGCC)
					of common stocks

EUR	760,000	—	4/23/14	1.67%	Eurostat Eurozone	(554)
					HICP excluding
					tobacco

EUR	8,850,000	—	4/14/14	1.835%	Eurostat Eurozone	90,489
					HICP excluding
					tobacco

$15,760,000		—	5/18/10	0.25%	USA Non Revised	398,570
					Consumer Price
					Index- Urban (CPI-
					U)

JPMorgan Chase Bank, N.A.
EUR	2,470,000	—	4/6/12	1.8575%	Eurostat Eurozone	—
					HICP excluding
					tobacco

shares	966,887	—	10/20/10	(3 month USD-	iShares MSCI	306,606
				LIBOR-BBA	Emerging Markets
				plus 5 bp)	Index

shares	74,870	—	7/29/10	(3 month USD-	S&P 500	3,072,319
				LIBOR-BBA )	Information
					Technology Total
					Return Index

shares	46,591	—	7/29/10	3 month USD-	S&P 500 Energy	(1,461,288)
				LIBOR-BBA	Total Return Index

UBS, AG
shares	25,986	—	1/21/11	(3 month USD-	S&P 500 Materials	304,050
				LIBOR-BBA)	Total Return Index

shares	24,849	—	1/21/11	(3 month USD-	S&P 500 Utilities	142,839
				LIBOR-BBA)	Total Return Index

contracts	1,542	—	7/6/10	(3 month USD-	MSCI 10 year	40,761
				LIBOR-BBA)	Total Return Net
					Emerging Markets
					India USD Index

Total						$4,883,280

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures (“ASC 820”) based on securities valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
Limited Brands,
Inc., 6 1/8%,
12/1/12	—	$—	$935,000	12/20/12	(252 bp)	$(35,574)

Citibank, N.A.
DJ CDX NA IG Series
14 Index	BBB+	(33,052)	5,450,000	6/20/15	100 bp	(830)

Dominion Resources
Inc., 5.15%, 7/15/15	—	—	5,295,000	6/20/18	(73 bp)	(25,960)

Hanson Plc, 7 7/8%,
9/27/10	—	—	1,535,000	9/20/16	(71 bp)	105,720

International Lease
Finance Corp.,
4.15%, 1/20/15	—	—	625,000	9/20/13	(105 bp)	47,536

Lexmark
International,
Inc., 5.9%, 6/1/13	Baa3	—	905,000	6/20/13	108.5 bp	1,555

Limited Brands,
Inc., 6 1/8%,
12/1/12	—	—	1,755,000	12/20/12	(275 bp)	(79,947)

Limited Brands,
Inc., 6 1/8%,
12/1/12	—	—	295,000	6/20/11	(250 bp)	(6,895)

Masco Corp.,
5 7/8%, 7/15/12	—	—	2,370,000	3/20/17	(213 bp)	(35,270)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	(10,504)	1,180,000	12/20/19	(100 bp)	7,753

DJ CDX NA HY Series
14 Index	B+	422,625	33,810,000	6/20/15	500 bp	(291,517)

DJ CMB NA CMBX AAA
Index	AA+	83,722	503,000	12/13/49	8 bp	19,094

DJ CMB NA CMBX AJ
Index	—	(79,093)	246,000	2/17/51	(96 bp)	50,325

DJ CMBX NA AAA
Series 4 Version 1
Index	—	(110,915)	268,500	2/17/51	(35 bp)	(70,320)

Republic of
Ireland, 3 7/8%,
7/15/10	Aa1	67,376	1,180,000	12/20/19	100 bp	28,508

Southwest Airlines,
5 1/4%, 10/1/14	—	—	590,000	3/20/12	(190 bp)	(13,367)

Deutsche Bank AG
CBS Corp, 4 5/8%,
5/15/18	—	—	1,705,000	6/20/11	(102 bp)	(9,537)

CBS Corp., 4 5/8%,
5/15/18	—	—	1,465,000	9/20/12	(87 bp)	(4,082)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Deutsche Bank AG cont.
CNA Financial
Corp., 5.85%,
12/15/14	—	$—	$1,415,000	9/20/16	(155 bp)	$41,275

DJ CDX NA HY Series
14 Index	B+	12,534	955,000	6/20/15	500 bp	(7,637)

Expedia Inc.,
7.456%, 8/15/18	—	—	660,000	12/20/13	(310 bp)	(49,285)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	—	460,000	9/20/13	109 bp	(2,777)

Hanson PLC.,
7 7/8%, 9/27/10	—	—	260,000	9/20/16	(255 bp)	(9,180)

Pacific Gas &
Electric Co., 4.8%,
3/1/14	A3	—	775,000	12/20/13	112 bp	10,037

Smurfit Kappa
Funding, 7 3/4%,
4/1/15	B2	—	EUR 435,000	9/20/13	715 bp	64,763

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	B	—	EUR 605,000	9/20/13	477 bp	57,510

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	B	—	EUR 605,000	9/20/13	535 bp	73,094

Goldman Sachs International
CNA Financial
Corp., 5.85%,
12/15/14	—	—	$885,000	9/20/11	(160 bp)	(2,731)

CSC Holdings, Inc.,
7 5/8%, 7/15/18	Ba3	—	340,000	9/20/13	495 bp	22,517

DJ CDX NA CMBX AAA
Index	AAA	8,778	240,000	3/15/49	7 bp	(12,819)

Lighthouse
International Co,
SA, 8%, 4/30/14	Caa1	—	EUR 1,195,000	3/20/13	680 bp	(201,484)

Pearson PLC., 7%,
10/27/14	—	—	$1,500,000	6/20/18	(96 bp)	(28,630)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	—	860,000	12/20/13	118.1 bp	1,882

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series
14 Index	B+	993,438	72,250,000	6/20/15	500 bp	(532,734)

DJ CMBX NA AAA
Series 4 Version 1
Index	—	(702,897)	1,800,000	2/17/51	(35 bp)	(437,339)

Expedia, Inc.,
7.456%, 8/15/18	—	—	440,000	9/20/13	(300 bp)	(32,279)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
Lexmark
International,
Inc., 5.9%, 6/1/13	—	$—	$1,550,000	6/20/13	(113 bp)	$2,933

Nextel
Communications,
7 3/8%, 8/1/15	—	—	1,685,000	9/20/13	(540 bp)	(43,945)

Sanmina-SCI Corp.,
8 1/8%, 3/1/16	B2	—	280,000	6/20/13	595 bp	15,913

Merrill Lynch Capital Services, Inc.
Pacific Gas &
Electric Co., 4.8%,
3/1/14	A3	—	815,000	12/20/13	113 bp	10,851

Merrill Lynch International
Block Financial
LLC. 5 1/8%,
10/30/14	—	—	2,110,000	12/20/14	(69 bp)	14,598

Computer Sciences
Corp, 5%, 2/15/13	—	—	750,000	3/20/13	(66 bp)	(3,453)

Pearson PLC, 7%,
10/27/14	—	—	970,000	6/20/18	(65 bp)	3,103

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe
Crossover Series 12
Version 1	—	(40,625)	EUR 3,414,000	12/20/14	(500 bp)	(246,476)

UBS, AG
Hanson PLC.,
7 7/8%, 9/27/10	—	—	$610,000	9/20/16	(250 bp)	(19,809)

Total						$(1,624,910)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2010. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Balanced Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/10 (aggregate face value $229,694,772) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$70,193,341	$68,764,033	4/22/10	$1,429,308

Brazilian Real	3,693,716	3,673,164	4/22/10	20,552

British Pound	17,651,754	17,441,598	4/22/10	210,156

Canadian Dollar	19,058,942	18,692,176	4/22/10	366,766

Czech Koruna	1,783,845	1,760,274	4/22/10	23,571

Euro	25,585,978	25,622,964	4/22/10	(36,986)

Hungarian Forint	3,120,985	3,103,035	4/22/10	17,950

Japanese Yen	18,229,392	19,116,255	4/22/10	(886,863)

Mexican Peso	2,254,238	2,184,953	4/22/10	69,285

New Zealand Dollar	485,023	475,220	4/22/10	9,803

Norwegian Krone	37,419,263	37,549,227	4/22/10	(129,964)

Polish Zloty	5,470,806	5,404,650	4/22/10	66,156

Singapore Dollar	691,138	688,664	4/22/10	2,474

South African Rand	4,820,684	4,615,093	4/22/10	205,591

South Korean Won	1,680,773	1,658,533	4/22/10	22,240

Swedish Krona	12,044,366	12,074,394	4/22/10	(30,028)

Swiss Franc	4,091,607	3,992,034	4/22/10	99,573

Turkish Lira (New)	2,909,325	2,878,505	4/22/10	30,820

Total				$1,490,404

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/10 (aggregate face value $283,486,063) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,292,357	$4,205,997	4/22/10	$(86,360)

Brazilian Real	3,259,353	3,241,591	4/22/10	(17,762)

British Pound	35,913,385	35,483,066	4/22/10	(430,319)

Canadian Dollar	9,737,444	9,483,802	4/22/10	(253,642)

Chilean Peso	843,348	852,604	4/22/10	9,256

Czech Koruna	4,356,658	4,300,695	4/22/10	(55,963)

Danish Krone	1,297,323	1,306,900	4/22/10	9,577

Euro	107,669,523	107,859,404	4/22/10	189,881

Hong Kong Dollar	1,673,167	1,673,603	4/22/10	436

Hungarian Forint	884,806	883,375	4/22/10	(1,431)

Japanese Yen	30,136,367	31,324,639	4/22/10	1,188,272

Mexican Peso	784,020	760,614	4/22/10	(23,406)

New Zealand Dollar	2,246,316	2,208,903	4/22/10	(37,413)

Norwegian Krone	7,541,750	7,546,299	4/22/10	4,549

Polish Zloty	2,798,713	2,763,334	4/22/10	(35,379)

Singapore Dollar	6,664,917	6,639,356	4/22/10	(25,561)

South African Rand	3,227,163	3,083,434	4/22/10	(143,729)

South Korean Won	1,460,720	1,439,522	4/22/10	(21,198)

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/10 (aggregate face value $283,486,063) (Unaudited) cont.

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Swedish Krona	$17,875,732	$17,958,040	4/22/10	$82,308

Swiss Franc	34,647,054	33,905,957	4/22/10	(741,097)

Taiwan Dollar	6,603,198	6,564,928	4/22/10	(38,270)

Total				$(427,251)

FUTURES CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

				Unrealized
Number of			Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Short)	44	$4,071,010	Apr-10	$(117,494)

DAX Index (Long)	69	14,309,434	Jun-10	521,674

Dow Jones Euro Stoxx
50 Index (Long)	530	20,409,482	Jun-10	306,031

Dow Jones Euro Stoxx
50 Index (Short)	743	28,611,784	Jun-10	(504,288)

Euro-Bobl 5 yr (Short)	11	1,739,540	Jun-10	(4,345)

Euro-Bund 10 yr (Long)	2	333,218	Jun-10	1,749

Euro-CAC 40 Index (Short)	277	14,859,125	Apr-10	(266,575)

Euro-Schatz 2 yr (Long)	14	2,055,968	Jun-10	1,033

FTSE 100 Index (Short)	266	22,653,033	Jun-10	(238,349)

FTSE/MIB Index (Long)	79	11,945,658	Jun-10	213,142

Hang Seng Index (Short)	57	7,793,184	Apr-10	(194,044)

IBEX 35 Index (Long)	28	4,100,212	Apr-10	(30,446)

Japanese Government Bond
10 yr (Short)	10	14,792,380	Jun-10	39,550

MSCI EAFE Index E-Mini (Long)	67	5,272,230	Jun-10	54,471

NASDAQ 100 Index E-Mini (Short)	238	9,309,370	Jun-10	(189,686)

OMXS 30 Index (Short)	315	4,445,018	Apr-10	(60,111)

Russell 2000 Index Mini (Long)	616	41,709,360	Jun-10	303,688

Russell 2000 Index Mini (Short)	67	4,536,570	Jun-10	(33,299)

S&P 500 Index (Long)	20	5,826,000	Jun-10	120,675

S&P 500 Index E-Mini (Long)	2,624	152,880,800	Jun-10	3,176,353

S&P 500 Index E-Mini (Short)	599	34,899,238	Jun-10	(727,486)

S&P Mid Cap 400 Index E-Mini (Long)	342	26,953,020	Jun-10	435,366

S&P Mid Cap 400 Index E-Mini (Short)	226	17,811,060	Jun-10	(288,602)

S&P/TSX 60 Index (Short)	25	3,463,244	Jun-10	(29,821)

SGX MSCI Singapore Index (Short)	38	1,847,694	Apr-10	9,619

SPI 200 Index (Short)	78	8,721,530	Jun-10	(27,138)

Tokyo Price Index (Short)	152	15,901,113	Jun-10	(762,769)

U.S. Treasury Bond 20 yr (Long)	1,665	193,348,125	Jun-10	561,929

U.S. Treasury Bond 20 yr (Short)	291	33,792,375	Jun-10	(360,003)

U.S. Treasury Bond 30 yr (Long)	55	6,598,281	Jun-10	(112,152)

U.S. Treasury Note 2 yr (Long)	664	144,056,876	Jun-10	78,862

U.S. Treasury Note 2 yr (Short)	151	32,759,922	Jun-10	(30,650)

U.S. Treasury Note 5 yr (Long)	127	14,585,156	Jun-10	(6,303)

FUTURES CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 5 yr (Short)	272	$31,237,500	Jun-10	$22,963

U.S. Treasury Note 10 yr (Long)	1,031	119,853,750	Jun-10	480,446

U.S. Treasury Note 10 yr (Short)	422	49,057,500	Jun-10	21,816

Total				$2,365,806

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $20,023,028) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Dendreon Corp. (Call)	3,795	May-10/$45.00	$9,525

Option on an interest rate swap with Citibank, N.A.
for the obligation to receive a fixed rate of 4.49%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	$9,568,000	Aug-11/4.49	402,143

Option on an interest rate swap with Citibank, N.A.
for the obligation to pay a fixed rate of 4.49%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	9,568,000	Aug-11/4.49	386,834

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.525% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	18,908,000	Jul-11/4.525	729,092

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.525% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	18,908,000	Jul-11/4.525	799,808

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	6,523,000	Aug-11/4.475	278,989

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	6,523,000	Aug-11/4.475	259,420

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	4,784,000	Aug-11/4.55	190,355

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	4,784,000	Aug-11/4.55	205,808

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	4,305,000	Aug-11/4.70	145,853

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	4,305,000	Aug-11/4.70	215,508

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $20,023,028) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.745% versus the three month USD-LIBOR-BBA
maturing July 27, 2021.	$28,362,000	Jul-11/4.745	896,523

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.745% versus the three month USD-LIBOR-BBA
maturing July 27, 2021.	28,362,000	Jul-11/4.745	1,492,126

Option on an interest rate swap with Citibank, N.A.
for the obligation to receive a fixed rate of 4.5475%
versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	8,866,000	Jul-11/4.5475	334,692

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	8,866,000	Jul-11/4.5475	383,898

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	17,732,000	Jul-11/4.52	687,115

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	17,732,000	Jul-11/4.52	745,985

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	18,908,000	Jul-11/4.46	775,039

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	18,908,000	Jul-11/4.46	746,299

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.02%
versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	17,276,900	Sep-10/4.02	455,074

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.02%
versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	17,276,900	Sep-10/4.02	375,773

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.23% versus the three month USD-LIBOR-BBA
maturing June 9, 2020.	10,378,000	Jun-10/5.23	830

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA
maturing June 11, 2020.	10,378,000	Jun-10/5.235	934

Option on an interest rate swap with Barclays Bank PLC
for the obligation to receive a fixed rate of 5.36% versus
the three month USD-LIBOR-BBA maturing February
13, 2025.	1,574,340	Feb-15/5.36	94,948

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 5.36%
versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	1,574,340	Feb-15/5.36	99,687

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $20,023,028) (Unaudited) cont.

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.		$5,469,460	Feb-15/5.27	$329,316

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.27% versus the three month USD-LIBOR-BBA
maturing February 12, 2025.		5,469,460	Feb-15/5.27	346,053

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.51% versus the three month USD-LIBOR-BBA
maturing May 14, 2022.		12,203,000	May-12/5.51	344,948

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing
May 14, 2022.		12,203,000	May-12/5.51	1,030,070

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.		13,610,800	Mar-11/4.7375	281,335

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.665% versus the three month USD-LIBOR-BBA
maturing March 8, 2021.		13,610,800	Mar-11/4.665	304,610

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.02% versus the three month USD-LIBOR-BBA
maturing October 14, 2020.		7,840,500	Oct-10/4.02	224,081

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.02%
versus the three month USD-LIBOR-BBA maturing
October 14, 2020.		7,840,500	Oct-10/4.02	172,648

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
1.79% versus the six month EUR-EURIBOR-Telerate
maturing May 13, 2012.	EUR	29,660,000	May-10/1.79	8,012

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 1.79%
versus the six month EUR-EURIBOR-Telerate maturing
May 13, 2012.	EUR	29,660,000	May-10/1.79	217,535

Total				$13,970,866

TBA SALE COMMITMENTS OUTSTANDING at 3/31/10 (proceeds receivable $145,309,687) (Unaudited)

		Principal	Settlement
Agency		amount	date	Value

FNMA, 6s, May 1, 2040		$13,000,000	5/13/10	$13,859,726

FNMA, 6s, April 1, 2040		13,000,000	4/13/10	13,806,406

FNMA, 5 1/2s, April 1, 2040		73,000,000	4/13/10	76,918,048

FNMA, 5s, April 1, 2040		9,000,000	4/13/10	9,281,953

FNMA, 4 1/2s, April 1, 2040		25,000,000	4/13/10	25,046,875

GNMA, 5 1/2s, March 1, 2040		6,000,000	3/18/10	6,360,469

Total			$145,273,477

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$80,196,600		$36,475	3/11/25	4.23%	3 month USD-
						LIBOR-BBA	$(15,730)

	1,652,800		(562)	3/11/12	3 month USD-
					LIBOR-BBA	1.12%	(44)

	73,154,600		(208,399)	3/25/20	3 month USD-
					LIBOR-BBA	3.69%	(879,968)

	30,878,500		(16,573)	3/25/30	4.3%	3 month USD-
						LIBOR-BBA	399,313

	24,333,000		—	5/23/10	3 month USD-
					LIBOR-BBA	3.155%	370,320

	180,482,000		—	9/18/10	3 month USD-
					LIBOR-BBA	2.86667%	2,312,648

	241,158,800		(140,622)	2/18/11	3 month USD-
					LIBOR-BBA	0.58%	151,448

	30,577,000		—	7/22/10	3 month USD-
					LIBOR-BBA	3.5375%	497,585

Barclays Bank PLC
AUD	3,150,000	E	—	2/4/20	6 month AUD-
					BBR-BBSW	6.8%	21,917

	$8,438,700	E	—	3/9/21	4.2375%	3 month USD-
						LIBOR-BBA	47,510

	21,963,000		—	3/22/12	1.1175%	3 month USD-
						LIBOR-BBA	8,036

Citibank, N.A.
	5,425,000		—	11/6/14	2.775%	3 month USD-
						LIBOR-BBA	(109,953)

	152,178,000		8,020	11/12/24	3 month USD-
					LIBOR-BBA	4.04%	(863,115)

	8,800,000		—	9/5/13	3.905%	3 month USD-
						LIBOR-BBA	(577,732)

Credit Suisse International
EUR	29,640,000		—	2/16/12	6 month EUR-
					EURIBOR-
					REUTERS	1.543%	130,961

	$106,979,500		(604,714)	2/22/40	4.58%	3 month USD-
						LIBOR-BBA	(2,432,615)

	216,113,300		5,162	3/19/11	3 month USD-
					LIBOR-BBA	0.5%	(27,154)

	56,955,600		(7,826)	3/19/12	1.09%	3 month USD-
						LIBOR-BBA	33,345

	131,826,600		(110,426)	3/19/20	3 month USD-
					LIBOR-BBA	3.7%	(1,104,775)

	47,064,200		—	3/22/12	1.1075%	3 month USD-
						LIBOR-BBA	26,281

	36,096,000		—	9/18/10	3 month USD-
					LIBOR-BBA	2.91916%	472,233

	117,045,000		—	10/9/10	3 month USD-
					LIBOR-BBA	2.81%	3,028,115

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
	$17,848,000		$—	11/6/15	3.97005%	3 month USD-
						LIBOR-BBA	$(1,256,163)

	197,053,000		138,772	12/18/11	1.23%	3 month USD-
						LIBOR-BBA	(1,382,027)

	1,810,000		—	11/19/14	2.505%	3 month USD-
						LIBOR-BBA	(10,606)

	5,425,000		—	11/6/14	2.7626%	3 month USD-
						LIBOR-BBA	(106,752)

	3,620,000		—	11/10/14	2.6875%	3 month USD-
						LIBOR-BBA	(56,504)

Deutsche Bank AG
	49,208,000		(442,386)	2/3/40	4.41%	3 month USD-
						LIBOR-BBA	19,153

	59,321,000		(73,315)	2/3/14	2.25%	3 month USD-
						LIBOR-BBA	(323,689)

EUR	14,820,000		—	2/26/12	6 month EUR-
					EURIBOR-
					REUTERS	1.486%	37,195

EUR	14,820,000		—	3/1/12	6 month EUR-
					EURIBOR-
					REUTERS	1.438%	16,112

	$102,462,300		47,565	3/10/13	3 month USD-
					LIBOR-BBA	1.7%	1,077

	69,044,300		(182,018)	3/10/19	3.58%	3 month USD-
						LIBOR-BBA	104,312

	175,981,400		(124,701)	3/16/14	2.25%	3 month USD-
						LIBOR-BBA	(111,184)

	76,358,700		(46,885)	3/16/15	2.66%	3 month USD-
						LIBOR-BBA	13,894

	81,747,000		146,316	12/2/18	3 month USD-
					LIBOR-BBA	3.18%	(1,743,517)

	139,700,000		—	1/8/14	2.375%	3 month USD-
						LIBOR-BBA	(1,632,996)

	122,102,000		—	2/5/14	2.44661%	3 month USD-
						LIBOR-BBA	(1,419,476)

	16,332,000		—	10/5/21	3 month USD-
					LIBOR-BBA	3.52057%	(440,426)

Goldman Sachs International
AUD	1,502,500	E	—	2/23/20	6 month AUD-
					BBR-BBSW	6.6925%	5,730

AUD	4,550,000	E	—	2/23/20	6 month AUD-
					BBR-BBSW	6.7%	18,352

	$233,904,900		—	3/30/12	3 month USD-
					LIBOR-BBA	1.225%	301,266

	25,747,200		—	3/30/40	4.5375%	3 month USD-
						LIBOR-BBA	(143,154)

GBP	2,900,000		—	3/31/20	6 month GBP-
					LIBOR-BBA	3.8%	—

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
GBP	5,240,000		$—	3/31/15	2.85%	6 month GBP-
						LIBOR-BBA	$—

	$144,229,000		421,692	1/14/15	2.84%	3 month USD-
						LIBOR-BBA	(1,713,914)

GBP	60,990,000		—	1/29/12	1.739%	6 month GBP-
						LIBOR-BBA	(630,279)

AUD	2,860,000	E	—	2/5/20	6 month AUD-
					BBR-BBSW	6.71%	12,401

JPMorgan Chase Bank, N.A.
	$254,171,200		(197,786)	2/26/11	3 month USD-
					LIBOR-BBA	0.56%	19,911

AUD	7,430,000		—	3/1/15	5.6%	6 month AUD-
						BBR-BBSW	56,516

AUD	5,572,500		—	3/2/15	5.6515%	6 month AUD-
						BBR-BBSW	32,882

	$118,568,000		—	3/5/18	4.325%	3 month USD-
						LIBOR-BBA	(7,358,064)

CAD	11,850,000		—	3/1/12	1.43%	3 month CAD-
						BA-CDOR	71,221

CAD	2,750,000		—	3/1/20	3 month CAD-
					BA-CDOR	3.6425%	(7,958)

	$8,438,700	E	—	3/8/21	4.165%	3 month USD-
						LIBOR-BBA	96,876

	127,559,600		299,483	3/22/20	3 month USD-
					LIBOR-BBA	3.68%	(933,416)

	40,554,000		—	5/23/10	3 month USD-
					LIBOR-BBA	3.16%	618,311

	59,238,000		—	7/16/10	3 month USD-
					LIBOR-BBA	3.384%	903,705

	24,487,000		—	7/22/10	3 month USD-
					LIBOR-BBA	3.565%	401,976

AUD	6,460,000		—	6/26/19	6 month AUD-
					BBR-BBSW	6.05%	(10,925)

JPY	372,000,000	E	—	7/28/29	6 month JPY-
					LIBOR-BBA	2.67%	(130,622)

JPY	500,100,000	E	—	7/28/39	2.40%	6 month JPY-
						LIBOR-BBA	110,360

GBP	6,950,000		—	12/10/19	3.8325%	6 month GBP-
						LIBOR-BBA	(167,435)

AUD	1,580,000		—	12/17/19	6 month AUD-
					BBR-BBSW	6.15%	7,989

AUD	4,740,000		—	12/18/19	6 month AUD-
					BBR-BBSW	6.15%	23,717

	$149,123,700		—	12/24/11	1.25059%	3 month USD-
						LIBOR-BBA	(1,152,280)

PLN	12,800,000		—	1/26/11	6 month PLN-
					WIBOR-WIBO	4.177%	(2,116)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
JPY	964,700,000	$—	2/5/20	1.415%	6 month JPY-
					LIBOR-BBA	$8,102

JPY	419,800,000	—	2/5/40	6 month JPY-
				LIBOR-BBA	2.25%	(58,466)

CAD	8,690,000	—	3/16/11	0.98%	3 month CAD-
					BA-CDOR	4,980

CAD	1,910,000	—	3/16/19	3 month CAD-
				BA-CDOR	2.7%	(129,456)

CAD	8,920,000	—	3/17/13	1.56%	3 month CAD-
					BA-CDOR	202,655

CAD	2,840,000	—	3/17/24	3 month CAD-
				BA-CDOR	3.46%	(205,195)

	$1,530,000	—	4/3/10	3 month USD-
				LIBOR-BBA	1.168%	7,994

Total						$(16,541,307)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$6,540,000	—	2/23/12	1.525%	USA Non Revised	$7,526
				Consumer Price
				Index — Urban
				(CPI-U)

625,602	652	1/12/40	(4.00%)1 month	Synthetic TRS	(8,881)
			USD-LIBOR	Index 4.00%
				30 year Fannie
				Mae pools

1,243,645	(1,546)	1/12/40	4.50% (1 month	Synthetic TRS	18,543
			USD-LIBOR)	Index 4.50%
				30 year Fannie
				Mae pools

610,591	4,754	1/12/40	(5.00%)1 month	Synthetic TRS	(11,897)
			USD-LIBOR	Index 5.00%
				30 year Fannie
				Mae pools

Citibank, N.A.
4,905,000	—	11/6/14	2.07%	USA Non Revised	12,263
				Consumer Price
				Index — Urban
				(CPI-U)

Credit Suisse International
1,635,000	—	11/17/14	2.025%	USA Non Revised	3,904
				Consumer Price
				Index- Urban
				(CPI-U)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International cont.
	$1,635,000		$—	11/19/14	2.01%	USA Non Revised	$2,517
						Consumer Price
						Index — Urban
						(CPI-U)

	4,905,000		—	11/6/14	2.0667%	USA Non Revised	25,021
						Consumer Price
						Index — Urban
						(CPI-U)

	3,270,000		—	11/10/14	2.0775%	USA Non Revised	17,537
						Consumer Price
						Index — Urban
						(CPI-U)

baskets	4,479		—	7/15/10	(3 month USD-	The Middle East	372,814
					LIBOR-BBA plus	Custom Basket
					1.00% )	Index currently
						sponsored by
						Credit Suisse
						ticker CSGCPUT

Deutsche Bank AG
	$625,602		130	1/12/40	4.00% (1 month	Synthetic TRS	9,731
					USD-LIBOR)	Index 4.00%
						30 year Fannie
						Mae pools

	1,243,645		768	1/12/40	(4.50%) 1 month	Synthetic TRS	(19,474)
					USD-LIBOR	Index 4.50%
						30 year Fannie
						Mae pools

	610,591		(2,464)	1/12/40	5.00% (1 month	Synthetic TRS	14,271
					USD-LIBOR)	Index 5.00%
						30 year Fannie
						Mae pools

EUR	11,646,000		—	3/27/14	1.785%	Eurostat Eurozone	173,033
						HICP excluding
						tobacco

Goldman Sachs International
EUR	19,410,000	F	—	4/30/13	2.375%	French Consumer	1,117,047
						Price Index
						excluding tobacco

EUR	19,410,000		—	4/30/13	(2.41%)	Eurostat Eurozone	(1,227,222)
						HICP excluding
						tobacco

EUR	19,410,000	F	—	5/6/13	2.34%	French Consumer	1,072,269
						Price Index
						excluding tobacco

EUR	19,410,000		—	5/6/13	(2.385%)	Eurostat Eurozone	(1,208,346)
						HICP excluding
						tobacco

baskets	8,980		—	11/24/10	(3 month USD-	A basket	1,322,051
					LIBOR-BBA)	(GSPMTGCC)
						of common stocks

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
EUR	350,000	$—	4/23/14	1.67%	Eurostat Eurozone	$(255)
					HICP excluding
					tobacco

EUR	11,646,000	—	4/14/14	1.835%	Eurostat Eurozone	119,078
					HICP excluding
					tobacco

	$19,790,000	—	5/18/10	0.25%	USA Non Revised	500,489
					Consumer Price
					Index — Urban
					(CPI-U)

JPMorgan Chase Bank, N.A.
EUR	3,270,000	—	4/6/12	1.8575%	Eurostat Eurozone	—
					HICP excluding
					tobacco

shares	804,010	—	10/20/10	(3 month USD-	iShares MSCI	254,957
				LIBOR-BBA plus	Emerging Markets
				5 bp)	Index

shares	62,972	—	7/29/10	(3 month USD-	S&P 500	2,584,993
				LIBOR-BBA )	Information
					Technology Total
					Return Index

shares	39,187	—	7/29/10	3 month USD-	S&P 500 Energy	(1,229,068)
				LIBOR-BBA	Total Return Index

UBS, AG
shares	21,201	—	1/21/11	(3 month USD-	S&P 500 Materials	248,063
				LIBOR-BBA)	Total Return Index

shares	20,272	—	1/21/11	(3 month USD-	S&P 500 Utilities	116,529
				LIBOR-BBA)	Total Return Index

Total						$4,287,493

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures (“ASC 820”) based on securities valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	$—	$120,000	12/20/12	95 bp	$(9,180)

Citibank, N.A.
DJ CDX EM Series 11
Index	—	(8,100)	300,000	6/20/14	(500 bp)	(44,324)

Lighthouse
International Co.,
SA, 8%, 4/30/14	Caa1	—	EUR 1,245,000	3/20/13	815 bp	(128,442)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	$(13,976)	$1,570,000	12/20/19	(100 bp)	$10,316

DJ CDX NA HY Series
14 Index	B+	345,313	27,625,000	6/20/15	500 bp	(238,189)

DJ CMB NA CMBX AJ
Index	—	(806,039)	2,507,000	2/17/51	(96 bp)	512,869

Republic of
Ireland, 3 7/8%,
7/15/10	Aa1	89,645	1,570,000	12/20/19	100 bp	37,930

Deutsche Bank AG
DJ CDX EM Series 11
Index	—	(37,840)	1,720,000	6/20/14	(500 bp)	(245,526)

DJ CDX NA HY Series
14 Index	B+	8,006	610,000	6/20/15	500 bp	(4,878)

Pacific Gas &
Electric Co., 4.8%,
3/1/14	A3	—	895,000	12/20/13	112 bp	11,591

Smurfit Kappa
Funding, 7 3/4%,
4/1/15	B2	—	EUR 580,000	9/20/13	715 bp	86,350

Universal Corp.,
5.2%, 10/15/13	—	—	$790,000	3/20/15	(95 bp)	12,795

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	B	—	EUR 800,000	9/20/13	477 bp	76,047

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	B	—	EUR 800,000	9/20/13	535 bp	96,653

Goldman Sachs International
CSC Holdings, Inc.,
7 5/8%, 7/15/18	Ba3	—	$605,000	9/20/13	495 bp	40,066

DJ CDX NA CMBX
AAA Index	AAA	20,848	570,000	3/15/49	7 bp	(30,445)

Lighthouse
International Co,
SA, 8%, 4/30/14	Caa1	—	EUR 745,000	3/20/13	680 bp	(125,611)

Macy’s Retail
Holdings, Inc.,
7.45%, 7/15/17	—	—	$2,915,000	6/20/11	(254.9 bp)	(60,830)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	—	820,000	12/20/13	118.1 bp	1,794

JPMorgan Chase Bank, N.A.
Computer Science
Corp., 5%, 2/15/13	—	—	2,870,000	3/20/18	(82 bp)	11,400

DJ CDX NA HY Series
14 Index	B+	824,312	59,950,000	6/20/15	500 bp	(439,727)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
Glencore Funding
LLC, 6%, 4/15/14	—	$—	$3,150,000	6/20/14	(148 bp)	$1,036

Sanmina-SCI Corp.,
8 1/8%, 3/1/16	B2	—	370,000	6/20/13	595 bp	21,028

Merrill Lynch Capital Services, Inc.
Pacific Gas &
Electric Co., 4.8%,
3/1/14	A3	—	950,000	12/20/13	113 bp	12,648

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe
Crossover Series 12
Version 1	—	(25,334)	EUR 2,129,000	12/20/14	(500 bp)	(153,705)

Universal Corp.,
5.2%, 10/15/13	—	—	$2,370,000	3/20/13	(89 bp)	2,495

Total						$(545,839)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2010. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Conservative Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/10 (aggregate face value $89,251,199) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$24,312,572	$23,837,875	4/22/10	$474,697

Brazilian Real	1,352,935	1,345,471	4/22/10	7,464

British Pound	8,758,007	8,670,510	4/22/10	87,497

Canadian Dollar	7,689,048	7,550,147	4/22/10	138,901

Chilean Peso	115,590	115,369	4/22/10	221

Czech Koruna	495,402	488,580	4/22/10	6,822

Danish Krone	852,156	858,446	4/22/10	(6,290)

Euro	11,435,795	11,453,132	4/22/10	(17,337)

Hungarian Forint	1,003,720	997,104	4/22/10	6,616

Japanese Yen	8,281,185	8,685,681	4/22/10	(404,496)

Mexican Peso	658,020	637,836	4/22/10	20,184

New Zealand Dollar	142,516	139,636	4/22/10	2,880

Norwegian Krone	13,025,915	13,077,000	4/22/10	(51,085)

Polish Zloty	1,267,314	1,251,624	4/22/10	15,690

South African Rand	1,696,117	1,623,482	4/22/10	72,635

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/10 (aggregate face value $89,251,199) (Unaudited) cont.

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

South Korean Won	$684,363	$675,256	4/22/10	$9,107

Swedish Krona	5,573,251	5,586,435	4/22/10	(13,184)

Swiss Franc	1,292,206	1,260,645	4/22/10	31,561

Turkish Lira (New)	1,007,640	996,970	4/22/10	10,670

Total				$392,553

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/10 (aggregate face value $145,732,661) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$2,371,497	$2,323,465	4/22/10	$(48,032)

Brazilian Real	2,843,750	2,828,256	4/22/10	(15,494)

British Pound	22,231,025	21,961,898	4/22/10	(269,127)

Canadian Dollar	4,950,463	4,822,150	4/22/10	(128,313)

Chilean Peso	390,466	394,786	4/22/10	4,320

Czech Koruna	771,756	762,393	4/22/10	(9,363)

Danish Krone	169,415	170,666	4/22/10	1,251

Euro	49,507,511	49,595,894	4/22/10	88,383

Hong Kong Dollar	3,167,044	3,167,869	4/22/10	825

Hungarian Forint	117,000	116,811	4/22/10	(189)

Japanese Yen	24,320,138	25,401,310	4/22/10	1,081,172

Mexican Peso	130,696	126,691	4/22/10	(4,005)

New Zealand Dollar	461,495	453,190	4/22/10	(8,305)

Norwegian Krone	1,943,324	1,945,026	4/22/10	1,702

Polish Zloty	999,450	986,978	4/22/10	(12,472)

Singapore Dollar	3,614,927	3,601,468	4/22/10	(13,459)

South African Rand	1,139,333	1,088,590	4/22/10	(50,743)

South Korean Won	674,729	664,908	4/22/10	(9,821)

Swedish Krona	8,565,650	8,613,549	4/22/10	47,899

Swiss Franc	14,741,915	14,441,412	4/22/10	(300,503)

Taiwan Dollar	2,235,332	2,222,480	4/22/10	(12,852)

Turkish Lira (New)	43,534	42,871	4/22/10	(663)

Total				$342,211

FUTURES CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Short)	20	$1,850,459	Apr-10	$(53,407)

DAX Index (Long)	36	7,465,792	Jun-10	272,178

Dow Jones Euro Stoxx
50 Index (Long)	317	12,207,181	Jun-10	183,041

Dow Jones Euro Stoxx
50 Index (Short)	675	25,993,208	Jun-10	(458,136)

Euro-Bobl 5 yr (Short)	7	1,106,980	Jun-10	(2,765)

Euro-Bund 10 yr (Long)	2	333,218	Jun-10	1,749

FUTURES CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

				Unrealized
Number of			Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-CAC 40 Index (Short)	140	$7,510,027	Apr-10	$(134,731)

Euro-Schatz 2 yr (Long)	13	1,909,113	Jun-10	996

FTSE 100 Index (Short)	176	14,988,473	Jun-10	(157,706)

FTSE/MIB Index (Long)	36	5,443,591	Jun-10	97,128

Hang Seng Index (Short)	34	4,648,566	Apr-10	(115,746)

Japanese Government Bond
10 yr (Short)	10	14,792,380	Jun-10	39,550

MSCI EAFE Index E-Mini (Short)	101	7,947,690	Jun-10	(82,517)

NASDAQ 100 Index E-Mini (Short)	136	5,319,640	Jun-10	(108,392)

Russell 2000 Index Mini (Long)	447	30,266,370	Jun-10	220,371

Russell 2000 Index Mini (Short)	120	8,125,200	Jun-10	(59,640)

S&P 500 Index (Long)	64	18,643,200	Jun-10	380,060

S&P 500 Index E-Mini (Long)	81	4,719,263	Jun-10	98,051

S&P 500 Index E-Mini (Short)	709	41,308,113	Jun-10	(622,694)

S&P Mid Cap 400 Index E-Mini (Long)	32	2,521,920	Jun-10	40,081

S&P Mid Cap 400 Index E-Mini (Short)	202	15,919,620	Jun-10	(257,954)

S&P/TSX 60 Index (Short)	19	2,632,065	Jun-10	(22,664)

SGX MSCI Singapore Index (Short)	41	1,993,565	Apr-10	10,378

SPI 200 Index (Short)	46	5,143,466	Jun-10	(16,005)

Tokyo Price Index (Short)	143	14,959,600	Jun-10	(940,431)

U.S. Treasury Bond 20 yr (Long)	1,406	163,271,750	Jun-10	514,548

U.S. Treasury Bond 20 yr (Short)	157	18,231,625	Jun-10	(194,229)

U.S. Treasury Bond 30 yr (Long)	4	479,875	Jun-10	3,958

U.S. Treasury Note 2 yr (Long)	844	183,108,438	Jun-10	(34,038)

U.S. Treasury Note 2 yr (Short)	83	18,007,109	Jun-10	(16,853)

U.S. Treasury Note 5 yr (Short)	446	51,220,313	Jun-10	23,657

U.S. Treasury Note 10 yr (Long)	1,037	120,551,250	Jun-10	483,242

U.S. Treasury Note 10 yr (Short)	92	10,695,000	Jun-10	1,544

Total				$(907,376)

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $18,946,249) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Dendreon Corp. (Call)	1,623	May-10/$45.00	$4,074

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	$6,539,000	Aug-11/4.475	260,056

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	6,539,000	Aug-11/4.475	279,673

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	4,621,000	Aug-11/4.55	198,795

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $18,946,249) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	$4,621,000	Aug-11/4.55	$183,870

Option on an interest rate swap with Citibank, N.A.
for the obligation to pay a fixed rate of 4.49%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	9,242,000	Aug-11/4.49	373,654

Option on an interest rate swap with Citibank, N.A.
for the obligation to receive a fixed rate of 4.49%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	9,242,000	Aug-11/4.49	388,441

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	4,875,000	Aug-11/4.70	244,043

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	4,875,000	Aug-11/4.70	165,165

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.745% versus the three month USD-LIBOR-BBA
maturing July 27, 2021.	28,116,000	Jul-11/4.745	1,479,181

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.745% versus the three month USD-LIBOR-BBA
maturing July 27, 2021.	28,116,000	Jul-11/4.745	888,747

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	8,789,500	Jul-11/4.5475	380,585

Option on an interest rate swap with Citibank, N.A.
for the obligation to receive a fixed rate of 4.5475%
versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	8,789,500	Jul-11/4.5475	331,804

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	17,579,000	Jul-11/4.52	739,549

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	17,579,000	Jul-11/4.52	681,186

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.525% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	18,744,000	Jul-11/4.525	792,871

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.525% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	18,744,000	Jul-11/4.525	722,769

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	18,744,000	Jul-11/4.46	739,826

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $18,946,249) (Unaudited) cont.

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.		$18,744,000	Jul-11/4.46	$768,317

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 5.36%
versus the three month USD-LIBOR-BBA maturing
February 13, 2025.		419,740	Feb-15/5.36	26,578

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 5.36%
versus the three month USD-LIBOR-BBA maturing
February 13, 2025.		419,740	Feb-15/5.36	25,315

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.		3,835,120	Feb-15/5.27	230,913

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.27% versus the three month USD-LIBOR-BBA
maturing February 12, 2025.		3,835,120	Feb-15/5.27	242,648

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 1.79%
versus the six month EUR-EURIBOR-Telerate maturing
May 13, 2012.	EUR	29,450,000	May-10/1.79	215,995

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
1.79% versus the six month EUR-EURIBOR-Telerate
maturing May 13, 2012.	EUR	29,450,000	May-10/1.79	7,956

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.02%
versus the three month USD-LIBOR-BBA maturing
September 28, 2020.		$16,230,500	Sep-10/4.02	353,013

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.02%
versus the three month USD-LIBOR-BBA maturing
September 28, 2020.		16,230,500	Sep-10/4.02	427,511

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing
May 14, 2022.		9,715,000	May-12/5.51	820,055

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.51% versus the three month USD-LIBOR-BBA
maturing May 14, 2022.		9,715,000	May-12/5.51	274,618

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.02%
versus the three month USD-LIBOR-BBA maturing
October 14, 2020.		975,100	Oct-10/4.02	21,472

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.02% versus the three month USD-LIBOR-BBA
maturing October 14, 2020.		975,100	Oct-10/4.02	27,868

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $18,946,249) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.23% versus the three month USD-LIBOR-BBA
maturing June 9, 2020.	$13,729,000	Jun-10/5.23	$1,098

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA
maturing June 11, 2020.	13,729,000	Jun-10/5.235	1,236

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.665% versus the three month USD-LIBOR-BBA
maturing March 8, 2021.	14,553,200	Mar-11/4.665	325,701

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	14,553,200	Mar-11/4.7375	300,815

Total			$12,925,398

TBA SALE COMMITMENTS OUTSTANDING at 3/31/10 (proceeds receivable $183,435,547) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, May 1, 2040	$14,000,000	05/13/10	$14,925,859

FNMA, 6s, April 1, 2040	14,000,000	04/13/10	14,868,437

FNMA, 5 1/2s, April 1, 2040	93,000,000	04/13/10	97,991,486

FNMA, 5s, April 1, 2040	9,000,000	04/13/10	9,281,953

FNMA, 4 1/2s, April 1, 2040	41,000,000	04/13/10	41,076,875

GNMA, 5 1/2s, March 1, 2040	5,000,000	03/18/10	5,300,391

Total			$183,445,001

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$59,627,300		$27,119	3/11/25	4.23%	3 month USD-
						LIBOR-BBA	$(11,695)

	1,749,200		(595)	3/11/12	3 month USD-
					LIBOR-BBA	1.12%	(47)

	120,304,500		(342,718)	3/25/20	3 month USD-
					LIBOR-BBA	3.69%	(1,447,129)

	86,934,900		47,204	3/25/30	3 month USD-
					LIBOR-BBA	4.3%	(1,123,676)

	179,544,000		—	9/18/10	3 month USD-
					LIBOR-BBA	2.86667%	2,300,629

Barclays Bank PLC
AUD	3,120,000	E	—	2/4/20	6 month AUD-
					BBR-BBSW	6.8%	21,708

	$1,127,200		(1,528)	3/5/19	3.53%	3 month USD-
						LIBOR-BBA	6,846

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
	$34,969,100		$45,529	3/5/19	3 month USD-
					LIBOR-BBA	3.53%	$(214,274)

	9,023,000	E	—	3/9/21	4.2375%	3 month USD-
						LIBOR-BBA	50,799

Citibank, N.A.
	5,155,000		—	11/6/14	2.775%	3 month USD-
						LIBOR-BBA	(104,480)

Credit Suisse International
EUR	29,440,000		—	2/16/12	6 month EUR-
					EURIBOR-
					REUTERS	1.543%	130,077

	$72,262,300		(408,471)	2/22/40	4.58%	3 month USD-
						LIBOR-BBA	(1,643,178)

	315,659,500		7,539	3/19/11	3 month USD-
					LIBOR-BBA	0.5%	(39,660)

	6,364,400		(874)	3/19/12	1.09%	3 month USD-
						LIBOR-BBA	3,726

	688,400		157	3/19/15	3 month USD-
					LIBOR-BBA	2.6%	(2,596)

	59,369,000		(12,614)	3/19/15	2.6%	3 month USD-
						LIBOR-BBA	224,833

	35,909,000		—	9/18/10	3 month USD-
					LIBOR-BBA	2.91916%	469,786

	63,033,000		—	11/6/15	3.97005%	3 month USD-
						LIBOR-BBA	(4,436,337)

	144,150,000		(65,115)	12/16/13	2.23%	3 month USD-
						LIBOR-BBA	(1,373,977)

	1,720,000		—	11/19/14	2.505%	3 month USD-
						LIBOR-BBA	(10,078)

	5,155,000		—	11/6/14	2.7626%	3 month USD-
						LIBOR-BBA	(101,439)

	3,440,000		—	11/10/14	2.6875%	3 month USD-
						LIBOR-BBA	(53,694)

Deutsche Bank AG
EUR	14,720,000		—	2/26/12	6 month EUR-
					EURIBOR-
					REUTERS	1.486%	36,944

EUR	14,720,000		—	3/1/12	6 month EUR-
					EURIBOR-
					REUTERS	1.438%	16,003

	$10,165,300		(4,245)	3/10/13	1.7%	3 month USD-
						LIBOR-BBA	367

	3,171,700		(19,476)	3/10/40	4.48%	3 month USD-
						LIBOR-BBA	(13,634)

	133,509,000		(55,471)	12/4/10	3 month USD-
					LIBOR-BBA	0.53%	271,165

	307,895,000		—	10/24/10	3 month USD-
					LIBOR-BBA	2.604%	7,212,559

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)
Deutsche Bank AG cont.
	$67,200,000		$—	1/8/29	3 month USD-
					LIBOR-BBA	3.19625%	$(10,024,040)

	83,000,000		—	3/16/29	3 month USD-
					LIBOR-BBA	3.29%	(11,917,424)

Goldman Sachs International
AUD	1,487,500	E	—	2/23/20	6 month AUD-
					BBR-BBSW	6.6925%	5,673

AUD	4,520,000	E	—	2/23/20	6 month AUD-
					BBR-BBSW	6.7%	18,231

	$249,094,800		—	3/30/12	3 month USD-
					LIBOR-BBA	1.225%	320,831

	27,434,200		—	3/30/40	4.5375%	3 month USD-
						LIBOR-BBA	(152,534)

GBP	2,930,000		—	3/31/20	6 month GBP-
					LIBOR-BBA	3.8%	—

GBP	5,280,000		—	3/31/15	2.85%	6 month GBP-
						LIBOR-BBA	—

	$140,789,000		1,819,683	1/14/40	4.57%	3 month USD-
						LIBOR-BBA	(1,001,352)

	156,147,000		456,537	1/14/15	2.84%	3 month USD-
						LIBOR-BBA	(1,855,539)

	315,990,000		1,369,653	1/14/16	3.18%	3 month USD-
						LIBOR-BBA	(3,934,009)

GBP	59,090,000		—	1/29/12	1.739%	6 month GBP-
						LIBOR-BBA	(610,644)

AUD	2,830,000	E	—	2/5/20	6 month AUD-
					BBR-BBSW	6.71%	12,271

JPMorgan Chase Bank, N.A.
	$33,631,600		(26,171)	2/26/11	3 month USD-
					LIBOR-BBA	0.56%	2,635

AUD	7,040,000		—	3/1/15	5.6%	6 month AUD-
						BBR-BBSW	53,549

AUD	5,280,000		—	3/2/15	5.6515%	6 month AUD-
						BBR-BBSW	31,156

CAD	11,850,000		—	3/1/12	1.43%	3 month CAD-
						BA-CDOR	71,221

CAD	2,750,000		—	3/1/20	3 month CAD-
					BA-CDOR	3.6425%	(7,958)

	$9,023,000	E	—	3/8/21	4.165%	3 month USD-
						LIBOR-BBA	103,584

	115,307,000		270,716	3/22/20	3 month USD-
					LIBOR-BBA	3.68%	(843,758)

	65,996,000		—	7/16/10	3 month USD-
					LIBOR-BBA	3.384%	1,006,802

	20,788,000		—	7/22/10	3 month USD-
					LIBOR-BBA	3.565%	341,254

AUD	6,110,000		—	6/26/19	6 month AUD-
					BBR-BBSW	6.05%	(10,334)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
JPY	353,600,000	E	$—	7/28/29	6 month JPY-
					LIBOR-BBA	2.67%	$(124,161)

JPY	475,400,000	E	—	7/28/39	2.40%	6 month JPY-
						LIBOR-BBA	104,910

GBP	6,600,000		—	12/10/19	3.8325%	6 month GBP-
						LIBOR-BBA	(159,003)

AUD	1,500,000		—	12/17/19	6 month AUD-
					BBR-BBSW	6.15%	7,585

AUD	4,500,000		—	12/18/19	6 month AUD-
					BBR-BBSW	6.15%	22,516

PLN	10,420,000		—	1/26/11	6 month PLN-
					WIBOR-WIBO	4.177%	(1,723)

JPY	955,600,000		—	2/5/20	1.415%	6 month JPY-
						LIBOR-BBA	8,025

JPY	415,900,000		—	2/5/40	6 month JPY-
					LIBOR-BBA	2.25%	(57,923)

CAD	8,080,000		—	3/16/11	0.98%	3 month CAD-
						BA-CDOR	4,630

CAD	1,780,000		—	3/16/19	3 month CAD-
					BA-CDOR	2.7%	(120,645)

CAD	8,310,000		—	3/17/13	1.56%	3 month CAD-
						BA-CDOR	188,796

CAD	2,640,000		—	3/17/24	3 month CAD-
					BA-CDOR	3.46%	(190,744)

	$2,560,000		—	4/3/10	3 month USD-
					LIBOR-BBA	1.168%	13,375

Total							$(28,525,199)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$6,210,000	$—	2/23/12	1.525%	USA Non Revised	$7,146
				Consumer Price
				Index — Urban
				(CPI-U)

627,944	654	1/12/40	(4.00%) 1 month	Synthetic TRS	(8,914)
			USD-LIBOR	Index 4.00%
				30 year Fannie
				Mae pools

1,248,302	(1,551)	1/12/40	4.50% (1 month	Synthetic TRS	18,613
			USD-LIBOR)	Index 4.50%
				30 year Fannie
				Mae pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$612,878	$4,772	1/12/40	(5.00%) 1 month	Synthetic TRS	$(11,942)
				USD-LIBOR	Index 5.00%
					30 year Fannie
					Mae pools

Citibank, N.A.
	4,655,000	—	11/6/14	2.07%	USA Non Revised	11,638
					Consumer Price
					Index — Urban
					(CPI-U)

Credit Suisse International
	1,550,000	—	11/17/14	2.025%	USA Non Revised	3,701
					Consumer Price
					Index — Urban
					(CPI-U)

	1,550,000	—	11/19/14	2.01%	USA Non Revised	2,386
					Consumer Price
					Index — Urban
					(CPI-U)

	4,655,000	—	11/6/14	2.0667%	USA Non Revised	23,745
					Consumer Price
					Index — Urban
					(CPI-U)

	3,100,000	—	11/10/14	2.0775%	USA Non Revised	16,625
					Consumer Price
					Index — Urban
					(CPI-U)

baskets	3,066	—	7/15/10	(3 month USD-	The Middle East	255,202
				LIBOR-BBA plus	Custom Basket
				1.00% )	Index currently
					sponsored by
					Credit Suisse
					ticker CSGCPUT

Deutsche Bank AG
	$627,944	131	1/12/40	4.00% (1 month	Synthetic TRS	9,768
				USD-LIBOR)	Index 4.00%
					30 year Fannie
					Mae pools

	1,248,302	770	1/12/40	(4.50%)1 month	Synthetic TRS	(19,547)
				USD-LIBOR	Index 4.50%
					30 year Fannie
					Mae pools

	612,878	(2,474)	1/12/40	5.00% (1 month	Synthetic TRS	14,324
				USD-LIBOR)	Index 5.00%
					30 year Fannie
					Mae pools

EUR 10,134,000		—	3/27/14	1.785%	Eurostat Eurozone	150,568
					HICP excluding
					tobacco

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
EUR	16,890,000	F	$—	4/30/13	2.375%	French Consumer	$972,021
						Price Index
						excluding tobacco

EUR	16,890,000		—	4/30/13	(2.41%)	Eurostat Eurozone	(1,067,892)
						HICP excluding
						tobacco

EUR	16,890,000	F	—	5/6/13	2.34%	French Consumer	933,056
						Price Index
						excluding tobacco

EUR	16,890,000		—	5/6/13	(2.385%)	Eurostat Eurozone	(1,051,466)
						HICP excluding
						tobacco

baskets	6,147		—	11/24/10	(3 month USD-	A basket	904,972
					LIBOR-BBA)	(GSPMTGCC)
						of common stocks

EUR	1,100,000		—	4/23/14	1.67%	Eurostat Eurozone	(802)
						HICP excluding
						tobacco

EUR	10,134,000		—	4/14/14	1.835%	Eurostat Eurozone	103,618
						HICP excluding
						tobacco

	$18,560,000		—	5/18/10	0.25%	USA Non Revised	469,382
						Consumer Price
						Index — Urban
						(CPI- U)

JPMorgan Chase Bank, N.A.
EUR	3,105,000		—	4/6/12	1.8575%	Eurostat Eurozone	—
						HICP excluding
						tobacco

shares	551,399		—	10/20/10	(3 month USD-	iShares MSCI	174,852
					LIBOR-BBA plus	Emerging Markets
					5 bp)	Index

shares	42,820		—	7/29/10	(3 month USD-	S&P 500	1,757,701
					LIBOR-BBA )	Information
						Technology Total
						Return Index

shares	26,646		—	7/29/10	3 month USD-	S&P 500 Energy	(835,730)
					LIBOR-BBA	Total Return Index

UBS, AG
shares	14,636		—	1/21/11	(3 month USD-	S&P 500 Materials	171,249
					LIBOR-BBA)	Total Return Index

shares	13,994		—	1/21/11	(3 month USD-	S&P 500 Utilities	80,441
					LIBOR-BBA)	Total Return Index

Total							$3,084,715

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures (“ASC 820”) based on securities valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	$—	$105,000	12/20/12	95 bp	$(8,032)

Citibank, N.A.
DJ CDX EM
Series 11 Index	—	(8,100)	300,000	6/20/14	(500 bp)	(44,324)

DJ CDX NA IG
Series 14 Index	BBB+	(41,360)	6,820,000	6/20/15	100 bp	(1,039)

Lighthouse
International Co.,
SA, 8%, 4/30/14	Caa1	—	EUR 1,000,000	3/20/13	815 bp	(103,166)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	(13,264)	$1,490,000	12/20/19	(100 bp)	9,790

DJ CDX NA HY Series
14 Index	B+	254,938	20,395,000	6/20/15	500 bp	(175,850)

DJ CMB NA CMBX
AAA Index	AA+	151,798	912,000	12/13/49	8 bp	34,620

DJ CMB NA CMBX
AJ Index	—	(460,732)	1,433,000	2/17/51	(96 bp)	293,155

Republic of
Ireland, 3 7/8%,
7/15/10	Aa1	85,077	1,490,000	12/20/19	100 bp	35,997

Deutsche Bank AG
DJ CDX EM
Series 11 Index	—	(35,420)	1,610,000	6/20/14	(500 bp)	(229,824)

DJ CDX NA HY
Series 14 Index	B+	11,813	900,000	6/20/15	500 bp	(7,198)

Pacific Gas &
Electric Co., 4.8%,
3/1/14	A3	—	665,000	12/20/13	112 bp	8,612

Smurfit Kappa
Funding, 7 3/4%,
4/1/15	B2	—	EUR 440,000	9/20/13	715 bp	65,507

Universal Corp.,
5.2%, 10/15/13	—	—	$710,000	3/20/15	(95 bp)	11,499

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	B	—	EUR 690,000	9/20/13	477 bp	65,590

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	B	—	EUR 690,000	9/20/13	535 bp	83,363

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/10 (Unaudited) cont.

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International
DJ CDX NA CMBX AAA
Index	AAA	$17,922	$490,000	3/15/49	7 bp	$(26,172)

Lighthouse
International Co,
SA, 8%, 4/30/14	Caa1	—	EUR 680,000	3/20/13	680 bp	(114,652)

Macy’s Retail
Holdings, Inc.,
7.45%, 7/15/17	—	—	$2,645,000	6/20/11	(254.9 bp)	(55,196)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	—	615,000	12/20/13	118.1 bp	1,346

JPMorgan Chase Bank, N.A.
Computer Science
Corp., 5%, 2/15/13	—	—	2,625,000	3/20/18	(82 bp)	10,427

DJ CDX NA HY Series
14 Index	B+	624,388	45,410,000	6/20/15	500 bp	(335,233)

Glencore Funding
LLC, 6%, 4/15/14	—	—	2,860,000	6/20/14	(148 bp)	941

Merrill Lynch Capital Services, Inc.
Pacific Gas &
Electric Co., 4.8%,
3/1/14	A3	—	710,000	12/20/13	113 bp	9,453

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe
Crossover Series 12
Version 1	—	(23,121)	EUR 1,943,000	12/20/14	(500 bp)	(140,276)

Universal Corp.,
5.2%, 10/15/13	—	—	$2,130,000	3/20/13	(89 bp)	2,242

Total						$(608,420)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2010. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of March 31, 2010:

Growth Portfolio
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$75,513,621	$—	$—

Capital goods	67,250,008	—	—

Communication services	46,282,173	—	—

Conglomerates	15,939,331	—	—

Consumer cyclicals	118,771,818	372,560	110,247

Consumer staples	79,797,771	—	—

Energy	96,052,470	—	10,114

Financials	172,562,758	—	—

Health care	107,704,678	—	—

Technology	150,605,297	—	37,702

Transportation	14,065,481	—	—

Utilities and power	39,985,418	—	—

Total common stocks	984,530,824	372,560	158,063

Asset-backed securities	—	25,378,863	4,779

Commodity linked notes	—	9,695,611	—

Convertible bonds and notes	—	3,800,376	—

Convertible preferred stocks	—	1,703	—

Corporate bonds and notes	—	205,185,745	3,360,000

Foreign government bonds and notes	—	6,865,759	—

Investment Companies	11,046,744	—	—

Mortgage-backed securities	—	102,231,959	126,853

Municipal bonds and notes	—	202,156	—

Preferred stocks	—	168,457	—

Purchased options outstanding	—	3,707,957	—

Senior loans	—	5,181,329	—

U.S. Government and Agency Mortgage Obligations	—	164,984,947	—

U.S. Treasury Obligations	—	1,017,445	—

Warrants	4,524	326	—

Short-term investments	319,522,705	163,341,194	—

Totals by level	$1,315,104,797	$692,136,387	$3,649,695

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	$—	$1,121,571	$—

Forward currency contracts to sell	—	(101,249)	—

Futures contracts	7,083,585	—	—

Written options	—	(12,001,720)	—

TBA sales commitments	—	(73,142,226)	—

Receivable purchase agreement	—	—	399,502

Interest rate swap contracts	—	(7,118,004)	—

Total return swap contracts	—	4,881,425	—

Credit default contracts	—	(2,236,297)	—

Totals by level	$7,083,585	$(88,596,500)	$399,502

Balanced Portfolio
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$45,032,998	$—	$—

Capital goods	45,277,464	—	—

Communication services	29,321,306	—	—

Conglomerates	12,450,567	—	—

Consumer cyclicals	76,851,458	369,280	81,633

Consumer staples	56,733,105	—	—

Energy	62,712,951	—	8,819

Financials	103,952,476	—	—

Health care	78,648,919	—	—

Technology	106,376,629	—	30,308

Transportation	9,175,496	—	—

Utilities and power	26,369,506	—	—

Total common stocks	652,902,875	369,280	120,760

Asset-backed securities	—	48,433,154	7,090

Commodity linked notes	—	8,067,682	—

Convertible bonds and notes	—	3,170,522	—

Convertible preferred stocks	—	2,271	—

Corporate bonds and notes	—	241,978,650	—

Foreign government bonds and notes	—	8,985,018	—

Investment Companies	13,589,477	—	—

Mortgage-backed securities	—	119,745,280	381,556

Municipal bonds and notes	—	1,098,583	—

Preferred stocks	—	189,800	—

Purchased options outstanding	—	2,759,666	—

Senior loans	—	7,272,797	—

U.S. Government and Agency Mortgage Obligations	—	336,967,155	—

U.S. Treasury Obligations	—	567,897	—

Warrants	—	194	—

Short-term investments	245,505,769	138,100,895	—

Totals by level	$911,998,121	$917,708,844	$509,406

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	—	1,490,404	—

Forward currency contracts to sell	—	(427,251)	—

Futures contracts	2,365,806	—	—

Written options	—	(13,970,866)	—

TBA sales commitments	—	(145,273,477)	—

Receivable purchase agreement	—	—	(738,040)

Interest rate swap contracts	—	(15,488,579)	—

Total return swap contracts	—	4,285,199	—

Credit default contracts	—	(942,674)	—

Totals by level	$2,365,806	$(170,327,244)	$(738,040)

Conservative Portfolio
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$23,522,579	$—	$—

Capital goods	22,570,395	—	—

Communication services	14,727,038	—	—

Conglomerates	6,567,366	—	—

Consumer cyclicals	37,699,735	257,680	64,019

Consumer staples	28,769,777	—	—

Energy	30,597,282	—	4,761

Financials	52,225,345	—	—

Health care	38,935,050	—	—

Technology	53,124,715	—	21,518

Transportation	4,567,385	—	—

Utilities and power	13,533,130	—	—

Total common stocks	326,839,797	257,680	90,298

Asset-backed securities	—	37,789,298	4,466

Commodity linked notes	—	5,533,651	—

Convertible bonds and notes	—	2,157,368	—

Corporate bonds and notes	—	217,301,807	—

Foreign government bonds and notes	—	8,556,347	—

Investment Companies	5,416,524	—	—

Mortgage-backed securities	—	110,611,460	326,607

Municipal bonds and notes	—	1,115,535	—

Preferred stocks	—	109,764	—

Purchased options outstanding	—	3,106,600	—

Senior loans	—	3,609,947	—

U.S. Government and Agency Mortgage Obligations	—	413,163,451	—

U.S. Treasury Obligations	—	1,234,450	—

Warrants	2,262	63	—

Short-term investments	223,934,206	158,019,745	—

Totals by level	$556,192,789	$962,567,166	$421,371

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	—	392,553	—

Forward currency contracts to sell	—	342,211	—

Futures contracts	(907,376)	—	—

Written options	—	(12,925,398)	—

TBA sales commitments	—	(183,445,001)	—

Receivable purchase agreement	—	—	(417,632)

Interest rate swap contracts	—	(31,632,058)	—

Total return swap contracts	—	3,082,413	—

Credit default contracts	—	(1,172,359)	—

Totals by level	$(907,376)	$(225,357,639)	$(417,632)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 3/31/10 (Unaudited)

Putnam Asset Allocation: Growth Portfolio

ASSETS

Investment in securities, at value, including $45,408,478
of securities on loan (Note 1):
Unaffiliated issuers (identified cost $1,543,487,710)	$1,691,368,174
Affiliated issuers (identified cost $319,522,705) (Note 6)	319,522,705

Cash	685,201

Foreign currency (cost $980,144) (Note 1)	993,807

Dividends, interest and other receivables	7,699,231

Receivable for shares of the fund sold	1,936,052

Receivable for investments sold	94,411,679

Receivable for sales of delayed delivery securities (Note 1)	73,811,310

Receivable for receivable purchase agreement (Note 2)	399,502

Unrealized appreciation on swap contracts (Note 1)	14,874,124

Unrealized appreciation on forward currency contracts (Note 1)	5,237,435

Premium paid on swap contracts (Note 1)	2,861,803

Total assets	2,213,801,023

LIABILITIES

Payable for variation margin (Note 1)	1,000,037

Payable for investments purchased	66,795,312

Payable for purchases of delayed delivery securities (Notes 1, 7 and 8)	153,609,147

Payable for shares of the fund repurchased	71,358,607

Payable for compensation of Manager (Note 2)	925,990

Payable for investor servicing fees (Note 2)	299,955

Payable for custodian fees (Note 2)	141,001

Payable for Trustee compensation and expenses (Note 2)	205,695

Payable for administrative services (Note 2)	6,010

Payable for distribution fees (Note 2)	1,037,022

Written options outstanding, at value (premiums received $18,738,799) (Notes 1 and 3)	12,001,720

Premium received on swap contracts (Note 1)	2,429,981

Unrealized depreciation on swap contracts (Note 1)	19,778,822

Unrealized depreciation on forward currency contracts (Note 1)	4,217,113

TBA sales commitments, at value (proceeds receivable $73,235,781) (Note 1)	73,142,226

Collateral on securities loaned, at value (Note 1)	47,171,865

Collateral on certain derivative contracts, at value (Note 1)	1,017,445

Other accrued expenses	461,557

Total liabilities	455,599,505

Net assets	$1,758,201,518

(Continued on next page)

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$2,041,412,304

Distributions in excess of net investment income (Note 1)	(17,339,463)

Accumulated net realized loss on investments and foreign
currency transactions (Note 1)	(424,164,252)

Net unrealized appreciation of investments and assets and
liabilities in foreign currencies	158,292,929

Total — Representing net assets applicable to capital shares outstanding	$1,758,201,518

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($1,198,318,339 divided by 102,712,270 shares)	$11.67

Offering price per class A share (100/94.25 of $11.67)*	$12.38

Net asset value and offering price per class B share
($198,747,206 divided by 17,268,798 shares)**	$11.51

Net asset value and offering price per class C share
($140,846,579 divided by 12,475,961 shares)**	$11.29

Net asset value and redemption price per class M share
($31,341,099 divided by 2,726,385 shares)	$11.50

Offering price per class M share (100/96.50 of $11.50)*	$11.92

Net asset value, offering price and redemption price per class R share
($13,283,399 divided by 1,154,757 shares)	$11.50

Net asset value, offering price and redemption price per class Y share
($175,664,896 divided by 14,945,250 shares)	$11.75

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 3/31/10 (Unaudited)

Putnam Asset Allocation: Growth Portfolio

INVESTMENT INCOME

Interest (including interest income of $301,418 from investments in affiliated issuers) (Note 6)	$15,742,614

Dividends (net of foreign tax of $214,959)	9,008,281

Securities lending	257,533

Total investment income	25,008,428

EXPENSES

Compensation of Manager (Note 2)	5,280,418

Investor servicing fees (Note 2)	2,180,799

Custodian fees (Note 2)	251,121

Trustee compensation and expenses (Note 2)	61,649

Administrative services (Note 2)	48,228

Distribution fees — Class A (Note 2)	1,436,667

Distribution fees — Class B (Note 2)	992,618

Distribution fees — Class C (Note 2)	677,829

Distribution fees — Class M (Note 2)	113,879

Distribution fees — Class R (Note 2)	30,849

Other	511,067

Total expenses	11,585,124

Expense reduction (Note 2)	(66,239)

Net expenses	11,518,885

Net investment income	13,489,543

Net realized gain on investments (Notes 1 and 3)	53,776,114

Net realized loss on swap contracts (Note 1)	(4,991,397)

Net realized gain on futures contracts (Note 1)	48,546,694

Net realized gain on foreign currency transactions (Note 1)	9,128,204

Net realized gain on written options (Notes 1 and 3)	1,891,730

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(3,078,239)

Net unrealized appreciation of investments, futures contracts, swap contracts, written options, TBA sales commitments and receivable purchase agreement
during the period	56,458,395

Net gain on investments	161,731,501

Net increase in net assets resulting from operations	$175,221,044

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Putnam Asset Allocation: Growth Portfolio

INCREASE (DECREASE) IN NET ASSETS	Six months ended 3/31/10*	Year ended 9/30/09

Operations:
Net investment income	$13,489,543	$30,094,303

Net realized gain (loss) on investments and foreign
currency transactions	108,351,345	(346,782,816)

Net unrealized appreciation of investments and assets and
liabilities in foreign currencies	53,380,156	310,746,106

Net increase (decrease) in net assets resulting from operations	175,221,044	(5,942,407)

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(48,387,621)	(43,716,452)

Class B	(7,193,779)	(6,364,261)

Class C	(5,054,207)	(4,077,608)

Class M	(1,199,621)	(1,014,414)

Class R	(496,570)	(292,243)

Class Y	(10,091,298)	(6,229,091)

Increase in capital from settlement payments	54,004	25,944

Redemption fees (Note 1)	1,978	8,814

Decrease from capital share transactions (Note 4)	(89,990,071)	(174,034,974)

Total increase (decrease) in net assets	12,863,859	(241,636,692)

NET ASSETS

Beginning of period	1,745,337,659	1,986,974,351

End of period (including distributions in excess of net investment income of $17,339,463 and undistributed net investment income
of $41,594,090, respectively)	$1,758,201,518	$1,745,337,659

* Unaudited

The accompanying notes are an integral part of these financial statements.

This page left blank intentionally.

Financial highlights (For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

			Net realized											Ratio of net
	Net asset	Net	and			From net							Ratio	investment
	value,	investment	unrealized	Total from	From net	realized			Non-recurring	Net asset	Total return	Net assets,	of expenses	income (loss)
	beginning	income	gain (loss) on	investment	investment	gain on	Total	Redemption	reimburse-	value, end	at net asset	end of period	to average	to average	Portfolio
Period ended	of period	(loss) [a]	investments	operations	income	investments	distributions	fees [e]	ments	of period	value (%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	turnover (%) [h]

Class A
March 31, 2010 **	$11.03	.09	1.04	1.13	(.49)	—	(.49)	—	— [e,k]	$11.67	10.51 *	$1,198,318	.60 *	.83 *	55.71 *
September 30, 2009	11.30	.19	(.07)	.12	(.39)	—	(.39)	—	— [e,i]	11.03	2.31	1,127,303	1.22 [j,d]	2.09 [d]	130.14
September 30, 2008	15.14	.28	(3.82)	(3.54)	(.16)	(.14)	(.30)	—	—	11.30	(23.82)	1,338,008	1.13 [d]	2.08 [d]	112.72
September 30, 2007	13.32	.22	1.68	1.90	(.08)	—	(.08)	—	—	15.14	14.31	1,763,893	1.14 [d]	1.52 [d]	80.70
September 30, 2006	11.97	.19 [g]	1.26	1.45	(.10)	—	(.10)	—	—	13.32	12.19 [g]	1,152,980	1.14 [g,d]	1.51 [g,d]	85.02
September 30, 2005	10.26	.15 [f]	1.69	1.84	(.13)	—	(.13)	—	—	11.97	18.02	775,947	1.25 [d]	1.34 [f,d]	111.90

Class B
March 31, 2010 **	$10.85	.05	1.02	1.07	(.41)	—	(.41)	—	— [e,k]	$11.51	10.08 *	$198,747	.97 *	.45 *	55.71 *
September 30, 2009	11.05	.12	(.04)	.08	(.28)	—	(.28)	—	— [e,i]	10.85	1.64	201,795	1.97 [j,d]	1.34 [d]	130.14
September 30, 2008	14.80	.17	(3.74)	(3.57)	(.04)	(.14)	(.18)	—	—	11.05	(24.38)	269,312	1.88 [d]	1.30 [d]	112.72
September 30, 2007	13.05	.11	1.64	1.75	—	—	—	—	—	14.80	13.41	432,178	1.89 [d]	.76 [d]	80.70
September 30, 2006	11.73	.09 [g]	1.24	1.33	(.01)	—	(.01)	—	—	13.05	11.37 [g]	363,651	1.89 [g,d]	.75 [g,d]	85.02
September 30, 2005	10.06	.06 [f]	1.67	1.73	(.06)	—	(.06)	—	—	11.73	17.22	315,199	2.00 [d]	.59 [f,d]	111.90

Class C
March 31, 2010 **	$10.66	.05	.99	1.04	(.41)	—	(.41)	—	— [e,k]	$11.29	10.05 *	$140,847	.97 *	.45 *	55.71 *
September 30, 2009	10.87	.12	(.04)	.08	(.29)	—	(.29)	—	— [e,i]	10.66	1.63	134,572	1.97 [j,d]	1.34 [d]	130.14
September 30, 2008	14.58	.17	(3.68)	(3.51)	(.06)	(.14)	(.20)	—	—	10.87	(24.37)	167,237	1.88 [d]	1.31 [d]	112.72
September 30, 2007	12.86	.11	1.61	1.72	— [e]	—	— [e]	—	—	14.58	13.40	241,464	1.89 [d]	.77 [d]	80.70
September 30, 2006	11.57	.09 [g]	1.22	1.31	(.02)	—	(.02)	—	—	12.86	11.38 [g]	150,255	1.89 [g,d]	.76 [g,d]	85.02
September 30, 2005	9.92	.06 [f]	1.64	1.70	(.05)	—	(.05)	—	—	11.57	17.21	96,350	2.00 [d]	.59 [f,d]	111.90

Class M
March 31, 2010 **	$10.86	.06	1.02	1.08	(.44)	—	(.44)	—	— [e,k]	$11.50	10.22 *	$31,341	.85 *	.58 *	55.71 *
September 30, 2009	11.09	.14	(.05)	.09	(.32)	—	(.32)	—	— [e,i]	10.86	1.84	29,912	1.72 [j,d]	1.58 [d]	130.14
September 30, 2008	14.86	.21	(3.75)	(3.54)	(.09)	(.14)	(.23)	—	—	11.09	(24.15)	37,313	1.63 [d]	1.57 [d]	112.72
September 30, 2007	13.09	.14	1.65	1.79	(.02)	—	(.02)	—	—	14.86	13.65	50,657	1.64 [d]	1.00 [d]	80.70
September 30, 2006	11.77	.12 [g]	1.24	1.36	(.04)	—	(.04)	—	—	13.09	11.60 [g]	40,409	1.64 [g,d]	1.00 [g,d]	85.02
September 30, 2005	10.09	.09 [f]	1.67	1.76	(.08)	—	(.08)	—	—	11.77	17.48	34,029	1.75 [d]	.84 [f,d]	111.90

Class R
March 31, 2010 **	$10.88	.08	1.01	1.09	(.47)	—	(.47)	—	— [e,k]	$11.50	10.31 *	$13,283	.72 *	.70 *	55.71 *
September 30, 2009	11.16	.17	(.08)	.09	(.37)	—	(.37)	—	— [e,i]	10.88	1.97	10,844	1.47 [j,d]	1.85 [d]	130.14
September 30, 2008	14.96	.25	(3.80)	(3.55)	(.11)	(.14)	(.25)	—	—	11.16	(24.08)	8,950	1.38 [d]	1.88 [d]	112.72
September 30, 2007	13.18	.18	1.66	1.84	(.06)	—	(.06)	—	—	14.96	14.00	7,447	1.39 [d]	1.28 [d]	80.70
September 30, 2006	11.87	.17 [g]	1.23	1.40	(.09)	—	(.09)	—	—	13.18	11.85 [g]	6,258	1.39 [g,d]	1.31 [g,d]	85.02
September 30, 2005	10.21	.12 [f]	1.68	1.80	(.14)	—	(.14)	—	—	11.87	17.80	1,285	1.50 [d]	1.10 [f,d]	111.90

Class Y
March 31, 2010 **	$11.12	.11	1.03	1.14	(.51)	—	(.51)	—	— [e,k]	$11.75	10.58 *	$175,665	.47 *	.95 *	55.71 *
September 30, 2009	11.42	.22	(.09)	.13	(.43)	—	(.43)	—	— [e,i]	11.12	2.43	240,911	.97 [j,d]	2.41 [d]	130.14
September 30, 2008	15.28	.32	(3.85)	(3.53)	(.19)	(.14)	(.33)	—	—	11.42	(23.55)	166,154	.88 [d]	2.30 [d]	112.72
September 30, 2007	13.44	.26	1.69	1.95	(.11)	—	(.11)	—	—	15.28	14.55	217,314	.89 [d]	1.75 [d]	80.70
September 30, 2006	12.08	.22 [g]	1.27	1.49	(.13)	—	(.13)	—	—	13.44	12.40 [g]	154,877	.89 [g,d]	1.73 [g,d]	85.02
September 30, 2005	10.35	.18 [f]	1.70	1.88	(.15)	—	(.15)	—	—	12.08	18.35	301,901	1.00 [d]	1.58 [f,d]	111.90

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

204	205

Financial highlights (Continued)

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to September 30, 2009, certain fund expenses were waived in connection with the fund's investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of
average net assets

September 30, 2009	0.07%

September 30, 2008	0.02

September 30, 2007	0.01

September 30, 2006	0.01

September 30, 2005	0.02

e Amount represents less than $0.01 per share.

f Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts:

		Percentage of
	Per share	average net assets

Class A	<$0.01	0.01%

Class B	<0.01	0.01

Class C	<0.01	0.01

Class M	<0.01	0.01

Class R	<0.01	0.01

Class Y	<0.01	0.01

g Reflects a non-recurring reimbursement from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agent services, which amounted to $0.01 per share and 0.07% of average net assets for the period ended September 30, 2006.

h Portfolio turnover excludes dollar roll transactions.

i Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to less than $0.01 per share outstanding as of June 23, 2009.

j Includes interest accrued in connection with certain terminated derivative contracts, which amounted to less than 0.01% of average net assets as of September 30, 2009 (Note 2).

k Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Prudential Securities, Inc., which amounted to less than $0.01 per share outstanding as of March 30, 2010.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 3/31/10 (Unaudited)

Putnam Asset Allocation: Balanced Portfolio

ASSETS

Investment in securities, at value, including $30,879,068 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $1,480,067,957)	$1,584,710,602
Affiliated issuers (identified cost $245,505,769) (Note 6)	245,505,769

Cash	436,896

Foreign currency (cost $90,470) (Note 1)	83,241

Dividends, interest and other receivables	8,473,632

Receivable for shares of the fund sold	1,414,222

Receivable for investments sold	82,472,862

Receivable for sales of delayed delivery securities (Note 1)	145,753,916

Receivable for variation margin (Note 1)	454,158

Unrealized appreciation on forward currency contracts (Note 1)	4,146,366

Unrealized appreciation on swap contracts (Note 1)	19,524,053

Premium paid on swap contracts (Note 1)	3,051,512

Total assets	2,096,027,229

LIABILITIES

Payable for investments purchased	98,500,589

Payable for purchases of delayed delivery securities (Notes 1, 7 and 8)	313,964,092

Payable for shares of the fund repurchased	43,691,377

Payable for compensation of Manager (Note 2)	650,228

Payable for investor servicing fees (Note 2)	261,882

Payable for custodian fees (Note 2)	99,230

Payable for Trustee compensation and expenses (Note 2)	217,822

Payable for administrative services (Note 2)	4,971

Payable for distribution fees (Note 2)	804,654

Payable for receivable purchase agreement (Note 2)	738,040

Interest payable (Note 2)	1,905,838

Written options outstanding, at value (premiums received $20,023,028) (Notes 1 and 3)	13,970,866

Premium received on swap contracts (Note 1)	2,397,913

Unrealized depreciation on swap contracts (Note 1)	32,323,706

Unrealized depreciation on forward currency contracts (Note 1)	3,083,213

TBA sales commitments, at value (proceeds receivable $145,309,687) (Note 1)	145,273,477

Collateral on securities loaned, at value (Note 1)	32,224,105

Collateral on certain derivative contracts, at value (Note 1)	567,897

Other accrued expenses	299,279

Total liabilities	690,979,179

Net assets	$1,405,048,050

(Continued on next page)

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,676,532,695

Distributions in excess of net investment income (Note 1)	(8,157,341)

Accumulated net realized loss on investments and foreign
currency transactions (Note 1)	(365,583,569)

Net unrealized appreciation of investments and assets and
liabilities in foreign currencies	102,256,265

Total — Representing net assets applicable to capital shares outstanding	$1,405,048,050

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($967,335,389 divided by 92,767,910 shares)	$10.43

Offering price per class A share (100/94.25 of $10.43)*	$11.07

Net asset value and offering price per class B share
($128,620,054 divided by 12,389,903 shares)**	$10.38

Net asset value and offering price per class C share
($102,422,190 divided by 10,005,860 shares)**	$10.24

Net asset value and redemption price per class M share
($23,418,288 divided by 2,249,219 shares)	$10.41

Offering price per class M share (100/96.50 of $10.41)*	$10.79

Net asset value, offering price and redemption price per class R share
($8,955,795 divided by 863,722 shares)	$10.37

Net asset value, offering price and redemption price per class Y share
($174,296,334 divided by 16,692,655 shares)	$10.44

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 3/31/10 (Unaudited)

Putnam Asset Allocation: Balanced Portfolio

INVESTMENT INCOME

Interest (including interest income of $249,676 from investments in affiliated issuers) (Note 6)	$22,324,705

Dividends (net of foreign tax of $106,727)	6,354,203

Securities lending	189,745

Total investment income	28,868,653

EXPENSES

Compensation of Manager (Note 2)	4,145,032

Investor servicing fees (Note 2)	1,784,198

Custodian fees (Note 2)	136,430

Trustee compensation and expenses (Note 2)	50,361

Administrative services (Note 2)	39,485

Distribution fees — Class A (Note 2)	1,173,222

Distribution fees — Class B (Note 2)	646,890

Distribution fees — Class C (Note 2)	501,595

Distribution fees — Class M (Note 2)	84,990

Distribution fees — Class R (Note 2)	22,397

Interest expense (Note 2)	700,658

Other	367,426

Fees waived and reimbursed by Manager (Note 2)	(252,055)

Total expenses	9,400,629

Expense reduction (Note 2)	(41,018)

Net expenses	9,359,611

Net investment income	19,509,042

Net realized gain on investments (Notes 1 and 3)	44,398,722

Net realized loss on swap contracts (Note 1)	(41,549,685)

Net realized gain on futures contracts (Note 1)	22,892,110

Net realized gain on foreign currency transactions (Note 1)	7,722,154

Net realized gain on written options (Notes 1 and 3)	6,600,316

Net unrealized depreciation of assets and liabilities in
foreign currencies during the period	(1,646,280)

Net unrealized appreciation of investments, futures contracts, swap contracts, written options, TBA sales commitments and receivable purchase agreement
during the period	85,308,255

Net gain on investments	123,725,592

Net increase in net assets resulting from operations	$143,234,634

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Putnam Asset Allocation: Balanced Portfolio

DECREASE IN NET ASSETS	Six months ended 3/31/10*	Year ended 9/30/09

Operations:
Net investment income	$19,509,042	$32,420,034

Net realized gain (loss) on investments and foreign
currency transactions	40,063,617	(222,249,563)

Net unrealized appreciation of investments and assets
and liabilities in foreign currencies	83,661,975	196,239,164

Net increase in net assets resulting from operations	143,234,634	6,409,635

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(37,278,007)	(45,548,974)

Class B	(4,692,789)	(6,161,462)

Class C	(3,707,389)	(4,257,646)

Class M	(855,117)	(988,624)

Class R	(351,456)	(296,043)

Class Y	(10,180,758)	(12,250,700)

Redemption fees (Note 1)	530	4,765

Decrease from capital share transactions (Note 4)	(142,575,791)	(193,272,694)

Total decrease in net assets	(56,406,143)	(256,361,743)

NET ASSETS

Beginning of period	1,461,454,193	1,717,815,936

End of period (including distributions in excess of net investment income of $8,157,341 and undistributed net investment income
of $29,399,133, respectively)	$1,405,048,050	$1,461,454,193

* Unaudited

The accompanying notes are an integral part of these financial statements.

This page left blank intentionally.

Financial highlights (For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio
												of expenses
											Ratio	to average	Ratio of net
			Net realized								of expenses	net assets	investment
	Net asset value,		and unrealized	Total from	From net	Total		Net asset	Total return	Net assets,	to average	excluding	income (loss)
	beginning	Net investment	gain (loss) on	investment	investment	distri-	Redemption	value, end of	at net asset	end of period	net assets	interest	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	butions	fees [e]	period	value (%) [b]	(in thousands)	(%) [c,d]	expense (%) [c,d]	net assets (%) [d]	turnover (%) [h]

Class A
March 31, 2010 **	$9.82	.14	.88	1.02	(.41)	(.41)	—	$10.43	10.60 *	$967,335	.61 *[i]	.56 *	1.40 *	73.09 *
September 30, 2009	10.01	.21	.05 [j]	.26	(.45)	(.45)	—	9.82	3.79	927,285	1.23 [i]	1.13	2.54	200.58
September 30, 2008	12.74	.36	(2.81)	(2.45)	(.28)	(.28)	—	10.01	(19.45)	1,142,882	1.09	1.09	3.07	123.63
September 30, 2007	11.86	.27	.83	1.10	(.22)	(.22)	—	12.74	9.36	1,619,706	1.06	1.06	2.19	106.89
September 30, 2006	11.04	.23 [g]	.82	1.05	(.23)	(.23)	—	11.86	9.64 [g]	1,329,409	1.00 [g]	1.00 [g]	2.04 [g]	90.03
September 30, 2005	9.94	.18 [f]	1.05	1.23	(.13)	(.13)	—	11.04	12.40	1,077,903	1.12	1.12	1.72 [f]	144.41

Class B
March 31, 2010 **	$9.78	.10	.87	.97	(.37)	(.37)	—	$10.38	10.11 *	$128,620	.98 *[i]	.93 *	1.02 *	73.09 *
September 30, 2009	9.96	.14	.07 [j]	.21	(.39)	(.39)	—	9.78	3.10	131,854	1.98 [i]	1.88	1.76	200.58
September 30, 2008	12.66	.27	(2.78)	(2.51)	(.19)	(.19)	—	9.96	(19.99)	191,536	1.84	1.84	2.30	123.63
September 30, 2007	11.78	.18	.83	1.01	(.13)	(.13)	—	12.66	8.58	311,754	1.81	1.81	1.43	106.89
September 30, 2006	10.96	.14 [g]	.83	.97	(.15)	(.15)	—	11.78	8.88 [g]	324,825	1.75 [g]	1.75 [g]	1.28 [g]	90.03
September 30, 2005	9.87	.10 [f]	1.04	1.14	(.05)	(.05)	—	10.96	11.54	340,442	1.87	1.87	.97 [f]	144.41

Class C
March 31, 2010 **	$9.65	.10	.86	.96	(.37)	(.37)	—	$10.24	10.16 *	$102,422	.98 *[i]	.93 *	1.03 *	73.09 *
September 30, 2009	9.85	.15	.04 [j]	.19	(.39)	(.39)	—	9.65	2.97	99,579	1.98 [i]	1.88	1.79	200.58
September 30, 2008	12.53	.27	(2.76)	(2.49)	(.19)	(.19)	—	9.85	(20.01)	118,179	1.84	1.84	2.32	123.63
September 30, 2007	11.66	.18	.82	1.00	(.13)	(.13)	—	12.53	8.64	162,251	1.81	1.81	1.43	106.89
September 30, 2006	10.87	.14 [g]	.80	.94	(.15)	(.15)	—	11.66	8.72 [g]	128,541	1.75 [g]	1.75 [g]	1.29 [g]	90.03
September 30, 2005	9.79	.10 [f]	1.03	1.13	(.05)	(.05)	—	10.87	11.58	101,610	1.87	1.87	.97 [f]	144.41

Class M
March 31, 2010 **	$9.81	.12	.86	.98	(.38)	(.38)	—	$10.41	10.24 *	$23,418	.86 *[i]	.81 *	1.15 *	73.09 *
September 30, 2009	10.00	.17	.05 [j]	.22	(.41)	(.41)	—	9.81	3.27	22,010	1.73 [i]	1.63	2.04	200.58
September 30, 2008	12.72	.30	(2.80)	(2.50)	(.22)	(.22)	—	10.00	(19.82)	27,475	1.59	1.59	2.58	123.63
September 30, 2007	11.84	.21	.83	1.04	(.16)	(.16)	—	12.72	8.83	38,124	1.56	1.56	1.68	106.89
September 30, 2006	11.02	.17 [g]	.82	.99	(.17)	(.17)	—	11.84	9.11 [g]	34,730	1.50 [g]	1.50 [g]	1.54 [g]	90.03
September 30, 2005	9.92	.13 [f]	1.05	1.18	(.08)	(.08)	—	11.02	11.87	32,605	1.62	1.62	1.22 [f]	144.41

Class R
March 31, 2010 **	$9.77	.13	.87	1.00	(.40)	(.40)	—	$10.37	10.42 *	$8,956	.73 *[i]	.68 *	1.28 *	73.09 *
September 30, 2009	9.97	.19	.04 [j]	.23	(.43)	(.43)	—	9.77	3.45	7,476	1.48 [i]	1.38	2.31	200.58
September 30, 2008	12.69	.33	(2.79)	(2.46)	(.26)	(.26)	—	9.97	(19.62)	6,667	1.34	1.34	2.83	123.63
September 30, 2007	11.79	.24	.83	1.07	(.17)	(.17)	—	12.69	9.13	5,151	1.31	1.31	1.95	106.89
September 30, 2006	10.99	.22 [g]	.79	1.01	(.21)	(.21)	—	11.79	9.25 [g]	9,385	1.25 [g]	1.25 [g]	1.87 [g]	90.03
September 30, 2005	9.91	.16 [f]	1.03	1.19	(.11)	(.11)	—	10.99	12.06	1,210	1.37	1.37	1.49 [f]	144.41

Class Y
March 31, 2010 **	$9.83	.15	.88	1.03	(.42)	(.42)	—	$10.44	10.72 *	$174,296	.48 *[i]	.43 *	1.51 *	73.09 *
September 30, 2009	10.03	.24	.03 [j]	.27	(.47)	(.47)	—	9.83	3.96	273,251	.98 [i]	.88	2.88	200.58
September 30, 2008	12.76	.39	(2.81)	(2.42)	(.31)	(.31)	—	10.03	(19.20)	231,078.84		.84	3.33	123.63
September 30, 2007	11.88	.30	.84	1.14	(.26)	(.26)	—	12.76	9.61	238,397.81		.81	2.43	106.89
September 30, 2006	11.06	.26 [g]	.82	1.08	(.26)	(.26)	—	11.88	9.89 [g]	166,321	.75 [g]	.75 [g]	2.28 [g]	90.03
September 30, 2005	9.95	.21 [f]	1.06	1.27	(.16)	(.16)	—	11.06	12.77	354,455.87		.87	1.97 [f]	144.41

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

212	213

Financial highlights (Continued)

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to September 30, 2009, certain fund expenses were waived in connection with the fund's investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of
average net assets

March 31, 2010	0.02%

September 30, 2009	0.12

September 30, 2008	<0.01

September 30, 2007	0.01

September 30, 2006	0.01

September 30, 2005	0.02

e Amount represents less than $0.01 per share.

f Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts:

		Percentage of
	Per share	average net assets

Class A	<$0.01	0.01%

Class B	<0.01	0.01

Class C	<0.01	0.01

Class M	<0.01	0.01

Class R	<0.01	0.01

Class Y	<0.01	0.01

g Reflects a non-recurring reimbursement from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agent services, which amounted to $0.01 per share and 0.08% of average net assets for the period ended September 30, 2006.

h Portfolio turnover excludes dollar roll transactions.

i Includes interest accrued in connection with certain terminated derivative contracts, which amounted to 0.05% and 0.10% of average net assets as of March 31, 2010 and September 30, 2009, respectively.

j The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 3/31/10 (Unaudited)

Putnam Asset Allocation: Conservative Portfolio

ASSETS

Investment in securities, at value, including $9,979,556 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $1,223,290,917)	$1,295,247,120
Affiliated issuers (identified cost $223,934,206) (Note 6)	223,934,206

Cash	288,578

Foreign currency (cost $128,847) (Note 1)	127,926

Dividends, interest and other receivables	6,715,744

Receivable for shares of the fund sold	1,519,039

Receivable for investments sold	48,430,355

Receivable for sales of delayed delivery securities (Note 1)	183,878,408

Unrealized appreciation on swap contracts (Note 1)	19,776,036

Receivable for variation margin (Note 1)	1,207,124

Unrealized appreciation on forward currency contracts (Note 1)	2,139,524

Premium paid on swap contracts (Note 1)	1,523,300

Total assets	1,784,787,360

LIABILITIES

Payable for investments purchased	71,045,126

Payable for purchases of delayed delivery securities (Notes 1, 7 and 8)	408,254,682

Payable for shares of the fund repurchased	20,860,144

Payable for compensation of Manager (Note 2)	467,414

Payable for investor servicing fees (Note 2)	162,399

Payable for custodian fees (Note 2)	78,781

Payable for Trustee compensation and expenses (Note 2)	121,451

Payable for administrative services (Note 2)	3,514

Payable for distribution fees (Note 2)	298,559

Unrealized depreciation on forward currency contracts (Note 1)	1,404,760

Payable for receivable purchase agreement (Note 2)	417,632

Interest payable (Note 2)	1,519,932

Written options outstanding, at value (premiums received $18,946,249) (Notes 1 and 3)	12,925,398

Premium received on swap contracts (Note 1)	5,196,400

Unrealized depreciation on swap contracts (Note 1)	45,824,940

TBA sales commitments, at value (proceeds receivable $183,435,547) (Note 1)	183,445,001

Collateral on securities loaned, at value (Note 1)	10,418,041

Collateral on certain derivative contracts, at value (Note 1)	1,234,450

Other accrued expenses	157,129

Total liabilities	763,835,753

Net assets	$1,020,951,607

(Continued on next page)

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,101,038,325

Distributions in excess of net investment income (Note 1)	(11,092,801)

Accumulated net realized loss on investments and foreign
currency transactions (Note 1)	(121,227,359)

Net unrealized appreciation of investments and assets and
liabilities in foreign currencies	52,233,442

Total — Representing net assets applicable to capital shares outstanding	$1,020,951,607

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($370,256,566 divided by 41,319,144 shares)	$8.96

Offering price per class A share (100/94.25 of $8.96)*	$9.51

Net asset value and offering price per class B share
($35,205,376 divided by 3,958,326 shares)**	$8.89

Net asset value and offering price per class C share
($41,986,196 divided by 4,729,754 shares)**	$8.88

Net asset value and redemption price per class M share
($9,290,296 divided by 1,045,753 shares)	$8.88

Offering price per class M share (100/96.50 of $8.88)*	$9.20

Net asset value, offering price and redemption price per class R share
($3,052,616 divided by 334,250 shares)	$9.13

Net asset value, offering price and redemption price per class Y share
($561,160,557 divided by 62,516,272 shares)	$8.98

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 3/31/10 (Unaudited)

Putnam Asset Allocation: Conservative Portfolio

INVESTMENT INCOME

Interest (net of foreign tax of $24,086 ) (including interest income of
$228,845 from investments in affiliated issuers) (Note 6)	$20,843,401

Dividends (net of foreign tax of $64,782)	3,064,727

Securities lending	77,908

Total investment income	23,986,036

EXPENSES

Compensation of Manager (Note 2)	2,957,476

Investor servicing fees (Note 2)	1,040,181

Custodian fees (Note 2)	112,240

Trustee compensation and expenses (Note 2)	34,937

Administrative services (Note 2)	27,970

Distribution fees — Class A (Note 2)	451,854

Distribution fees — Class B (Note 2)	180,589

Distribution fees — Class C (Note 2)	203,878

Distribution fees — Class M (Note 2)	34,186

Distribution fees — Class R (Note 2)	7,381

Interest expense (Note 2)	541,671

Other	215,039

Fees waived and reimbursed by Manager (Note 2)	(250,872)

Total expenses	5,556,530

Expense reduction (Note 2)	(15,857)

Net expenses	5,540,673

Net investment income	18,445,363

Net realized gain on investments (Notes 1 and 3)	31,772,868

Net realized gain on swap contracts (Note 1)	43,339,010

Net realized loss on futures contracts (Note 1)	(3,527,194)

Net realized gain on foreign currency transactions (Note 1)	3,361,396

Net realized gain on written options (Notes 1 and 3)	5,017,377

Net unrealized appreciation of assets and liabilities in foreign currencies during the period	184,702

Net unrealized depreciation of investments, futures contracts, swap contracts, written options, TBA sales commitments and receivable purchase agreement
during the period	(19,125,976)

Net gain on investments	61,022,183

Net increase in net assets resulting from operations	$79,467,546

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Putnam Asset Allocation: Conservative Portfolio

INCREASE IN NET ASSETS	Six months ended 3/31/10*	Year ended 9/30/09

Operations:
Net investment income	$18,445,363	$26,996,441

Net realized gain (loss) on investments and foreign
currency transactions	79,963,457	(121,394,911)

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	(18,941,274)	162,769,009

Net increase in net assets resulting from operations	79,467,546	68,370,539

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(13,406,389)	(14,127,463)

Class B	(1,230,292)	(1,309,091)

Class C	(1,390,937)	(1,352,323)

Class M	(323,060)	(365,696)

Class R	(106,183)	(75,687)

Class Y	(21,181,411)	(20,436,761)

Increase in capital from settlement payments	—	1,231

Redemption fees (Note 1)	1,745	11,339

Decrease from capital share transactions (Note 4)	(9,248,914)	(26,473,968)

Total increase in net assets	32,582,105	4,242,120

NET ASSETS

Beginning of period	988,369,502	984,127,382

End of period (including distributions in excess of net investment income of $11,092,801 and undistributed net investment income
of $8,100,108, respectively)	$1,020,951,607	$988,369,502

* Unaudited

The accompanying notes are an integral part of these financial statements.

This page left blank intentionally.

Financial highlights (For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

													Ratio
													of expenses
			Net realized									Ratio	to average	Ratio of net
	Net asset	Net	and									of expenses	net assets	investment
	value,	investment	unrealized	Total from	From net			Non-recurring	Net asset	Total return	Net assets,	to average	excluding	income (loss)
	beginning	income	gain (loss) on	investment	investment	Total	Redemption	reimburse-	value, end	at net asset	end of period	net assets	interest	to average	Portfolio
Period ended	of period	(loss) [a]	investments	operations	income	distributions	fees [e]	ments	of period	value (%) [b]	(in thousands)	(%) [c,d]	expense (%) [c,d]	net assets (%) [d]	turnover (%) [h]

Class A
March 31, 2010 **	$8.60	.16	.53	.69	(.33)	(.33)	—	—	$8.96	8.19 *	$370,257	.59 *[j]	.54 *	1.80 *	101.74 *
September 30, 2009	8.35	.22	.35	.57	(.32)	(.32)	—	— [e,i]	8.60	7.52	359,937	1.28 [j]	1.17	3.00	292.22
September 30, 2008	9.84	.38	(1.54)	(1.16)	(.33)	(.33)	—	—	8.35	(12.09)	403,932	1.15	1.15	4.06	170.35
September 30, 2007	9.59	.30	.25	.55	(.30)	(.30)	—	—	9.84	5.76	492,125	1.15	1.15	3.09	150.59
September 30, 2006	9.33	.28 [g]	.31	.59	(.33)	(.33)	—	—	9.59	6.46 [g]	414,952	1.06 [g]	1.06 [g]	2.95 [g]	133.41
September 30, 2005	8.84	.21 [f]	.48	.69	(.20)	(.20)	—	—	9.33	7.92	378,616	1.20	1.20	2.28 [f]	209.05

Class B
March 31, 2010 **	$8.54	.12	.53	.65	(.30)	(.30)	—	—	$8.89	7.73 *	$35,205	.97 *[j]	.92 *	1.43 *	101.74 *
September 30, 2009	8.27	.17	.36	.53	(.26)	(.26)	—	— [e,i]	8.54	7.02	37,157	2.03 [j]	1.92	2.24	292.22
September 30, 2008	9.75	.31	(1.53)	(1.22)	(.26)	(.26)	—	—	8.27	(12.77)	48,764	1.90	1.90	3.31	170.35
September 30, 2007	9.50	.23	.24	.47	(.22)	(.22)	—	—	9.75	5.00	73,813	1.90	1.90	2.36	150.59
September 30, 2006	9.25	.20 [g]	.31	.51	(.26)	(.26)	—	—	9.50	5.61 [g]	89,287	1.81 [g]	1.81 [g]	2.21 [g]	133.41
September 30, 2005	8.78	.14 [f]	.47	.61	(.14)	(.14)	—	—	9.25	6.94	109,941	1.95	1.95	1.56 [f]	209.05

Class C
March 31, 2010 **	$8.53	.12	.53	.65	(.30)	(.30)	—	—	$8.88	7.75 *	$41,986	.97 *[j]	.92 *	1.43 *	101.74 *
September 30, 2009	8.28	.17	.34	.51	(.26)	(.26)	—	— [e,i]	8.53	6.79	40,389	2.03 [j]	1.92	2.25	292.22
September 30, 2008	9.76	.31	(1.53)	(1.22)	(.26)	(.26)	—	—	8.28	(12.76)	47,692	1.90	1.90	3.31	170.35
September 30, 2007	9.49	.23	.26	.49	(.22)	(.22)	—	—	9.76	5.21	56,647	1.90	1.90	2.34	150.59
September 30, 2006	9.24	.20 [g]	.31	.51	(.26)	(.26)	—	—	9.49	5.64 [g]	46,990	1.81 [g]	1.81 [g]	2.20 [g]	133.41
September 30, 2005	8.76	.14 [f]	.48	.62	(.14)	(.14)	—	—	9.24	7.08	38,901	1.95	1.95	1.56 [f]	209.05

Class M
March 31, 2010 **	$8.53	.14	.52	.66	(.31)	(.31)	—	—	$8.88	7.88 *	$9,290	.84 *[j]	.79 *	1.55 *	101.74 *
September 30, 2009	8.27	.19	.35	.54	(.28)	(.28)	—	— [e,i]	8.53	7.18	8,859	1.78 [j]	1.67	2.55	292.22
September 30, 2008	9.75	.33	(1.53)	(1.20)	(.28)	(.28)	—	—	8.27	(12.54)	10,452	1.65	1.65	3.55	170.35
September 30, 2007	9.50	.25	.25	.50	(.25)	(.25)	—	—	9.75	5.27	12,409	1.65	1.65	2.59	150.59
September 30, 2006	9.25	.23 [g]	.30	.53	(.28)	(.28)	—	—	9.50	5.86 [g]	11,794	1.56 [g]	1.56 [g]	2.45 [g]	133.41
September 30, 2005	8.77	.16 [f]	.48	.64	(.16)	(.16)	—	—	9.25	7.32	12,913	1.70	1.70	1.81 [f]	209.05

Class R
March 31, 2010 **	$8.75	.15	.55	.70	(.32)	(.32)	—	—	$9.13	8.13 *	$3,053	.72 *[j]	.67 *	1.68 *	101.74 *
September 30, 2009	8.45	.21	.39	.60	(.30)	(.30)	—	— [e,i]	8.75	7.74	2,594	1.53 [j]	1.42	2.71	292.22
September 30, 2008	9.95	.34	(1.53)	(1.19)	(.31)	(.31)	—	—	8.45	(12.28)	3,127	1.40	1.40	3.66	170.35
September 30, 2007	9.67	.28	.27	.55	(.27)	(.27)	—	—	9.95	5.77	1,251	1.40	1.40	2.84	150.59
September 30, 2006	9.38	.26 [g]	.34	.60	(.31)	(.31)	—	—	9.67	6.49 [g]	927	1.31 [g]	1.31 [g]	2.70 [g]	133.41
September 30, 2005	8.86	.19 [f]	.51	.70	(.18)	(.18)	—	—	9.38	7.98	428	1.45	1.45	2.10 [f]	209.05

Class Y
March 31, 2010 **	$8.62	.17	.53	.70	(.34)	(.34)	—	—	$8.98	8.32 *	$561,161	.47 *[j]	.42 *	1.93 *	101.74 *
September 30, 2009	8.34	.25	.37	.62	(.34)	(.34)	—	— [e,i]	8.62	8.17	539,433	1.03 [j]	.92	3.29	292.22
September 30, 2008	9.83	.40	(1.54)	(1.14)	(.35)	(.35)	—	—	8.34	(11.88)	470,161.90		.90	4.30	170.35
September 30, 2007	9.57	.33	.25	.58	(.32)	(.32)	—	—	9.83	6.14	463,781.90		.90	3.34	150.59
September 30, 2006	9.31	.30 [g]	.31	.61	(.35)	(.35)	—	—	9.57	6.75 [g]	387,395	.81 [g]	.81 [g]	3.20 [g]	133.41
September 30, 2005	8.83	.24 [f]	.47	.71	(.23)	(.23)	—	—	9.31	8.11	377,247.95		.95	2.62 [f]	209.05

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

220	221

Financial highlights (Continued)

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to September 30, 2009, certain fund expenses were waived in connection with the fund's investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of
average net assets

March 31, 2010	0.03%

September 30, 2009	0.05

September 30, 2008	0.01

September 30, 2007	0.01

September 30, 2006	0.03

September 30, 2005	0.08

e Amount represents less than $0.01 per share.

f Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts:

Percentage of

	Per share	average net assets
Class A	<$0.01	<0.01%

Class B	<0.01	<0.01

Class C	<0.01	<0.01

Class M	<0.01	<0.01

Class R	<0.01	<0.01

Class Y	<0.01	<0.01

g Reflects a non-recurring reimbursement from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agent services, which amounted to $0.01 per share and 0.10% of average net assets for the period ended September 30, 2006.

h Portfolio turnover excludes dollar roll transactions.

i Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Bear, Stearns & Co., Inc. which amounted to less than $0.01 per share outstanding as of May 31, 2009.

j Includes interest accrued in connection with certain terminated derivative contracts, which amounted to 0.05% and 0.11% of average net assets as of March 31, 2010 and September 30, 2009, respectively.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 3/31/10 (Unaudited)

Note 1: Significant accounting policies

Putnam Asset Allocation Funds (the “trust”), is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which consists of a series of investment portfolios (the “funds”), each of which is represented by a separate series of shares of beneficial interest. The trust currently offers three funds: Growth Portfolio, Balanced Portfolio and Conservative Portfolio, whose objectives are to seek capital appreciation, total return and total return consistent with preservation of capital, respectively. The funds may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee-benefit plans, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs.

A 1.00% redemption fee may apply on any shares that are redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the funds enter into contracts that may include agreements to indemnify another party under given circumstances. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the funds. However, the funds’ management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued, May 13, 2010, have been evaluated in the preparation of the financial statements.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the funds’ manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the funds will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the funds to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), each fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements Each fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Each fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

E) Stripped securities Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the funds are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The funds do not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

Each fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

G) Futures and options contracts Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. Each fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the funds’ portfolios. For each fund, outstanding contracts on futures contracts at the six months ended March 31, 2010 are indicative of the volume of activity during the period. The funds had average contract amounts of approximately $103,700,000, $93,000,000 and $102,800,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on purchased options contracts for the six months ended March 31, 2010. See Note 3 for the volume of written options contracts activity for the six months ended March 31, 2010.

H) Forward currency contracts Each fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the funds’ portfolios. For each fund, outstanding contracts on forward currency contracts at the six months ended March 31, 2010 are indicative of the volume of activity during the period.

I) Total return swap contracts Each fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the fund’s return and manage each fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the funds’ portfolios. For each fund, outstanding notional on total return swap contracts at the six months ended March 31, 2010 are indicative of the volume of activity during the period.

J) Interest rate swap contracts Each fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the funds’ portfolios. The funds had average notional amounts of approximately $3,770,000,000, $5,545,200,000 and $4,576,400,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on interest rate swap contracts for the six months ended March 31, 2010.

K) Credit default contracts Each fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, each fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the funds’ portfolios. The funds had average notional amounts of approximately $170,700,000, $162,500,000 and $150,700,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on credit default swap contracts for the six months ended March 31, 2010.

L) Master agreements Each fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the funds which can not be sold or repledged totaled $1,484,632, $249,925, and $251,924 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) at March 31, 2010. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At March 31, 2010, the funds had net liability positions of $13,384,054, $24,952,527, and $39,164,648 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on derivative contracts subject to the Master Agreements. Collateral posted by the funds totaled $12,199,296, $22,279,659 and $34,767,294 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively).

M) TBA purchase commitments Each fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although each fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

N) TBA sale commitments Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the funds’ portfolios.

O) Dollar rolls To enhance returns, each fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

P) Securities lending Each fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At March 31, 2010, the value of securities loaned amounted to $45,435,428, $30,900,628 and $9,980,047 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively). Certain of these securities were sold prior to period end and are included in the Receivable for securities sold on the Statement of assets and liabilities. The funds received cash collateral of $47,171,865, $32,224,105 and $10,418,041 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) which is pooled with collateral of other Putnam funds into 44 issues of short-term investments.

Q) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Each fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service and state departments of revenue.

At September 30, 2009 Growth Portfolio, Balanced Portfolio and Conservative Portfolio had capital loss carryovers of $271,648,791, 213,014,054 and $67,073,046, respectively, available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Growth Portfolio

Loss Carryover	Expiration

$271,648,791	September 30, 2017

Balanced Portfolio

Loss Carryover	Expiration

$72,221,236	September 30, 2011

140,792,818	September 30, 2017

Conservative Portfolio

Loss Carryover	Expiration

$54,487,144	September 30, 2011

1,108,680	September 30, 2016

11,477,222	September 30, 2017

Pursuant to federal income tax regulations applicable to regulated investment companies, the funds have elected to defer to their fiscal year ending September 30, 2010 $221,570,417, $155,584,143, and $114,604,323 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) of losses recognized during the period November 1, 2008 to September 30, 2009.

R) Distributions to shareholders Distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the funds’ fiscal year. Reclassifications are made to the funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

The aggregate identified cost on a tax basis is as follows:

	Cost	Appreciation

Growth Portfolio	$1,886,142,770	$196,335,330

Balanced Portfolio	1,751,491,858	152,646,210

Conservative Portfolio	1,462,545,230	100,981,581

	Depreciation	Net Appreciation

Growth Portfolio	$71,587,221	$124,748,109

Balanced Portfolio	73,921,697	78,724,513

Conservative Portfolio	44,345,485	56,636,096

S) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Effective January 1, 2010, each fund pays Putnam Management a management fee (based on each fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the funds’ management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

Growth Portfolio:

0.75% of the first $5 billion, 0.70% of the next $5 billion, 0.65% of the next $10 billion, 0.60% of the next $10 billion, 0.55% of the next $50 billion, 0.53% of the next $50 billion, 0.52% of the next $100 billion and 0.515% thereafter.

Balanced Portfolio and Conservative Portfolio:

0.68% of the first $5 billion, 0.63% of the next $5 billion, 0.58% of the next $10 billion, 0.53% of the next $10 billion, 0.48% of the next $50 billion, 0.46% of the next $50 billion, 0.45% of the next $100 billion and 0.445% thereafter.

Prior to January 1, 2010, each fund paid Putnam Management for management and investment advisory services quarterly based on the average net assets of each fund. Such fee was based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% of any excess thereafter.

Effective August 1, 2009 through July 31, 2010 Putnam Management has contractually agreed to reimburse each fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis (or from August 1, 2009 through the fund’s next fiscal year end, as applicable), to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period (or since August 1, 2009, as applicable). During the period ended March 31, 2010, the funds’ expenses were not reduced as a result of this limit.

Putnam Management has also contractually agreed, from August 1, 2009 through July 31, 2010, to limit the management fee for each fund to an annual rate of 0.611%, 0.550% and 0.550% (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) of each fund’s average net assets. During the period ended

March 31, 2010, the Growth Portfolio expenses were not reduced as a result of this limit and the Balanced Portfolio and Conservative Portfolio expenses were reduced by $252,055 and $250,872, respectively, as a result of this limit.

Putnam Investments Limited (“PIL”), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the funds as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of each fund managed by PIL.

The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the funds, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of each fund’s assets for which PAC is engaged as sub-adviser.

On September 15, 2008, the Growth Portfolio terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into receivable purchase agreements (“Agreements”) with other registered investment companies (each a “Purchaser”) managed by Putnam Management. Under the Agreements, the fund sold to the Purchasers the fund’s right to receive, in the aggregate, $1,559,858 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in each case in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Agreements, which are included in the Statement of assets and liabilities, are valued at fair value following procedures approved by the Trustees. All remaining payments under the agreement will be recorded as realized gain or loss.

On September 15, 2008, the Balanced Portfolio and Conservative Portfolio terminated their outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the Balanced Portfolio entered into receivable purchase agreements (“Agreements”) and the Conservative Portfolio entered into a receivable purchase agreement (“Agreement”) with other registered investment companies (each a “Seller”) managed by Putnam Management. Under the Agreements, the Seller sold to the funds the right to receive, in the aggregate, $2,881,684 and $1,630,648 (for Balanced Portfolio and Conservative Portfolio, respectively) in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in each case in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the each fund’s net payable to LBSF of $36,289,732 and $28,602,463 (for Balanced Portfolio and Conservative Portfolio, respectively) and is included in the Statement of assets and liabilities in Payable for investments purchased. Future payments under the Agreements are valued at fair value following procedures approved by the Trustees and are included in the Statement of assets and liabilities. All remaining payments under the Agreements will be recorded as realized gain or loss. The funds’ net payable to LBSF was calculated in accordance with the funds’ master contract with LBSF. Each fund has accrued interest on the net payable, which is included in the Statement of operations in Interest expense. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the funds and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the funds’ assets are provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on each fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provided investor servicing agent functions to each fund. Putnam Investor Services, Inc. received fees for investor servicing, subject to certain limitations, based on each fund’s retail asset level, the number of shareholder accounts in each fund and the level of defined contribution plan assets in each fund. The amounts incurred for investor servicing agent functions during the six months ended March 31, 2010 are included in Investor servicing fees in the Statement of operations.

Each fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The funds also reduced expenses through brokerage/service arrangements. For the six months ended March 31, 2010, the funds’ expenses were reduced by $1,861, $2,041 and $1,043 (for Growth Portfolio, Balanced Portfolio

and Conservative Portfolio, respectively) under the expense offset arrangements and by $64,378, $38,977 and $14,814 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) under the brokerage/service arrangements.

Each independent Trustee of the funds receives an annual Trustee fee, of which $1,281, $1,044 and $722 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively), as a quarterly retainer, has been allocated to the funds, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

Each fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the funds who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the funds is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Each fund has adopted distribution plans (the “Plans”) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00% , 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by each fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended March 31, 2010, Putnam Retail Management Limited Partnership, acting as underwriter, received the following:

	Class A Net	Class M Net
	Commissions	Commissions

Growth Portfolio	$160,700	$2,849

Balanced Portfolio	105,751	3,083

Conservative Portfolio	49,179	1,281

	Class B	Class C
	Contingent	Contingent
	Deferred	Deferred
	Sales Charges	Sales Charges

Growth Portfolio	$112,303	$4,719

Balanced Portfolio	83,821	1,492

Conservative Portfolio	15,212	1,061

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended March 31, 2010, Putnam Retail Management Limited Partnership, acting as underwriter, received the following:

	Class A	Class M
	Deferred	Deferred
	Sales Charges	Sales Charges

Growth Portfolio	$4	$—

Balanced Portfolio	—	—

Conservative Portfolio	42	—

Note 3: Purchases and sales of securities

During the six months ended March 31, 2010, cost of purchases and proceeds from sales of investment securities other than short-term investments were as follows. There were no purchases or sales of U.S. government securities.

	Purchases	Sales

Growth Portfolio	$745,506,241	$859,481,088

Balanced Portfolio	841,051,750	961,054,163

Conservative Portfolio	753,519, 662	815,809,064

Written option transactions during the period ended March 31, 2010 are summarized as follows:

Growth Portfolio

		Contract Amounts	Premiums Received

Written options outstanding	USD	361,435,000	$20,482,389
at beginning of period	JPY	—	—
	EUR	—	—

Options	USD	61,396,331	1,711,616
opened	JPY	58,000,000	35,830
	EUR	45,800,000	158,882

Options	USD	(35,697,000)	(1,727,896)
exercised	JPY	—	—
	EUR	—	—

Options	USD	(35,855,296)	(1,886,192)
expired	JPY	—	—
	EUR	—	—

Options	USD	—	—
closed	JPY	(58,000,000)	(35,830)
	EUR	—	—

Written options outstanding	USD	351,279,035	18,579,917
at end of period	JPY	—	—
	EUR	45,800,000	158,882

Balanced Portfolio

		Contract Amounts	Premiums Received

Written options outstanding	USD	547,676,000	$29,586,356
at beginning of period	JPY	—	—
	EUR	—	—

Options	USD	91,677,703	3,286,909
opened	JPY	77,000,000	47,567
	EUR	59,320,000	205,782

Options	USD	(133,301,000)	(6,463,056)
exercised	JPY	—	—
	EUR	—	—

Options	USD	(133,430,908)	(6,592,963)
expired	JPY	—	—
	EUR	—	—

Options	USD	—	—
closed	JPY	(77,000,000)	(47,567)
	EUR	—	—

Written options outstanding	USD	372,621,795	19,817,246
at end of period	JPY	—	—
	EUR	59,320,000	205,782

Conservative Portfolio

		Contract Amounts	Premiums Received

Written options outstanding	USD	485,531,000	$26,523,900
at beginning of period	JPY	—	—
	EUR	—	—

Options	USD	72,087,717	2,179,871
opened	JPY	74,000,000	45,714
	EUR	58,900,000	204,326

Options	USD	(102,072,000)	(4,951,537)
exercised	JPY	—	—
	EUR	—	—

Options	USD	(102,130,774)	(5,010,311)
expired	JPY	—	—
	EUR	—	—

Options	USD	—	—
closed	JPY	(74,000,000)	(45,714)
	EUR	—	—

Written options outstanding	USD	353,415,943	18,741,923
at end of period	JPY	—	—
	EUR	58,900,000	204,326

Note 4: Capital shares

At March 31, 2010, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

Growth Portfolio

	Six months ended 3/31/10		Year ended 9/30/09

Class A	Shares	Amount	Shares	Amount

Shares sold	7,939,626	$89,270,928	17,807,625	$157,317,766

Shares issued in connection with
reinvestment of distributions	4,262,106	46,456,956	5,139,722	41,888,736

	12,201,732	135,727,884	22,947,347	199,206,502

Shares repurchased	(11,684,761)	(131,525,164)	(39,157,555)	(341,415,682)

Net increase (decrease)	516,971	$4,202,720	(16,210,208)	$(142,209,180)

	Six months ended 3/31/10		Year ended 9/30/09

Class B	Shares	Amount	Shares	Amount

Shares sold	875,342	$9,700,332	2,364,610	$20,534,644

Shares issued in connection with
reinvestment of distributions	644,681	6,943,215	756,251	6,095,382

	1,520,023	16,643,547	3,120,861	26,630,026

Shares repurchased	(2,851,291)	(31,598,550)	(8,888,038)	(76,395,204)

Net decrease	(1,331,268)	$(14,955,003)	(5,767,177)	$(49,765,178)

	Six months ended 3/31/10		Year ended 9/30/09

Class C	Shares	Amount	Shares	Amount

Shares sold	927,734	$10,095,505	1,772,411	$15,400,061

Shares issued in connection with
reinvestment of distributions	412,343	4,358,469	434,959	3,444,874

	1,340,077	14,453,974	2,207,370	18,844,935

Shares repurchased	(1,490,766)	(16,222,747)	(4,964,213)	(42,011,760)

Net decrease	(150,689)	$(1,768,773)	(2,756,843)	$(23,166,825)

	Six months ended 3/31/10		Year ended 9/30/09

Class M	Shares	Amount	Shares	Amount

Shares sold	173,713	$1,940,335	524,232	$4,796,869

Shares issued in connection with
reinvestment of distributions	107,177	1,152,158	121,548	978,460

	280,890	3,092,493	645,780	5,775,329

Shares repurchased	(309,383)	(3,415,920)	(1,256,105)	(10,239,574)

Net decrease	(28,493)	$(323,427)	(610,325)	$(4,464,245)

	Six months ended 3/31/10		Year ended 9/30/09

Class R	Shares	Amount	Shares	Amount

Shares sold	318,994	$3,497,249	481,927	$4,369,981

Shares issued in connection with
reinvestment of distributions	46,175	496,383	36,257	292,231

	365,169	3,993,632	518,184	4,662,212

Shares repurchased	(206,992)	(2,279,038)	(323,290)	(2,850,016)

Net increase	158,177	$1,714,594	194,894	$1,812,196

	Six months ended 3/31/10		Year ended 9/30/09

Class Y	Shares	Amount	Shares	Amount

Shares sold	3,755,476	$42,397,087	20,139,123	$162,601,205

Shares issued in connection with
reinvestment of distributions	910,590	9,989,168	758,580	6,220,357

	4,666,066	52,386,255	20,897,703	168,821,562

Shares repurchased	(11,378,743)	(131,246,437)	(13,795,384)	(125,063,304)

Net increase (decrease)	(6,712,677)	$(78,860,182)	7,102,319	$43,758,258

Balanced Portfolio

	Six months ended 3/31/10		Year ended 9/30/09

Class A	Shares	Amount	Shares	Amount

Shares sold	6,955,118	$70,375,302	19,006,877	$155,950,273

Shares issued in connection with
reinvestment of distributions	3,580,773	35,645,151	5,510,888	43,547,232

	10,535,891	106,020,453	24,517,765	199,497,505

Shares repurchased	(12,157,374)	(122,756,440)	(44,258,205)	(358,889,747)

Net decrease	(1,621,483)	$(16,735,987)	(19,740,440)	$(159,392,242)

	Six months ended 3/31/10		Year ended 9/30/09

Class B	Shares	Amount	Shares	Amount

Shares sold	731,620	$7,357,293	1,874,046	$15,247,439

Shares issued in connection with
reinvestment of distributions	452,098	4,471,208	747,958	5,830,501

	1,183,718	11,828,501	2,622,004	21,077,940

Shares repurchased	(2,276,615)	(22,879,807)	(8,370,990)	(67,788,198)

Net decrease	(1,092,897)	$(11,051,306)	(5,748,986)	$(46,710,258)

	Six months ended 3/31/10		Year ended 9/30/09

Class C	Shares	Amount	Shares	Amount

Shares sold	756,771	$7,509,287	1,813,026	$14,543,745

Shares issued in connection with
reinvestment of distributions	336,195	3,281,993	474,741	3,671,014

	1,092,966	10,791,280	2,287,767	18,214,759

Shares repurchased	(1,406,089)	(13,961,342)	(3,972,287)	(31,775,791)

Net decrease	(313,123)	$(3,170,062)	(1,684,520)	$(13,561,032)

	Six months ended 3/31/10		Year ended 9/30/09

Class M	Shares	Amount	Shares	Amount

Shares sold	188,897	$1,915,458	756,185	$6,089,856

Shares issued in connection with
reinvestment of distributions	82,250	816,710	120,510	947,106

	271,147	2,732,168	876,695	7,036,962

Shares repurchased	(265,279)	(2,674,490)	(1,380,462)	(11,190,516)

Net increase (decrease)	5,868	$57,678	(503,767)	$(4,153,554)

	Six months ended 3/31/10		Year ended 9/30/09

Class R	Shares	Amount	Shares	Amount

Shares sold	264,386	$2,613,265	358,622	$3,029,327

Shares issued in connection with
reinvestment of distributions	32,433	321,063	33,720	266,689

	296,819	2,934,328	392,342	3,296,016

Shares repurchased	(198,009)	(2,006,053)	(296,251)	(2,345,863)

Net increase	98,810	$928,275	96,091	$950,153

	Six months ended 3/31/10		Year ended 9/30/09

Class Y	Shares	Amount	Shares	Amount

Shares sold	3,103,520	$31,441,425	19,619,155	$154,617,698

Shares issued in connection with
reinvestment of distributions	1,020,002	10,152,276	1,530,476	12,244,102

	4,123,522	41,593,701	21,149,631	166,861,800

Shares repurchased	(15,218,106)	(154,198,090)	(16,401,878)	(137,267,561)

Net increase (decrease)	(11,094,584)	$(112,604,389)	4,747,753	$29,594,239

Conservative Portfolio

	Six months ended 3/31/10		Year ended 9/30/09

Class A	Shares	Amount	Shares	Amount

Shares sold	4,389,070	$38,547,684	10,903,906	$81,456,545

Shares issued in connection with
reinvestment of distributions	1,462,749	12,745,443	1,822,133	13,424,763

	5,851,819	51,293,127	12,726,039	94,881,308

Shares repurchased	(6,369,401)	(56,061,057)	(19,283,991)	(142,656,042)

Net decrease	(517,582)	$(4,767,930)	(6,557,952)	$(47,774,734)

	Six months ended 3/31/10		Year ended 9/30/09

Class B	Shares	Amount	Shares	Amount

Shares sold	302,752	$2,635,703	1,118,550	$8,113,916

Shares issued in connection with
reinvestment of distributions	129,347	1,117,727	162,643	1,183,477

	432,099	3,753,430	1,281,193	9,297,393

Shares repurchased	(825,031)	(7,197,595)	(2,825,489)	(20,539,428)

Net decrease	(392,932)	$(3,444,165)	(1,544,296)	$(11,242,035)

	Six months ended 3/31/10		Year ended 9/30/09

Class C	Shares	Amount	Shares	Amount

Shares sold	491,374	$4,280,557	1,122,542	$8,292,246

Shares issued in connection with
reinvestment of distributions	140,082	1,207,988	159,807	1,164,095

	631,456	5,488,545	1,282,349	9,456,341

Shares repurchased	(637,656)	(5,548,421)	(2,307,017)	(16,719,917)

Net decrease	(6,200)	$(59,876)	(1,024,668)	$(7,263,576)

	Six months ended 3/31/10		Year ended 9/30/09

Class M	Shares	Amount	Shares	Amount

Shares sold	124,600	$1,088,540	573,144	$4,057,682

Shares issued in connection with
reinvestment of distributions	35,418	305,794	46,447	338,666

	160,018	1,394,334	619,591	4,396,348

Shares repurchased	(152,435)	(1,331,138)	(845,388)	(6,432,972)

Net increase (decrease)	7,583	$63,196	(225,797)	$(2,036,624)

	Six months ended 3/31/10		Year ended 9/30/09

Class R	Shares	Amount	Shares	Amount

Shares sold	103,575	$918,675	180,644	$1,396,133

Shares issued in connection with
reinvestment of distributions	11,972	106,183	10,056	75,687

	115,547	1,024,858	190,700	1,471,820

Shares repurchased	(77,642)	(690,888)	(264,325)	(1,923,860)

Net increase (decrease)	37,905	$333,970	(73,625)	$(452,040)

	Six months ended 3/31/10		Year ended 9/30/09

Class Y	Shares	Amount	Shares	Amount

Shares sold	5,536,111	$48,633,723	16,949,372	$125,078,164

Shares issued in connection with
reinvestment of distributions	2,426,308	21,171,247	2,759,680	20,433,243

	7,962,419	69,804,970	19,709,052	145,511,407

Shares repurchased	(8,060,726)	(71,179,079)	(13,481,041)	(103,216,366)

Net increase (decrease)	(98,307)	$(1,374,109)	6,228,011	$42,295,041

At March 31, 2010, a shareholder of record owned 46.8% of the outstanding shares of the Conservative Portfolio.

Note 5: Summary of derivative activity

Growth Portfolio
The following is a summary of the market values of derivative instruments as of March 31, 2010:

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$959,337	Payables	$3,195,634

Foreign exchange
contracts	Receivables	5,237,435	Payables	4,217,113

Investments,
	Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation /		Unrealized appreciation /
Equity contracts	(depreciation)	16,596,622*	(depreciation)	5,808,826*

Investments,
	Receivables, Net assets —		Payables, Net assets —
Interest rate	Unrealized appreciation /		Unrealized appreciation /
contracts	(depreciation)	13,718,182*	(depreciation)	27,952,735*

Total		$36,511,576		$41,174,308

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the six months ended March 31, 2010 (see Note 1):

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives
not accounted
for as hedging			Forward
instruments under			currency
ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(535,448)	$(535,448)

Foreign exchange
contracts	—	—	(2,975,818)	—	(2,975,818)

Equity contracts	(4,599)	(2,501,297)	—	(2,689,706)	(5,195,602)

Interest rate
contracts	3,098,285	(2,293,996)	—	11,701,669	12,505,958

Total	$3,093,686	$(4,795,293)	$(2,975,818)	$8,476,515	$3,799,090

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives
not accounted
for as hedging			Forward
instruments under			currency
ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$637,541	$637,541

Foreign exchange
contracts	—	—	9,176,536	—	9,176,536

Equity contracts	158,296	50,138,967	—	7,007,052	57,304,315

Interest rate
contracts	885,031	(1,592,273)	—	(12,635,990)	(13,343,232)

Total	$1,043,327	$48,546,694	$9,176,536	$(4,991,397)	$53,775,160

Balanced Portfolio

The following is a summary of the market values of derivative instruments as of March 31, 2010:

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$1,717,103	Payables	$2,659,777

Foreign exchange
contracts	Receivables	4,146,366	Payables	3,083,213

Investments,
	Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation /		Unrealized appreciation /
Equity contracts	(depreciation)	10,047,599*	(depreciation)	4,708,701*

Investments,
	Receivables, Net assets —		Payables, Net assets —
Interest rate	Unrealized appreciation /		Unrealized appreciation /
contracts	(depreciation)	18,701,403*	(depreciation)	44,089,075*

Total		$34,612,471		$54,540,766

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the six months ended March 31, 2010 (see Note 1):

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives
not accounted
for as hedging			Forward
instruments under			currency
ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(1,100,745)	$(1,100,745)

Foreign exchange
contracts	—	—	(1,608,972)	—	(1,608,972)

Equity contracts	(3,187)	(2,448,967)	—	(2,146,197)	(4,598,351)

Interest rate
contracts	6,160,755	(4,188,853)	—	40,036,366	42,008,268

Total	$6,157,568	$(6,637,820)	$(1,608,972)	$36,789,424	$34,700,200

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives
not accounted
for as hedging			Forward
instruments under			currency
ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$921,866	$921,866

Foreign exchange
contracts	—	—	7,675,875	—	7,675,875

Equity contracts	129,908	23,178,868	—	5,647,701	28,956,477

Interest rate
contracts	4,713,970	(286,758)	—	(48,119,252)	(43,692,040)

Total	$4,843,878	$22,892,110	$7,675,875	$(41,549,685)	$(6,137,822)

Conservative Portfolio

The following is a summary of the market values of derivative instruments as of March 31, 2010:

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$1,076,242	Payables	$2,248,601

Foreign exchange
contracts	Receivables	2,139,524	Payables	1,404,760

Investments,
	Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation /		Unrealized appreciation /
Equity contracts	(depreciation)	4,648,772*	(depreciation)	3,869,827*

Investments,
	Receivables, Net assets —		Payables, Net assets —
Interest rate	Unrealized appreciation /		Unrealized appreciation /
contracts	(depreciation)	20,083,041*	(depreciation)	60,137,805*

Total		$27,947,579		$67,660,993

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the six months ended March 31, 2010 (see Note 1):

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives
not accounted
for as hedging			Forward
instruments under			currency
ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(1,226,920)	$(1,226,920)

Foreign exchange
contracts	—	—	247,892	—	247,892

Equity contracts	(1,364)	(730,258)	—	(1,476,750)	(2,208,372)

Interest rate
contracts	2,507,838	(3,146,170)	—	(39,140,496)	(39,778,828)

Total	$2,506,474	$(3,876,428)	$247,892	(41,844,166)	$(42,966,228)

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives
not accounted
for as hedging			Forward
instruments under			currency
ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$827,871	$827,871

Foreign exchange
contracts	—	—	3,028,265	—	3,028,265

Equity contracts	58,774	(1,869,917)	—	3,872,713	2,061,570

Interest rate
contracts	2,384,769	(1,657,277)	—	38,638,426	39,365,918

Total	$2,443,543	$(3,527,194)	$3,028,265	$43,339,010	$45,283,624

Note 6: Investment in Putnam Money Market Liquidity Fund

The funds invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by each fund are recorded as interest income in the Statement of operations and totaled $301,418, $249,676 and $228,845 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated as follows:

	Cost of Purchases	Proceeds of Sales

Growth Portfolio	$700,368,945	$671,526,726

Balanced Portfolio	726,026,434	785,058,434

Conservative Portfolio	586,312,303	583,435,358

Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Unfunded loan commitments

As of March 31, 2010, the funds had unfunded loan commitments of $204,963, $204,963 and $144,974 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively), which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower		Unfunded Commitments

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio
Smurfit-Stone Container
Enterprises, Inc.	$204,963	$204,963	$144,974

Note 9: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 10: Market and credit risk

In the normal course of business, the funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The funds may be exposed to additional credit risk that an institution or other entity with which the funds have unsettled or open transactions will default.

Shareholder meeting results (Unaudited)

December 18, 2009 meeting

At the meeting, each of the nominees for Trustees was elected, with all funds of the Trust voting together as a single class, as follows:

	Votes for	Votes withheld

Ravi Akhoury	338,078,489	9,970,237

Jameson A. Baxter	338,128,950	9,919,776

Charles B. Curtis	337,706,394	10,342,332

Robert J. Darretta	338,159,078	9,889,648

Myra R. Drucker	337,889,695	10,159,031

John A. Hill	338,213,260	9,835,466

Paul L. Joskow	338,211,188	9,837,538

Elizabeth T. Kennan	337,742,595	10,306,131

Kenneth R. Leibler	338,067,893	9,980,833

Robert E. Patterson	338,168,771	9,879,955

George Putnam, III	338,060,838	9,987,888

Robert L. Reynolds	338,281,788	9,766,938

W. Thomas Stephens	338,138,030	9,910,696

Richard B. Worley	338,111,757	9,936,969

December 18, 2009 meeting

Conservative Portfolio

A proposal to approve a new management contract between the fund and Putnam Management was approved as follows:

Votes for	Votes against	Abstentions	Broker non-votes

87,257,049	792,352	4,310,949	11,566,198

A proposal to amend the fundamental investment restrictions with respect to investments in commodities was defeated as follows:

Votes for	Votes against	Abstentions	Broker non-votes

36,913,319	54,603,698	843,334	11,566,197

November 19, 2009 meeting

Growth Portfolio

A proposal to approve a new management contract between the fund and Putnam Management was approved as follows:

Votes for	Votes against	Abstentions	Broker non-votes

89,634,265	2,144,091	4,959,482	26,082,181

A proposal to amend the fundamental investment restrictions with respect to investments in commodities was approved as follows:

Votes for	Votes against	Abstentions	Broker non-votes

83,683,457	10,560,478	2,493,904	26,082,180

Shareholder meeting results (Unaudited) (Continued)

A shareholder proposal requesting that the Board institute procedures to prevent the fund from holding investments in companies that, in the judgment of the Board, substantially contribute to genocide or crimes against humanity was defeated as follows:

Votes for	Votes against	Abstentions	Broker non-votes

29,599,713	61,655,388	5,482,738	26,082,180

Balanced Portfolio

A proposal to approve a new management contract between the fund and Putnam Management was approved as follows:

Votes for	Votes against	Abstentions	Broker non-votes

84,354,953	2,119,788	8,556,796	26,270,623

A proposal to amend the fundamental investment restrictions with respect to investments in commodities was approved as follows:

Votes for	Votes against	Abstentions	Broker non-votes

82,824,019	9,347,741	2,859,777	26,270,623

All tabulations are rounded to the nearest whole number.

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus , or a summary prospectus if available, containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	Value
Growth Opportunities Fund	Convertible Income-Growth Trust
International Growth Fund* **	Equity Income Fund
New Opportunities Fund	The George Putnam Fund of Boston
Small Cap Growth Fund*	The Putnam Fund for Growth and Income
Vista Fund	International Value Fund* ††
Voyager Fund	Mid Cap Value Fund
Small Cap Value Fund*
Blend
Asia Pacific Equity Fund*	Income
Capital Opportunities Fund*	American Government Income Fund
Capital Spectrum Fund‡	Diversified Income Trust
Emerging Markets Equity Fund*	Floating Rate Income Fund
Equity Spectrum Fund‡	Global Income Trust*
Europe Equity Fund*	High Yield Advantage Fund*
Global Equity Fund*	High Yield Trust*
Global Natural Resources Fund*	Income Fund
International Capital Opportunities Fund*	Money Market Fund†
International Equity Fund*	U.S. Government Income Trust
Investors Fund
Research Fund

* A 1% redemption fee on total assets redeemed or exchanged within 90 days of purchase may be imposed for all share classes of these funds.

† An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

** Prior to January 1, 2010, the fund was known as Putnam International New Opportunities Fund.

†† Prior to January 1, 2010, the fund was known as Putnam International Growth and Income Fund.

Tax-free income
AMT-Free Municipal Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund†
Tax-Free High Yield Fund

State tax-free income funds:
Arizona, California, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio, and Pennsylvania

Absolute Return
Absolute Return 100 Fund
Absolute Return 300 Fund
Absolute Return 500 Fund
Absolute Return 700 Fund

Global Sector*
Global Consumer Fund
Global Energy Fund
Global Financials Fund
Global Health Care Fund
Global Industrials Fund
Global Natural Resources Fund
Global Technology Fund
Global Telecommunications Fund
Global Utilities Fund

Asset allocation
Income Strategies Fund
Putnam Asset Allocation Funds — three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:
Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

Putnam RetirementReady®
Putnam RetirementReady Funds — 10 investment portfolios that offer diversifi-cation among stocks, bonds, and money market instruments and adjust to become more conservative over time based on a target date for withdrawing assets.

The 10 funds:
Putnam RetirementReady 2050 Fund
Putnam RetirementReady 2045 Fund
Putnam RetirementReady 2040 Fund
Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2015 Fund
Putnam RetirementReady 2010 Fund
Putnam RetirementReady Maturity Fund

‡ A 1% redemption fee on total assets redeemed or exchanged within 30 days of purchase may be imposed for all share classes of these funds.

With the exception of money market funds, a 1% redemption fee may be applied to shares exchanged or sold within 7 days of purchase (90 days, for certain funds).

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our Web site.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

Fund information

Founded over 70 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Myra R. Drucker	Beth S. Mazor
Putnam Investment	Paul L. Joskow	Vice President
Management, LLC	Elizabeth T. Kennan
One Post Office Square	Kenneth R. Leibler	James P. Pappas
Boston, MA 02109	Robert E. Patterson	Vice President
George Putnam, III
Investment Sub-Manager	Robert L. Reynolds	Francis J. McNamara, III
Putnam Investments Limited	W. Thomas Stephens	Vice President and
57–59 St James’s Street	Richard B. Worley	Chief Legal Officer
London, England SW1A1 1LD
	Officers	Robert R. Leveille
Investment Sub-Advisor	Robert L. Reynolds	Vice President and
The Putnam Advisory	President	Chief Compliance Officer
Company, LLC
One Post Office Square	Jonathan S. Horwitz	Mark C. Trenchard
Boston, MA 02109	Executive Vice President,	Vice President and
	Principal Executive	BSA Compliance Officer
Marketing Services	Officer, Treasurer and
Putnam Retail Management	Compliance Liaison	Judith Cohen
One Post Office Square		Vice President, Clerk and
Boston, MA 02109	Charles E. Porter	Assistant Treasurer
Senior Advisor to the Trustees
Custodian		Wanda M. McManus
State Street Bank and	Steven D. Krichmar	Vice President, Senior Associate
Trust Company	Vice President and	Treasurer and Assistant Clerk
Principal Financial Officer
Legal Counsel		Nancy E. Florek
Ropes & Gray LLP	Janet C. Smith	Vice President, Assistant Clerk,
	Vice President, Principal	Assistant Treasurer and
Trustees	Accounting Officer	Proxy Manager
John A. Hill, Chairman	and Assistant Treasurer
Jameson A. Baxter,
Vice Chairman	Susan G. Malloy
Ravi Akhoury	Vice President and
Charles B. Curtis	Assistant Treasurer
Robert J. Darretta

This report is for the information of shareholders of Putnam Asset Allocation Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, or a summary prospectus if available, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The funds’ Statement of Additional Information contains additional information about the funds’ Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

SA060 261088 5/10

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date: May 28, 2010

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: May 28, 2010